As filed with the Securities and Exchange Commission on April 29, 2021

Registration No.         33- 56908

  811- 06032

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 76

and

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

Amendment No.    346

SEPARATE ACCOUNT VA B

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 355-8511

Brian Stallworth, Esquire

Transamerica Life Insurance Company

c/o Office of the General Counsel

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

It is proposed that this filing become effective:

         immediately upon filing pursuant to paragraph (b) of Rule 485

   X    on May 1, 2021 pursuant to paragraph (b) of Rule 485

         60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

         This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Separate Account VA B

Supplement Dated May 1, 2021

to the

Prospectus dated May 1, 2021

We will not accept any premium payment that is allocated to the fixed account or the dollar cost averaging fixed account in excess of $5,000. We also will not accept any premium payment or transfer which would result in the aggregate policy value in the fixed account and the dollar cost averaging fixed account exceeding $5,000.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2021

Transamerica Variable Annuity Series	Transamerica Inspire® Variable Annuity
Transamerica AxiomSM II	Transamerica Variable Annuity I-Share
Transamerica PrincipiumSM III	Transamerica LandmarkSM Variable Annuity
Transamerica FreedomSM Variable Annuity	Transamerica LibertySM Variable Annuity
Transamerica ExtraSM Variable Annuity	Transamerica AxiomSM Variable Annuity

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Rate Sheet Supplement dated May 1, 2021

to the

Prospectus dated May 1, 2021

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov. Please see the SEC file number table below for your applicable product.

We are issuing this supplement to provide the rider fee, growth and withdrawal percentages that we are offering for the Retirement Income Max® rider as described in the prospectus.

The information listed below applies to applications signed on or after and rider election forms received on or after May 1, 2021.

We will file a new Rate Sheet Prospectus Supplement at least 10 business days prior to changing the rider fee percentages, growth percentage, and withdrawal percentages.

For riders issued as part of the new policy application process. In order to receive the terms listed below we must receive Your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, Your application will be considered not in good order and additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

For riders issued to existing policy Owners: In order to receive the terms listed below, Your rider election form must be signed and received in good order while this supplement is in effect. If Your rider election form is received in good order after this supplement is no longer in effect, You will receive the rider terms that are in effect on the date Your rider election form is received in good order. Election forms must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Election forms received in good order on non-business days or after our close of business will get next-day pricing.

The rider fee and withdrawal percentages applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus. At the time of an automatic step-up the rider fee percentage may increase by no more than 0.75% from the current rider fee percentage listed below). The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

RIDER FEE

Single	Joint
1.50%	1.60%

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2021.

Please read this Supplement carefully and retain it for future reference.

1

GROWTH PERCENTAGE

5.00%

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*	Withdrawal Percentage - Joint Life Option*
0-58	0.00%	0.00%
59-64	3.75%	3.25%
65-80	5.00%	4.50%
≥ 81	5.50%	5.00%

* The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the benefit anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Transamerica Life Insurance Company
Product Name	SEC File Number	Product Name	SEC File Number
Transamerica Variable Annuity Series	333-185573	Transamerica Inspire® Variable Annuity	333-215598
Transamerica AxiomSM II	333-186029	Transamerica Variable Annuity I-Share	333-186031
Transamerica PrincipiumSM III	333-186030	Transamerica LandmarkSM Variable Annuity	33-33085
Transamerica FreedomSM Variable Annuity	33-56908	Transamerica LibertySM Variable Annuity	333-187911
Transamerica ExtraSM Variable Annuity	333-187910	Transamerica AxiomSM Variable Annuity	333-187913

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2021.

Please read this Supplement carefully and retain it for future reference.

2

Transamerica Variable Annuity Series	Transamerica AxiomSM II
Transamerica Inspire® Variable Annuity	Transamerica Variable Annuity I-Share
Transamerica PrincipiumSM III	Transamerica AxiomSM Variable Annuity
Transamerica LandmarkSM Variable Annuity	Transamerica ExtraSM Variable Annuity
Transamerica FreedomSM Variable Annuity	Transamerica LibertySM Variable Annuity

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Rate Sheet Supplement dated May 1, 2021

to the

Prospectus dated May 1, 2021

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov. Please see the SEC file number table below for your applicable product.

We are issuing this supplement to provide the rider fee, growth and withdrawal percentages that we are currently offering for the Retirement Income Choice® 1.6 rider as described in the prospectus.

The information listed below applies to applications signed on or after and rider election forms received on or after May 1, 2021.

We will file a new Rate Sheet Prospectus Supplement at least 10 business days prior to changing the rider fee percentages, growth percentage, and withdrawal percentages.

For riders issued as part of the new policy application process. In order to receive the terms listed below we must receive Your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, Your application will be considered not in good order and additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

For riders issued to existing policy Owners: In order to receive the terms listed below, Your rider election form must be signed and received in good order while this supplement is in effect. If Your rider election form is received in good order after this supplement is no longer in effect, You will receive the rider terms that are in effect on the date Your rider election form is received in good order. Election forms must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Election forms received in good order on non-business days or after our close of business will get next-day pricing

The rider fee and withdrawal percentages applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus. At the time of an automatic step-up the rider fee percentage may increase by no more than 0.75% from the current rider fee percentage listed below). The growth percentage can change upon manual reset, which is a manual process under which your current rider is terminated and a new rider is issued. You can only elect to reset during the 30 day period following each successive fifth rider anniversary and if all other rider issue requirements are met as further described in the Retirement Income Choice® 1.6 – Base Benefit- Manual Resets section of your prospectus. The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2021.

Please read this Supplement carefully and retain it for future reference.

1

RIDER FEES

Rider Benefit	Single Life Option	Joint Life Option
Base Benefit Designated Allocation Group A	1.85%	1.95%
Base Benefit Designated Allocation Group B	1.40%	1.50%
Base Benefit Designated Allocation Group C	0.95%	1.05%
Death Benefit	0.40%	0.35%
Income Enhancement	0.30%	0.50%

GROWTH PERCENTAGE

5.00%

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*	Withdrawal Percentage - Joint Life Option*
0-58	0.00%	0.00%
59-64	3.50%	3.00%
65-80	4.75%	4.25%
≥ 81	5.25%	4.75%

* The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Transamerica Life Insurance Company
Product Name	SEC File Number	Product Name	SEC File Number
Transamerica Variable Annuity Series	333-185573	Transamerica AxiomSM II	333-186029
Transamerica Inspire® Variable Annuity	333-215598	Transamerica Variable Annuity I-Share	333-186031
Transamerica PrincipiumSM III	333-186030	Transamerica AxiomSM Variable Annuity	333-187913
Transamerica LandmarkSM Variable Annuity	33-33085	Transamerica ExtraSM Variable Annuity	333-187910
Transamerica FreedomSM Variable Annuity	33-56908	Transamerica LibertySM Variable Annuity	333-187911

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2021.

Please read this Supplement carefully and retain it for future reference.

2

TRANSAMERICA FREEDOMSM VARIABLE ANNUITY
Issued Through
SEPARATE ACCOUNT VA B
By
TRANSAMERICA LIFE INSURANCE COMPANY
The Transamerica FreedomSM Variable Annuity is a flexible premium deferred annuity policy (the “policy”), which is no longer available for purchase by new policy owners. The policy offers many investment choices. You may invest in the separate account, which provides a means of investing in various underlying fund portfolios. You bear the entire investment risk for all amounts you put in the separate account. You may also invest in a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company. You can choose any combination of these investment choices.
This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.
If you would like more information about the Transamerica FreedomSM Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2021. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at (800)-732-0330. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.
The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
We want to let you know that beginning January 1, 2021, we will no longer mail copies of shareholder reports for funds in your portfolio. This change is permitted by regulations adopted by the Securities and Exchange Commission. Instead, the reports will be made available on our website. We’ll let you know by mail each time a report is posted. The notification will have a URL for accessing the report.
If you’ve already elected to receive documents from us electronically, you’re not affected by this change. You’re already receiving an email with a link to the reports so there’s nothing you need to do.
You do have the option of continuing to receive paper copies of all future shareholder reports free of charge. If you’d like this option, give us a call at the number on your account statement, Monday through Thursday 8 - 6:30, or Friday 8 - 5:30 ET.
Prospectus Date: May 1, 2021
Statement of Additional Information Date: May 1, 2021

The subaccounts currently available under this policy invest in the following underlying fund portfolios:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B
AB Growth and Income Portfolio - Class B	AB Growth and Income Portfolio - Class B
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2
American Funds - The Bond Fund of AmericaSM - Class 2	American Funds - The Bond Fund of AmericaSM - Class 2
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2
Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity ® VIP Balanced Portfolio - Service Class 2
Fidelity ® VIP Contrafund® Portfolio - Service Class 2	Fidelity ® VIP Contrafund® Portfolio - Service Class 2
Fidelity ® VIP Mid Cap Portfolio - Service Class 2	Fidelity ® VIP Mid Cap Portfolio - Service Class 2
Fidelity ® VIP Value Strategies Portfolio - Service Class 2	Fidelity ® VIP Value Strategies Portfolio - Service Class 2
State Street Total Return V.I.S. Fund - Class 3	State Street Total Return V.I.S. Fund - Class 3
TA 60/40 Allocation - Service Class	Transamerica 60/40 Allocation VP - Service Class
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP - Service Class
TA Aegon Sustainable Equity Income - Service Class	Transamerica Aegon Sustainable Equity Income VP - Service Class
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP - Service Class
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class
TA BlackRock Global Real Estate Securities - Service Class	Transamerica BlackRock Global Real Estate Securities VP - Service Class
TA BlackRock Government Money Market - Service Class	Transamerica BlackRock Government Money Market VP - Service Class
TA BlackRock iShares Edge 40- Service Class	Transamerica BlackRock iShares Edge 40 VP - Service Class
TA BlackRock iShares Edge 50 - Service Class	Transamerica BlackRock iShares Edge 50 VP - Service Class
TA BlackRock iShares Edge 75 - Service Class	Transamerica BlackRock iShares Edge 75 VP - Service Class
TA BlackRock iShares Edge 100 - Service Class	Transamerica BlackRock iShares Edge 100 VP - Service Class
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class
TA International Growth - Service Class	Transamerica International Growth VP - Service Class
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP - Service Class
TA Janus Mid-Cap Growth - Service Class	Transamerica Janus Mid-Cap Growth VP - Service Class
TA JPMorgan Asset Allocation - Conservative - Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP – Service Class
TA JPMorgan Asset Allocation - Growth - Service Class	Transamerica JPMorgan Asset Allocation - Growth VP – Service Class
TA JPMorgan Asset Allocation - Moderate - Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP – Service Class
TA JPMorgan Asset Allocation - Moderate Growth - Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP – Service Class
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class
TA JPMorgan International Moderate Growth - Service Class	Transamerica JPMorgan International Moderate Growth VP – Service Class
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class
TA Madison Diversified Income - Service Class	Transamerica Madison Diversified Income VP - Service Class
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class

SUBACCOUNT	UNDERLYING FUND PORTFOLIO
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class
TA Morgan Stanley Global Allocation - Service Class	Transamerica Morgan Stanley Global Allocation VP - Service Class
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class	Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP - Service Class
TA MSCI EAFE Index - Service Class	Transamerica MSCI EAFE Index VP - Service Class
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class
TA PineBridge Inflation Opportunities - Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical - Balanced VP - Service Class
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical - Conservative VP - Service Class
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical - Growth VP - Service Class
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class
TA Rothschild & Co Large Cap Value - Service Class	Transamerica Rothschild & Co Large Cap Value VP - Service Class
TA S&P 500 Index - Service Class	Transamerica S&P 500 Index VP - Service Class
TA Small Mid Cap Value - Service Class	Transamerica Small/Mid Cap Value VP – Service Class
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class

TABLE OF CONTENTS continued
APPENDIX
PAM METHOD TRANSFERS	122
APPENDIX
Hypothetical Adjusted withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders	125
APPENDIX
Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® rider	129
v

GLOSSARY OF TERMS
Accumulation Unit - An accounting unit of measure used in calculating the Policy Value in the Separate Account before the Annuity Commencement Date. For more information on unit values, including how they are calculated after the Annuity Commencement Date, please see the Statement of Additional Information.
Adjusted Policy Value - The Policy Value increased or decreased by any Excess Interest Adjustment.
Administrative Office - Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499, (800) 525-6205.
annuitant - The person on whose life any annuity payments involving life contingencies will be based.
annuitize (annuitization) - When you switch from the accumulation period to the income phase and we begin to make annuity payments to you (or your designee).
annuity commencement date - The date upon which annuity payments are to commence.
annuity payment option - A method of receiving a stream of annuity payments selected by the owner.
assumed investment return or AIR - The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
cash value - The adjusted policy value less any less any rider fees (imposed upon surrender).
excess interest adjustment - A positive or negative adjustment to amounts paid out or transferred from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon withdrawals, surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.
fixed account - One or more investment options under the policy that are part of the Company's general assets and are not in the separate account.
Free Amount - The amount that can be withdrawn each year without incurring any excess interest adjustments.
guaranteed lifetime withdrawal benefit - Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit.
guaranteed period options - The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.
owner (you, your) - The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.
policy date - The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value - On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross withdrawals (withdrawals plus or minus excess interest adjustments plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
policy year - A policy year begins on the policy date and on each anniversary thereafter.
separate account - Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value - The portion of the policy value that is invested in the separate account.
subaccount - A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.

valuation period - The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each business day.
written notice - Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice such as telephone instructions or any other means acceptable to the Company. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.

SUMMARY
The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.
THE ANNUITY POLICY
The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (the Company, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of the Company. The policy is intended to accumulate money for retirement or other long-term investment purposes.
This policy currently offers subaccounts that are listed in the “Appendix–Portfolios Associated with the Subaccounts” in this prospectus. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.
The fixed account offers an interest rate that the Company guarantees.
The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.
PURCHASE
The initial premium payment for nonqualified policies must be at least $15,000 (including anticipated premiums from Internal Revenue Code Section 1035 exchanges as indicated on your application or electronic order form) or more, and at least $1,000 for qualified policies (including anticipated premiums from transfers or rollovers as indicated on your application or electronic order form), under most circumstances. You must obtain prior Company approval to purchase a policy with an amount less than the stated minimum. However, we do not offer this policy for sale to new policy owners. You can generally add as little as $50 at any time during the accumulation phase.
INVESTMENT CHOICES
You can allocate your premium payments to one of several underlying fund portfolios listed in the “Appendix–Portfolios Associated with the Subaccounts” section in this prospectus and described in the underlying fund portfolio prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.
You can also allocate your premium payments to the fixed account.
We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year. Currently, we do not charge a transfer fee. We reserve the right to impose restrictions and limitations on transfers.
EXPENSES
Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued on or after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.
No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.
If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy after annuity payments have begun. A surrender charge of up to 4% of policy value will apply during the first four years after the annuity commencement date.
Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period option.

We deduct daily mortality and expense risk fees and administrative charges from the assets in each subaccount during the accumulation phase, at an annual rate (as a percentage of the subaccount's value) of 1.70%, which includes the Return of Premium Death Benefit.
During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.
Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable. State premium taxes currently range from 0% to 3.50%, depending on the state.
If you elect the Initial Payment Guarantee feature when you annuitize, then there is a daily fee (during the income phase) currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.
We deduct a daily fund facilitation fee from the assets in certain investment choices at an annual rate (as a percentage of the subaccount's value) as follows:
•	0.30% if you choose the American Funds - Asset Allocation FundSM - Class 2
•	0.30% if you choose the American Funds - The Bond Fund of AmericaSM - Class 2
•	0.30% if you choose the American Funds - Growth FundSM - Class 2
•	0.30% if you choose the American Funds - Growth-Income FundSM - Class 2
•	0.30% if you choose the American Funds - International FundSM - Class 2
•	0.20% if you choose the AB Balanced Wealth Strategy Portfolio - Class B
•	0.20% if you choose the State Street Total Return V.I.S. Fund - Class 3
•	0.15% if you choose the Franklin Allocation VIP Fund - Class 4
•	0.15% if you choose the TA MSCI EAFE Index - Service Class
•	0.15% if you choose the TA S&P 500 Index - Service Class
The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.
ACCESS TO YOUR MONEY
You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).
You may have to pay income tax and a tax penalty on any money you take out.
If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.
Access to amounts held in qualified policies may be restricted or prohibited by law or regulation or the terms of the policy.
Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency CashSM annuity payment option.
Partial surrenders will reduce your policy value. Depending on its amount and timing, a partial surrender may considerably reduce or eliminate some of the benefits and guarantees provided by your policy. You should carefully consider whether a partial surrender under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial and full surrenders (generally) on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.
ANNUITY PAYMENTS (THE INCOME PHASE)
The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, then the dollar amount of your annuity payments may go up or down. However, the Initial Payment Guarantee is available for an extra fee and it guarantees a minimum amount for each variable annuity payment.
DEATH BENEFIT
If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, then no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.

The Return of Premium death benefit is issued in this policy.
Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.
The death benefit is paid first to a surviving owner, if any; it is paid only to the beneficiary if there is no surviving owner.
TAXES
Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59½ when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.
ADDITIONAL FEATURES
This policy has additional features that might interest you. These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.
These features include, but are not limited to, the following:
•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.
•	You can elect an optional feature at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this feature.
•	Under certain medically related circumstances, you may surrender all or a portion of the policy value without any excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”
•	Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of any excess interest adjustments. This feature is called the “Unemployment Waiver.”
•	You may generally make transfers and/or change the allocation of additional premium payments by telephone or other electronic means acceptable to the Company. We may restrict or eliminate this feature.
•	You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”
•	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”
OTHER INFORMATION
Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account; if state law requires, we will refund your original premium payment(s). The policy will then be deemed void.
No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for transfer and inheritance tax purposes.
Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.
State Variations. Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. This prospectus describes the material rights and obligations of a policy owner, and the maximum fees and charges for all policy features and benefits are set forth in the fee table of this prospectus. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that is applicable to your state.
Old Policies. See “Appendix - Policy Variations” for information on how older policies have different features and requirements, and sometimes different fees and deductions.
Financial Statements. Financial Statements for the Company and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation by year end December 31, 2020) are in “Appendix – Condensed Financial Information” to this prospectus and the SAI.
INQUIRIES
If you need more information or want to make a transaction, please contact us at:
Transamerica Life Insurance Company
Administrative Office
Attention: Customer Care Group
4333 Edgewood Road NE
Cedar Rapids, IA 52499
(800) 525-6205
You may check your policy at www.transamerica.com. Follow the logon procedures. We cannot guarantee that you will be able to access this site.
You should protect your logon information, because on-line (or telephone) options may be available and could be made by anyone who knows your logon information. We may not be able to verify that the person providing instructions using your logon information is you or someone authorized by you.

Annuity Policy FEE TABLE AND EXPENSE EXAMPLES
The following describes the fees and expenses that You will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.
The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See Notes to Fee Table and Expense Examples, No. 5.
The first section describes the fees and expenses that You will pay at the time that You buy the policy, surrender the policy, transfer Cash Value between investment options, or request special services. State premium taxes may also be deducted. Excess interest adjustments may be made to amounts surrendered (partial and full), transferred or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(1)
Base Policy	0%
Transfer Fee(2)	$0-$10
Special Service Fee(3)	$0-$50*
* $0 - $25 for policies issued prior to May 1, 2015
The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including underlying fund portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Annual Service Charge(4)	$0-$35 per policy
Separate Account Annual Expenses (as a percentage, annually, of average separate account value)(5):
Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.55%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.70%
Optional Separate Account Expenses: (You may only elect one of the guaranteed minimum death benefits listed below)
Double Enhanced Death Benefit - No Longer Available	0.65%
Annual Step-Up Death Benefit - No Longer Available	0.20%
Fund Facilitation Fee	0.30%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.00%

Optional Death Benefit Riders - No Longer Available:
Additional Death DistributionSM (annual charge based on policy value)	0.25%
Additional Death Distribution+SM (annual charge based on policy value)	0.55%

Optional Guaranteed Lifetime Withdrawal Benefit Riders - No Longer Available:
5 for LifeSM rider (annual charge - a % of Total Withdrawal Base)	1.35%
5 for LifeSM with Growth (with additional death benefit)	1.60%
5 for LifeSM with Growth (without additional death benefit)	1.35%

	Single	Joint
Living Benefits Rider (annual charge - a % of Principal Back Total Withdrawal Base)	1.25%	1.25%
Income SelectSM for Life - Single and Joint Life Option (annual charge - a % of Total Withdrawal Base):
Base Benefit	1.15%	1.35%
Additional Benefits available with Income SelectSM for Life rider:
Growth Benefit	0.25%	0.50%
Death Benefit	0.25%	0.20%
Income EnhancementSM Benefit	0.10%	0.20%
Total Income SelectSM for Life Rider Fees with Highest Combination of Benefits	1.75%	2.25%

	Maximum	Current
Retirement Income Choice® rider - Single Life Option: (annual charge - a % of Withdrawal Base)
Base Benefit	2.10%	1.35%
Additional Benefits available with the Retirement Income Choice® rider:
Death Benefit	0.25%	0.25%
Income EnhancementSM Benefit	0.15%	0.15%
Total Retirement Income Choice® Rider Fees (Single Life) with Highest Combination of Benefits	2.50%	1.75%
Retirement Income Choice® rider - Joint Life Option (annual charge - a % of Withdrawal Base):
Base Benefit	2.40%	1.65% (1)
Additional Benefits available with the Retirement Income Choice® rider:
Death Benefit	0.20%	0.20%
Income EnhancementSM Benefit	0.30%	0.30%
Total Retirement Income Choice® Rider Fees (Joint Life) with Highest Combination of Benefits	2.90%	2.15%
Retirement Income Choice® with Double Withdrawal Base Benefit rider - Single Life Option (annual charge - a % of Withdrawal Base):
Base Benefit	2.40%	1.65% (1)
Additional Benefits available with the Retirement Income Choice® with Double Withdrawal Base Benefit rider:
Death Benefit	0.25%	0.25%
Income EnhancementSM Benefit	0.15%	0.15%
Total Retirement Income Choice® with Double Withdrawal Base Benefit Rider Fees (Single Life) with Highest Combination of Benefits	2.80%	2.05%
Retirement Income Choice® with Double Withdrawal Base Benefit rider - Joint Life Option (annual charge - a % of Withdrawal Base):
Base Benefit	2.40%	1.65% (1)
Additional Benefits available with the Retirement Income Choice® with Double Withdrawal Base Benefit rider:
Death Benefit	0.20%	0.20%
Income EnhancementSM Benefit	0.30%	0.30%
Total Retirement Income Choice® with Double Withdrawal Base Benefit Rider Fees (Joint Life) with Highest Combination of Benefits	2.90%	2.15%
Retirement Income Choice® 1.4 rider (annual charge - a % of withdrawal base):
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.4 rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%	0.50%
Total Retirement Income Choice® 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits	3.15%	2.40%

	Maximum	Current
Retirement Income Choice® 1.2 rider (annual charge - a % of withdrawal base):
Base Benefit Open Allocation Option	2.30%	1.55%
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.2 rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%	0.50%
Total Retirement Income Choice® 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	3.15%	2.40%
(1) The current fee is 1.55% for policyowners who purchase the base benefit only with no additional benefits elected.
	Maximum	Current
Retirement Income Max® rider (annual charge - a % of withdrawal base): (for riders issued on or after December 12, 2011)
Base Benefit	2.00%	1.25%
Retirement Income Max® rider (annual charge - a % of withdrawal base): (for riders issued before December 12, 2011)
Base Benefit	1.75%	1.00%
Retirement Income Choice® 1.6 rider (annual charge - a % of withdrawal base): (for riders issued on or after May 1, 2014)
Base Benefit Designated Allocation Group A	2.20%	1.45%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.6 rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%	0.50%
Total Retirement Income Choice® 1.6 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	3.05%	2.30%
Retirement Income Choice® 1.6 rider (annual charge - a % of withdrawal base): (for riders issued before May 1, 2014)
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.6 rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%	0.50%
Total Retirement Income Choice® 1.6 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	3.15%	2.40%

Optional Guaranteed Minimum Income Benefit Riders - No Longer Available:
Family Income Protector	0.30%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%
The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2020 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.
Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses)(6):
Lowest Gross	0.41%
Highest Gross	1.34%
Expense Examples(7):
The following Examples are intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.
The Examples assume that you invest $10,000 in the policy for the time periods indicated. The Examples also assume that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2020, and the base policy with the highest fees and expenses, including the highest Fund Facilitation Fee. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If the policy is surrendered at the end of the applicable time period:
1 Year	$ 770
3 Years	$2,329
5 Years	$3,915
10 Years	$7,996
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:
1 Year	$ 770
3 Years	$2,329
5 Years	$3,915
10 Years	$7,996
Please remember that these Examples are illustrations and do not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Examples. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.
For information concerning compensation paid for the sale of the policies, see OTHER INFORMATION - Distribution of the Policies.
Notes to Fee Table and Expense Examples
Owner Transaction Expenses:
1) Maximum Surrender Charge:
If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See EXPENSES.

2) Transfer Fee:
The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, the Company may charge a fee of $10 per transfer. Currently, we do not charge a transfer fee, but reserve the right to do so.
3) Special Service Fees:
We may deduct a charge for special services, including overnight delivery and duplicate policies. We reserve the right to deduct a charge for special services in the future, including non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed and fees may vary based on the type of service but will not exceed the maximum Special Service Fee shown above.
4) Annual Service Charge:
Annual Service Charge: The annual service charge is assessed per policy on each policy anniversary and at surrender. The charge is waived if your policy value, or the sum of your premiums less all partial surrenders, is at least $50,000.
5) Separate Account Annual Expenses:
Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit. During the income phase, the mortality and expense risk fee is at an annual rate of 1.25%
Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.
Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in the American Funds - Asset Allocation Fund - Class 2 (0.30%), American Funds - The Bond Fund of AmericaSM - Class 2 (0.30%), American Funds - Growth Fund - Class 2 (0.30%), American Funds - Growth-Income Fund - Class 2 (0.30%), American Funds - International Fund - Class 2 (0.30%), AB Balanced Wealth Strategy Portfolio - Class B (0.20%), State Street Total Return V.I.S. Fund - Class 3 (0.20%), Franklin Allocation VIP Fund - Class 4 (0.15%), TA MSCI EAFE Index - Service Class (0.15%) and TA S&P 500 Index - Service Class (0.15%).
We charge a fund facilitation fee in order to make certain subaccounts available as investment choices under the policies. We apply the fee to subaccounts that invest in underlying fund portfolios that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses plus the Fund Facilitation fee. Neither the Double Enhanced Death Benefit or the Annual Step-Up Death Benefit are included in the total since they are no longer available. The death benefits are mutually exclusive.
OPTIONAL RIDERS
In some cases, riders to the policy are available that provide optional benefits. There are additional fees (annualized fee charged on a yearly or quarterly basis, depending on the rider) for those riders.
Optional Death Benefit Riders - No Longer Available:
Additional Death Distribution Rider and Additional Death Distribution+ Rider: This annual fee is a percentage of the policy value and is only deducted during the accumulation phase.
Optional Guaranteed Lifetime Withdrawal Benefit Riders - No Longer Available
Living Benefits Rider: The annual fee is a percentage of the “principal back” Total Withdrawal Base. The “principal back” Total Withdrawal Base on the rider date is the policy value. After the rider date, the “principal back” Total Withdrawal Base is equal to: the “principal back” Total Withdrawal Base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.

5 for LifeSM Rider, 5 for LifeSM with Growth rider and Income SelectSM for Life rider - base benefit: The annual fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent Withdrawal Base adjustments. The Withdrawal Base may be referred to as “Total Withdrawal Base” in your policy statement and other documents.
Income SelectSM for Life Rider - Additional Benefits (Single Life and Joint Life Options): If you elected the Income SelectSM for Life rider with one or more of the following options - Growth Option, Additional Death Payment Option, Joint Life Option, Income EnhancementSM Option. The charge for each of these options is a percentage of the withdrawal base and is in addition to the Income SelectSM for Life rider base benefit fee.
Retirement Income Choice® rider, Retirement Income Choice® with Double Withdrawal Base Benefit rider, Retirement Income Choice® 1.4 rider, Retirement Income Choice® 1.2 rider and Retirement Income Choice® 1.6 rider - base benefit: The fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value. During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary; plus subsequent premium payments, less subsequent Withdrawal Base adjustments.
Retirement Income Choice® Rider, Retirement Income Choice® with Double Withdrawal Benefit Rider, Retirement Income Choice® 1.4 Rider, Retirement Income Choice® 1.2 Rider and Retirement Income Choice® 1.6 Rider - Additional Benefits (Single Life and Joint Life Options): If you elected the Retirement Income Choice® rider, Retirement Income Choice® with Double Withdrawal Benefit rider, Retirement Income Choice® 1.4 rider, Retirement Income Choice® 1.2 rider or Retirement Income Choice® 1.6 rider with one or more of the following options - Death Benefit or Income EnhancementSM Benefit. The charge for each of these options is a percentage of the Withdrawal Base and is in addition to the base benefit fee.
Maximum Total Retirement Income Choice® 1.4, Retirement Income Choice® 1.2 and Retirement Income Choice® 1.6 Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.
Maximum Total Retirement Income Choice® 1.4, Retirement Income Choice® 1.2 and Retirement Income Choice® 1.6 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).
Current Total Retirement Income Choice® 1.4, Retirement Income Choice® 1.2 and Retirement Income Choice® 16 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Current), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).
Maximum Total Retirement Income Max® Rider Fees: After the first rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. The Withdrawal Base on the rider date is the policy value. This fee total reflects the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.
Optional Guaranteed Minimum Income Benefit Riders - No Longer Available:
Family Income Protector: The annual rider fee is 0.30% of the minimum annuitization value and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted.
Managed Annuity Program: The Managed Annuity Program fee is 0.45% of the minimum income base value and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted at an annual rate of 1.25%.
Managed Annuity Program II: A rider fee, 0.45% of the minimum income base on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. This fee is deducted even if the adjusted policy value exceeds the minimum income base.
6) Total Portfolio Annual Operating Expenses:
Total Portfolio Annual Operating Expenses: The fee table information relating to the underlying fund portfolios was provided to the Company by the underlying fund portfolios, their investment advisers or managers. We have not verified the accuracy of information provided by unaffiliated fund portfolios. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.

7) Expense Examples:
Expense Examples: The Examples don't reflect premium tax charges, special service fees, or transfer fees. Different fees and expenses not reflected in the Examples may be assessed during the income phase of the policy.

THE ANNUITY POLICY
This prospectus describes the Transamerica FreedomSM Variable Annuity policy offered by the Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges. See “Appendix - Policy Variations” for information about older policies.
An annuity is a contract between you (the owner) and an insurance company (in this case the Company), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.
The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.
The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional premium payments of $50 or more until the annuity commencement date. You are not required to make any additional premium payments.
The policy is a “variable” annuity because the value of your policy can go up or down based on the performance of your subaccounts. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your subaccounts. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive from the separate account during the income phase also depends upon the investment performance of your subaccounts. However, if you annuitize under the Initial Payment Guarantee feature, then you will receive stabilized annuity payments that will never be less than a percentage of your initial variable annuity payment. There is an extra charge for this feature.
The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.
Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your contract is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this contract, you represent and warrant that you are not using the contract, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.
PURCHASE
Policy Issue Requirements
The Company will not issue a policy unless:
•	the Company receives in good order (See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;
•	the Company receives in good order (at our Administrative Office) a minimum initial premium (including anticipated premiums from 1035 exchanges on nonqualified policies and transfers or rollovers on qualified policies as indicated on your application or electronic order form) payment; and
•	the annuitant, owner, and any joint owner are age 85 or younger (the limit may be lower for qualified policies).
Please note, certain riders described herein may require a younger age. Please carefully read the applicable rider sections regarding any age limitations.
We reserve the right to reject any application or premium payment.
Premium Payments
You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the Administrative Office. Your check must be honored in order for us to pay any associated annuity payments and benefits due under the policy.
We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by us will be returned.

We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.
Initial Premium Requirements
The initial premium payment for nonqualified policies must be at least $15,000 (including anticipated premiums from Internal Revenue Code Section 1035 exchanges as indicated on your application or electronic order form), and at least $1,000 for qualified policies (including anticipated premiums from transfers or rollovers as indicated on your application or electronic order form). You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium payment must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information in good order. If we are unable to credit your initial premium payment, we will contact you or your financial intermediary, if applicable, within five business days and explain why. We will also return your initial premium payment at that time unless you consent to us holding the premium up to 30 days and credit it within two business days after your information is both complete and in good order.
Neither we nor your financial intermediary are responsible for lost investment opportunities while we each complete our review processes. Any initial premium payments received by us will be held in our general account until credited to your policy. You will not earn interest on your initial premium payment during these review periods.
The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.
There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.
Additional Premium Payments
You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50 . We will credit additional premium payments to your policy as of the business day we receive your premium and required information in good order at our Administrative Office. Additional premium payments must be received in good order before the close of a regular business session of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment. Additional premium payments received in good order on non-business days or after our close of business on business days will receive next-day pricing. See OTHER INFORMATION – Sending Forms and Transaction Requests in Good Order.
Maximum Total Premium Payments
For issue ages 0-80, we reserve the right to require prior approval of any cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. We may approve premium payments over $1,000,000 but restrict access to certain optional benefits. For issue ages over 80, we reserve the right to require prior approval of any cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. If you do not obtain prior approval for premium payments in excess of the dollar amounts listed above, the business will be deemed not in good order.
Allocation of Premium Payments
When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation. You could lose the amount you allocate to the subaccounts.
If you allocate premium payments to the Dollar Cost Averaging program, (if it is available), you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.
You may change allocations for future additional premium payments by sending written instructions to our Administrative Office, or by telephone, or other electronic means acceptable to us, subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions, or any other means acceptable to us. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.
We reserve the right to restrict or refuse any premium payment.

Policy Value
You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. Regular trading on the New York Stock Exchange usually closes at 4:00 p.m., Eastern time. Holidays are generally not business days.
INVESTMENT OPTIONS
The Transamerica FreedomSM Variable Annuity offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this Policy are listed in the “Appendix - Underlying Fund Portfolios Associated with the Subaccounts”.
The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.
More detailed information, including an explanation of the portfolios' fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.
Note: If You received a summary prospectus for any of the underlying fund portfolios listed in “Appendix - Underlying Fund Portfolios Associated with the Subaccounts,” please follow the instructions on the first page of the summary prospectus to obtain a copy of the full underlying fund prospectus or its statement of additional information.
Selection of Underlying Fund Portfolios
The underlying fund portfolios offered through this variable annuity are selected by us, and we may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, volatility, hedgeability, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premium payments and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).
We have developed this variable annuity product in cooperation with one or more distributors, and may include certain underlying fund portfolios based on their recommendations. Their selection criteria may differ from our selection criteria.
If you elect a guaranteed lifetime withdrawal benefit rider, as discussed later in this prospectus, we require you to allocate your policy value to designated investment options. This requirement is intended to reduce the Company’s costs and risks associated with offering the rider, and we select which underlying fund portfolios to make available under the riders with these factors in mind. Certain designated investment options invest in fund portfolios with volatility control strategies, which could limit full participation in market gains and the growth of the riders. See the Investment Restrictions section below for information regarding the potential impact of volatility control strategies on the value of the guaranteed lifetime withdrawal benefit riders.
Designated investment options, including those that invest in fund portfolios with volatility control strategies, are also available to contract owners who do not elect a guaranteed lifetime withdrawal benefit rider. Although volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns, such strategies could limit your full participation in market gains and ability to maximize potential growth of your policy value.
You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the underlying fund's website provide more current information, including information about any regulatory actions or investigations relating to a fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.
You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.
We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We reserve the right, subject to compliance with applicable law, to make certain changes to the separate account and its investments. We reserve the right to add new portfolios (or portfolio classes), close existing portfolios (or portfolio classes), or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.
We reserve the right to limit the number of subaccounts you are invested in at any one time.
If you elect certain optional riders, you will be subject to investment restrictions. In the future, we may change the investment restrictions.
Not all subaccounts may be available for all policies, in all states, or through all financial intermediary firms.
Addition, Deletion, or Substitution of Investment Options
We cannot and do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We retain the right, subject to any applicable law, to make certain changes in the separate account and its investment options. We reserve the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio. To the extent required by applicable law, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and prior regulatory approval. Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.
New subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by us. Each additional subaccount will purchase shares in an underlying fund portfolio or other investment vehicle. We may also close one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is closed, we will notify you and request a reallocation of the amounts invested in the closed subaccount. If we do not receive additional instructions, any subsequent premium payments or transfers (including dollar cost averaging transactions or asset rebalance programs transactions) into a closed or liquidated subaccount will be re-allocated to the remaining available investment options according to the investment allocation instructions you previously provided. If your previous investment allocation instructions do not include any available investment options, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and any premium payment will be returned. Under asset rebalance programs the value remaining in the closed subaccount will be excluded from any future rebalancing. The value of the closed subaccount will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages you requested. As you consider your overall investment strategy within your annuity, you should also consider whether or not to re-allocate the value remaining in the closed subaccount to another investment option. If you decide to re-allocate the value of the closed subaccount, you will need to provide us with instructions. Under certain situations involving annuitizations (e.g., policy reached maximum annuity commencement date) if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be used to purchase annuity units pro-rata in the other investment options you have purchased accumulation units in and which are open to new investment. Moreover, in certain situations involving death benefit adjustments for continued policies, if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be allocated pro-rata to the other current investment options you have value allocated to and which are open to new investment.
In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, we also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new underlying fund portfolio for an existing underlying fund portfolio.
In addition, a subaccount could become no longer available due to the liquidation of its corresponding underlying fund portfolio. To the extent permitted by applicable law, upon advance notice to you and unless you otherwise instruct us, we will:
1)	Re-allocate any policy value in the liquidated fund to the money market subaccount or a subaccount investing in another underlying fund portfolio designated by us; and
2)	Allocate any subsequent Purchase Payments and/or transfers (including Dollar Cost Averaging transactions or asset rebalance programs transactions) to the other subaccounts you have selected.
Static Allocation Models
A Static Allocation Model is an allocation strategy comprised of two or more underlying fund portfolios that together provide a unique allocation mix not available as a single underlying fund portfolio. Policy owners that elect a Static Allocation Model directly own subaccount units of the underlying fund portfolios that comprise a particular model. In other words, a Static Allocation Model is not a group of underlying fund portfolios with one accumulation/annuity unit value, but rather, direct investment in a certain allocation of subaccounts. There is no additional charge associated with investing in a Static Allocation Model.
Each of the Static Allocation Models is just that: static. The allocations or “split” between one or more subaccounts is not monitored and adjusted to reflect changing market conditions. However, a policy owner's investment in a Static Allocation Model will be rebalanced annually to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election.
Only one Static Allocation Model may be elected at any one time. Additionally, the entire policy value must be allocated to the elected model.
You may request to transfer from one model to another, or transfer from a model to any other investment option. Each transfer into or out of a Static Allocation Model is considered one transfer.
The Fixed Account
Premium payments allocated and amounts transferred to the fixed account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account are, however, subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment option by giving us notice within 30 days before the end of the expiring guaranteed period.
Surrenders, withdrawals, transfers, and amount applied to an annuity payment option from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). See ACCESS TO YOUR MONEY - Excess Interest Adjustment for more information about when an excess interest adjustment applies. This adjustment will also be made to amounts that you apply to an annuity payment option. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum. Please see “Appendix – Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation.
We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable non-forfeiture law at the time the policy is issued.
If you select the fixed account, your money will be placed with our other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase. The interest credited as well as principal invested in the fixed account is based on our claims-paying ability.

We reserve the right to refuse any premium payment or transfer to the fixed account.
Transfers
During the accumulation phase, you may make transfers to or from any investment option within certain limitations.
Transfers out of a guaranteed period option of the fixed account are limited to the following:
•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.
•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.
•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, including transfers in connection with the Portfolio Allocation Method discussed later in this prospectus, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer. (Note: This restriction may prolong the period of time it takes to transfer the full amount in the guaranteed period option of the fixed account. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.) Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation.
In general, each transfer from a subaccount must be at least $500, or the entire subaccount value if less than $500. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Transfer requests received in good order on non-business days or after our close of business on business days will get next-day pricing. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. We reserve the right to prohibit transfers to the fixed account.
During the income phase, you may transfer values out of any subaccount; however, You cannot transfer values out of the Fixed Account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.
Transfers made by telephone, or other electronic means acceptable to us, are subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions.
Market Timing and Disruptive Trading
Statement of Policy. This variable annuity policy was not designed to accommodate market timing or frequent or large transfers among the subaccounts or between the subaccounts and the fixed account. (Both frequent and large transfers may be considered disruptive.)
Market timing and disruptive trading can adversely affect you, other owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all owners invested in those subaccounts, not just those making the transfers.
We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.
Deterrence. If we determine you or anyone acting on your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.
We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by owner or persons engaged in trading on behalf of owners.
In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.
For policies with Portfolio Allocation Method or Open Allocation Method, the effect of transfers pursuant thereto may be considered disruptive for certain underlying fund portfolios. As a result, policy owners using Portfolio Allocation Method or Open Allocation Method may have to change their selected underlying fund portfolios. We will contact you in the event this occurs.
Please note: If you engage a third party investment adviser for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment adviser in providing these services.
In addition to our internal policies and procedures, we will administer your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.
Under our current policies and procedures, we do not:
•	impose redemption fees on transfers; or
•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
•	provide a certain number of allowable transfers in a given period.
Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying funds or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.
Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.
Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.
Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from owners or persons acting on behalf of owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.
Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual owners, and to restrict or prohibit further purchases or transfers by specific owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio.
Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios' ability to apply their respective frequent trading policies and procedures.
We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.
Investment Restrictions
If you are eligible to elect certain optional riders, you will be subject to investment restrictions requiring you to invest in certain underlying portfolios, known as designated investment options. In the future, we may change the investment restrictions.
One or more of the underlying fund portfolios that may be designated investment options under each optional rider in part, may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. Our requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with the applicable riders. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial professional whether to invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the riders. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the riders that do not invest in funds that utilize volatility control strategies.
For more information about the underlying fund portfolios and the investment strategies they employ, please refer to the underlying fund portfolios' current prospectuses.
EXPENSES
Note: The following section on expenses and the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES only apply to policies issued on or after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.
There are charges and expenses associated with your policy that reduce the return on your investment in the policy.
Life with Emergency CashSM Surrender Charge
If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date (no matter which policy or variation thereof you previously purchased). The following schedule shows the current surrender charge:
Number of Years Since Annuity Commencement Date	Surrender Charge (as a % of premium surrendered)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%
We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency CashSM annuity payment option.
Note carefully the following three things about this surrender charge:
•	this surrender charge is measured from the annuity commencement date and not from the premium payment date;
•	this surrender charge is a percentage of the premium; and
•	under this payment option, there is no surrender charge free amount.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, amounts applied when a death benefit is calculated, and amounts applied to an annuity option from the Fixed Account may be subject to an Excess Interest Adjustment. This adjustment could retroactively reduce the interest credited in the Fixed Account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an Annuity Payment Option. However, please note that a death benefit will not be reduced if the Excess Interest Adjustment results in a decrease in the Cash Value available to You. Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical Excess Interest Adjustment calculation. The Excess Interest Adjustment plays a role in calculating the total interest credited to the Fixed Account.

Mortality and Expense Risk Fees
We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the policy.
If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.
Administrative Charges
We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.
Premium Taxes
A deduction is also made for premium taxes, if any, imposed on us by a state, municipality or other government agency. The tax, currently ranging from 0% to 3.50%, is assessed at the time premium payments are made or when annuity payments begin. We pay the premium tax at the time it is imposed. We will, at our discretion, deduct the total amount of premium taxes, if any, from the policy value when such taxes are due to the applicable taxing authority, you begin receiving annuity payments, you surrender the policy or a death benefit is paid.
Federal, State and Local Taxes
We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.
Special Service Fees
We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
Transfer Fee
You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per policy year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer. Currently we are not charging for transfers.
Service Charge
During the accumulation phase, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.
Initial Payment Guarantee
If you elect the Initial Payment Guarantee feature at the time of annuitization, there is a fee (during the income phase) currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the feature.
Fund Facilitation Fee
We charge a fund facilitation fee in order to make certain subaccounts available as investment options under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.

Underlying Fund Portfolio Fees and Expenses
The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest underlying fund portfolio expenses for the previous calendar year are found in the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.
Reduced Fees and Charges
We may at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.
Revenue We Receive
This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, sub-advisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are described further below. While only certain of the types of payments described below may be made in connection with Your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including Your policy.
We (and/or our affiliates) may receive some or all of the following types of payments:
• Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain underlying fund portfolios available as investment options under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.45% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue. These fees are paid from the underlying fund portfolios’ assets. Policy Owners, through their indirect investment in the underlying fund portfolios, bear the costs of 12b-1 fees (see the prospectuses for the underlying funds for more information).
• Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). However, amounts paid from an investment adviser’s or sub-adviser’s (or other service provider’s) revenues are not paid from the underlying portfolios’ assets. The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.
The following chart provides the maximum combined percentages of Support Fees and underlying fund portfolio fees (i.e. sub-transfer agent, Rule 12b-1, and Shareholder Services) that we anticipate will be paid to us on an annual basis. Please Note: Some of the underlying funds listed in the chart below may not currently be available under your policy:
Incoming Payments to the Company and/or TCI
Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST (“TST”)	0.25%
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	0.55%
AB VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES® TRUST	0.25%
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND	0.395%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	0.50%
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.	0.45%
JANUS ASPEN SERIES	0.35%
MFS ® VARIABLE INSURANCE TRUST	0.45%

NOTES TO INCOMING PAYMENTS TABLE:
Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on funds invested in subaccounts that are closed to new premium payments, depending on the terms of the agreements supporting those payments and on the services provided.
TST: Because TST is managed by TAM, an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us and to provide administrative services to the policyholders who invest in subaccounts that invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2020 we received approximately $230.4 million in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.
Fidelity® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of the Company and its affiliates.
Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and sub-advisers of the underlying fund portfolios (or their affiliates):
•	may each directly or indirectly pay TCI conference sponsorship or marketing allowance payments that provides such advisers and sub-advisers with access to TCI's wholesalers at TCI's national and regional sales conferences as well as internal and external meetings and events that are attended by TCI's wholesalers and/or other TCI employees.
•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.
•	may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or sub-adviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.
For the calendar year ended December 31, 2020, TCI and its affiliates received payments that totaled approximately $1.9 million. The firms that paid to participate in TCI sponsored events included but were not limited to the following: Aegon Asset Management • Alliance Bernstein • Allianz Global Investors •  American Century Investments • Amundi Pioneer Asset Management • Barrow, Hanley, Mewhinney & Strauss, LLC • BlackRock Investment Management, LLC • BNY Mellon • Capital Group • Charles Schwab Investment Management • Columbia Threadneedle Investments • Dimensional Fund Advisers •  Fidelity Investments • Franklin Templeton Investments• Goldman Sachs Asset Management • Hartford Funds • Ivy Investments•  Janus Henderson Investors • John Hancock Investments • Legg Mason Global Asset Management • Milliman Financial Risk Management LLC • MFS Investment Management • Morgan Stanley Investment Management Inc. • Neuberger Berman • New York Life/Mainstay Investments • PGIM Investments • Pacific Investment Management Company • PineBridge Investments LLC • Principal Global Investors • Putnam Investments • QMA • Rockefeller Capital Management • Systematic Financial Management • T. Rowe Price • Thompson Siegel & Walmsley LLC • The Vanguard Group, Inc. • Virtus Investment Partners • Wellington Management Company LLP and Wells Fargo Asset Management.
Please note some of the aforementioned managers and/or sub-advisers may not be associated with underlying fund portfolios currently available in this product.
Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.
For further details about the compensation payments we make in connection with the sale of the policies, see OTHER INFORMATION - Distribution of the Policies in this prospectus.

ACCESS TO YOUR MONEY
During the accumulation phase, you can have access to the money in your policy in the following ways:
•	by taking a withdrawal or surrender; or
•	by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).
Surrenders
During the accumulation phase, if you take a full surrender, you will receive your cash value.
If you want to take a withdrawal, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment options in proportion to the policy value. Surrenders may be referred to as withdrawals on your policy statement and other documents.
Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See DEATH BENEFIT, for more details. A withdrawal also may have a negative impact on certain other benefits and guarantees of your policy.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial, unless you elect a Life with Emergency CashSM payment option.
If your policy was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.
Delay of Payment and Transfer
Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative Office. We may defer such payment from the separate account if:
•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of owners.
Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica Aegon Government Money Market VP portfolio (or any money market portfolio offered under this policy) suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender (either full or partial), loan, or death benefit from the TA Aegon Government Money Market subaccount until the portfolio is liquidated.
Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.
Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.

Excess Interest Adjustment
Surrenders, withdrawals, transfers, and amounts applied to an annuity option from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. If at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value (but not below the excess interest adjustment floor described in “Appendix - Excess Interest Adjustment Examples”). However, if the guaranteed interest rate for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value upon surrender or transfer. Please see “Appendix - Excess Interest Adjustment Examples” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.
Any amount surrendered in excess of the cumulative interest credited for that guaranteed period option is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment;
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%,
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months; and
*	=	multiplication
Please see “Appendix - Excess Interest Adjustment Examples” for more detailed information concerning the excess interest adjustment calculation.
There will be no excess interest adjustment on any of the following:
•	surrenders of cumulative interest credited;
•	Nursing Care and Terminal Condition Withdrawal Option surrenders;
•	Unemployment Waiver surrenders;
•	transfers from a Dollar Cost Averaging fixed source;
•	surrenders to satisfy any minimum distribution requirements; and
•	Systematic Payout Option payments, which do not exceed cumulative interest credited at the time of payment.
Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.
The excess interest adjustment may vary for certain policies and may not be applicable for all policies.
Signature Guarantee
As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:
•	Any surrender over $250,000 unless it is a custodial owned annuity;
•	Any non-electronic disbursement request made on or within 15 days of a change to the address of record for a policy owner’s account;
•	Any electronic fund transfer instruction changes on or within 15 days of an address change;
•	Any surrender when we have been directed to send proceeds to a different personal address from the address of record for that contract owner's account. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;

•	Any surrender when we do not have an originating or guaranteed signature on file unless it is a custodial owned annuity;
•	Any other transaction we require.
We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800)525-6205.
You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.
ANNUITY PAYMENTS (THE INCOME PHASE)
Upon the annuity commencement date, which is the date your policy is annuitized and annuity payments begin, your annuity switches from the accumulation phase to the income phase. You can generally change the annuity commencement date by giving us 30 days notice with the new date or age. The earliest annuity commencement date is at least 30 days after you purchase your policy. Unless required by state law, the latest annuity commencement date cannot be after the date specified in your policy unless a later date is agreed to by us.
Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse is eligible to and elects to continue the policy). If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Your policy may not be “partially” annuitized, i.e., you may not apply a portion of your policy value to an annuity option while keeping the remainder of your policy in force.
After the annuitant's death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.
Annuity Payment Options
The policy provides several annuity payment options (also known as income options) that are described below. You may choose any combination of annuity payment options. We will use your policy value to provide these annuity payments. If the policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)
In deciding on which annuity payment option to elect, you must decide if fixed or variable payments are better for you. If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.
You must also decide if you want your annuity payments to be guaranteed for the annuitant's lifetime, a period certain, or a combination thereof. Generally, payments will be lower if you combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, annuity payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).
A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.
The annuity payment options currently available are explained below. Some options are fixed only.
Income for a Specified Period (fixed only). We will make level annuity payments only for a fixed period. No funds will remain at the end of the period. If Your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a financial professional before electing this option.

Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level annuity payments followed by a smaller final annuity payment.
If Your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a financial professional before electing this option.
Life Income. You may choose between:
•	No Period Certain (fixed or variable) - Payments will be made only during the Annuitant's lifetime. The last annuity payment will be the payment immediately before the Annuitant's death. If You choose this option and the Annuitant dies before the due date of the first annuity payment no payments will be made.
•	10 Years Certain (fixed or variable) - Payments will be made for the longer of the Annuitant's lifetime or ten years.
•	Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the Annuitant's lifetime or until the total dollar amount of annuity payments we made to You equals the Annuitized amount (i.e., the Adjusted Policy Value less premium tax, if applicable).
•	Life with Emergency CashSM (fixed or variable)-Payments will be made during the annuitant's lifetime. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit (unlike all other life annuitization options which are not surrenderable). The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax adviser before requesting a full or partial surrender). The maximum surrender charge is 4% of the premium surrendered (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the annuitant.
The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value (i.e., the amount that would be available for surrender according to the Life with Emergency CashSM benefit schedule) without any surrender charges. For qualified policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.
Joint and Survivor Annuity. You may choose:
•	No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the Annuitant and a joint Annuitant of Your selection. Annuity payments will be made as long as either person is living. If You choose this option and both joint Annuitants die before the due date of the first annuity payment no payments will be made.
•	10 Year Certain (fixed only) - Payments will be made for the longer of the lifetime of the Annuitant and joint Annuitant or ten years.
•	Life with Emergency CashSM (fixed or variable)-Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax adviser before requesting a full or partial surrender). The maximum surrender charge is 4% of the premium surrendered (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the surviving joint annuitant.
The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.
Other Annuity Payment Options may be arranged by agreement with the Company. Some Annuity Payment Options may not be available for all policies, all ages or we may limit certain Annuity Payment Options to ensure they comply with the applicable tax law provisions.

NOTE CAREFULLY
IF:
•	You choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the Annuitant dies (or both joint Annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
•	we may make only one (two, three, etc.) annuity payments.
IF:
•	You choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
•	the person receiving annuity payments dies prior to the end of the guaranteed period;
THEN:
•	the remaining guaranteed annuity payments will be continued to a new payee, or their present value may be paid in a single sum.
However, IF:
•	you choose Life with Emergency CashSM; and
•	the annuitant dies (if both joint annuitants die) before age 101;
THEN:
•	a Life with Emergency CashSM death benefit will be paid.
We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving annuity payments is responsible for keeping us informed of his/her current address.
You must Annuitize Your policy no later than the maximum Annuity Commencement Date specified in Your policy (earlier for certain distribution channels) or a later date if agreed to by us. If You do not elect an Annuity Payment Option, the default option will be variable payments under Life with 10 Years Certain. If any portion of the default Annuitization is a variable payout option, then annuity units will be purchased proportionally based off Your available current investment allocations. Please note, all benefits (including guaranteed minimum death benefits and living benefits) terminate upon Annuitization. The only benefits that remain include the guarantees provided under the terms of the annuity option.
Please Note: If You Annuitize before the maximum Annuity Commencement Date, the payments You receive under the Annuity Payment Options may be less than the guaranteed minimum payments You are entitled to under a GLWB rider (if elected). Please consult Your financial professional about the advisability of Annuitization before the maximum commencement date and the Annuity Payment options available to You.
DEATH BENEFIT
We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment option fees and expenses will apply), or may choose to receive the death benefit as a lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability. No death benefit will be payable upon or after the annuity commencement date. Please note that there is a mandatory annuity commencement date.
We will determine the amount of and process the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the annuitant's death, directions regarding how to process the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will process the death benefit when the first beneficiary provides us with due proof of their share of the death proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION - Abandoned or Unclaimed Property.
Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.

The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once we receive due proof of death, investments in the separate account may be reallocated in accordance with the beneficiary's instructions.
We may permit the beneficiary to give a “one-time” written instruction to reallocate the policy value in the separate account to the money market fund after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant's death.
When We Pay A Death Benefit
We will pay a death benefit IF:
•	you are both the annuitant and sole owner of the policy; and
•	you die before the annuity commencement date.
We will pay a death benefit to you (owner) IF:
•	you are not the annuitant; and
•	the annuitant dies before the annuity commencement date.
If the designated beneficiary receiving the death benefit is the surviving spouse of the owner, then he or she may elect, if eligible, to continue the policy as the new annuitant and owner, instead of receiving the death benefit. See DEATH BENEFIT - Spousal Continuation.
When We Do Not Pay A Death Benefit
We will not pay a death benefit IF:
•	you are not the annuitant; and
•	you die prior to the annuity commencement date.
Please note the new owner (unless it is the deceased owner's spouse) must generally surrender the policy within five years of your death.
Distribution requirements apply to the policy value upon the death of any owner. Generally, upon the owner's death (who is not the annuitant) the entire interest must be distributed within five years. See TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code.
Deaths After the Annuity Commencement Date
The amount payable, if any, on or after the annuity commencement date depends on the annuity income option.
IF:
•	you are not the annuitant; and
•	you die on or after the annuity commencement date; and
•	the guaranteed amount in the policy has not been paid;
THEN:
•	the remaining portion of the guaranteed amount in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.
IF:
•	you are the owner and annuitant; and
•	you die after the annuity commencement date; and
•	the annuity payment option you selected did not have or no longer has a guaranteed period;
THEN:
•	no additional payments will be made.
NOTE: If you elect the Life with Emergency CashSM and the annuitant dies before age 101, then a Life with Emergency CashSM death benefit equaling the amount available for surrender will be paid.

IF:
•	annuity payments are being made under the Life with Emergency CashSM; and
•	the annuitant dies before age 101 (or earlier, if a qualified policy);
THEN:
•	a Life with Emergency CashSM death benefit will be paid.
Succession of Ownership
If an owner (who is not the annuitant) dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:
•	any surviving owner;
•	primary beneficiary;
•	contingent beneficiary; or
•	owner's estate.
Spousal Continuation
If the sole primary beneficiary is the spouse, upon the owner's or the annuitant's death, the beneficiary may elect to continue the policy in his or her own name. Upon the annuitant's death if such election is made, the policy value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the annuitant. Any excess of the death benefit amount over the policy value will be allocated to each applicable investment option in the ratio that the policy value in the investment option bears to the total policy value. The terms and conditions of the policy that applied prior to the annuitant's death will continue to apply, with certain exceptions described in the policy. For purposes of the death benefit on the continued policy, the death benefit is calculated in the same manner as it was prior to continuation on the date the spouse continues the policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving same sex spouses.
For these purposes, if the sole primary beneficiary of the policy is a revocable grantor trust and the spouse of the owner/annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the owner/annuitant's social security number at the time of claim, she or he shall be treated as the owner/annuitant's spouse. In those circumstances, the owner/annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
For these purposes, if the owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the annuitant's spouse is the sole primary beneficiary of the annuitant's interest in such account, the annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
Amount of Death Benefit
Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law. The death benefit currently offered on this policy is the Return of Premium Death Benefit. The amount of the death benefit for older policies depends on the guaranteed minimum death benefit option, if any, you chose when you bought the policy. Please see below and the Policy Variations Appendix for more information on death benefits for older policies. The “base policy” death benefit will generally be the greatest of:
•	the policy value on the date we receive the required information in good order at our Administrative Office;
•	the cash value on the date we receive the required information in good order at our Administrative Office (this will be more than the policy value if there is a positive excess interest adjustment);
•	minimum required cash value on the date we receive the required information in good order at our Administrative Office; and
•	the guaranteed minimum death benefit (discussed below), plus premium payments, less gross withdrawals, from the date of death to the date the death benefit is paid. Please see “Appendix - Death Benefit” for illustrative examples regarding death benefit calculations.
Please note: The death benefit terminates upon annuitization.
Guaranteed Minimum Death Benefit
The following generally applies, depending on the state of issue, to policies issued on or after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.

Return of Premium Death Benefit
The Return of Premium Death Benefit is equal to:
•	total premium payments; less
•	any adjusted partial withdrawals (please see “Appendix - Death Benefit”) as of the date of death.
This benefit is not available if you or the annuitant is 86 or older on the policy date. The Return of Premium Death Benefit will be in effect when you purchase your policy.
The information below describes prior death benefits that were available for older policies. These death benefits are no longer available for purchase.
Annual Step-Up Death Benefit – No Longer Available
Under this option, on each policy anniversary prior to your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:
•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus
•	any premium payments since the date of any policy anniversary with the largest policy value; minus
•	any adjusted partial withdrawals (please see “Appendix - Death Benefit”) since the date of the policy anniversary with the largest policy value.
The Annual Step-Up Death Benefit was not available if you or the annuitant were 76 or older on the policy date. There was an extra charge for this death benefit of 0.20% annually.
Double Enhanced Death Benefit - No Longer Available
The death benefit under this option is the greater of 1 or 2 below:
1.	The 6% Annually Compounding through age 80 Death Benefit, which was equal to:
•	the total premium payments; less
•	any adjusted partial withdrawals;
•	accumulated at an effective annual rate of 6% from each premium payment date and each surrender date to the earlier of the annuitant's date of death or the annuitant's 81st birthday.
2.	The Monthly Step-Up through age 80 Death Benefit, which is equal to:
•	the largest policy value on the policy date or on any monthly anniversary before the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus
•	any premium payments since the date of any monthly anniversary with the largest policy value; minus
•	any adjusted partial withdrawals since the date of the monthly anniversary with the largest policy value.
This benefit was not available if the owner or annuitant were age 76 or older on the policy date and requires you to invest only in certain “designated investment options”. There was an extra charge for this death benefit of 0.65% annually.
Designated Investment Options. If you elected the Double Enhanced Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Double Enhanced Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available investment options. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
•	All policy value must be allocated to one or more designated investment options or your death benefit will terminate.
•	You may transfer amounts among the designated investment options; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.
The Double Enhanced Death Benefit was not available if a guaranteed lifetime withdrawal benefit was chosen.
The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. Once You elect a death benefit and your policy is issued, Your death benefit cannot be changed and You will not be impacted by a decision to discontinue offering any particular guaranteed minimum death benefit to new sales.

Adjusted Partial Withdrawal
When you request a partial withdrawal, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the dollar amount of your withdrawal request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of withdrawal. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total premium payments.
The formula used to calculate the adjusted partial withdrawal amount is: adjusted partial withdrawal = (amount of the withdrawal * the current death proceeds prior to the withdrawal) / policy value prior to the withdrawal.
We have included a detailed explanation of this adjustment with examples in the “Appendix - Death Benefit.” This is referred to as “adjusted partial withdrawal” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial withdrawal.
TAX INFORMATION
NOTE: We have prepared the following information on federal taxes as a general discussion of the subject. It is not intended as tax advice to any taxpayer. The federal tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal tax law or of the current interpretations by the Internal Revenue Service. The discussion briefly references federal estate, gift and generation-skipping transfer taxes, but principally discusses federal income taxes. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult Your own financial professional about Your own circumstances.
Introduction
Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes. Thus, the Owner must generally include in income any increase in the Policy Value over the investment in the policy during each taxable year.
There are different rules as to how You will be taxed depending on how You take the money out and the type of policy-qualified or nonqualified.
If You purchase the policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or certain other employer sponsored retirement programs, Your policy is referred to as a qualified policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions You can make to a qualified policy. Other restrictions may apply including terms of the plan in which You participate. To the extent there is a conflict between a plan's provisions and a policy's provisions, the plan's provisions will control.
If You purchase the policy other than as part of any arrangement described in the preceding paragraph, the policy is referred to as a nonqualified policy.
You will generally not be taxed on increases in the value of Your policy, whether qualified or nonqualified, until a distribution occurs (e.g., as a surrender, withdrawal, or as annuity payments). However, You may be subject to current taxation if You assign or pledge or enter into an agreement to assign or pledge any portion of the policy. You may also be subject to current taxation if You make a gift of a nonqualified policy without valuable consideration. All amounts received from the policy that are includible in income are taxed at ordinary income rates; no amounts received from the policy are taxable at the lower rates applicable to capital gains.
The Internal Revenue Service (“IRS”) has not reviewed the policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.
The value of living and death benefit options and riders elected may need to be taken into account in calculating minimum required distributions from a qualified plan/or policy.

We may occasionally enter into settlements with Owners and beneficiaries to resolve issues relating to the policy. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.
Taxation of Us
We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The Separate Account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the Separate Account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the Separate Account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the Separate Account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying fund portfolios to foreign jurisdictions to the extent permitted under federal tax law.
Tax Status of a Nonqualified Policy
Diversification Requirements. In order for a nonqualified variable policy which is based on a segregated asset account to qualify as an annuity policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the Subaccounts. Each Separate Account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The Owners bear the risk that the entire contract could be disqualified as an annuity policy under the Code due to the failure of a Subaccount to be deemed to be “adequately diversified.”
Owner Control. In some circumstances, Owners of variable policies who retain excessive control over the investment of the underlying Separate Account assets may be treated as the Owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the Owner of a variable policy is to be treated as the Owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.
Revenue Ruling 2003-91 also gave an example of circumstances under which the Owner of a variable policy would not possess sufficient control over the assets underlying the policy to be treated as the Owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a policy vary from those described in Revenue Ruling 2003-91, Owners bear the risk that they will be treated as the Owner of Separate Account assets and taxed accordingly.
We believe that the Owner of a policy should not be treated as the Owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the policies from being treated as the Owners of the underlying Separate Account assets. Concerned Owners should consult their own financial professionals regarding the tax matter discussed above.
Distribution Requirements . The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any Owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any Owner dies on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such Owner's death. If any Owner dies before the annuity starting date, the entire interest in the policy must generally be distributed (1) within 5 years after such Owner's date of death or (2) to (or for the benefit of) a designated beneficiary, over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary) and such distribution begin not later than 1 year after the date of the Owner’s death (also known as a “stretch” payout). The designated beneficiary must be an individual. The only method we use for making distribution payments from a nonqualified “stretch” payment option is the required minimum distribution method as set forth in Revenue Ruling 2002-62. The applicable payments are calculated using the Single Life Expectancy Table set forth in Treasury Regulations § 1.401(a)(9)-9, A-1. However, if upon such Owner's death the Owner's surviving spouse is the designated beneficiary of the policy, then the policy may be continued with the surviving spouse as the new Owner. If any Owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary Annuitant shall be treated as an Owner and any death or change of such primary Annuitant shall be treated as the death of an Owner.
The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Taxation of a Nonqualified Policy
The following discussion assumes the policy qualifies as an annuity policy for federal income tax purposes.
In General. Code Section 72 governs taxation of annuities in general. We believe that an Owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Policy Value as collateral for a loan generally will be treated as a distribution of such portion. You may also be subject to current taxation if You make a gift of a nonqualified policy without valuable consideration. The taxable portion of a distribution is taxable as ordinary income.
Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an Owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the Policy Value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these rules with a competent financial professional. A policy owned by a trust using the grantor's social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a financial professional for more information on how this may impact Your policy.
Different Individual Owner and Annuitant
If the Owner and Annuitant on the policy are different individuals, there may be negative tax consequences to the Owner and/or beneficiaries under the policy if the Annuitant predeceases the Owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult Your legal counsel or financial professional if You are considering designating a different individual as the Annuitant on Your policy to determine the potential tax ramifications of such a designation.
Annuity Starting Date
This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of Annuity Commencement Date used in Your policy and the dates will be the same. However, in certain circumstances, Your annuity starting date and Annuity Commencement Date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure Your policy maintains its status as an annuity policy for federal income tax purposes. You may wish to consult a financial professional for more information on when this issue may arise.
It is possible that at certain advanced ages a policy might no longer be treated as an annuity contract if the policy has not been Annuitized before that age or have other tax consequences. You should consult with a financial professional about the tax consequences in such circumstances.
Taxation of Annuity Payments
Although the tax consequences may vary depending on the Annuity Payment Option You select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments You receive will be includable in Your gross income.
In general, the excludable portion of each annuity payment You receive will be determined as follows:
•	Fixed payments-by dividing the “investment in the policy” on the annuity starting date by the total expected return under the policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
•	Variable payments-by dividing the “investment in the policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.
The remainder of each annuity payment is includable in gross income. Once the “investment in the policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income. The “investment in the policy” is generally equal to the premiums You pay for the policy, reduced by any amounts You have previously received from the policy that are excludible from gross income.
If You select more than one Annuity Payment Option, special rules govern the allocation of the policy's entire “investment in the policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise You to consult a competent financial professional as to the potential tax effects of allocating amounts to any particular Annuity Payment Option.

If, after the annuity starting date, annuity payments stop because an Annuitant died, the excess (if any) of the “investment in the policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction on Your tax return.
Taxation of Surrenders and Withdrawals - Nonqualified Policies
When You surrender Your policy, You are generally taxed on the amount that Your surrender proceeds exceeds the “investment in the policy”. The “investment in the policy” is generally equal to the premiums You pay for the policy, reduced by any amounts You have previously received from the policy that are excludible from gross income. Withdrawals are generally treated first as taxable income to the extent of the excess in the Policy Value over the “investment in the policy.” Distributions taken under the systematic payout option are treated for tax purposes as withdrawals, not annuity payments. In general, loans, pledges, and collateral assignments as security for a loan are taxed in the same manner as withdrawals and surrenders. You may also be subject to current taxation if You make a gift of a nonqualified policy without valuable consideration. All taxable amounts received under a policy are subject to tax at ordinary rather than capital gain tax rates.
If Your policy contains an Excess Interest Adjustment feature (also known as a market value adjustment), then Your Policy Value immediately before a policy withdrawal (or transaction taxed like a withdrawal) may have to be increased by any positive Excess Interest Adjustments that result from the transaction. There is, however, no definitive guidance on the proper tax treatment of Excess Interest Adjustments, and You may want to discuss the potential tax consequences of an Excess Interest Adjustment with Your financial professional.
The Code also provides that amounts received from the policy that are includible in gross income (including the taxable portion of some annuity payments) may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some withdrawals and other amounts will be exempt from the penalty tax. Amounts received that are not subject to the penalty tax include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59½; (2) paid after an Owner (or where the Owner is a non-natural person, an Annuitant) dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer's designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982. Regarding the disability exception, because we cannot verify that the Owner is disabled, we will report such withdrawals to the IRS as early withdrawals with no known exception from the penalty tax.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a financial professional for more information regarding the imposition of penalty tax.
Guaranteed Lifetime Withdrawal Benefits
For policies with a Guaranteed Lifetime Withdrawal Benefit or a Guaranteed Minimum Accumulation Benefit the application of certain tax rules, particularly those rules relating to distributions from Your policy, are not entirely clear. It is possible that the withdrawal base (with respect to the Guaranteed Lifetime Withdrawal Benefits) and the guaranteed future value (with respect to the Guaranteed Minimum Accumulation Benefit) could be taken into account to determine the Policy Value that is used to calculate required distributions and the amount of the distribution that would be included in income. The proper treatment of the Income Enhancement Option under a Guaranteed Lifetime Withdrawal Benefit is unclear. It is possible that the IRS could determine that the benefit provides some form of long term care insurance. In that event, the Internal Revenue Service may determine the Income Enhancement Option is an incidental benefit with adverse consequences for qualification as an Individual Retirement Annuity, You could be treated as in receipt of some amount of income attributable to the value of the benefit even though You have not received a payment from Your policy, and the amount of income attributable to guaranteed lifetime withdrawal payments could be affected. In addition, if the Income Enhancement Benefit causes an increase in payments calculated to meet the Required Minimum Distribution requirements it may violate the rules governing such distributions with adverse tax consequences. In view of this uncertainty, You should consult a financial professional with any questions.
Aggregation
All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same Owner (policyholder) during the same calendar year are treated as one annuity for purposes of determining the amount includable in the Owner's income when a taxable distribution (other than annuity payments) occurs. If You are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, You may wish to consult with Your financial professional regarding how aggregation will apply to Your policies.

Tax-Free Exchanges of Nonqualified Policies
We may issue the nonqualified policy in exchange for all or part of another annuity contract that You own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, Your investment in the policy immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. Your Policy Value immediately after the exchange may exceed Your investment in the policy. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the policy (e.g., as a withdrawal, surrender, annuity income payment or death benefit).
If You exchange part of an existing contract for the policy, and within 180 days of the exchange You received a payment other than certain annuity payments (e.g., You take a withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, some or all of the amount exchanged into the policy could be includible in Your income and subject to a 10% penalty tax.
You should consult Your financial professional in connection with an exchange of all or part of an annuity contract for the policy, especially if You may take a withdrawal from either contract within 180 days after the exchange.
Medicare Tax
Distributions from nonqualified annuity policies are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. We are required to report distributions taken from nonqualified annuity policies as being potentially subject to this tax. While distributions from qualified policies are not subject to the tax, such distributions may be includable in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from Your qualified policy could cause Your other investment income to be subject to the tax. Please consult a financial professional for more information.
Same Sex Relationships
Same sex couples have the right to marry in all states. The parties to each marriage that is valid under the law of any state will each be treated as a spouse as defined in this policy. Individuals in other arrangements, such as civil unions, registered domestic partnerships, or other similar arrangements, that are treated as a valid marriage under the applicable state law, will each be treated as a spouse as defined in this policy for state law purposes. However, individuals in other arrangements that are not recognized as marriage under the relevant state law, will not be treated as married or as spouses as defined in this policy for federal tax purposes. Therefore, exercise of the spousal continuation provisions of this policy or any riders by individuals who do not meet the definition of “spouse” may have adverse tax consequences and/or may not be permissible. Please consult a financial professional for more information on this subject.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the policy because of Your death or the death of the Annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; (2) if distributed via withdrawals, these amounts are taxed in the same manner as surrenders; or (3) if distributed under an Annuity Payment Option, these amounts are taxed in the same manner as annuity payments.
Transfers, Assignments or Exchanges of Policies
A transfer of ownership or assignment of a policy, the designation of an Annuitant or payee or other beneficiary who is not also the Owner, the exchange of a policy and certain other transactions, or a change of Annuitant other than the Owner, may result in certain income or gift tax consequences to the Owner that are beyond the scope of this discussion. An Owner contemplating any such transaction or designation should contact a competent financial professional with respect to the potential tax effects.
Charges
It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to You. In particular, the IRS may treat fees associated with certain optional benefits as a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable withdrawals, the tax rules associated with these benefits are unclear, and we advise that You consult Your financial professional prior to selecting any optional benefit under the policy.

Federal Estate, Gift and Generation-Skipping Transfer Taxes
The estate and gift tax unified credit basic exclusion amount is $10,000,000, subject to inflation adjustments (using the C-CPI-U), for taxable years beginning after December 31, 2017, and before January 1, 2026. The maximum rate is 40%.
The uncertainty as to how the current law might be modified in the future underscores the importance of seeking guidance from a competent professional to help ensure that Your estate plan adequately addresses Your needs and that of Your beneficiaries under all possible scenarios.
Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning professional for more information.
Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from Your policy, or from any applicable payment, and pay it directly to the IRS.
Qualified Policies
The qualified policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59½ (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code, but other similar rules may. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, employers, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.
Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the Owner must be the Annuitant; (ii) the policy generally is not transferable by the Owner, e.g., the Owner may not designate a new Owner, designate a contingent Owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or withdrawals according to the requirements in the IRS regulations (minimum required distributions) must begin no later than April 1 of the calendar year following the calendar year in which the Annuitant attains age 72 (or age 70½ if the Annuitant attained 70½ before 1/1/2020); (v) an Annuity Payment Option with a period certain that will guarantee annuity payments beyond the life expectancy of the Annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the Annuitant dies prior to the distribution of the Policy Value; (vii) the entire interest of the Owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the individual retirement annuity (other than nondeductible contributions) generally are taxed only when distributed from the annuity. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.
SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions. Subject to certain exceptions, distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same rules that apply to IRA distributions and are taxed as ordinary income.
The IRS has not reviewed this policy for qualification as a traditional IRA, SIMPLE IRA or SEP IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is an amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when taken 5 tax years after the first contribution to any Roth IRA of the individual and taken after one of the following: attaining age 59½, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when taken from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the Owner's lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.
The IRS has not reviewed this policy for qualification as a Roth IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to Federal Insurance Contributions Act (FICA or Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the Policy Value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989, unless certain events have occurred. Specifically distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a Guaranteed Lifetime Withdrawal Benefit prior to age 59½. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan. Employers using the policy in connection with Section 403(b) plans may wish to consult with their financial professional.
Pursuant to tax regulations, we generally are required to confirm, with Your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers You request from a 403(b) policy comply with applicable tax requirements before we process Your request. We will defer such payments You request until all information required under the tax law has been received. By requesting a surrender or transfer, You consent to the sharing of confidential information about You, the policy, and transactions under the policy and any other 403(b) policies or accounts You have under the 403(b) plan among us, Your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.
Deferred Compensation Plans. Section 457(b) of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans established and maintained by state and local governments (and their agencies and instrumentalities) and tax exempt organizations. Under such plans a participant may be able to specify the form of investment in which his or her participation will be made. For non-governmental Section 457(b) plans, all such investments, however, are typically owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457(b) plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable in the year paid (or in the year paid or made available in the case of a non-governmental 457(b) plan). Distributions from non-governmental 457(b) plans are subject to federal income tax withholding as wages, distributions from governmental 457(b) plans are subject to withholding as “eligible rollover distributions” as described in the section entitled “Withholding.” below. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties. Deferred compensation plans of governments and tax-exempt entities that do not meet the requirements of Section 457(b) are taxed under Section 457(f), which means compensation deferred under the plan is included in gross income in the first year in which the compensation is not subject to substantial risk of forfeiture.

Ineligible Owners-Qualified
We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f) plans), employee stock ownership plans, Keogh/H.R.-10 plans and any other types of plans at our sole discretion.
Taxation of Surrenders and Withdrawals - Qualified Policies
In the case of a withdrawal under a qualified policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount You receive is taxable, generally based on the ratio of Your “investment in the policy” to Your total account balance or accrued benefit under the retirement plan. Your “investment in the policy” generally equals the amount of any non-deductible premium payments made by You or on Your behalf. If You do not have any non-deductible premium payments, Your investment in the contract will be treated as zero.
In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date You reach age 59½, unless You meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. However, the exceptions applicable for qualified policies differ from those provided to nonqualified policies. You may wish to consult a financial professional for more information regarding the application of these exceptions to Your circumstances. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to You under the policy.
Qualified Plan Required Distributions
For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 72 (or 70½ if he/she attained 70½ prior to 1/1/2020) or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent Owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the Owner (or plan participant) reaches age 72 (or 70½ if he/she attained 70½ prior to 1/1/2020). The actuarial present value of death and/or living benefit options and riders elected may need to be taken into account in calculating required minimum distributions. Please consult with your financial professional to learn more about an optional living or death benefit prior to purchase.
Each Owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and financial professional regarding the suitability of the policy.
The Code generally requires that interest in a qualified policy be non-forfeitable.
You should consult Your legal counsel or financial professional if You are considering purchasing an enhanced death benefit or other optional rider, or if You are considering purchasing a policy for use with any qualified retirement plan or arrangement.
Optional Living Benefits
For policies with a Guaranteed Lifetime Withdrawal Benefit or a Guaranteed Minimum Accumulation Benefit the application of certain tax rules, particularly those rules relating to distributions from Your policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the Guaranteed Lifetime Withdrawal Benefit. In view of this uncertainty, You should consult a financial professional before purchasing this policy as a qualified policy.
Withholding
The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or taken. The amount of withholding varies according to the type of distribution. The withholding rates applicable to the taxable portion of periodic payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. A 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether You elect not to have federal income tax withheld, You are still liable for payment of federal income tax on the taxable portion of the payment. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.
Annuity Purchases by Residents of Puerto Rico
The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations
The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity Owners that are U.S. persons. Taxable distributions made to Owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the Owner's country of citizenship or residence. Prospective foreign Owners are advised to consult with a qualified financial professional regarding U.S., state, and foreign taxation for any annuity policy purchase.
Foreign Account Tax Compliance Act (“FATCA”)
If the payee of a distribution from the policy is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Code as amended by the Foreign Account Tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial Owner of the policy or the distribution. The rules relating to FATCA are complex, and a financial professional should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the policy.
Possible Tax Law Changes
Although the likelihood and nature of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a financial professional with respect to legal or regulatory developments and their effect on the policy.
We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity Owners currently receive.
ADDITIONAL FEATURES
Systematic Payout Option
You can select at any time (during the accumulation phase) to receive regular surrenders (i.e., partial surrenders) from your policy by using the systematic payout option. Under this option, you can receive the greater of (1) or (2), divided by the number of surrenders made per year, where: (1) up to 10% of your premium payments (reduced by prior surrenders in that policy year); and (2) is any gains in the policy. For amounts greater than 10% of your premium payments, you must receive prior Company approval. The amount of your payment is established when you select the option. The amount available is recalculated on each policy anniversary thereafter while the Systematic Payout Option is in effect.
Any systematic withdrawal in excess of the remaining rider withdrawal amount could affect your rider values (if elected). Systematic surrenders can be made monthly, quarterly, semi-annually, or annually. Each surrender must be at least $40. Monthly and quarterly surrenders must generally be made by electronic funds transfer directly to your checking or savings account.
Any systematic withdrawal in excess of your remaining surrender charge free amount may be subject to a surrender charge. If the request does not exceed the surrender charge free amount, future systematic payments will be recalculated based on the remaining free amounts.
Keep in mind that surrenders under the systematic payout option may be taxable, and if made before age 59½, may be subject to a 10% federal penalty tax. There is no charge for this benefit.

Income Benefit Programs
The Family Income Protector and Managed Annuity Programs are no longer available, but if you have previously elected one of these benefits you can still upgrade. If you upgrade your minimum annuitization value or minimum income base, you will generally receive the Managed Annuity Program II. See Rider Grid for Additional Information on each of these riders.
Initial Payment Guarantee
You may only elect to purchase the Initial Payment Guarantee which provides annually stabilized payments that are guaranteed to never be less than a percentage of the initial variable annuity payment at the time you annuitize your policy. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.
The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.
Under the Initial Payment Guarantee, you receive annuity payments that are stabilized—that is, held level throughout each policy year—and are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize, the guaranteed percentage will not change during the life of the Initial Payment Guarantee. Contact us for the current guaranteed percentage.
The payment amount is adjusted once each year (on the anniversary of your annuity commencement date) to reflect the investment performance of your selected investment choice(s) over the preceding year (but your payment will not be less than the guaranteed minimum).
Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values (i.e., your payment is “net” the initial payment guarantee fee, mortality and expense risk fee, and administrative charges).
The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.
Other Terms and Conditions. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).
Termination. The Initial Payment Guarantee is irrevocable.
The Initial Payment Guarantee may vary for certain policies and may not be available for all policies, in all states or at all times.
Nursing Care and Terminal Condition Withdrawal Option
No excess interest adjustments will apply if You take a withdrawal ($1,000 minimum), under certain circumstances, because You or Your spouse has been:
•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or
•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).
You may exercise this benefit at any time during the accumulation phase. This benefit is also available to the Annuitant or Annuitant's spouse if the Owner is not a natural person. There is no restriction on the maximum amount You may withdraw under this benefit. There is no charge for this benefit.
The Nursing Care and Terminal Condition Withdrawal Option may vary for certain policies and may not be available for all policies, in all states or at all times.
Unemployment Waiver
No excess interest adjustments will apply to surrenders after you or your spouse become unemployed due to:
•	involuntary termination of employment
•	involuntary lay off;
In order to qualify, you (or your spouse, whichever is applicable) must have been:
•	employed full time for at least two years prior to becoming unemployed;

•	employed full time on the policy date;
•	unemployed for at least 60 days in a row at the time of surrender;
•	must have a minimum cash value at the time of surrender of $5,000; and
•	you (or your spouse) must be receiving unemployment benefits.
You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.
You may select this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.
The Unemployment Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.
Telephone and Electronic Transactions
Currently, certain transactions may be made by telephone or other electronic means acceptable to us upon our receipt of the appropriate authorization. We may discontinue this option at any time. To access information and perform transactions electronically, we require You to create an account with a username and password, and to maintain a valid e-mail address.
We will not be liable for following instructions communicated by telephone or electronically we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require You to provide information to verify Your identity when You call us and we will record conversations with You. We may also require written confirmation of the request. When someone contacts our Administrative Office and follows our procedures, we will assume You are authorizing us to act upon those instructions. For electronic transactions through the internet, You will need to provide Your username and password. You are responsible for keeping Your password confidential and must notify us of any loss, theft or unauthorized use of Your password.
Telephone and other electronic transactions must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Transactions received in good order on non-Business Days or after our close of business on Business Days will get next-day pricing. See OTHER INFORMATION – Sending Forms and Transaction Requests in Good Order. Please note that the telephone and/or electronic device transactions may not always be available. Any telephone, fax machine or other electronic device, whether it is Yours, Your service provider's, or Your financial representative(s) can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of Your request if the volume of transactions is unusually high, we might not have anyone available, or lines available, to take Your transaction. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If You are experiencing problems, You should make Your request by writing to our Administrative Office.
We reserve the right to revoke Your telephone and other electronic transaction privileges at any time without revoking all Owners' privileges. We may deny telephone and electronic transaction privileges to market timers or disruptive traders.
Dollar Cost Averaging Program
During the accumulation phase, you may instruct us to automatically make transfers into one or more subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.
Dollar Cost Averaging programs that may be available under your policy:
•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly. You can elect to transfer from the fixed account, money market or other specified subaccount.
•	Special —You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program. This program is only available for new premium payments, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively).
A Dollar Cost Averaging program will begin the next business day after we have received in good order all necessary information and the minimum required amount. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st business day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.
NOTE CAREFULLY:
New Dollar Cost Averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed. Additional premium payments, absent new allocation instructions, received after a Dollar Cost Averaging program has completed, will be allocated according to the current premium payment allocations at that time but will not reactivate a completed Dollar Cost Averaging program.
IF:
•	we do not receive all necessary information to begin or restart a Dollar Cost Averaging program;
THEN:
•	any amount allocated to a fixed source will be invested in that fixed source but will be transferred to the money market investment option within 30 days of allocation to fixed source if new Dollar Cost Averaging instructions are not received;
•	any amount in a variable source will be invested in that variable source and will remain in that variable investment option; and
•	new Dollar Cost Averaging instructions will be required to begin a Dollar Cost Averaging program.
You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions. Transfers from a Dollar Cost Averaging fixed source are not subject to an excess interest adjustment. A Dollar Cost Averaging program can be used in conjunction with Asset Rebalancing and a guaranteed lifetime withdrawal benefit (subject to any investment restrictions involving the source). There is no charge for this benefit.
The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies, in all states or at all times. See your policy for availability of the fixed account options. We reserve the right to terminate the availability of any Dollar Cost Averaging program at any time.
Asset Rebalancing
During the accumulation phase You can instruct us to automatically rebalance the amounts in Your Subaccounts to maintain Your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually. Asset rebalancing can be used in conjunction with a guaranteed lifetime withdrawal benefit. Please note, any amounts rebalanced may be immediately transferred to the Portfolio Allocation Method (PAM) investment options or Open Allocation subaccounts as applicable under the Portfolio Allocation Method or Open Allocation Method (OAM). There is no charge for this benefit. We reserve the right to terminate the availability of any asset rebalancing program at any time.
Optional Benefits No Longer Available
The following death benefits are no longer available:
•	Additional Death Distribution Rider*
•	Additional Death Distribution + Rider*
The following Guaranteed Lifetime Withdrawal Benefits are no longer available, but if you have previously elected one of these riders you can still upgrade (if applicable):
•	Living Benefits Rider (also known as Guaranteed Principal SolutionsSM Rider)*
•	5 for LifeSM rider
•	5 for LifeSM with Growth rider
•	Income SelectSM for Life rider
•	Retirement Income Choice® rider
•	Retirement Income Choice® with Double Withdrawal Base Benefit rider
•	Retirement Income Choice® 1.4 rider
•	Retirement Income Choice® 1.2 rider
•	Retirement Income Max® Rider*
•	Retirement Income Choice® 1.6 Rider*

See “Appendix - Rider Grid Variations” for additional information on each of the riders above.
* If you purchased your policy prior to February 1, 2015, and the rider was available under your policy, you may still purchase or upgrade (if applicable) the rider.
OTHER INFORMATION
State Variations
Oregon. The Retirement Income Choice® 1.6 rider will not terminate upon assignment or ownership changes.
Washington. The Retirement Income Choice® 1.6 designated funds excludes fixed account and does not allow funds to be allocated to the Dollar Cost Averaging fixed account. The Living Benefits Rider fee cannot be deducted from the fixed account.
Ownership
You, as owner of the policy, exercise all rights under the policy. You can generally change the owner at any time by notifying us in writing at our Administrative Office. If we do not have an originating signature or guaranteed signature on file or if the Company suspects fraud, we may require a notarized signature. There may be limitations on your ability to change the ownership of a qualified policy. An ownership change may be a taxable event.
Beneficiary
The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.). The Company will not be liable for any payment made before the written notice is received in our Administrative Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.
Right to Cancel Period
You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days after you receive the policy (for replacements the right cancel period is generally 30 days), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law or federal tax regulations require we will refund your original premium payment(s), or surrender value, if greater. We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative Office, written notice of cancellation and the returned policy. The policy will then be deemed void.
Assignment
You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.
Termination for Low Value
If a withdrawal or fee (including an optional rider fee, administrative fee, or owner transaction fee) reduces your cash value below the minimum specified in your policy, we reserve the right to terminate your policy and send you a full distribution of your remaining cash value. All benefits associated with your annuity policy will be terminated. Federal law may impose restrictions on our right to terminate certain qualified policies. We do not currently anticipate exercising this right if you have certain optional benefits, however, we reserve the right to do so. For all other policies, including policies with certain other optional benefits, we intend to exercise this termination provision.

Sending Forms and Transaction Requests in Good Order
We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the subaccounts affected by the requested transaction; the dated signatures of all owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. We reserve the right to reject electronic transactions that do not meet our requirements.
Regulatory Modifications to Policy
We reserve the right to amend the policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.
Certain Offers
From time to time, we have (and we may again) offered you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits.
When we make an offer, we may vary the offer amount, up or down, among the same group of policy owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of policy owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining policy owners in the same group.
If you accept an offer that requires you to terminate a guaranteed benefit and you retain your policy, we will no longer charge you for the benefit, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.
We may also make an offer to you to exchange an existing rider for a different rider.
Mixed and Shared Funding
The underlying fund portfolios may serve as investment vehicles for variable life insurance policies, variable annuity policies and retirement plans (“mixed funding”) and shares of the underlying fund portfolios also may be sold to separate accounts of other insurance companies (“shared funding”). While we currently do not foresee any disadvantages to owners and participants arising from either mixed or shared funding, it is possible that the interests of owners of various policies and/or participants in various plans for which the underlying fund portfolios serve as investments might at some time be in conflict. We and each underlying fund portfolio’s Board of Directors intend to monitor events in order to identify any material conflicts and to determine what action, if any, to take. Such action could include the sale of underlying fund portfolio shares by one or more of the separate accounts, which could have adverse consequences. Such action could also include a decision that separate funds should be established for variable life and variable annuity separate accounts. In such an event, we would bear the attendant expenses, but owners and plan participants would no longer have the economies of scale resulting from a larger combined fund. Please read the prospectuses for the underlying fund portfolios, which discuss the underlying fund portfolios’ risks regarding mixed and shared funding, as applicable. Please see Voting Rights section below for how shares held by the Company would be voted.
Exchanges and/or Reinstatements
You can generally exchange a nonqualified annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or transfer qualified policies directly to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, you should compare both annuities carefully. Remember that if you exchange or transfer another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange or transfer another annuity for this one unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange, transfer or otherwise).
You may ask us to reinstate your policy after such an exchange, transfer, withdrawal or surrender and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds distributed to the applicable investment options. The dollar amount will be used to purchase new accumulation units at the then current price. In the event any subaccount previously invested in is closed and we don’t receive additional instructions, funds will be reallocated to the remaining available investment options according to the investment allocation instructions you previously provided. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. Generally for non-qualified annuity reinstatements, unless you return the original company check, if a portion of the prior withdrawal was taxable, we are required to report the taxable amount form the distribution even though the funds have been reinstated. The cost basis will be adjusted accordingly. The taxable amount will be reported on Form 1099-R which you will receive in January of the year following the distribution. Qualified annuity reinstatements may be subject to tax reporting and rollover requirements. We recommend that you consult a tax professional to explain the possible tax consequences of reinstatements.
Voting Rights
To the extent required by law, the Company will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and/or other individuals that have voting interests in the portfolios. We will send you and/or other individuals requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.
Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.
Abandoned or Unclaimed Property
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.
Legal Proceedings
We, like other life insurance companies, are subject to regulatory and legal proceedings, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
Business Continuity
Our business operations may be adversely affected by volatile natural and man-made disasters, including (but not limited to) hurricanes, earthquakes, terrorism, civil unrest, military action, fires and explosions, pandemic diseases, and other catastrophes (“Catastrophic Events”). Over the past several years, changing weather patterns and climatic conditions have added to the unpredictability and frequency of natural disasters in certain parts of the world. To date, the COVID-19 pandemic has caused significant uncertainty and disruption to government, business operations, and consumer behavior on a global scale. Such uncertainty as to future trends and exposure may lead to financial losses to our businesses. Furthermore, Catastrophic Events may disrupt our operations and result in the loss of, or restricted access to, property and information about Transamerica and its clients. Such events may also impact the availability and capacity of our key personnel. If our business continuity plans do not include effective contingencies for Catastrophic Events, we may experience business disruption, damage to corporate reputation, and damage to financial condition for a prolonged period of time.

Cyber Security
Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of our information technology or communications systems may result in a material adverse effect on our results of operations and corporate reputation.
Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance our existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.
A computer system failure or security breach may disrupt our business, damage our reputation and adversely affect our operational results, financial condition and cash flows.
We rely heavily on computer and information systems and internet and network connectivity to conduct a large portion of our business operations. This includes the need to securely store, process, transmit and dispose of confidential information, including personal information, through a number of complex systems. In many cases this also includes transmission and processing to or through commercial customers, business partners (semi-) governmental agencies and third-party service providers. The introduction of new technologies, computer system failures, cyber-crime attacks or security or data privacy breaches may materially disrupt our business operations, damage our reputation, result in regulatory and litigation exposure, investigation and remediation costs, and materially and adversely affect our results of operations, financial condition and cash flows.
The information security risk that we face includes the risk of malicious outside forces using public networks and other methods, including social engineering and the exploitation of targeted offline processes, to attack our systems and information. It also includes inside threats, both malicious and accidental. For example, human error, unauthorized user activity and lack of sufficiently automated processing can result in improper information exposure or use. We also face risk in this area due to our reliance in many cases on third-party systems, all of which may face cyber and information security risks of their own. Third-party administrators or distribution partners used by us or our affiliates may not adequately secure their own information systems and networks, or may not adequately keep pace with the dynamic changes in this area. Potential bad actors that target us and our applicable third parties may include, but are not limited to, criminal organizations, foreign government bodies, political factions, and others.
In recent years information security risk has increased sharply due to a number of developments in how information systems are used by companies such as us, but also by society in general. Threats have increased as criminals and other bad actors become more organized and employ more sophisticated techniques. At the same time companies increasingly make information systems and data available through the internet, mobile devices or other network connections to customers, employees and business partners, thereby expanding the attack surface that bad actors can exploit.
Large, global financial institutions such as us have been, and will continue to be subject to information security attacks for the foreseeable future. The nature of these attacks will also continue to be unpredictable, and in many cases may arise from circumstances that are beyond our control. Especially if and to the extent we fail to adequately invest in defensive infrastructure, timely response capabilities, technology and processes or to effectively execute against our information security strategy, we may suffer material adverse consequences.
To date the highest impact information security incidents that we have experienced are believed to have been the result of e-mail phishing attacks targeted at our business partners and commercial customers. This in turn led to unauthorized use of valid website credentials to engage in fraudulent transactions and improper data exfiltration. Additionally, we have also faced other types of attacks, including but not limited to other types of phishing attacks and distributed denial of service (DDoS) attacks, as well as certain limited cases of unauthorized internal user activity, including activity between other units of Aegon. Although to our knowledge these events have thus far not been material in nature, our management recognizes the need to establish and maintain adequate information security systems that are capable of addressing the possibility of these types of attacks, as well as for the possibility of more significant and sophisticated information security attacks, in the future. There is no guarantee that the measures that we take will be sufficient to stop all types of attacks or mitigate all types of information security or data privacy risks.
We maintain cyber liability insurance to help decrease the impact of cyber-attacks and information security events, subject to the terms and conditions of the policy, however such insurance may not be sufficient to cover all applicable losses that we may suffer.

A breach of data privacy or security obligations may disrupt our business, damage our reputation and adversely affect financial conditions and results of operations.
Pursuant to applicable laws, various government agencies and independent administrative bodies have established numerous rules protecting the privacy and security of personal information and other confidential information held by us. For example, our businesses are subject to laws and regulations enacted by U.S. federal and state governments, including various regulatory organizations relating to the privacy and/or security of the information of customers, employees or others. These laws, among other things, increased compliance obligations, impacted our businesses’ collection, processing and retention of personal data, reporting of data breaches, and provide for penalties for non-compliance. For example, the New York Department of Finance Services (NYDFS), pursuant to its cybersecurity regulation, requires financial institutions regulated by the NYDFS, including certain of our entities, to, among other things, satisfy an extensive set of minimum cyber security requirements, including but not limited to governance, management, reporting, policy, technology and control requirements. Numerous other U.S. laws also impose various information security and privacy related obligations with respect to various Company affiliates operating in the U.S., including but not limited to the Gramm-Leach-Bliley Act and related state laws (GLBA), the California Consumer Privacy Act (CCPA) and the Health Insurance Portability and Accountability Act (HIPAA), among many others. Other legislators and regulators with jurisdiction over our businesses are considering, or have already enacted, enhanced information security risk management and privacy rules and regulations. A number of our entities and affiliates are also subject to contractual restrictions with respect to the information of our clients and business partners. The Company, and numerous of its, employees and business partners have access to, and routinely process, the personal information of consumers and employees. We rely on a large number of processes and controls to protect the confidentiality, integrity and availability of personal information and other confidential information that is accessible to, or in the possession of, us, our systems, employees and business partners. It is possible that an employee, business partner or system could, intentionally or unintentionally, inappropriately disclose or misuse personal or confidential information. Our data or data in our possession could also be the subject of an unauthorized information security attack. If we fail to maintain adequate processes and controls or if we or our business partners fail to comply with relevant laws and regulations, policies and procedures, misappropriation or intentional or unintentional inappropriate disclosure or misuse of personal information or other confidential information could occur. Such control inadequacies or non-compliance could cause disrupted operations and misstated or unreliable financial data, materially damage our reputation or lead to increased regulatory scrutiny or civil or criminal penalties or (class action) litigation, which, in turn, could have a material adverse effect on our business, financial condition and results of operations. In addition, we analyze personal information and customer data to better manage our business, subject to applicable laws and regulations and other restrictions. It is possible that additional regulatory or other restrictions regarding the use of such techniques may be imposed. Additional privacy and information security obligations have been imposed by various governments with jurisdiction over the Company or its affiliates in recent years, and more such obligations are likely to be imposed in the near future across our operations. Such restrictions and obligations could have material impacts on our business, financial conditions and/or results of operations.
In addition, we analyze personal information and customer data to better manage our business subject to applicable laws and regulations and other restrictions. It is possible that additional regulatory or other restrictions regarding the use of such techniques may be imposed. Additional privacy and information security obligations have been imposed by various governments with jurisdiction over Transamerica or its subsidiaries in recent years, and more such obligations are likely to be imposed in the near future across our operations. Such restriction and obligations could have material impacts on our business, financial conditions and/or results of operations.
For a complete description regarding Transamerica’s policies for its websites, including the Privacy Policy and Terms of Use for such websites, please visit: www.transamerica.com/individual/privacy-policy and www.transamerica.com/individual/terms-of-use.
Transamerica Life Insurance Company
Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in the District of Columbia, Guam, Puerto Rico, the U.S. Virgin Islands, and all states except New York.
All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for the financial obligations of the Company arising under the policies.

Financial Condition of the Company
We pay benefits under your policy from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits are not assured and depend upon certain factors discussed below.
Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.
We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.
As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. In addition, we hedge our investments in our general account, and may require purchasers of certain of the variable insurance products that we offer to allocate premium payments and policy value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments. We may also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our policy owners or to provide the collateral necessary to finance our business operations.
How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Insurance as well as the financial statements of the separate account are located in the Statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI is available on the SEC's website at www.sec.gov. Our financial strength ratings which reflect the opinions of leading independent rating agencies of our ability to meet our obligations to our policy owners are available on our website (www.transamerica.com/individual/what-we-do/about-us/financial-strength/), and the websites of these nationally recognized statistical ratings organizations – A.M. Best Company (www.ambest.com), Moody’s Investors Service (www.moodys.com) and Standard & Poor’s Rating Services (www.standardandpoors.com).
The Separate Account
The Company established a separate account, called Separate Account VA B, under the laws of the State of Iowa on January 19, 1990. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.
The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or the Company. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to the Company's other income, gains or losses.
The assets of the separate account are held in the Company's name on behalf of the separate account and belong to the Company. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business the Company may conduct. The separate account may include other subaccounts that are not available under these policies.

The Underlying Funds
At the time you purchase your policy, you may allocate your premium to subaccounts. These are subdivisions of our separate account, an account that keeps your policy assets separate from our company assets. The subaccounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject to separate fees and expenses such as management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see “Appendix - Underlying Fund Portfolios Associated with the Subaccounts” for additional information.
Other Transamerica Policies
We offer a variety of fixed and variable annuity policies. They may offer features, including investment options, and have fees and charges, that are different from those in the policy offered by this prospectus. Not every policy we issue is offered through every financial intermediary. Some financial intermediaries may not offer and/or limit the offering of certain features or options, as well as limit the availability of the policies, based on issue age, or other criteria established by the financial intermediary. Upon request, Your financial professional can show You information regarding other Transamerica annuity policies that he or she distributes. You can also contact us to find out more about the availability of any of the Transamerica annuity policies.
You should work with Your financial professional to decide whether this policy is appropriate for You based on a thorough analysis of Your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.
Distribution of the Policies
Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI may market the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.
We have discontinued new sales of the policies. You may, however, continue to make premium payments to fund your policy pursuant to its terms, and exercise all other rights and options under your policy - such as reallocating your policy value among investment choices, making surrenders and full surrenders, and making changes of ownership of your policy.
Compensation to Broker-Dealers Who Sold the Policies. The policies have been offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay ongoing commissions through TCI to the selling firms for their past sales of the policies.
The selling firms were paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions varies depending on the selling agreement, but the maximum commission is 1.25% of premium payment (additional amounts may be paid as overrides to wholesalers).
To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, the Company and TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are described further below.
The sales representative who sold you the policy may receive a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may continue to receive in connection with your policy. Also inquire about any ongoing compensation arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.
You should be aware that a selling firm or its sales representatives may have received different compensation or incentives for selling one product over another. In some cases, these differences may have created an incentive for the selling firm or its sales representatives to have recommended or sold this policy to you.

Special Compensation Paid to Affiliated Firms. We and/or our affiliates may provide paid-in capital to TCI. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.
TCI's registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guarantees.
Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, may continue to pay certain selling firms additional cash amounts in order to receive enhanced marketing services and increased access to their sales representatives. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.
During 2020, in general, payments calculated as a percentage of sales ranged from 7 basis points (0.07%) to 75 basis points (0.75%), payments calculated as a percentage of assets under management ranged from 2.5 basis points (0.025%) to 16 basis points (0.16%), and flat annual fees ranged from $5,000 to $500,000, which included at times payments for a series of meetings and/or events of other broker-dealers and banks.
As of 2020, TCI had revenue sharing agreements with more than 69 brokers and other financial intermediaries including, without limitation:
Advisor Group, Inc.• Ameriprise Financial Services, Inc. • AXA Advisors LLC •  BBVA Securities, Inc. •  Bruderman Brothers• Cadaret, Grant & Co. • Cambridge Investment Research, Inc. •  Centarus Financial, Inc. • Cetera Financial Group, Inc. •  CFD Investments, Inc. • Charles Schwab • Citigroup Global Markets, Inc. •  Citizens Securities Inc. • CUSO Financial • D.A. Davidson & Co., Inc. •  Edward D. Jones & Co., L.P. •  Equitable Network, LLC •  • Equity Services, Inc. • FSC Securities Corporation •  Financial Data Services, Inc. •  Geneos Wealth Management, Inc. • GWFS Equities Inc. •  GW Sherwold Associates, Inc.• Hantz Financial Services, Inc. • HD Investment Services • Huntington Investment Company •  Investacorp, Inc. • Infiniex Investments, Inc. • J.P. Morgan Securities LLC •  James T. Borello & Co, • Janney Montgomery Scott, LLC •  Kestra Investment Services •  KMS Financial Services Inc. • LPL Financial Corp. • Logan Group Securities • M&T Securities, Inc. • Merrill Lynch • MML Investors Services • Morgan Stanley Smith Barney • Mutual of Omaha Investor Services, Inc. • National Financial Services, Inc. • Next Financial • Oppenhaiemer & Co. • Park Avenue Securities•  Parkland Securities, LLC • Pershing LLC • Pursche Kaplan Sterling Financial •  Raymond James and Associates, Inc. • Raymond James Financial Services, Inc. • RBC Wealth Management • Royal Alliance Associates, Inc. • SagePoint Financial, Inc. • Securian Financial Services, Inc. • Securities America, Inc. • Securities Service Network, Inc. • Sigma Financial Corporation • Stifel Nicolaus & Company Inc. •  SunTrust Investment Services Inc.• TD Ameritrade • Triad Advisors, Inc. • Trinity Wealth. • UBS Financial Services Inc.• United Planners Financial Services of America • US Bancorp Investments, Inc. • VOYA Financial Advisors, Inc. • Waddell Reed • Wells Fargo Advisors, LLC • Wentworth Financial Partners • Woodbury Financial Services
For the calendar year ended December 31, 2020 TCI paid approximately $34.4 million to these brokers and other financial intermediaries in connection with revenue sharing arrangements. TCI expects to have revenue sharing arrangements with a number of brokers and other financial intermediaries in 2021, including some or all of the foregoing brokers and financial intermediaries, among others, on terms similar to those discussed above.
No specific charge is assessed directly to owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
Glossary of Terms
The Policy - General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Performance
Historical Performance Data
Published Ratings
State Regulation of Transamerica Life Insurance Company
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Independent Registered Public Accounting Firm
Other Information
Financial Statements
Appendix - Condensed Financial Information

APPENDIX
UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS
The following is a list of current underlying fund portfolios available under the policy, which are subject to change as discussed in this prospectus. Please Note: The Company reserves the right to change investment choices made by purchasers of the Living Benefits Rider and Retirement Income Choice® 1.2 rider (if the Open Allocation option is elected) as we deem necessary to support the guarantees under these riders.
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
AB VARIABLE PRODUCTS SERIES FUND, INC.
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: To maximize total return consistent with the Adviser's determination of reasonable risk.
AB Growth and Income Portfolio - Class B	AB Growth and Income Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
AMERICAN FUNDS INSURANCE SERIES® TRUST
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds - The Bond Fund of AmericaSM - Class 2(4)	American Funds - The Bond Fund of AmericaSM - Class 2(4)	Capital Research and Management CompanySM
Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital.
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide growth of capital.
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To achieve long-term growth of capital and income.
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To achieve long-term growth of capital.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks income and capital growth consistent with reasonable risk.
Fidelity ® VIP Contrafund® Portfolio - Service Class 2	Fidelity ® VIP Contrafund® Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks long-term capital appreciation.
Fidelity ® VIP Mid Cap Portfolio - Service Class 2	Fidelity ® VIP Mid Cap Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks long-term growth of capital.
Fidelity ® VIP Value Strategies Portfolio - Service Class 2	Fidelity ® VIP Value Strategies Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks capital appreciation.
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.
State Street Total Return V.I.S. Fund - Class 3	State Street Total Return V.I.S. Fund - Class 3	SSGA Funds Management, Inc.
Investment Objective: The highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.
TRANSAMERICA SERIES TRUST*(2)
TA 60/40 Allocation - Service Class	Transamerica 60/40 Allocation VP - Service Class	Transamerica Asset Management, Inc.
Investment Objective: Seeks long-term capital appreciation and current income.
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Seeks a high level of current income by investing in high-yield debt securities.
TA Aegon Sustainable Equity Income - Service Class	Transamerica Aegon Sustainable Equity Income VP - Service Class	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: Seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation.
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Seeks to provide as high a level of total return as is consistent with prudent investment strategies.
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
TA BlackRock Global Real Estate Securities - Service Class	Transamerica BlackRock Global Real Estate Securities VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.
TA BlackRock Government Money Market - Service Class(3)	Transamerica BlackRock Government Money Market VP - Service Class(3)	BlackRock Investment Management, LLC
Investment Objective: Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
TA BlackRock iShares Edge 40- Service Class	Transamerica BlackRock iShares Edge 40 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks capital appreciation and current income.
TA BlackRock iShares Edge 50 - Service Class	Transamerica BlackRock iShares Edge 50 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation and capital preservation.
TA BlackRock iShares Edge 75 - Service Class	Transamerica BlackRock iShares Edge 75 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation and capital preservation as a secondary objective.
TA BlackRock iShares Edge 100 - Service Class	Transamerica BlackRock iShares Edge 100 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation.
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks capital appreciation with current income as secondary objective.
TA International Growth - Service Class	Transamerica International Growth VP - Service Class	TDAM USA Inc.
Investment Objective: Seeks capital growth.
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP - Service Class	Janus Capital Management LLC
Investment Objective: Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
TA Janus Mid-Cap Growth - Service Class	Transamerica Janus Mid-Cap Growth VP - Service Class	Janus Capital Management LLC
Investment Objective: Seeks long-term capital appreciation.
TA JPMorgan Asset Allocation - Conservative - Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks current income and preservation of capital.
TA JPMorgan Asset Allocation - Growth - Service Class	Transamerica JPMorgan Asset Allocation - Growth VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks long-term capital appreciation.
TA JPMorgan Asset Allocation - Moderate - Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks capital appreciation and current income.
TA JPMorgan Asset Allocation - Moderate Growth - Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks capital appreciation with current income as a secondary objective.
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks total return, consisting of current income and capital appreciation.
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks to earn a total return modestly in excess of the total return performance of the S&P 500® (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500®.
TA JPMorgan International Moderate Growth - Service Class	Transamerica JPMorgan International Moderate Growth VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks capital appreciation with current income as a secondary objective.
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks growth from capital appreciation.
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks current income and preservation of capital.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and income.
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and income.
TA Madison Diversified Income - Service Class	Transamerica Madison Diversified Income VP - Service Class	Madison Asset Management. LLC
Investment Objective: Seeks high total return through the combination of income and capital appreciation.
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to balance capital appreciation and income.
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks current income and preservation of capital.
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks capital appreciation as a primary objective and income as a secondary objective.
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class	Quantitative Management Associates LLC
Investment Objective: Seeks capital appreciation.
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Seeks to maximize long-term growth.
TA Morgan Stanley Global Allocation - Service Class	Transamerica Morgan Stanley Global Allocation VP - Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Seeks high total investment return. Total investment return is the combination of capital appreciation and investment income.
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class	Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA MSCI EAFE Index - Service Class	Transamerica MSCI EAFE Index VP - Service Class	SSGA Funds Management, Inc.
Investment Objective: Seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada.
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class	J.P. Morgan Investment Management Inc. and Aegon USA Investment Management, LLC
Investment Objective: Seeks to provide high total investment return through investments in a broadly diversified portfolio of stock, bonds and money market instruments.
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical - Balanced VP - Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical - Conservative VP - Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical - Growth VP - Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks maximum total return consistent with preservation of capital and prudent investment management.
TA PineBridge Inflation Opportunities - Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class	PineBridge Investments LLC
Investment Objective: Seeks maximum real return consistent with preservation of real capital.
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class	QS Investors, LLC
Investment Objective: Seeks current income and preservation of capital.
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and current income.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation with current income as secondary objective.
TA Rothschild & Co Large Cap Value - Service Class	Transamerica Rothschild & Co Large Cap Value VP - Service Class	Transamerica Asset Management, Inc. & Levin Capital Strategies, L.P.
Investment Objective: Seeks long-term capital appreciation.
TA S&P 500 Index - Service Class	Transamerica S&P 500 Index VP - Service Class	SSGA Funds Management, Inc.
Investment Objective: Seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
TA Small Mid Cap Value - Service Class	Transamerica Small/Mid Cap Value VP – Service Class	Systematic Financial Management L.P. & Thompson, Siegel & Walmsley LLC
Investment Objective: Seeks to maximize total return.
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class	T. Rowe Price Associates, Inc.
Investment Objective: Seeks long-term growth of capital by investing primarily in common stocks of small growth companies.
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class	Thompson, Siegel & Walmsley LLC
Investment Objective: Seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers.
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class	Wellington Management Company, LLP
Investment Objective: Seeks to maximize long-term growth.
(1)	Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2)	Transamerica Series Trust - Service Class - As of May 1, 2003, new policyholders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to policyholders that purchased the policy before May 1, 2003.
(3)	There can be no assurance that any money market portfolio offered under this policy will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of policy charges, the yield on the money market subaccount may become extremely low and possibly negative.
(4)	Effective on or about May 1, 2021 American Funds - Bond Fund will be renamed American Funds - The Bond Fund of AmericaSM.
* All underlying fund portfolios in the Transamerica Series Trust are advised by Transamerica Asset Management. The entities listed are the sub-advisers unless otherwise indicated.
Certain subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any subaccount at any time. In some cases, a subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a subaccount, please contact your financial intermediary or our Administrative Office.

CLOSED INVESTMENT OPTIONS:
The following subaccounts are only available to owners that held an investment in those subaccounts on May 1, 2002. However, if any such owner surrenders all of his or her money from these subaccounts after May 1, 2002, that owner may not reinvest in those subaccounts.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	Fidelity VIP Growth Opportunities Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks to provide capital growth.
JANUS ASPEN SERIES
Janus Henderson Mid Cap Value Portfolio - Service Shares	Janus Henderson Mid Cap Value Portfolio - Service Shares	Janus Capital Management LLC
Investment Objective: Seeks capital appreciation.
The following subaccount is only available to owners that held an investment in this subaccount on July 1, 2002. However, if any such owner surrenders all of his or her money from this subaccount after July 1, 2002, that owner may not reinvest in this subaccount.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
TRANSAMERICA SERIES TRUST
TA Small/Mid Cap Value - Initial Class	Transamerica Small/Mid Cap Value VP - Initial Class	Systematic Financial Management L.P. & Thompson, Siegel & Walmsley LLC
Investment Objective: Seeks to maximize total return.
The following subaccounts are only available to owners that held an investment in these subaccounts on December 12, 2011. However, if any such owner surrenders all of his or her money from these subaccounts after December 12, 2011, that owner may not reinvest in those subaccounts.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. Value Opportunities Fund – Series II Shares	Invesco V.I. Value Opportunities Fund – Series II Shares	Invesco Advisers, Inc.
Investment Objective: Long-term growth of capital.
Invesco V.I. American Franchise Fund – Series II Shares	Invesco V.I. American Franchise Fund – Series II Shares	Invesco Advisers, Inc.
Investment Objective: Seek capital growth.
AB VARIABLE PRODUCTS SERIES FUND, INC.
AB Large Cap Growth Portfolio – Class B	AB Large Cap Growth Portfolio – Class B	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Equity-Income Portfolio – Service Class 2	Fidelity VIP Equity-Income Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks reasonable income and will also consider the potential for capital appreciation. The goal is to achieve a yield which exceeds the composite yield on the securities comprising the S& P 500® Index.
Fidelity VIP Growth Portfolio – Service Class 2	Fidelity VIP Growth Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks to achieve capital appreciation.
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Mutual Shares VIP Fund - Class 2	Franklin Mutual Shares VIP Fund - Class 2	Franklin Mutual Advisers, LLC
Investment Objective: Capital appreciation. Secondary goal is income.
JANUS ASPEN SERIES
Janus Henderson Enterprise Portfolio – Service Shares	Janus Henderson Enterprise Portfolio – Service Shares	Janus Capital Management LLC
Investment Objective: Long-term growth of capital.
Janus Henderson Global Research Portfolio – Service Shares	Janus Henderson Global Research Portfolio – Service Shares	Janus Capital Management LLC
Investment Objective: Long-term growth of capital.

SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
MFS ® VARIABLE INSURANCE TRUST
MFS ® Total Return Series – Service Class	MFS ® Total Return Series – Service Class	MFS ® Investment Management
Investment Objective: Seek total Return.
Effective open of business on September 17, 2012, the following subaccounts are closed to new investments.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Income VIP Fund - Class 2	Franklin Income VIP Fund - Class 2	Franklin Advisers, Inc.
Investment Objective: To maximize income while maintaining prospects for capital appreciation.
Templeton Foreign VIP Fund - Class 2	Templeton Foreign VIP Fund - Class 2	Templeton Investment Counsel LLC
Investment Objective: Long-term capital growth.
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Allocation VIP Fund - Class 4	Franklin Allocation VIP Fund - Class 4	Franklin Templeton Services, LLC
Investment Objective: Seeks capital appreciation. Secondary goal is income.
MFS ® VARIABLE INSURANCE TRUST
MFS ® New Discovery Series – Service Class	MFS ® New Discovery Series – Service Class	MFS ® Investment Management
Investment Objective: Seek capital appreciation.
Effective December 12, 2011, the Invesco V.I. Value Opportunities Fund (Series II) was closed to new investments. Effective on or about August 18, 2017, the Invesco V.I. Value Opportunities Fund (Series II) fund was replaced with Transamerica Barrow Hanley Dividend Focused VP (Initial Class)
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
TRANSAMERICA SERIES TRUST – Initial Class
TA Aegon Sustainable Equity Income - Initial Class	Transamerica Aegon Sustainable Equity Income VP - Initial Class	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: Seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation.

APPENDIX
Designated Investment Options
The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits.
	Double Enhanced Death Benefit(1)	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider
Subaccounts		Before 12/12/11	12/12/11 to 11/9/14	11/10/14 to 1/31/18	2/1/18 to 4/30/20	Post 5/1/20	Before 2/28/19	3/1/19 to 8/31/2020	9/1/2020 And After Group A, B or C
AB Balanced Wealth Strategy Portfolio - Class B	√						A	A	B
AB Growth and Income Portfolio - Class B								A	A
American Funds - Asset Allocation FundSM - Class 2	√							A	B
American Funds - The Bond Fund of AmericaSM - Class 2	√	√	√	√	√	√	C	A	C
American Funds - Growth FundSM - Class 2								A	A
American Funds - Growth-Income FundSM - Class 2								A	A
American Funds - International FundSM - Class 2								A	A
Fidelity ® VIP Balanced Portfolio - Service Class 2	√							A	B
Fidelity ® VIP Contrafund® Portfolio - Service Class 2								A	A
Fidelity ® VIP Mid Cap Portfolio - Service Class 2								A	A
Fidelity ® VIP Value Strategies Portfolio - Service Class 2								A	A
State Street Total Return V.I.S. Fund - Class 3	√							A	B
TA 60/40 Allocation - Service Class							A	A	B
TA Aegon High Yield Bond - Service Class								A	B
TA Aegon Sustainable Equity Income - Service Class								A	A
TA Aegon U.S. Government Securities - Service Class	√	√	√	√	√	√	C	A	C
TA American Funds Managed Risk - Balanced - Service Class(2)	√	√	√		√		B	A	B
TA BlackRock Global Real Estate Securities - Service Class								A	A
TA BlackRock Government Money Market - Service Class	√	√	√	√	√	√	C	A	C
TA BlackRock iShares Edge 40- Service Class	√	√	√		√	√	C	A	B

Designated Investment Options — (Continued)
	Double Enhanced Death Benefit(1)	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider
Subaccounts		Before 12/12/11	12/12/11 to 11/9/14	11/10/14 to 1/31/18	2/1/18 to 4/30/20	Post 5/1/20	Before 2/28/19	3/1/19 to 8/31/2020	9/1/2020 And After Group A, B or C
TA BlackRock iShares Edge 50 - Service Class	√						B	A	B
TA BlackRock iShares Edge 75 - Service Class	√						A	A	B
TA BlackRock iShares Edge 100 - Service Class	√							A	A
TA BlackRock Tactical Allocation - Service Class(2)							B	A	B
TA International Growth - Service Class								A	A
TA Janus Balanced - Service Class							A	A	B
TA Janus Mid-Cap Growth - Service Class								A	A
TA JPMorgan Asset Allocation - Conservative - Service Class(2)	√	√	√	√	√	√	C	A	B
TA JPMorgan Asset Allocation - Growth - Service Class								A	A
TA JPMorgan Asset Allocation - Moderate - Service Class(2)	√	√	√		√	√	B	A	B
TA JPMorgan Asset Allocation - Moderate Growth - Service Class(2)	√						A	A	B
TA JPMorgan Core Bond - Service Class		√	√	√	√	√	C	A	A
TA JPMorgan Enhanced Index - Service Class								A	A
TA JPMorgan International Moderate Growth - Service Class(2)	√						A	A	B
TA JPMorgan Mid Cap Value - Service Class								A	A
TA JPMorgan Tactical Allocation - Service Class		√	√	√	√	√	C	A	B
TA Legg Mason Dynamic Allocation - Balanced - Service Class(2)		√	√	√	√	√	B	A	B
TA Legg Mason Dynamic Allocation - Growth - Service Class(2)							A	A	B
TA Madison Diversified Income - Service Class		√	√	√	√	√	B	A	B
TA Managed Risk - Conservative ETF - Service Class(2)	√	√	√	√	√	√	C	A	B
TA Managed Risk - Balanced ETF - Service Class(2)	√	√	√	√	√	√	B	A	B
TA Managed Risk - Growth ETF - Service Class(2)	√						A	A	B
TA Market Participation Strategy - Service Class		√	√			√	B	A	B
TA Morgan Stanley Capital Growth - Service Class								A	A

Designated Investment Options — (Continued)
	Double Enhanced Death Benefit(1)	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider
Subaccounts		Before 12/12/11	12/12/11 to 11/9/14	11/10/14 to 1/31/18	2/1/18 to 4/30/20	Post 5/1/20	Before 2/28/19	3/1/19 to 8/31/2020	9/1/2020 And After Group A, B or C
TA Morgan Stanley Global Allocation - Service Class							A	A	B
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(2)	√	√	√		√		B	A	B
TA MSCI EAFE Index - Service Class	√							A	A
TA Multi-Managed Balanced - Service Class	√						A	A	B
TA PIMCO Tactical - Balanced - Service Class(2)		√	√				B	A	B
TA PIMCO Tactical - Conservative - Service Class(2)		√	√	√	√		C	A	B
TA PIMCO Tactical - Growth - Service Class(2)							A	A	B
TA PIMCO Total Return - Service Class	√	√	√	√	√	√	C	A	C
TA PineBridge Inflation Opportunities - Service Class		√	√	√	√	√	C	A	C
TA QS Investors Active Asset Allocation - Conservative - Service Class(2)	√	√	√	√	√	√	C	A	B
TA QS Investors Active Asset Allocation - Moderate - Service Class(2)		√	√	√	√	√	B	A	B
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(2)							A	A	B
TA Rothschild & Co Large Cap Value - Service Class								A	A
TA S&P 500 Index - Service Class	√							A	A
TA Small Mid Cap Value - Service Class								A	A
TA T. Rowe Price Small Cap - Service Class								A	A
TA TS&W International Equity - Service Class								A	A
TA WMC US Growth - Service Class								A	A
Fixed Account	√	√	√	√	√	√	C	A	C
(1)	The Double Enhanced Death Benefit is no longer available on new policies.
(2)	This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.
Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses (including any applicable fund facilitation fees) available on December 31, 2020. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:
Calling:	(800) 525-6205
Writing:	Transamerica Life Insurance Company 4333 Edgewood Road NE Cedar Rapids, IA 52499

Separate Account Expense 2.35%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.950081 $1.691847 $1.854093 $1.644337 $1.614417 $1.634444 $1.564866 $1.380167 $1.248542 $1.320670 $1.227904	$2.077526 $1.950081 $1.691847 $1.854093 $1.644337 $1.614417 $1.634444 $1.564866 $1.380167 $1.248542 $1.320670	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 41,033.365
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.995943 $1.690008 $1.818811 $1.606169 $1.506817 $1.525412 $1.485671 $1.232947 $1.089402 $1.103903 $1.007176	$2.186632 $1.995943 $1.690008 $1.818811 $1.606169 $1.506817 $1.525412 $1.485671 $1.232947 $1.089402 $1.103903	791,399.479 793,429.875 795,471.375 797,524.169 799,588.505 389,526.734 389,552.362 387,843.469 58,640.577 58,640.577 58,640.577
American Funds - The Bond Fund of AmericaSM - Class 2(1)(6) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.088665 $1.021879 $1.056646 $1.046225 $1.043158 $1.067877 $1.041223 $1.092401 $1.064318 $1.029604 $0.992900	$1.163803 $1.088665 $1.021879 $1.056646 $1.046225 $1.043158 $1.067877 $1.041223 $1.092401 $1.064318 $1.029604	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.789128 $1.475372 $1.580438 $1.392970 $1.332615 $1.359041 $1.264314 $1.084833 $0.967124 $1.029180 $0.894518	$2.134849 $1.789128 $1.475372 $1.580438 $1.392970 $1.332615 $1.359041 $1.264314 $1.084833 $0.967124 $1.029180	11,675.788 63,270.221 53,891.002 58,131.199 61,779.564 65,664.006 70,092.051 70,479.686 202,444.668 205,680.432 205,267.207

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.35%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.990189 $1.706189 $1.934429 $1.773699 $1.609895 $1.759972 $1.755684 $1.455001 $1.295080 $1.349963 $1.255171	$2.169801 $1.990189 $1.706189 $1.934429 $1.773699 $1.609895 $1.759972 $1.755684 $1.455001 $1.295080 $1.349963	0.000 38,695.426 41,262.157 44,508.709 47,302.106 97,180.971 100,571.345 100,868.146 101,166.584 101,026.914 103,889.394
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.454377 $1.290555 $1.417312 $1.260872 $1.218830 $1.266926 $1.236507 $1.106082 $1.010614 $1.069482 $1.002820	$1.505260 $1.454377 $1.290555 $1.417312 $1.260872 $1.218830 $1.266926 $1.236507 $1.106082 $1.010614 $1.069482	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date August 3, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.076436 $1.035969 $1.060310 $1.060140 $1.083473 $1.110882 $1.088842 $1.142855 $1.115588 $1.064206 $1.045079	$1.142845 $1.076436 $1.035969 $1.060310 $1.060140 $1.083473 $1.110882 $1.088842 $1.142855 $1.115588 $1.064206	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2020 2019 2018 2017 2016 2015	$11.679673 $10.147219 $11.029181 $9.847469 $9.471099 $9.999364	$11.901106 $11.679673 $10.147219 $11.029181 $9.847469 $9.471099	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Government Money Market - Service Class Subaccount Inception Date July 5, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.792522 $0.797436 $0.809477 $0.828405 $0.847787 $0.867669 $0.888003 $0.908831 $0.930268 $0.952007 $0.974345	$0.776228 $0.792522 $0.797436 $0.809477 $0.828405 $0.847787 $0.867669 $0.888003 $0.908831 $0.930268 $0.952007	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 26,492.733 26,492.733 0.000
TA BlackRock iShares Edge 40- Service Class Subaccount Inception Date August 16, 2010	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.257689 $1.118341 $1.197815 $1.119325 $1.123215 $1.154451 $1.121513 $1.073911 $1.039059 $1.046001 $1.000000	$1.344958 $1.257689 $1.118341 $1.197815 $1.119325 $1.123215 $1.154451 $1.121513 $1.073911 $1.039059 $1.046001	299,102.776 300,756.935 313,437.358 296,545.733 293,016.475 359,769.129 370,832.746 362,875.856 293,863.840 293,537.488 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.35%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock iShares Edge 50 - Service Class Subaccount inception Date March 21, 2016	2020 2019 2018 2017 2016	$11.992388 $10.577934 $11.119709 $10.084658 $9.998096	$12.856356 $11.992388 $10.577934 $11.119709 $10.084658	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 75 - Service Class Subaccount inception Date March 21, 2016	2020 2019 2018 2017 2016	$12.910307 $10.985965 $11.703238 $10.153414 $9.998096	$13.908107 $12.910307 $10.985965 $11.703238 $10.153414	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class Subaccount inception Date March 21, 2016	2020 2019 2018 2017 2016	$14.095607 $11.580499 $12.521025 $10.398949 $9.998096	$15.132682 $14.095607 $11.580499 $12.521025 $10.398949	10,621.054 10,621.054 10,621.054 10,621.054 10,621.054
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.267638 $1.142601 $1.221914 $1.110956 $1.090079 $1.140157 $1.144636 $1.073904 $1.025483 $1.025360 $0.965395	$1.377840 $1.267638 $1.142601 $1.221914 $1.110956 $1.090079 $1.140157 $1.144636 $1.073904 $1.025483 $1.025360	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 4,809.495
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.435448 $1.226477 $1.354631 $1.160197 $1.117502 $1.173321 $1.172206 $1.007823 $0.934669 $0.978872 $0.891308	$1.608165 $1.435448 $1.226477 $1.354631 $1.160197 $1.117502 $1.173321 $1.172206 $1.007823 $0.934669 $0.978872	304,466.690 320,301.973 335,047.186 368,260.272 376,502.611 946,523.335 965,772.670 1,019,810.071 1,583,842.522 1,341,822.739 1,416,892.900
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.366684 $1.204011 $1.302118 $1.147628 $1.115864 $1.171102 $1.168144 $1.055865 $0.990560 $1.010826 $0.939349	$1.499252 $1.366684 $1.204011 $1.302118 $1.147628 $1.115864 $1.171102 $1.168144 $1.055865 $0.990560 $1.010826	657,379.436 1,037,619.466 1,375,073.775 1,408,776.200 1,452,781.022 1,515,286.381 1,545,023.100 1,612,811.792 1,644,338.959 1,825,026.386 2,234,645.865
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.090841 $0.949307 $1.103137 $0.929429 $0.941073 $0.981709 $1.012772 $0.921691 $0.838772 $0.928410 $0.861942	$1.220780 $1.090841 $0.949307 $1.103137 $0.929429 $0.941073 $0.981709 $1.012772 $0.921691 $0.838772 $0.928410	776,214.896 810,669.869 799,281.113 825,433.415 829,486.351 834,186.137 829,951.851 839,693.780 855,573.892 861,839.394 940,227.247

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.35%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.328580 $1.175826 $1.260942 $1.137602 $1.122156 $1.169226 $1.144631 $1.051338 $0.992803 $1.001395 $0.925927	$1.352450 $1.328580 $1.175826 $1.260942 $1.137602 $1.122156 $1.169226 $1.144631 $1.051338 $0.992803 $1.001395	0.000 328,828.584 328,828.584 328,828.584 328,828.584 328,828.584 328,828.584 284,663.303 109,564.307 109,564.307 109,564.307
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.335829 $1.218659 $1.293987 $1.192723 $1.172871 $1.208744 $1.175534 $1.119538 $1.074850 $1.066205 $0.997267	$1.369280 $1.335829 $1.218659 $1.293987 $1.192723 $1.172871 $1.208744 $1.175534 $1.119538 $1.074850 $1.066205	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.397893 $1.198180 $1.321065 $1.141214 $1.115871 $1.183702 $1.165252 $1.004059 $0.921315 $0.953742 $0.863815	$1.423376 $1.397893 $1.198180 $1.321065 $1.141214 $1.115871 $1.183702 $1.165252 $1.004059 $0.921315 $0.953742	23,714.378 23,872.972 24,032.176 24,191.753 24,354.034 91,028.494 91,193.713 91,359.743 25,021.955 25,197.772 85,954.038
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception Date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.166411 $9.071031 $10.066950 $9.157586 $9.337549 $9.895908 $9.998091	$10.577381 $10.166411 $9.071031 $10.066950 $9.157586 $9.337549 $9.895908	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA MSCI EAFE Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$10.840184 $9.175156 $10.966809 $9.997970	$11.401961 $10.840184 $9.175156 $10.966809	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.913988 $1.612369 $1.717524 $1.544377 $1.468431 $1.503890 $1.392992 $1.210752 $1.102657 $1.087704 $0.898631	$2.161841 $1.913988 $1.612369 $1.717524 $1.544377 $1.468431 $1.503890 $1.392992 $1.210752 $1.102657 $1.087704	190,776.865 190,784.330 192,219.236 195,335.754 195,802.355 159,847.672 152,896.261 152,896.261 152,896.261 152,896.261 65,681.892

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.35%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.167781 $1.104456 $1.142199 $1.117072 $1.115652 $1.135989 $1.114335 $1.172955 $1.118738 $1.080675 $1.034332	$1.225465 $1.167781 $1.104456 $1.142199 $1.117072 $1.115652 $1.135989 $1.114335 $1.172955 $1.118738 $1.080675	9,560.659 9,579.556 28,752.053 9,619.627 9,639.690 9,659.925 19,368.653 22,333.800 80,217.738 80,939.985 126,132.538
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date December 9, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.195013 $1.099558 $1.159030 $1.061970 $1.058820 $1.109906 $1.096450 $1.048106 $1.004754 $1.000000	$1.245255 $1.195013 $1.099558 $1.159030 $1.061970 $1.058820 $1.109906 $1.096450 $1.048106 $1.004754	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA S&P 500 Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$13.178070 $10.319011 $11.134058 $9.997970	$15.167771 $13.178070 $10.319011 $11.134058	0.000 0.000 0.000 0.000

Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.965472 $1.609921 $1.731350 $1.478057 $1.347329 $1.344985 $1.246032 $0.937350 $0.809530 $0.772719	$1.989209 $1.965472 $1.609921 $1.731350 $1.478057 $1.347329 $1.344985 $1.246032 $0.937350 $0.809530	192,563.888 222,524.780 228,158.851 228,770.857 232,580.767 204,465.652 227,154.048 398,651.220 245,596.460 116,716.158
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.052719 $2.300378 $2.276418 $1.750390 $1.731439 $1.581423 $1.406532 $1.039502 $0.901922 $0.948778	$4.074749 $3.052719 $2.300378 $2.276418 $1.750390 $1.731439 $1.581423 $1.406532 $1.039502 $0.901922	53,381.431 55,242.708 57,294.470 57,780.631 57,948.686 134,699.499 168,233.966 190,420.061 96,222.498 42,759.847
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.303059 $1.776299 $1.926540 $1.604238 $1.507690 $1.520220 $1.378555 $1.065865 $0.929265 $0.967811	$2.962357 $2.303059 $1.776299 $1.926540 $1.604238 $1.507690 $1.520220 $1.378555 $1.065865 $0.929265	302,976.228 319,941.832 388,156.863 823,524.870 811,938.877 898,964.145 1,211,381.391 1,408,884.294 1,220,624.739 486,545.056

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.677849 $1.336524 $1.479646 $1.329867 $1.143874 $1.209440 $1.128841 $0.894141 $0.773462 $0.778011	$1.763866 $1.677849 $1.336524 $1.479646 $1.329867 $1.143874 $1.209440 $1.128841 $0.894141 $0.773462	134,498.108 187,631.670 200,180.553 211,255.688 224,433.391 234,996.621 318,350.315 331,935.606 390,176.309 206,490.300
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.254347 $2.345309 $2.116379 $1.596964 $1.615851 $1.553069 $1.404658 $1.034030 $0.877468 $0.871262	$5.407297 $3.254347 $2.345309 $2.116379 $1.596964 $1.615851 $1.553069 $1.404658 $1.034030 $0.877468	35,467.786 37,890.749 36,476.188 39,063.506 2,473.998 16,885.556 21,083.829 22,738.592 7,051.116 9,839.333
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.852598 $2.155782 $2.192350 $1.646430 $1.657841 $1.570155 $1.432065 $1.066148 $0.943638 $0.955719	$4.044377 $2.852598 $2.155782 $2.192350 $1.646430 $1.657841 $1.570155 $1.432065 $1.066148 $0.943638	33,445.085 34,640.350 35,963.840 37,270.795 39,633.242 65,534.113 66,419.884 98,081.136 131,753.377 136,731.030
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.039007 $1.676098 $1.991347 $1.672660 $1.513097 $1.557376 $1.487145 $1.108212 $0.979502 $1.112453	$2.373653 $2.039007 $1.676098 $1.991347 $1.672660 $1.513097 $1.557376 $1.487145 $1.108212 $0.979502	380,672.021 446,368.695 476,937.708 535,959.346 556,484.050 594,849.981 652,139.549 746,311.404 480,251.939 389,585.856
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.729977 $1.306197 $1.603135 $1.362987 $1.262875 $1.320802 $1.255537 $0.976472 $0.778143 $0.866127	$1.845662 $1.729977 $1.306197 $1.603135 $1.362987 $1.262875 $1.320802 $1.255537 $0.976472 $0.778143	219,256.598 168,326.836 184,114.017 177,790.262 401,945.029 482,719.362 278,084.813 316,437.662 69,069.817 65,411.545
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.596024 $1.392373 $1.473281 $1.360078 $1.207682 $1.315580 $1.273260 $1.131434 $1.016968 $1.005682	$1.587256 $1.596024 $1.392373 $1.473281 $1.360078 $1.207682 $1.315580 $1.273260 $1.131434 $1.016968	138,309.825 138,744.834 179,041.344 197,535.341 199,258.524 307,069.943 588,127.870 612,626.793 293,506.488 13,684.532

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.517147 $1.253227 $1.395506 $1.304040 $1.137625 $1.211658 $1.145233 $0.904048 $0.801269 $0.819803	$1.422842 $1.517147 $1.253227 $1.395506 $1.304040 $1.137625 $1.211658 $1.145233 $0.904048 $0.801269	1,661.559 1,781.281 11,998.431 12,557.377 12,746.763 37,915.064 160,059.428 291,182.291 334,813.876 247,806.075
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$2.380965 $1.767055 $1.861694 $1.483857 $1.472636 $1.423414 $1.332374 $0.964999 $1.000000	$3.339176 $2.380965 $1.767055 $1.861694 $1.483857 $1.472636 $1.423414 $1.332374 $0.964999	0.000 0.000 0.000 0.000 0.000 0.000 0.000 15,236.121 0.000
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.241878 $2.428583 $2.475590 $1.972232 $1.781221 $1.738015 $1.567806 $1.202220 $1.040555 $1.071240	$3.816081 $3.241878 $2.428583 $2.475590 $1.972232 $1.781221 $1.738015 $1.567806 $1.202220 $1.040555	33,671.903 34,945.245 35,589.756 40,744.394 41,483.148 42,333.806 43,158.125 45,680.349 27,931.504 26,837.333
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.605115 $1.262630 $1.375965 $1.099689 $1.093519 $1.135959 $1.073093 $0.848319 $0.716654 $0.843596	$1.898591 $1.605115 $1.262630 $1.375965 $1.099689 $1.093519 $1.135959 $1.073093 $0.848319 $0.716654	72,927.299 76,584.614 81,675.805 90,605.044 99,925.437 112,384.865 169,013.082 182,079.955 177,227.185 60,612.123
Janus Henderson Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.010677 $1.565419 $1.839290 $1.638813 $1.397112 $1.468778 $1.371406 $1.103689 $1.008706 $1.052671	$1.961786 $2.010677 $1.565419 $1.839290 $1.638813 $1.397112 $1.468778 $1.371406 $1.103689 $1.008706	17,834.926 26,085.023 36,290.820 10,880.542 10,927.105 25,440.580 25,312.390 24,898.736 8,810.236 5,377.467
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.878082 $2.062685 $2.125105 $1.703122 $1.584894 $1.639891 $1.794909 $1.286900 $1.077817 $1.219205	$4.138343 $2.878082 $2.062685 $2.125105 $1.703122 $1.584894 $1.639891 $1.794909 $1.286900 $1.077817	22,922.501 22,930.868 22,939.822 22,948.932 22,959.361 42,945.728 63,472.409 64,586.692 67,561.720 65,247.208

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.683299 $1.418894 $1.526349 $1.379485 $1.283525 $1.307135 $1.222769 $1.042673 $0.951717 $0.948559	$1.820733 $1.683299 $1.418894 $1.526349 $1.379485 $1.283525 $1.307135 $1.222769 $1.042673 $0.951717	85,887.930 121,049.378 137,063.344 157,821.003 162,540.945 237,137.575 286,487.298 341,219.788 172,886.386 87,248.586
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.049148 $0.943994 $1.130417 $0.980781 $0.926525 $1.003248 $1.143036 $0.941134 $0.805995 $0.913165	$1.024191 $1.049148 $0.943994 $1.130417 $0.980781 $0.926525 $1.003248 $1.143036 $0.941134 $0.805995	1,046.135 1,121.523 3,374.861 3,539.379 3,639.689 4,121.811 29,425.062 34,051.788 21,544.514 21,646.850
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 2, 1998	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.867282 $1.655341 $1.716495 $1.617500 $1.419849 $1.500974 $1.461605 $1.388301 $1.197712 $1.157441	$1.937207 $1.867282 $1.655341 $1.716495 $1.617500 $1.419849 $1.500974 $1.461605 $1.388301 $1.197712	395,252.095 480,266.394 490,785.873 576,532.204 713,953.747 691,761.744 766,327.627 997,487.931 381,359.935 189,092.404
TA Aegon Sustainable Equity Income - Initial Class(4) Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.658598 $1.355296 $1.550689 $1.348495 $1.188106 $1.247819 $1.126343 $0.875601 $0.793567 $0.782085	$1.517672 $1.658598 $1.355296 $1.550689 $1.348495 $1.188106 $1.247819 $1.126343 $0.875601 $0.793567	1,446,545.528 1,541,125.864 1,642,128.687 2,247,489.805 2,436,104.541 2,671,686.656 3,203,431.614 3,300,525.957 2,837,981.045 2,594,401.526
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date August 3, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.328572 $1.261886 $1.274463 $1.256951 $1.268813 $1.283410 $1.241648 $1.285914 $1.238381 $1.165195	$1.429952 $1.328572 $1.261886 $1.274463 $1.256951 $1.268813 $1.283410 $1.241648 $1.285914 $1.238381	342,817.001 354,551.822 283,327.956 413,622.981 380,834.464 503,520.277 565,227.715 579,135.836 467,563.581 335,211.033
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.288795 $1.227004 $1.242255 $1.228738 $1.242312 $1.260046 $1.221765 $1.268588 $1.224942 $1.155985	$1.383157 $1.288795 $1.227004 $1.242255 $1.228738 $1.242312 $1.260046 $1.221765 $1.268588 $1.224942	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.179595 $0.954018 $1.074413 $0.977201 $0.983238 $1.001553 $0.892950 $0.870207 $0.703489 $0.755619	$1.161368 $1.179595 $0.954018 $1.074413 $0.977201 $0.983238 $1.001553 $0.892950 $0.870207 $0.703489	302,806.745 421,213.087 335,311.773 385,684.429 396,909.545 484,751.776 557,657.230 490,892.607 193,414.619 142,105.338
TA BlackRock Government Money Market - Initial Class Subaccount Inception Date July 5, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.939586 $0.932943 $0.927914 $0.939477 $0.951144 $0.962963 $0.974981 $0.987067 $0.999469 $1.011863	$0.930616 $0.939586 $0.932943 $0.927914 $0.939477 $0.951144 $0.962963 $0.974981 $0.987067 $0.999469	1,720,103.405 1,455,572.832 1,268,436.406 561,478.391 901,939.773 461,345.658 346,532.142 491,937.771 601,488.155 428,457.385
TA BlackRock iShares Edge 40 - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.357125 $1.191670 $1.258722 $1.161268 $1.150160 $1.165415 $1.117826 $1.055945 $1.007344 $1.001737	$1.469689 $1.357125 $1.191670 $1.258722 $1.161268 $1.150160 $1.165415 $1.117826 $1.055945 $1.007344	16,149.143 347,256.605 179,162.781 62,078.357 116,067.962 56,308.999 74,974.659 95,020.908 72,904.601 16,385.469
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.738868 $1.504146 $1.593387 $1.444515 $1.394108 $1.413294 $1.361908 $1.227411 $1.129702 $1.102517	$1.943901 $1.738868 $1.504146 $1.593387 $1.444515 $1.394108 $1.413294 $1.361908 $1.227411 $1.129702	169,878.028 216,005.249 245,018.318 416,335.221 314,723.298 243,096.213 265,386.575 228,233.483 120,370.567 55,760.393
TA International Growth - Initial Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.357394 $1.076396 $1.324436 $1.053821 $1.066126 $1.078628 $1.151699 $0.987451 $0.818502 $0.921384	$1.620801 $1.357394 $1.076396 $1.324436 $1.053821 $1.066126 $1.078628 $1.151699 $0.987451 $0.818502	494,342.978 489,337.049 568,011.989 664,740.568 538,042.757 738,628.644 541,493.421 483,612.470 176,464.047 77,332.158
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.557261 $1.893949 $1.941416 $1.523630 $1.574808 $1.678970 $1.699703 $1.236822 $1.148106 $1.246029	$3.010720 $2.557261 $1.893949 $1.941416 $1.523630 $1.574808 $1.678970 $1.699703 $1.236822 $1.148106	238,971.069 178,416.643 184,222.030 206,931.197 227,010.366 243,442.895 518,084.535 328,308.609 264,853.033 194,665.564

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.476091 $1.312122 $1.383657 $1.241832 $1.201756 $1.241063 $1.229666 $1.138414 $1.072688 $1.057969	$1.625101 $1.476091 $1.312122 $1.383657 $1.241832 $1.201756 $1.241063 $1.229666 $1.138414 $1.072688	540,195.267 613,935.259 662,823.206 867,159.420 1,102,751.851 1,296,881.772 1,488,590.907 1,820,908.175 1,166,344.786 446,770.513
TA JPMorgan Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.595850 $1.281864 $1.448546 $1.176730 $1.123152 $1.159559 $1.142856 $0.912494 $0.820582 $0.878403	$1.966069 $1.595850 $1.281864 $1.448546 $1.176730 $1.123152 $1.159559 $1.142856 $0.912494 $0.820582	438,883.408 461,486.388 702,914.884 1,140,971.398 1,279,374.051 1,619,984.848 1,818,656.345 1,637,894.345 955,925.047 351,697.872
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.577969 $1.331292 $1.450585 $1.226201 $1.165208 $1.206727 $1.191174 $1.010255 $0.924533 $0.955289	$1.793297 $1.577969 $1.331292 $1.450585 $1.226201 $1.165208 $1.206727 $1.191174 $1.010255 $0.924533	1,870,008.064 1,704,659.093 1,964,532.845 2,247,236.208 2,251,311.910 2,274,712.037 2,457,748.600 3,041,164.193 819,379.846 374,519.297
TA JPMorgan Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.561171 $1.357742 $1.449105 $1.259722 $1.208190 $1.251146 $1.232675 $1.099631 $1.017445 $1.024133	$1.736255 $1.561171 $1.357742 $1.449105 $1.259722 $1.208190 $1.251146 $1.232675 $1.099631 $1.017445	961,326.149 982,772.275 1,113,444.364 1,692,336.336 1,841,418.707 2,049,867.002 2,481,874.934 2,926,303.107 1,766,055.495 252,267.832
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.311983 $1.786458 $1.924629 $1.608385 $1.462430 $1.481805 $1.313942 $1.003915 $0.873670 $0.878069	$2.743902 $2.311983 $1.786458 $1.924629 $1.608385 $1.462430 $1.481805 $1.313942 $1.003915 $0.873670	804,060.715 937,193.671 903,464.171 1,255,920.606 1,333,678.276 1,676,563.167 1,888,728.664 1,089,281.773 567,402.305 640,160.723
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 25, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.161907 $1.000288 $1.149810 $0.958376 $0.959986 $0.990669 $1.011022 $0.910209 $0.884528	$1.314433 $1.161907 $1.000288 $1.149810 $0.958376 $0.959986 $0.990669 $1.011022 $0.910209	129,547.212 132,993.153 147,288.355 171,533.338 122,832.201 114,104.751 181,535.801 190,145.172 99,123.849

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.872401 $2.308272 $2.658885 $2.378375 $2.107180 $2.198113 $1.935504 $1.490639 $1.255336 $1.249382	$2.866287 $2.872401 $2.308272 $2.658885 $2.378375 $2.107180 $2.198113 $1.935504 $1.490639 $1.255336	117,730.957 118,746.211 121,361.717 148,898.176 155,069.802 142,133.684 125,514.417 106,245.661 58,014.574 5,549.972
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.593006 $1.394696 $1.479485 $1.320476 $1.288589 $1.328200 $1.286277 $1.168742 $1.091750 $1.089393	$1.639240 $1.593006 $1.394696 $1.479485 $1.320476 $1.288589 $1.328200 $1.286277 $1.168742 $1.091750	368,262.008 402,009.816 138,034.857 113,073.759 145,857.192 186,856.646 146,694.460 113,819.385 50,604.121 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.490206 $1.344876 $1.412573 $1.288081 $1.253074 $1.277519 $1.229059 $1.157932 $1.099705 $1.079160	$1.544110 $1.490206 $1.344876 $1.412573 $1.288081 $1.253074 $1.277519 $1.229059 $1.157932 $1.099705	98,724.268 78,930.232 87,759.745 152,587.591 15,922.237 16,955.102 45,242.275 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.802429 $1.528312 $1.666836 $1.424493 $1.377915 $1.445955 $1.408111 $1.200284 $1.089474 $1.115713	$1.855232 $1.802429 $1.528312 $1.666836 $1.424493 $1.377915 $1.445955 $1.408111 $1.200284 $1.089474	49,680.379 49,902.466 311,587.750 316,949.723 337,407.641 206,243.558 202,945.613 30,724.346 29,717.899 0.000
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.021896 $2.472676 $2.346914 $1.654765 $1.714198 $1.552605 $1.482984 $1.012826 $0.887550 $0.954020	$6.502644 $3.021896 $2.472676 $2.346914 $1.654765 $1.714198 $1.552605 $1.482984 $1.012826 $0.887550	762,234.971 864,689.805 277,063.724 353,609.757 270,922.635 282,967.398 611,191.698 535,470.415 376,559.102 330,831.888
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.173245 $1.807042 $1.899249 $1.684762 $1.581251 $1.597585 $1.459755 $1.251552 $1.125777 $1.095604	$2.487631 $2.173245 $1.807042 $1.899249 $1.684762 $1.581251 $1.597585 $1.459755 $1.251552 $1.125777	771,140.055 813,565.811 936,221.733 846,163.301 957,545.241 854,127.572 774,678.246 931,006.225 88,732.739 2,881.724

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.504136 $1.404746 $1.431774 $1.382103 $1.362384 $1.369953 $1.325138 $1.376763 $1.296205 $1.234951	$1.599736 $1.504136 $1.404746 $1.431774 $1.382103 $1.362384 $1.369953 $1.325138 $1.376763 $1.296205	881,695.229 706,661.621 704,678.422 932,523.718 869,170.277 1,322,487.894 1,797,824.057 2,129,240.709 1,402,992.753 1,074,149.051
TA Small/Mid Cap Value - Initial Class Subaccount Inception Date July 5, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.607307 $2.107212 $2.409827 $2.111458 $1.764922 $1.833040 $1.763794 $1.310052 $1.139747 $1.185467	$2.679135 $2.607307 $2.107212 $2.409827 $2.111458 $1.764922 $1.833040 $1.763794 $1.310052 $1.139747	565,961.743 606,396.031 631,774.115 647,229.117 664,444.166 707,565.381 740,257.261 837,846.581 920,470.277 960,827.653
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.265502 $2.490247 $2.713745 $2.244922 $2.043608 $2.019989 $1.919517 $1.348983 $1.180665 $1.175500	$3.985110 $3.265502 $2.490247 $2.713745 $2.244922 $2.043608 $2.019989 $1.919517 $1.348983 $1.180665	374,387.467 338,137.693 372,951.657 390,293.786 527,429.708 564,964.152 608,873.379 755,829.287 250,407.525 131,578.213
TA TS&W International Equity - Initial Class Subaccount Inception Date July 5, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.157382 $0.967966 $1.160238 $0.955733 $0.957331 $0.956707 $1.021633 $0.831892 $0.721488 $0.852323	$1.217870 $1.157382 $0.967966 $1.160238 $0.955733 $0.957331 $0.956707 $1.021633 $0.831892 $0.721488	386,713.581 399,232.916 665,181.955 760,437.685 745,587.425 787,669.611 791,783.208 834,055.648 813,009.224 761,714.012

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.528460 $1.828021 $1.847102 $1.447500 $1.425477 $1.350793 $1.230990 $0.940904 $0.841860 $0.885413	$3.428684 $2.528460 $1.828021 $1.847102 $1.447500 $1.425477 $1.350793 $1.230990 $0.940904 $0.841860	1,525,882.086 1,585,578.533 1,216,727.437 1,634,495.597 1,848,239.323 2,153,095.339 2,229,340.492 2,569,166.852 2,364,195.485 2,351,391.808
(1)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective December 1, 2020, Transamerica Barrow Hanley Dividend Focused VP was renamed Transamerica Aegon Sustainable Equity Income VP.
(5)	Effective December 1, 2020, Transamerica Levin Large Cap Value VP was renamed Transamerica Rothschild & Co Large Cap Value VP.
(6)	Effective on or about May 1, 2021 American Funds - Bond Fund will be renamed American Funds - The Bond Fund of AmericaSM.

APPENDIX
POLICY VARIATIONS
The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.
Approximate First Issue Date
Policy Form Number	AV212 101 75 1292	May 1993
	V829 & S831 (replacement pages)	January 1994
	AV265 101 89 396	June 1996
	AV339 101 101 497	July 1997
	AV400 101 107 198	May 1998
	AV864 101 165 103	November 2003
Policy Endorsement Form Number	AE872 395	May 1995
	AE900 396	June 1996
	AE957 497	July 1997

Product Feature	Transamerica Freedom 95 Form Number: AV212 101 75 1292	Transamerica Freedom 95 Form Number: AV212 101 75 1292, with V829 and S831 Replacement Pages AV212 101 75 395 SP Replacement Spec AE 872 395 Death Benefit Endorsement	Transamerica Freedom 96 Form Number: AV265 101 89 396 AE900 396
Guaranteed Minimum Death Benefit Option(s)	5% Annually Compounding or Annual Step-Up.	5% Annually Compounding or Annual Step-Up.	A. 5% Annually Compounding
B. Annual Step-Up
C. Return of Premium
Option A is available if Owner and Annuitant are both under age 75.
Option B is available if Owner and Annuitant are both under age 81.
Option C is available for issue ages 81-84.
Double Enhanced Death Benefit Designated Funds	N/A	N/A	N/A
Death Proceeds	Greater of:
1) the Policy Value on the date we receive due proof of death
2) the total premiums paid for this policy, less any partial surrenders made before death, accumulated at 5% interest per annum to the date we receive due proof of death.	Greater of:
1) the Policy Value on the date we receive due proof of death
		2) the total premiums paid for this policy, less any partial surrenders made before death, accumulated at 5% interest per annum to the date we receive due proof of death.	Greatest of: 1) Policy Value 2) Cash Value 3) Guaranteed Minimum Death Benefit
Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date	• 1.65% first 10 policy years • 0.25% less after first 10 policy years	• 1.65% first 10 policy years • 0.25% less after first 10 policy years	• 1.65% first 10 policy years • 0.25% less after first 10 policy years
Is Mortality & Expense Risk Fee and Administrative Charge different after the Annuity Commencement Date?	No	No	No
Fund Facilitation Fee	No	No	No
Guaranteed Period Options (available in the Fixed Account)	N/A	N/A	1, 3 and 5 year Guaranteed Periods available.
Distribution Financing Charge	N/A	Applicable	Applicable

POLICY VARIATIONS — (Continued)
Product Feature	Transamerica Freedom 95 Form Number: AV212 101 75 1292	Transamerica Freedom 95 Form Number: AV212 101 75 1292, with V829 and S831 Replacement Pages AV212 101 75 395 SP Replacement Spec AE 872 395 Death Benefit Endorsement	Transamerica Freedom 96 Form Number: AV265 101 89 396 AE900 396
Annual Contract Charge (Service Charge)	If policy value is: $0-$1750 = 2% $1751-$49999.99 = $35 +$49999.99 = $0 Assessed on each Policy Anniversary	If policy value is: $0-$1750 = 2% $1751-$49999.99 = $35 +$49999.99 = $0 Assessed on each Policy Anniversary	If policy value is: $0-$1750 = 2% $1751-$49999.99 = $35 +$49999.99 = $0 Assessed on each Policy Anniversary
Optional Riders	• Family Income Protector • Managed Annuity Program • 5 for LifeSM 2005	• Family Income Protector • Managed Annuity Program • 5 for LifeSM 2005	• Taxpayer 2003 • Taxpayer Plus 2 • Taxpayer • Family Income Protector • Managed Annuity Program • Managed Annuity Program II • Living Benefit Rider 2003 • Living Benefit Rider 2005 • 5 for LifeSM 2005
Excess Interest Adjustment	N/A	N/A	Yes
Asset Rebalancing Option	Yes	Yes	Yes
Dollar Cost Averaging Option	Yes (No fixed DCA Account)	Yes	Yes
Nursing Care and Terminal Condition Withdrawal Option	N/A	N/A	Yes (by Endorsement AE 900 396)
Unemployment Waiver	N/A	N/A	N/A

Product Feature	Transamerica Freedom 97 Form Number: AV339 101 101 497 AE957 497	Transamerica Freedom 98 Form Number: AV400 101 107 198 AE957 497	Transamerica Freedom 98 Form Number: AV400 101 107 198 RGMI 1 798
Guaranteed Minimum Death Benefit Option(s)	A. 5% Annually Compounding B. Annual Step-Up C. Return of Premium Option A is available if Owner and Annuitant are both under age 75. Option B is available if Owner and Annuitant are both under age 81.	A. 5% Annually Compounding
B. Double Enhanced
C. Return of Premium
Option A is available if Owner and Annuitant are both under age 75.
Option B is available if Owner and Annuitant are both under age 81.	A. 5% Annually Compounding
B. Double Enhanced
C. Return of Premium
Option A is available if Owner and Annuitant are both under age 75.
Option B is available if Owner and Annuitant are both under age 81.
Double Enhanced Death Benefit Designated Funds	N/A	N/A	N/A
Death Proceeds	Greatest of: 1) Policy Value 2) Cash Value 3) Guaranteed Minimum Death Benefit.	Greatest of: 1) Policy Value 2) Cash Value 3) Guaranteed Minimum Death Benefit.	Greatest of: 1) Policy Value 2) Cash Value 3) Guaranteed Minimum Death Benefit.
Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date	• 1.50% for Return of Premium - first 10 Policy Years • 1.65% for Annual Step-Up - first 10 Policy Years • 1.65% for 5% Compounding - first 10 Policy Years • 0.25% less after First 10 Policy Years	• 1.50% for Return of Premium - first 10 Policy Years • 1.65% for Double Enhanced - first 10 Policy Years • 1.65% for 5% Compounding - first 10 Policy Years • 0.25% less after First 10 Policy Years	• 1.50% for Return of Premium - first 10 Policy Years • 1.65% for Double Enhanced - first 10 Policy Years • 1.65% for 5% Compounding - first 10 Policy Years • 0.25% less after First 10 Policy Years
Is Mortality & Expense Risk Fee and Administrative Charge different after the Annuity Commencement Date?	No	Yes –1.10% plus Administrative Charge, regardless of death benefit chosen prior to the Annuity Commencement Date.	Yes –1.10% plus Administrative Charge, regardless of death benefit chosen prior to the Annuity Commencement Date.

POLICY VARIATIONS — (Continued)
Product Feature	Transamerica Freedom 97 Form Number: AV339 101 101 497 AE957 497	Transamerica Freedom 98 Form Number: AV400 101 107 198 AE957 497	Transamerica Freedom 98 Form Number: AV400 101 107 198 RGMI 1 798
Fund Facilitation Fee	No	No	No
Guaranteed Period Options (available in the Fixed Account)	1, 3, and 5 year Guaranteed Periods available.	1, 3, and 5 year Guaranteed Periods available.	1, 3, and 5 year Guaranteed Periods available.
Distribution Financing Charge	Applicable	Applicable	Applicable
Annual Contract Charge (Service Charge)	If policy value is: $0-$1750 = 2% $1751-$49999.99 = $35 +$49999.99 = $0 Assessed on each Policy Anniversary	If policy value is: $0-$1750 = 2% $1751-$49999.99 = $35 +$49999.99 = $0 Assessed on each Policy Anniversary	If policy value is: $0-$1750 = 2% $1751-$49999.99 = $35 +$49999.99 = $0 Assessed on each Policy Anniversary
Optional Riders	• Taxpayer 2003 • Taxpayer Plus 2 • Taxpayer • Family Income Protector • Managed Annuity Program • Managed Annuity Program II • Living Benefit Rider 2003 • Living Benefit Rider 2005 • 5 for LifeSM 2005	• Taxpayer 2003 • Taxpayer Plus 2 • Taxpayer • Family Income Protector • Managed Annuity Program • Managed Annuity Program II • Living Benefit Rider 2003 • Living Benefit Rider 2005 • 5 for LifeSM 2005	• Taxpayer 2003 • Taxpayer Plus 2 • Taxpayer • Family Income Protector • Managed Annuity Program • Managed Annuity Program II • Living Benefit Rider 2003 • Living Benefit Rider 2005 • 5 for LifeSM 2005
Excess Interest Adjustment	Yes	Yes	Yes
Asset Rebalancing	Yes	Yes	Yes
Dollar Cost Averaging Fixed Account Option	Yes	Yes	Yes
Nursing Care and Terminal Condition Withdrawal Option	Yes (by Endorsement AE 957 497)	Yes (by Endorsement AE 957 497)	Yes (by Endorsement AE 957 497)
Unemployment Waiver	N/A	N/A	N/A

Product Feature	Transamerica Freedom 2003 Form Number: AV864 101 165 103	Transamerica Freedom 2006 Form Number: AV864 101 165 103	Transamerica Freedom 2008 Form Number: AV864 101 165 103
Guaranteed Minimum Death Benefit Option(s)	A. Modal Double Enhanced - RGMD 6 0203
B. Modal Annual Step-Up - RGMD 5 0103
C. Return of Premium - RGMD 8 0603.
Option A is available if Owner and Annuitant are both under age 75.
Option B is available if Owner and Annuitant are under age 81.	A. Modal Double Enhanced - RGMD 6 0203
B. Modal Annual Step-Up - RGMD 5 0103
C. Return of Premium - RGMD 8 0603
Option A is available if Owner and Annuitant are both under age 76.
Option B is available if Owner and Annuitant are under age 81.	A. Modal Double Enhanced - RGMD 15 0108
B. Modal Annual Step-Up - RGMD 5 0103
C. Return of Premium - RGMD 8 0603
Option A is available if Owner and Annuitant are both under age 76.
Option B is available if Owner and Annuitant are under age 76. For riders issued on or after December 12, 2011. No longer available after January 30, 2015.
Option C is available is owner and annuitant are age 86 or younger. For riders issued prior to December 12, 2011. Option C is available if owner and annuitant are age 90 or younger.

POLICY VARIATIONS — (Continued)
Product Feature	Transamerica Freedom 2003 Form Number: AV864 101 165 103	Transamerica Freedom 2006 Form Number: AV864 101 165 103	Transamerica Freedom 2008 Form Number: AV864 101 165 103
Double Enhanced Death Benefit Designated Funds
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.	N/A	N/A	• AB Balanced Wealth Strategy Portfolio - Class B
• American Funds - Asset Allocation FundSM - Class 2
• American Funds - The Bond Fund of AmericaSM - Class 2
• Fidelity® VIP Balanced Portfolio - Service Class 2
• Franklin Allocation VIP Fund - Class 4
• State Street Total Return V.I.S. Fund - Class 3
• TA BlackRock iShares Edge 40- Service Class
• TA BlackRock Government Money Market - Service Class
• TA Aegon U.S. Government Securities - Service Class
• TA American Funds Managed Risk - Balanced - Service Class
• TA BlackRock iShares Edge 100 - Service Class
• TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class
• TA BlackRock Global Allocation Managed Risk - Growth - Service Class
• TA BlackRock iShares Edge 50 - Service Class
• TA BlackRock iShares Edge 75 - Service Class
• TA MSCI EAFE Index - Service Class
• TA JPMorgan Asset Allocation - Conservative - Service Class
• TA JPMorgan Asset Allocation - Moderate - Service Class
• TA JPMorgan Asset Allocation - Moderate Growth - Service Class
• TA JPMorgan International Moderate Growth - Service Class
• TA Managed Risk - Balanced ETF - Service Class
• TA Managed Risk - Conservative ETF - Service Class
• TA Managed Risk - Growth ETF - Service Class
• TA Multi-Managed Balanced - Service Class
• TA PIMCO Total Return - Service Class
• TA QS Investors Active Asset Allocation - Conservative - Service Class
• TA S&P 500 Index - Service Class

POLICY VARIATIONS — (Continued)
Product Feature	Transamerica Freedom 2003 Form Number: AV864 101 165 103	Transamerica Freedom 2006 Form Number: AV864 101 165 103	Transamerica Freedom 2008 Form Number: AV864 101 165 103
Death Proceeds	Greatest of: 1) Policy Value 2) Cash Value 3) Guaranteed Minimum Death Benefit	Greatest of: 1) Policy Value 2) Cash Value 3) Guaranteed Minimum Death Benefit	Greatest of: 1) Policy Value 2) Cash Value 3) Guaranteed Minimum Death Benefit
Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date	• 1.65% for Return of Premium • 1.85% for Annual Step-Up • 2.15% for Double Enhanced	• 1.60% for Policy Value • 1.70% for Return of Premium • 1.90% for Annual Step-Up • 2.20% for Double Enhanced	• 1.70% for Return of Premium • 1.90% for Annual Step-Up • 2.35% for Double Enhanced
Is Mortality & Expense Risk Fee and Administrative Charge different after the Annuity Commencement Date?	Yes –1.10% plus Administrative Charge, regardless of death benefit chosen prior to the Annuity Commencement Date.	Yes –1.10% plus Administrative Charge, regardless of death benefit chosen prior to the Annuity Commencement Date.	Yes –1.10% plus Administrative Charge, regardless of death benefit chosen prior to the Annuity Commencement Date.
Fund Facilitation Fee	Yes -
• 0.30% if you choose American Funds - Asset Allocation Fund, American Funds - Bond Fund, American Funds - Growth Fund, American Funds - Growth-Income Fund, or American Funds - International Fund.
• 0.20% if you choose AllianceBernstein Balanced Wealth Strategy Portfolio or GE Investments Total Return Fund.
• 0.15% if you choose Franklin Templeton VIP Founding Funds Allocation Fund.
• 0.10% if you choose TA BlackRock Global Allocation.	Yes -
• 0.30% if you choose American Funds - Asset Allocation Fund, American Funds - Bond Fund, American Funds - Growth Fund, American Funds - Growth-Income Fund, or American Funds - International Fund.
• 0.20% if you choose AllianceBernstein Balanced Wealth Strategy Portfolio or GE Investments Total Return Fund.
• 0.15% if you choose Franklin Templeton VIP Founding Funds Allocation Fund.
• 0.10% if you choose TA BlackRock Global Allocation.	Yes -
• 0.30% if you choose American Funds - Asset Allocation Fund, American Funds - Bond Fund, American Funds - Growth Fund, American Funds - Growth-Income Fund, or American Funds - International Fund.
• 0.20% if you choose AB Balanced Wealth Strategy Portfolio or State Street Total Return V.I.S. Fund.
• 0.15% if you choose Franklin Templeton VIP Founding Funds Allocation Fund, TA International Equity Index or TA U.S. Equity Index.
• 0.10% if you choose TA BlackRock Global Allocation.
Guaranteed Period Options (available in the Fixed Account)	1, 3, and 5 year Guaranteed Periods available.	1, 3, and 5 year Guaranteed Periods available.	1, 3, 5, and 7 year Guaranteed Periods available.
Distribution Financing Charge	Applicable	Applicable	Applicable
Annual Contract Charge (Service Charge)	If policy value is: $0-$1750 = 2% $1751-$49999.99 = $35 +$49999.99 = $0 Assessed on each Policy Anniversary	If policy value is: $0-$1750 = 2% $1751-$49999.99 = $35 +$49999.99 = $0 Assessed on each Policy Anniversary	If policy value is: $0-$1750 = 2% $1751-$49999.99 = $35 +$49999.99 = $0 Assessed on each Policy Anniversary
Optional Riders	• Taxpayer 2003 • Taxpayer Plus 2 • Living Benefit Rider 2003 • 5 for LifeSM 2005 • Income SelectSM for Life	• Taxpayer 2003
• Taxpayer Plus 2
• Living Benefit Rider 2005
• 5 for LifeSM 2005
• Income SelectSM for Life
• Retirement Income Choice®
• Retirement Income Choice® 2008 (with Double Withdrawal Base Benefit)
• Retirement Income Choice® 1.2
• Retirement Income Choice® 1.4
• Retirement Income Max®	• Taxpayer 2003
• Taxpayer Plus 2
• Living Benefit Rider 2005
• Retirement Income Choice®
• Retirement Income Choice® 2008 (with Double Withdrawal Base Benefit)
• Retirement Income Choice® 1.2
• Retirement Income Choice® 1.4
• Retirement Income Choice® 1.6
• Retirement Income Max®
Excess Interest Adjustment	Yes	Yes	Yes
Asset Rebalancing	Yes	Yes	Yes
Dollar Cost Averaging Fixed Account Option	Yes	Yes	Yes

POLICY VARIATIONS — (Continued)
Product Feature	Transamerica Freedom 2003 Form Number: AV864 101 165 103	Transamerica Freedom 2006 Form Number: AV864 101 165 103	Transamerica Freedom 2008 Form Number: AV864 101 165 103
Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes	Yes
Unemployment Waiver	Yes	Yes	Yes

APPENDIX
Excess Interest Adjustment Examples
Surrenders (full and partial), transfers, death benefits and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). At the time you request a surrender, if the guaranteed interest rate set by the Company has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if the guaranteed interest rate set by us has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.
Excess interest adjustments will not reduce the policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Gross amount being surrendered that is subject to the excess interest adjustment
G	=	Guaranteed interest rate in effect for the policy
M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.
C	=	Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2% (the amount of the “adjustment” will be based on an actuarial risk based analysis considering a number of financial criteria including the prevailing interest rate environment).
*	=	multiplication
The following examples are for illustrative purposes only and are calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. In the following examples ^ denotes exponentiation. Please note the exponentiation represents the compounding of the interest rate.

Excess Interest Adjustment Examples — (Continued)
Example 1 (Full Surrender, rates increase by 4%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Guarantee minimum interest rate = 1.50%
Surrender = Middle of Policy Year 3 (this is represented by 2.5 in this example)
Summary:
Policy Value at middle of Policy Year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment Free Amount at middle of Policy Year 3	= 57,161.18 - 50,000 = 7,161.18
Amount subject to Excess Interest Adjustment	= 57,161.18 – 7,161.18 = 50,000.00
Excess Interest Adjustment floor	= 50,000.00 * (1.015) ^ 2.5 = 51,896.14
Excess Interest Adjustment S * (G - C) * (M/12) where:	G = .055 C = .095 M = 30 = 50,000.00 * (.055 - .095) * (30/12)
= -5,000.00, but Excess Interest Adjustment cannot cause the Adjusted Policy Value to fall below the Excess Interest Adjustment floor, so the adjustment is limited to 51,896.14 - 57,161.18 = -5,265.03
Adjusted Policy Value = Policy Value + Excess Interest Adjustment	= 57,161.18 + (-5,265.03) = 51,896.15
Cash Value at middle of Policy Year 3 = Policy Value + Excess Interest Adjustment	= 57,161.18 + (-5,265.03) = 51,896.15
Upon full surrender of the policy, the minimum Cash Value will never be less than that required by the non-forfeiture laws of your state.
Example 2 (Full Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Guarantee minimum interest rate = 1.50%
Surrender = Middle of Policy Year 3 (this is represented by 2.5 in this example)
Summary:
Policy Value at middle of Policy Year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment Free Amount at middle of Policy Year 3	= 57,161.18 – 50,000.00 = 7,161.18
Amount subject to Excess Interest Adjustment	= 57,161.18 –7,161.18 = 50,000.00
Excess Interest Adjustment floor	= 50,000.00 * (1.015) ^ 2.5 = 51,896.14
Excess Interest Adjustment S * (G - C) * (M/12) where:	G = .055 C = .045 M = 30 = 50,000.00 * (.055 - .045) * (30/12) = 1,250.00
Adjusted Policy Value	= 57,161.18 + 1,250.00 = 58,411.18
Cash Value at middle of Policy Year 3 = Policy Value + Excess Interest Adjustment	= 57,161.18 + 1,250.00 = 58,411.18
Upon full surrender of the policy, the minimum Cash Value will never by less than that required by the non-forfeiture laws of your state.

Excess Interest Adjustment Examples — (Continued)
On a withdrawal, the Company will pay the policyholder the full amount of withdrawal requested (as long as the Policy Value is sufficient). Amounts withdrawn will reduce the Policy Value by an amount equal to:
R - E
R	=	the requested withdrawal;
E	=	the Excess Interest Adjustment
Example 3 (Partial Surrender, rates increase by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial surrender = $20,000 in the middle of Policy Year 3 (this is represented by 2.5 in this example)
Summary:
Policy Value at middle of Policy Year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment Free Amount at middle of contract year 3	= 57,161.18 – 50,000.00 = 7,161.18
Excess Interest Adjustment S * (G - C) * (M/12) where:	S = 20,000 –7,161.18 = 12,838.82 G = .055 C = .065 M = 30 = 12,838.82 * (.055 - .065) * (30/12) = - 320.97
Remaining Policy Value at middle of Policy Year 3	= 57,161.18 - (R - E) = 57,161.18 - (20,000.00 - (-320.97)) = 36,840.21
Example 4 (Partial Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial surrender = $20,000 in the middle of Policy Year 3 (this is represented by 2.5 in this example)
Summary:
Policy Value at middle of Policy Year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment Free Amount at middle of Policy Year 3	= 57,161.18 - 50,000.00 = 7,161.18
Excess Interest Adjustment S * (G - C) * (M/12) where:	S = 20,000 –7,161.18 = 12,838.82 G = .055 C = .045 M = 30 = 12,838.82 * (.055 - .045) * (30/12) = 320.97
Remaining Policy Value at middle of Policy Year 3	= 57,161.18 - (R - E) = 57,161.18 - (20,000.00 – 320.97) = 37,482.15

APPENDIX
Death Benefit
Adjusted Withdrawals. If You take a withdrawal, then Your guaranteed minimum death benefit is reduced by an amount called the adjusted withdrawal. The amount of the reduction depends on the relationship between Your Death Proceeds and Policy Value. The adjusted withdrawal is equal to the gross withdrawal multiplied by the Death Proceeds immediately prior to the withdrawal divided by the Policy Value immediately prior to the withdrawal. The formula is AW = GW x (DP/PV) where:
AW = adjusted withdrawal
GW= gross withdrawal
DP = Death Proceeds prior to the withdrawal = greatest of (PV, CV, or GMDB)
PV = Policy Value prior to the withdrawal
GMDB = guaranteed minimum death benefit prior to the withdrawal
CV = Cash Value prior to the withdrawal
The following examples describe the effect of a surrender on the guaranteed minimum death benefit and Policy Value.
Example 1: Death Proceeds Greater than Policy Value
Assumptions:
GMDB = $75,000
PV = $50,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$50,000) = $23,241
Summary:
Reduction in guaranteed minimum death benefit	=$23,241
Reduction in Policy Value	=$15,494
New guaranteed minimum death benefit amount	=$51,759
New Policy Value (after withdrawal)	=$34,506
The guaranteed minimum death benefit is reduced more than the Policy Value because the guaranteed minimum death benefit was greater than the Policy Value immediately prior to the withdrawal.
Example 2: Death Proceeds Equal to Policy Value
Assumptions:
GMDB = $50,000
PV = $75,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$75,000) = $15,494
Summary:
Reduction in guaranteed minimum death benefit	=$15,494
Reduction in Policy Value	=$15,494
New guaranteed minimum death benefit amount	=$34,506
New Policy Value (after withdrawal)	=$59,506
The guaranteed minimum death benefit and Policy Value are reduced by the same amount because the Policy Value was greater than the guaranteed minimum death benefit immediately prior to the withdrawal.
These examples are for illustrative purposes only. The purpose of these illustrations is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Death Benefit — (Continued)
Hypothetical Example
In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals. The difference between the two “Policy Value” columns is the fee for the guaranteed minimum death benefit.
End of Year	Net Rate of Return for Fund*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB
Issue	N/A	$100,000	$100,000	$100,000
1	-4%	$ 94,850	$ 94,700	$100,000
2	18%	$110,832	$110,515	$100,000
3	15%	$126,182	$125,655	$100,000
4	-7%	$115,899	$115,226	$100,000
5	2%	$116,884	$116,033	$100,000
6	10%	$127,228	$126,127	$100,000
7	14%	$143,577	$142,146	$100,000
8	-3%	$137,618	$136,033	$100,000
9	17%	$159,431	$157,391	$100,000
10	6%	$167,163	$164,788	$100,000
*	The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. For purposes of this example we assumed a Mortality and Expense Risk Fee and Administrative Charge of 1.15% for Policy Value, 1.30% for Return of Premium. Different hypothetical returns and fees would produce different results.

APPENDIX
RIDER GRID VARIATIONS
The information below is a summary of riders previously available for purchase but are no longer available. This appendix describes the material features of the riders. Please refer to your personal rider pages and any supplemental mailings for your specific coverage and features regarding these riders. Listed below are the abbreviations that will be used in the following grid for your reference.
Abbreviation	Definition
ADB	Additional Death Benefit
ADD	Additional Death Distribution
ADD+	Additional Death Distribution Plus
DB	Death Benefit
DCA	Dollar Cost Averaging
FIP	Family Income Protector
GFV	Guaranteed Future Value
GMAB	Guaranteed Minimum Accumulation Benefit
GMDB	Guaranteed Minimum Death Benefit
GMIB	Guaranteed Minimum Income Benefit
GMLB	Guaranteed Minimum Living Benefit
GMWB	Guaranteed Minimum Withdrawal Benefit
GPO	Guaranteed Period Option
GPS	Guaranteed Principal SolutionSM
IE	Income EnhancementSM
ISFL	Income SelectSM For Life
Abbreviation	Definition
MAP	Managed Annuity Program
MAV	Minimum Annuitization Value
MAWA	Maximum Annual Withdrawal Amount
MIB	Minimum Income Base
MRWA	Minimum Remaining Withdrawal Amount
N/A	Not Applicable
OAM	Open Allocation Method
PAM	Portfolio Allocation Method
RDB	Rider Death Benefit
RIC	Retirement Income Choice®
RMD	Required Minimum Distribution
RWA	Rider Withdrawal Amount
TWB	Total Withdrawal Base
WB	Withdrawal Base
WD	Withdrawal
Rider Name	Family Income Protector	Managed Annuity Program	Managed Annuity Program II
Rider Form Number[1]	RGMI 1 798	RGMI 15 0301	RGMI 21 0902
Purpose of Rider	• This is a GMIB rider.
• Assures you of a minimum level of income in the future by guaranteeing a MAV that you will have to apply to a payment option.
• Growth rate for MAV is currently at 6% but will never be less than 3%.
• Once rider is issued, the annual growth rate will not change during the life of a rider.
• The rider also guarantees a minimum amount for those payments once you begin to receive them.	• This is a GMIB rider.
• Assures you of a minimum level of income in the future by guaranteeing a MIB that you will have to apply to a payment option.
• Growth rate for MIB is 6% but will never be less than 3%
• Once rider is issued, the annual growth rate will not change during the life of a rider.
• The rider also guarantees a minimum amount for those payments once you begin to receive them.	• This is a GMIB rider.
• Assures you of a minimum level of income in the future by guaranteeing a MIB that you will have to apply to a payment option.
• Growth rate for MIB is 5% but there is no guaranteed minimum growth rate for the rider and it could be as low as 0%
• Once rider is issued, the annual growth rate will not change during the life of a rider.
• The rider also guarantees a minimum amount for those payments once you begin to receive them.
Availability	• Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age)
• If you terminate the FIP rider (except pursuant to an upgrade) you cannot re-elect the rider.
• Available on contracts issued after December of 2000 and prior to February of 2002.
NOTE: As of February 2002, no new issues of this rider are allowed. This does not change any of the other terms and conditions of the FIP riders issued before February of 2002.	• Issue age 0-90, but not yet 91 years old (unless state law requires a lower maximum issue age)
• If you terminate the MAP (except pursuant to an upgrade) you cannot re-elect the rider.
• Available on contracts issued after March of 2001 and prior to January of 2003.
NOTE: As of January 24, 2003, no new issues of this rider are allowed. This does not change any of the other terms and conditions of any MAP riders added on or before January 24, 2003.	• Issue age 0-84, but not yet 85 years old (unless state law requires a lower maximum issue age)
• If you terminate the MAP II (except pursuant to an upgrade) you cannot re-elect the rider.
• Available on contracts issued after September of 2002 and prior to January of 2003.
NOTE: As of January 24, 2003, no new issues of this rider are allowed. This does not change any of the other terms and conditions of any MAP II riders added on or before January 24, 2003.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Family Income Protector	Managed Annuity Program	Managed Annuity Program II
Rider Form Number[1]	RGMI 1 798	RGMI 15 0301	RGMI 21 0902
Base Benefit and Optional Fees	Prior to Annuitization (Accumulation Phase)
Base fee is 0.30% of the MAV
After Annuitization (Income Phase)
Guaranteed Minimum Payment Fee is 1.25% of the daily net asset value in the separate account.	Prior to Annuitization (Accumulation Phase)
Base fee is 0.45% of the MIB
After Annuitization (Income Phase)
		Guaranteed Minimum Payment Fee is 1.25% of the daily net asset value in the separate account.	Prior to Annuitization (Accumulation Phase) Currently 0.45% of the MIB After Annuitization (Income Phase) Guaranteed Minimum Payment Fee is 1.25% of the daily net asset value in the separate account.
Fee Frequency	• The rider fee is charged annually on the rider date prior to annuitization.
• Fee is also assessed at time of total surrender of the annuity, or annuitization.
• The rider fee is waived if the policy value is greater than 200% of the MAV.	• The rider fee is charged annually on the rider date prior to annuitization.
• Fee is also assessed at time of total surrender of the annuity, or annuitization.
		• The rider fee is waived if the policy value is greater than 200% of the MIB.	• The rider fee is charged annually on the rider date prior to annuitization. • Fee is also assessed at time of total surrender of the annuity, or annuitization.
Death Benefit	N/A	N/A	N/A
Investment restrictions and/or Designated Funds Available	N/A	N/A	N/A
Withdrawal Benefits	N/A	N/A	N/A
Automatic Step-Up Benefit	N/A	N/A	N/A
Exercising Rider	• Must wait a minimum of 10 years to annuitize with the benefits of this rider.
• Once the 10-year waiting period has been satisfied, may only annuitize within 30 days after any policy anniversary prior to the 95th birthday in order to utilize the benefit of the FIP.
• Annuity payments under the FIP are guaranteed to never be less than the initial payment.
• During the first year of annuitization, each payment will be stabilized to equal the first or initial payment.
• During subsequent years, the stabilized payment will be either increased or decreased (never below the initial payment), and held level for that year.
• Settlement options available for annuitization are:
–Life Only
–Life w/10 Years Certain
–Joint Life & Full Survivor
–Joint Life & Full Survivor w/10 Years Certain	• May annuitize within 30 days after any rider anniversary prior to the 95th birthday.
• If you annuitize any time other than 30 days after any rider anniversary prior to the 95th birthday you cannot utilize the benefits of the MAP.
• Annuity payments under the MAP are guaranteed to never be less than the initial payment.
• During the first year of annuitization, each payment will be stabilized to equal the first or initial payment.
• During subsequent years, the stabilized payment will be either increased or decreased (never below the initial payment), and held level for that year.
• Settlement options available for annuitization are:
–Life Only
–Life w/10 Years Certain
–Joint Life & Full Survivor
–Joint Life & Full Survivor w/10 Years Certain	• May annuitize within 30 days after any rider anniversary prior to the 95th birthday.
• If you annuitize any time other than 30 days after any rider anniversary prior to the 95th birthday you cannot utilize the benefits of the MAP II.
• Annuity payments under the MAP II are guaranteed to never be less than the initial payment.
• During the first year of annuitization, each payment will be stabilized to equal the first or initial payment.
• During subsequent years, the stabilized payment will be either increased or decreased (never below the initial payment), and held level for that year.
• Settlement options available for annuitization are:
–Life Only
–Life w/10 Years Certain
–Life w/20 Years Certain
–Joint Life & Full Survivor
–Joint Life & Full Survivor w/10 Years Certain
–Joint Life & Full Survivor w/20 Years Certain

RIDER GRID VARIATIONS — (Continued)
Rider Name	Family Income Protector	Managed Annuity Program	Managed Annuity Program II
Rider Form Number[1]	RGMI 1 798	RGMI 15 0301	RGMI 21 0902
Income Benefit or Other Benefit Payout Considerations	If you choose to annuitize your policy prior to the end of the 10 year waiting period, you may not utilize the benefit of the FIP rider.	If you annuitize using the MAP rider before the 10th rider anniversary, the first payment will be calculated with an annuity factor age adjustment resulting in lower payments than if an annuity factor age adjustment was not used. The age adjustment shown in the table below should be subtracted from your current age nearest birthday. The years shown in the table below should be considered complete years since the Rider Date and the age adjustment is as follows:
Rider YearsAge Adjustment

 1................................................9
 2................................................8
 3................................................7
 4................................................6
 5................................................5
 6................................................4
 7................................................3
 8................................................2
 9................................................1
10+............................................0	If you annuitize using the MAP II rider before the 10th rider anniversary, the MAP II annuity income will not be fully vested and the first payment will be calculated with an annuity income vesting percentage of less than 100%, which reduces the amount of your first payment by up to 50%. The years shown in the table below should be considered complete years since the Rider Date and the income vesting schedule is as follows:
Rider YearsVesting %

 1...........................................50%
 2...........................................55%
 3...........................................60%
 4...........................................65%
 5...........................................70%
 6...........................................75%
 7...........................................80%
 8...........................................85%
 9...........................................90%
10.......................................100%
Rider Upgrade	• Can upgrade the rider within 30 days after any policy anniversary, prior to the annuitant's 85th birthday.
• The old rider is terminated, and the new rider is issued.
• New rider is issued using the current policy value, and not the original premium.
• The policyholder upgrades to whatever rider is available at the time of the upgrade, including any charges and features.
• Effective between February of 2002 and May of 2003 the rider available for upgrade was the MAP.
• Effective since May of 2003 the rider available for upgrade is the MAP II.	• Can upgrade any time after the first Rider Anniversary and prior to the annuitant's 91st birthday.
• The old rider is terminated, and the new rider is issued.
• New rider is issued using the current policy value, and not the original premium.
• The policyholder upgrades to whatever rider is available at the time of the upgrade, including any charges and features.
• Effective May of 2003 the only rider available for upgrade is the MAP II.	• Can upgrade any time within 30 days after any Rider Anniversary prior to the annuitant's 85th birthday.
• The old rider is terminated, and the new rider is issued.
• New rider is issued using the current policy value, and not the original premium.
• The policyholder upgrades to whatever rider is available at the time of upgrade, including all its charges and features.
Rider Termination	The rider is irrevocable and cannot be terminated upon request. The rider however can be terminated upon the earliest of the following:
• annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the MAV under the FIP);
• upgrade (although a new rider will be issued);
• termination of your Policy; or
• 30 days after the Rider Anniversary after your 94th birthday (earlier if required by state law).	The rider will terminate upon the earliest of the following:
• the date we receive written notice from you requesting termination of the MAP (you may not terminate the rider before the first rider anniversary);
• annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the MIB under the MAP);
• upgrade (although a new rider will be issued);
• termination of your Policy; or
• 30 days after the Rider Anniversary after your 94th birthday (earlier if required by state law).	The rider will terminate upon the earliest of the following:
• the date we receive written notice from you requesting termination of the MAP II (you may not terminate the rider before the first rider anniversary);
• annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the MIB under the MAP II);
• upgrade (although a new rider will be issued);
• termination of your Policy; or
• 30 days after the Rider Anniversary after your 94th birthday (earlier if required by state law).

RIDER GRID VARIATIONS — (Continued)
Rider Name	Additional Death Benefit	Additional Death Distribution 2003	Additional Death Distribution +
Rider Form Number[1]	RTP 1 201	RTP 18 0103 ICC12 RTP 170513	RTP 17 0103 ICC12 RTP 180513
Purpose of Rider	This is an Additional Death Benefit Rider which can pay an additional benefit at time of death to help alleviate the burden of taxes.	This is an Additional Death Benefit Rider which can pay an additional benefit at time of death to help alleviate the burden of taxes.	This is an Additional Death Benefit Rider which can pay an additional benefit at time of death to help alleviate the burden of taxes.
Availability	• Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age) • Not available in all states. • Can be added at any time including post-issue	• Issue age 0-80 but not yet 81 years old. • Not available in all states • Can be added at any time including post issue.	• Issue age 0-80 but not yet 81 years old. • Not available in all states • Can be added at any time including post issue
Base Benefit and Optional Fees at issue	Percentage of Policy Value - 0.25%	Percentage of Policy Value – 0.25%	Percentage of Policy Value – 0.55%
Fee Frequency	Assessed each rider anniversary and at rider termination and equal to the policy value multiplied by rider fee percentage.	Assessed each rider anniversary and at rider termination and equal to the policy value multiplied by rider fee percentage.	Assessed each rider anniversary and at rider termination and equal to the policy value multiplied by rider fee percentage.
Death Benefit	Amount is paid whenever a death benefit is paid and the rider is attached.
• amount paid=ADB Factor x Rider Earnings*
• ADB Factor - 40% for issue ages 0-70 and 25% for issue ages 71-80.
*Rider earnings are defined as:
–the death proceeds of the base policy; minus
–policy value on the rider date; minus
–premium payments after the rider date; plus
–surrenders after the rider date that exceed the rider earnings on the date of the surrender.
NOTE: No benefit is payable under the ADB rider if there are no rider earnings on the date the death benefit is calculated.	Amount is paid whenever a death benefit is paid and the rider is attached.
• Amount paid=ADB Factor x Rider Earnings*
• ADB Factor - 40% for issue ages 0-70 and 25% for issue ages 71-80.
*Rider earnings are defined as:
- the policy value on the date the death benefit is determined; minus
-policy value on the rider date; minus
- premium payments after the rider date; plus
- surrenders after the rider date that exceed the rider earnings on the date of the surrender.
NOTE: No benefit is payable under the ADD rider if there are no rider earnings on the date the death benefit is calculated.	Amount is paid whenever a death benefit is paid and the rider is attached.
• Prior to 5th rider anniversary = Sum of all fees paid for this rider since the rider date
• On or after 5th rider anniversary = Rider Benefit Base* x Rider Benefit Percentage** (30% or 20%).
*The Rider Benefit Base at any time is equal to the Policy Value less any premiums added after the Rider Date
**The Rider Benefit Percentage may vary but is currently equal to 30% for issue ages 0-70 and 20% for issue ages 71-75.
NOTE: No benefit is payable under the ADD+ rider if there are no rider earnings on the date the death benefit is calculated.
Investment Restrictions and/or Designated Funds Available	N/A	N/A	N/A
Withdrawal Benefits	N/A	N/A	N/A
Automatic Step-Up Benefit	N/A	N/A	N/A
Exercising Rider	No further action required to exercise the rider.	No further action required to exercise the rider.	No further action required to exercise the rider.
Income Benefit or Other Benefit Payout Considerations	Spousal Continuation:
	If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving a death benefit and Additional Death Benefit, the spouse will generally receive a one-time policy value increase equal to the Additional Death Benefit. At this time the rider will terminate.	N/A	N/A
Rider Upgrade	N/A	N/A	N/A

RIDER GRID VARIATIONS — (Continued)
Rider Name	Additional Death Benefit	Additional Death Distribution 2003	Additional Death Distribution +
Rider Form Number[1]	RTP 1 201	RTP 18 0103 ICC12 RTP 170513	RTP 17 0103 ICC12 RTP 180513
Rider Termination	The rider can be added or dropped at any time. If the rider is dropped and re-added, the rider will only cover earnings accumulated since the rider was re-added.
The rider will remain in effect until:
• you cancel it by notifying our administrative office in writing.
• the policy is annuitized or surrendered
• or the additional death benefit is paid.	The rider can be added or dropped at any time. If the rider is dropped and re-added, the rider will only cover earnings accumulated since the rider was re-added.
The rider will remain in effect until:
• you cancel it by notifying our administrative and service office in writing,
• the policy is annuitized or surrendered
• or the additional death benefit is paid	The rider can be added or dropped at any time. If the rider is terminated they must wait one year to re-add rider.
The rider will remain in effect until:
• you cancel it by notifying our administrative and service office in writing,
• the policy is annuitized or surrendered
• or the additional death benefit is paid

Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004	Guaranteed Principal Solutions Rider (2005)[3]
Rider Form Number[1]	RGMB 1 0603 (2003)	RGMB 4 0504 (2004)	RGMB 4 0504
Purpose of Rider	This is a Living Benefit Rider and should be viewed as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by this rider.
This rider is a combination of two separate annuity guarantees:
1) A GMWB and
2) A GMAB (a.k.a. principal protection benefit or guarantee future value benefit).
The rider will guarantee that the policy value of the policy will be at least as high as the GFV after a waiting period has expired.	This is a Living Benefit Rider and should be viewed as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by this rider.
This rider is a combination of two separate annuity guarantees:
1) A GMWB and
2) A GMAB (a.k.a. principal protection benefit or guarantee future value benefit).
The rider will guarantee that the policy value of the policy will be at least as high as the GFV after a waiting period has expired.	This is a Living Benefit Rider and should be viewed as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by this rider.
This rider is a combination of two separate annuity guarantees:
1) A GMWB and
2) A GMAB (a.k.a. principal protection benefit or guarantee future value benefit).
The rider will guarantee that the policy value of the policy will be at least as high as the GFV after a waiting period has expired.
Availability	• Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
**Effective 5/1/2005: This rider is only available for states that have not approved the 2005 version of the Living Benefit Rider.	• Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
**Effective 5/1/2005: This rider is only available for states that have not approved the 2005 version of the Living Benefit Rider.	• Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age)
•
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
Base Benefit and Optional Fees at issue	Percentage of “Principal Back” TWB - 0.75% (prior to 11/4/13)	Percentage of “Principal Back” TWB - 0.90% (5/1/2009 - 11/3/13) Percentage of “Principal Back” TWB - 0.60% (prior to 5/1/2009)
Percentage of “Principal Back” TWB:

For riders issued on or after 5/1/14.......................................1.25%
For riders issued between 5/1/09 and 11/3/13.....................................0.90%
For riders issued prior to 5/1/090.60%

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004	Guaranteed Principal Solutions Rider (2005)[3]
Rider Form Number[1]	RGMB 1 0603 (2003)	RGMB 4 0504 (2004)	RGMB 4 0504
Fee Frequency	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.
Death Benefit	N/A	N/A	N/A
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	All funds within the product are considered designated funds for this purpose. You must, however, adhere to the Portfolio Allocation Method. See below.	All funds within the product are considered designated funds for this purpose. You must, however, adhere to the Portfolio Allocation Method. See below.	All funds within the product are considered designated funds for this purpose. You must, however, adhere to the Portfolio Allocation Method. See below.
Allocation Methods	Portfolio Allocation Method (PAM):
• This program will automatically allocate assets from the policyholder's separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.
• If the policy value increases enough in relation to the guaranteed amounts, the money may be moved back into the separate accounts (pro-rata based on the policyholder's current separate account values).
• The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.
• The policyholder may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options.
Current PAM Subaccount: TA U.S. Government Securities	Portfolio Allocation Method (PAM):
• This program will automatically allocate assets from the policyholder's separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.
• If the policy value increases enough in relation to the guaranteed amounts, the money may be moved back into the separate accounts (pro-rata based on the policyholder's current separate account values).
• The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.
• The policyholder may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options.
Current PAM Subaccount: TA U.S. Government Securities	Portfolio Allocation Method (PAM):
• This program will automatically allocate assets from the policyholder's separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.
• If the policy value increases enough in relation to the guaranteed amounts, the money may be moved back into the separate accounts (pro-rata based on the policyholder's current separate account values).
• The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.
• The policyholder may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options.
Current PAM Subaccount: TA U.S. Government Securities

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004	Guaranteed Principal Solutions Rider (2005)[3]
Rider Form Number[1]	RGMB 1 0603 (2003)	RGMB 4 0504 (2004)	RGMB 4 0504
Withdrawal Benefits - See “Living Benefits Rider Adjusted Partial Withdrawals” and “Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” appendices for examples showing the effect of withdrawals on the WB.	The GMWB guarantees a withdrawal amount regardless of the policy value. The policyholder has 2 withdrawal guarantees available. Once the rider is issued, values for both withdrawal guarantees will be calculated indefinitely as follows:
a) 7% Principal Back: The policyholder can withdraw up to 7% of the 7% Principal Back TWB per year until at least the time at which the 7% Principal Back MRWA has reached zero.
b) 5% For Life: The policyholder can withdraw up to 5% of the 5% For Life TWB each year starting with the Rider Anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life MRWA* has reached zero.
* The MRWA represents the total minimum dollar amount of guaranteed withdrawals the policyholder has remaining provided they take no more than the MAWA each year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.	The GMWB guarantees a withdrawal amount regardless of the policy value. The policyholder has 2 withdrawal guarantees available. Once the rider is issued, values for both withdrawal guarantees will be calculated indefinitely as follows:
a) 7% Principal Back: The policyholder can withdraw up to 7% of the 7% Principal Back TWB per year until at least the time at which the 7% Principal Back MRWA has reached zero.
b) 5% For Life: The policyholder can withdraw up to 5% of the 5% For Life TWB each year starting with the Rider Anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life MRWA* has reached zero.
* The MRWA represents the total minimum dollar amount of guaranteed withdrawals the policyholder has remaining provided they take no more than the MAWA each year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.	The GMWB guarantees a withdrawal amount regardless of the policy value. The policyholder has 2 withdrawal guarantees available. Once the rider is issued, values for both withdrawal guarantees will be calculated indefinitely as follows:
a) 7% Principal Back: The policyholder can withdraw up to 7% of the 7% Principal Back TWB per year until at least the time at which the 7% Principal Back MRWA has reached zero.
b) 5% For Life: The policyholder can withdraw up to 5% of the 5% For Life TWB each year starting with the Rider Anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life MRWA* has reached zero.
* The MRWA represents the total minimum dollar amount of guaranteed withdrawals the policyholder has remaining provided they take no more than the MAWA each year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.
Automatic Step-Up Benefit	N/A	N/A	N/A
Exercising Rider	“For Life” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “For Life” MAWA until the later of 1) the annuitant's death or 2) the “For Life” MRWA is zero.
“Principal Back” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “Principal Back” MAWA until the “Principal Back” MRWA is zero.
“GMAB”:
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, the GMAB feature will add the difference to the policy value on a pro-rata basis based on their current account value.
a) The addition to the policy will not be considered premium and should not affect any other policy calculations, including the GMDB calculations.
b) At the end of the waiting period, the GMAB will not provide any more benefits, unless the policyholder chooses to upgrade the rider.	“For Life” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “For Life” MAWA until the later of 1) the annuitant's death or 2) the “For Life” MRWA is zero.
“Principal Back” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “Principal Back” MAWA until the “Principal Back” MRWA is zero.
“GMAB”:
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, the GMAB feature will add the difference to the policy value on a pro-rata basis based on their current account value.
a) The addition to the policy will not be considered premium and should not affect any other policy calculations, including the GMDB calculations.
b) At the end of the waiting period, the GMAB will not provide any more benefits, unless the policyholder chooses to upgrade the rider.	“For Life” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “For Life” MAWA until the later of 1) the annuitant's death or 2) the “For Life” MRWA is zero.
“Principal Back” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “Principal Back” MAWA until the “Principal Back” MRWA is zero.
“GMAB”:
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, the GMAB feature will add the difference to the policy value on a pro-rata basis based on their current account value.
a) The addition to the policy will not be considered premium and should not affect any other policy calculations, including the GMDB calculations.
b) At the end of the waiting period, the GMAB will not provide any more benefits, unless the policyholder chooses to upgrade the rider.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004	Guaranteed Principal Solutions Rider (2005)[3]
Rider Form Number[1]	RGMB 1 0603 (2003)	RGMB 4 0504 (2004)	RGMB 4 0504
Income Benefit or Other Benefit Payout Considerations	The GFV is the policy value we are guaranteeing on the GFV date. After the Rider Issue Date, the GFV is equal to the GFV on the Rider Issue Date, plus a percentage of premiums (not including premium enhancements) received after the Rider Date as shown in the table below, less an adjustment for withdrawals.
Year Rec'd% Added to GFV

 1.........................................100%
 2...........................................90%
 3...........................................80%
 4...........................................70%
 5...........................................60%
 6-10.....................................50%
 10+.........................................0%
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, we will add the difference to the policy value on a pro-rata basis based on their current policy value.	The GFV is the policy value we are guaranteeing on the GFV date. After the Rider Issue Date, the GFV is equal to the GFV on the Rider Issue Date, plus a percentage of premiums (not including premium enhancements) received after the Rider Date as shown in the table below, less an adjustment for withdrawals.
Year Rec'd% Added to GFV

 1.........................................100%
 2...........................................90%
 3...........................................80%
 4...........................................70%
 5...........................................60%
 6-10.....................................50%
 10+.........................................0%
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, we will add the difference to the policy value on a pro-rata basis based on their current policy value.	The GFV is the policy value we are guaranteeing on the GFV date. After the Rider Issue Date, the GFV is equal to the GFV on the Rider Issue Date, plus a percentage of premiums (not including premium enhancements) received after the Rider Date as shown in the table below, less an adjustment for withdrawals.
Year Rec'd% Added to GFV

 1.........................................100%
 2...........................................90%
 3...........................................80%
 4...........................................70%
 5...........................................60%
 6-10.....................................50%
 10+.........................................0%
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, we will add the difference to the policy value on a pro-rata basis based on their current policy value.
Rider Upgrade	Rider upgrades are not available.	• May upgrade anytime after the 5th Anniversary by terminating the rider and adding the new rider in place at that time, as long as the covered lives meet the age requirements in effect at that time.
• Must be prior to the annuitant's 86th birthday
• An upgrade will reset the MRWA, TWB, MAWA and the GFV values.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.	• May upgrade anytime after the 3rd Anniversary by terminating the rider and adding the new rider in place at that time, as long as the covered lives meet the age requirements in effect at that time.
• Must be prior to the annuitant's 86th birthday
• An upgrade will reset the MRWA, TWB, MAWA and the GFV values.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.
Rider Termination	• The rider will be terminated upon policy surrender, annuitization or upgrade.
• The policyholder must wait 5 years from the Rider Start Date to terminate.
• After the five-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider will be terminated upon policy surrender, annuitization or upgrade.
• The policyholder must wait 5 years from the Rider Start Date to terminate.
• After the five-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider will be terminated upon policy surrender, annuitization or upgrade.
• The policyholder must wait 3 years from the Rider Start Date to terminate.
• After the three-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.

RIDER GRID VARIATIONS — (Continued)
Rider Name	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]	Income SelectSM for Life[3]
Rider Form Number[1]	RGMB 12 0105	RGMB 14 0905 (Growth Only) RGMB 15 0905 (Growth and Death)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)
Purpose of Rider	This is a GLWB Rider that guarantees withdrawals for the annuitant's lifetime, regardless of policy value.
• The policyholder can withdraw the MAWA each calendar year until the death of the annuitant.
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB Rider that guarantees withdrawals for the annuitant's lifetime, regardless of policy value.
• The policyholder can withdraw the MAWA each calendar year until the death of the annuitant.
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the MAWA each year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.
Availability	• Issue age 0-90, but not yet 91 years old (unless state law requires a lower maximum issue age)
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person, trust or custodial.
• Maximum of 2 living Joint Owners (with one being the Annuitant).
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age at least 55 years old and not yet 81 years old (unless state law requires a lower maximum issue age)
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person, trust or custodial).
• Maximum of 2 living Joint Owners (with one being the Annuitant).
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age)
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
Base Benefit and Optional Fees at issue	Percentage of TWB - 0.60% (prior to 11/4/13)	Growth Only - Percentage of TWB - 0.60% (prior to 11/4/13) Growth and Death - Percentage of TWB - 0.85% (prior to 11/4/13)	Percentage of the TWB. Additional option fees would be added to the base.
Single Life

(5/1/07 - 11/3/13)
Base Fee.....................................0.40%
Growth Benefit Fee...................0.25%
DB Fee......................................0.25%
IE Benefit Fee............................0.15%
(prior to 5/1/07)
Base Fee.....................................0.40%
Growth Benefit Fee...................0.25%
DB Fee......................................0.25%
IE Benefit Fee............................0.10%
Joint Life
(5/1/07 - 11/3/13)
Base Fee.....................................0.60%
Growth Benefit Fee...................0.50%
DB Fee......................................0.20%
IE Benefit Fee............................0.30%
(prior to 5/1/07)
Base Fee.....................................0.60%
Growth Benefit Fee...................0.50%
DB Fee......................................0.20%
IE Benefit Fee............................0.20%
Fee Frequency	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.

RIDER GRID VARIATIONS — (Continued)
Rider Name	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]	Income SelectSM for Life[3]
Rider Form Number[1]	RGMB 12 0105	RGMB 14 0905 (Growth Only) RGMB 15 0905 (Growth and Death)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)
Death Benefit	Upon the death of the annuitant this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit and then this rider will terminate.	• Growth Only - N/A
		• Growth and Death - Upon the death of an annuitant this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit and then this rider will terminate.	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of the annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit and then this rider will terminate.
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as a designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	TA BlackRock Government Money Market
TA JPMorgan Asset Allocation - Conservative
TA JPMorgan Asset Allocation - Moderate
TA JPMorgan Asset Allocation - Growth
TA JPMorgan International Moderate Growth
TA Multi-Managed Balanced
Fixed Account GPOs or DCA Accounts	TA BlackRock Government Money Market
TA JPMorgan Asset Allocation - Conservative
TA JPMorgan Asset Allocation - Moderate
TA JPMorgan Asset Allocation - Growth
TA JPMorgan International Moderate Growth
TA Multi-Managed Balanced
Fixed Account GPOs or DCA Accounts	TA BlackRock Government Money Market
TA JPMorgan Asset Allocation - Conservative
TA JPMorgan Asset Allocation - Moderate
TA JPMorgan Asset Allocation - Moderate Growth
TA JPMorgan International Moderate Growth
TA Multi-Managed Balanced
Fixed Account GPOs or DCA Accounts
Withdrawal Benefits - See “Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” appendix for examples showing the effect of withdrawals on the WB.	The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the For Life Withdrawal Percentage.
• Starting with January 1st following the annuitant's 59th birthday, the withdrawal percentage increases above 0% which creates a MAWA available under the rider for withdrawal.
• On each January 1st the MAWA will be reset equal to the greater of:
 1) The For Life TWB multiplied by the Withdrawal Percentage, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.	The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the For Life Withdrawal Percentage.
• Starting with January 1st following the annuitant's 59th birthday, the withdrawal percentage increases above 0% which creates a MAWA available under the rider for withdrawal.
• On each January 1st the MAWA will be reset equal to the greater of:
 1) The For Life TWB multiplied by the Withdrawal Percentage, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.	The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the For Life Withdrawal Percentage based on the annuitant's2 attained age at the time of the first withdrawal.
• Starting with January 1st following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a MAWA available under the rider for withdrawal.
• On each January 1st following the Rider Date, the MAWA will be reset equal to the greater of:
 1) The For Life TWB multiplied by the For Life Withdrawal Percentage based on the annuitant's2 attained age, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.

RIDER GRID VARIATIONS — (Continued)
Rider Name	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]	Income SelectSM for Life[3]
Rider Form Number[1]	RGMB 12 0105	RGMB 14 0905 (Growth Only) RGMB 15 0905 (Growth and Death)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)
Automatic Step-Up Benefit	N/A	N/A	N/A
Exercising Rider	• The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of the withdrawal.
• If the policy value goes to zero, but the minimum withdrawal benefits are still guaranteed, the policyholder can no longer add premiums or take withdrawals in excess of the MAWA.
• The rider benefits cease when the annuitant has died (the withdrawals do not continue for the lifetime of any spouse who continues the policy when the original annuitant dies).	• The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of the withdrawal.
• If the policy value goes to zero, but the minimum withdrawal benefits are still guaranteed, the policyholder can no longer add premiums or take withdrawals in excess of the MAWA.
• The rider benefits cease when the annuitant has died (the withdrawals do not continue for the lifetime of any spouse who continues the policy when the original annuitant dies).	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2] this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit.
Exercising the Income Enhancement Option: If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical impairment; does not include dementia, Alzheimer's or other forms of mental illness.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.

RIDER GRID VARIATIONS — (Continued)
Rider Name	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]	Income SelectSM for Life[3]
Rider Form Number[1]	RGMB 12 0105	RGMB 14 0905 (Growth Only) RGMB 15 0905 (Growth and Death)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)
Income Benefit or Other Benefit Payout Considerations	N/A	Growth: The TWB will accumulate using the growth rate of 5% until the earlier of the first withdrawal or the 10th rider anniversary.	Growth: This optional feature rewards the policyholder for delaying their first withdrawal. The TWB will accumulate using the growth rate of 5% until the earlier of the first withdrawal or the 10th rider anniversary.
The income benefit percentage is determined by the annuitant's age at the time of the first withdrawal taken on or after January 1st following the annuitant's 59th birthday. The income benefit percentage is as follows:
Age 1st WDFor Life WD%

 55-58..................................0.0%
 59-64..................................4.5%
 65-69..................................5.0%
 70-74..................................5.5%
 75-79..................................6.0%
 80-84..................................6.5%
 85-89..................................7.0%
 90-94..................................7.5%
 95+......................................8.0%
Please note that once established at the time of the first withdrawal, the income benefit percentage will not increase even though the annuitant's age increases.
Rider Upgrade	• May upgrade their rider anytime after the 3rd anniversary as long as the annuitant meets age requirements in effect at that time.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 90 years old.
• An upgrade will reset the TWB, MRWA and MAWA values.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.	• May upgrade their rider anytime after the 3rd anniversary as long as the annuitant meets age requirements in effect at that time.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 81 years old.
• An upgrade will reset the TWB, MRWA and MAWA values.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.	• Upgrades allowed within 30 day window following the 1st rider anniversary and each rider anniversary thereafter.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 81 years old.
• An upgrade will reset the MRWA, TWB, MAWA and the Income Benefit Percentage determination.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.
Rider Termination	• The rider will be terminated upon policy surrender, annuitization, annuitant death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• The policyholder must wait 3 years from the Rider Add Date to terminate.
• After the three-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider will be terminated upon policy surrender, annuitization, annuitant death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• The policyholder must wait 3 years from the Rider Add Date to terminate.
• After the three-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Purpose of Rider	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.
Availability	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
Base Benefit and Optional Fees at issue
Percentage of WB. Additional option fees would be added to the base.

Single Life
(prior to 11/4/13)
Base Fee.....................................0.60%
DB Fee......................................0.25%
IE Benefit Fee............................0.15%
Joint Life
(prior to 11/4/13)
Base Fee.....................................0.90%
DB Fee......................................0.20%
IE Benefit Fee............................0.30%
Percentage of WB. Additional option fees would be added to the base.

Single Life
(1/19/09 - 11/3/13)
Base Fee.....................................0.90%
DB Fee......................................0.25%
IE Benefit Fee............................0.15%
(11/10/08 - 1/18/09)
Base Fee.....................................0.75%
DB Fee......................................0.25%
IE Benefit Fee............................0.15%
Joint Life
(1/19/09 - 11/3/13)
Base Fee.....................................0.90%
DB Fee......................................0.20%
IE Benefit Fee............................0.30%
(11/10/08 - 1/18/09)
Base Fee.....................................0.75%
DB Fee......................................0.20%
IE Benefit Fee............................0.30%
Fee based on designated allocation groups and the optional benefits selected. If you elect a combination of designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices.

Base Benefit Fees
(2/21/11 - 11/3/13)
Group A....................................1.40%
Group B....................................1.00%
Group C....................................0.45%
Additional option fees would be added to the base and are as follows:
DB Single Life...........................0.25%
DB Joint Life.............................0.20%
IE Single Life.............................0.15%
IE Joint Life..............................0.30%
Base Benefit Fees
(9/21/09 - 2/2011)
Group A....................................1.25%
Group B....................................0.90%
Group C....................................0.40%
Additional option fees would be added to the base and are as follows:
DB Single Life...........................0.25%
DB Joint Life.............................0.20%
IE Single Life.............................0.15%
IE Joint Life..............................0.30%

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Fee Frequency	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• The fee is calculated at issue and each subsequent rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarterversary in arrears during the accumulation phase.
• The fee is calculated on a quarterly basis and varies depending on the fund allocation option you have chosen.
• A “rider fee adjustment” will be applied for transfers between allocation groups and for subsequent premium payments and withdrawals that change the withdrawal base.
• The base rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.
Death Benefit	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as a designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
American Funds - The Bond Fund of AmericaSM
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
State Street Total Return V.I.S. Fund
TA 60/40 Allocation
TA Aegon U.S. Government Securities
TA American Funds Managed Risk – Balanced
TA BlackRock Government Money Market
TA BlackRock Global Allocation
TA BlackRock iShares Edge 40
TA BlackRock iShares Edge 50
TA BlackRock iShares Edge 75
TA BlackRock Tactical Allocation
TA Janus Balanced
TA JPMorgan Asset Allocation - Conservative
TA JPMorgan Asset Allocation - Moderate Growth
TA JPMorgan Asset Allocation - Moderate
TA JPMorgan Core Bond
TA JPMorgan International Moderate Growth
TA JPMorgan Tactical Allocation
TA Legg Mason Dynamic Allocation – Balanced
TA Legg Mason Dynamic Allocation – Growth
TA Madison Diversified Income
TA Managed Risk – Balanced ETF
TA Managed Risk – Conservative ETF
TA Managed Risk – Growth ETF
TA Market Participation Strategy
TA Morgan Stanley Global Allocation Managed Risk – Balanced
TA Multi-Managed Balanced
TA PIMCO Tactical – Balanced
TA PIMCO Tactical – Conservative
TA PIMCO Tactical – Growth
TA PIMCO Total Return
TA PineBridge Inflation Opportunities
TA QS Investors Active Asset Allocation - Conservative
TA QS Investors Active Asset Allocation – Moderate Growth
TA QS Investors Active Asset Allocation - Moderate
Fixed Account GPOs or DCA Accounts	AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
American Funds - The Bond Fund of AmericaSM
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
State Street Total Return V.I.S. Fund
TA 60/40 Allocation
TA Aegon U.S. Government Securities
TA American Funds Managed Risk – Balanced
TA BlackRock Global Allocation
TA BlackRock Government Money Market
TA BlackRock iShares Edge 40
TA BlackRock iShares Edge 50
TA BlackRock iShares Edge 75
TA BlackRock Tactical Allocation
TA Janus Balanced
TA JPMorgan Asset Allocation - Conservative
TA JPMorgan Asset Allocation - Moderate Growth
TA JPMorgan Asset Allocation - Moderate
TA JPMorgan Core Bond
TA JPMorgan International Moderate Growth
TA JPMorgan Tactical Allocation
TA Legg Mason Dynamic Allocation – Balanced
TA Legg Mason Dynamic Allocation – Growth
TA Madison Diversified Income
TA Managed Risk – Balanced ETF
TA Managed Risk – Conservative ETF
TA Managed Risk – Growth ETF
TA Market Participation Strategy
TA Morgan Stanley Global Allocation Managed Risk – Balanced
TA Multi-Managed Balanced
TA PIMCO Tactical – Balanced
TA PIMCO Tactical – Conservative
TA PIMCO Tactical – Growth
TA PIMCO Total Return
TA PineBridge Inflation Opportunities
TA QS Investors Active Asset Allocation - Conservative
TA QS Investors Active Asset Allocation – Moderate Growth
TA QS Investors Active Asset Allocation - Moderate
Fixed Account GPOs or DCA Accounts	Designated Allocation Group A
AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
State Street Total Return V.I.S. Fund
TA 60/40 Allocation
TA BlackRock Global Allocation
TA BlackRock iShares Edge 75
TA Janus Balanced
TA JPMorgan Asset Allocation - Moderate Growth
TA JPMorgan International Moderate Growth
TA Legg Mason Dynamic Allocation – Growth
TA Managed Risk – Growth ETF
TA Multi-Managed Balanced
TA PIMCO Tactical – Growth
TA QS Investors Active Asset Allocation – Moderate Growth
Designated Allocation Group B
TA American Funds Managed Risk - Balanced
TA BlackRock iShares Edge 50
TA BlackRock Tactical Allocation
TA JPMorgan Asset Allocation – Moderate
TA Legg Mason Dynamic Allocation – Balanced
TA Madison Diversified Income
TA Managed Risk – Balanced ETF
TA Market Participation Strategy
TA Morgan Stanley Global Allocation Managed Risk - Balanced
TA PIMCO Tactical – Balanced
TA QS Investors Active Asset Allocation - Moderate
Designated Allocation Group C
American Funds - The Bond Fund of AmericaSM
TA Aegon U.S. Government Securities
TA BlackRock Government Money Market
TA BlackRock iShares Edge 40
TA JPMorgan Asset Allocation - Conservative
TA JPMorgan Core Bond
TA JPMorgan Tactical Allocation
TA Managed Risk – Conservative ETF
TA PIMCO Tactical – Conservative
TA PIMCO Total Return
TA PineBridge Inflation Opportunities
TA QS Investors Active Asset Allocation - Conservative
Fixed Account
Allocation Methods	N/A	N/A	N/A

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Withdrawal Benefits - See “Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” appendix for examples showing the effect of withdrawals on the WB.
The percentage is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDFor Life WD%
 0-58....................................0.0%
 59-69..................................5.0%
 70-79..................................6.0%
 80+......................................7.0%
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) the RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
The percentage is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0-58....................................0.0%
 59-69..................................5.0%
 70-79..................................6.0%
 80+......................................7.0%
Age 1st WDJoint Life WD%

 0-58....................................0.0%
 59-69..................................4.5%
 70-79..................................5.5%
 80+ .....................................6.5%
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
The percentage (after 2/1/2010) is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0 - 58..................................0.0%
 59-64..................................4.0%
 65-74..................................5.0%
 75 + .....................................6.0%
Age 1st WDJoint Life WD%
 0 - 58..................................0.0%
 59-64..................................3.5%
 65-74..................................4.5%
 75 + .....................................5.5%
NOTE: Prior to 2/1/2010 the age bands regarding the withdrawal percentages above were as follows:
 0-58 59-69 70-79 80+
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Automatic Step-Up Benefit	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 rider years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 rider years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee. Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
NOTE: The benefit percentage will also increase if you have crossed into another age band prior to an automatic step-ups after the election date.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Exercising Rider	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.
Exercising the Income Enhancement Option:
If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical or cognitive ailment.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.
Exercising the Income Enhancement Option:
If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical or cognitive ailment.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each rider year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.
Exercising the Income Enhancement Option:
If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical or cognitive ailment.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.
Income Benefit or Other Benefit Payout Considerations	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
Double Withdrawal Base Feature: If no withdrawals have been made within the first 10 rider years or the anniversary following attained age 67, the WB on that rider anniversary will be the greater of;
1) the current WB; or
2) premiums applied within 90 days of the rider date multiplied by 2.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Rider Upgrade	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB, RDB, RWA and Income Benefit determination.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB, RDB, RWA and Income Benefit determination.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB and RDB.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.
Rider Termination	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.
• The rider will be terminated the date we receive written notice from you requesting termination.

Rider Name	Retirement Income Max®[3]	Retirement Income Choice® 1.2[3]	Retirement Income Choice® 1.6[3]
Rider Form Number[1]	RGMB 41 0513 - (Single Life) RGMB 41 0513 - (Joint Life)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 37 0809 - (w/o IE) RGMB 38 0809 - (with IE)
Purpose of Rider	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Max®[3]	Retirement Income Choice® 1.2[3]	Retirement Income Choice® 1.6[3]
Rider Form Number[1]	RGMB 41 0513 - (Single Life) RGMB 41 0513 - (Joint Life)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 37 0809 - (w/o IE) RGMB 38 0809 - (with IE)
Availability	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
Base Benefit and Optional Fees at issue	You may contact us at for the current Rate Sheet Supplement applicable for this rider.For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Fee based on designated allocation groups and the optional benefits selected. If you elect a combination of designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices.
Base Benefit Fees

(12/12/11 - 11/3/13)
OAM Option............................1.25%
Group A....................................1.55%
Group B....................................1.10%
Group C....................................0.70%
Additional option fees would be added to the base and are as follows:
DB Single Life...........................0.25%
DB Joint Life.............................0.20%
IE Single Life.............................0.30%
IE Joint Life..............................0.50%
Base Benefit Fees

(2/21/11 - 12/12/11):
OAM Option............................1.20%
Group A....................................1.40%
Group B....................................1.00%
Group C....................................0.45%
Additional option fees would be added to the base and are as follows:
DB Single Life...........................0.25%
DB Joint Life.............................0.20%
IE Single Life.............................0.15%
IE Joint Life..............................0.30%
Base Benefit Fees

(5/1/09 - 2/20/11):
OAM Option............................1.10%
Group A....................................1.25%
Group B....................................0.90%
Group C....................................0.40%
Additional option fees would be added to the base and are as follows:
DB Single Life...........................0.25%
DB Joint Life.............................0.20%
IE Single Life.............................0.15%
IE Joint Life..............................0.30%	Fee based on designated allocation groups and the optional benefits selected. If you elect a combination of designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices.You may contact us at for the current Rate Sheet Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Max®[3]	Retirement Income Choice® 1.2[3]	Retirement Income Choice® 1.6[3]
Rider Form Number[1]	RGMB 41 0513 - (Single Life) RGMB 41 0513 - (Joint Life)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 37 0809 - (w/o IE) RGMB 38 0809 - (with IE)
Fee Frequency	• The fee is calculated at issue and each subsequent rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarterversary in arrears during the accumulation phase.
• The fee is calculated on a quarterly basis and varies depending on the fund allocation option you have chosen.
• A “rider fee adjustment” will be applied for transfers between allocation groups and for subsequent premium payments and withdrawals that change the withdrawal base.
• The base rider fee adjustment will be calculated using the same formula as the base rider fee.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• The fee is calculated at issue and each subsequent rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarterversary in arrears during the accumulation phase.
• The fee is calculated on a quarterly basis and varies depending on the fund allocation option you have chosen.
• A “rider fee adjustment” will be applied for transfers between allocation groups and for subsequent premium payments and withdrawals that change the withdrawal base.
• The base rider fee adjustment will be calculated using the same formula as the base rider fee.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• The fee is calculated at issue and each subsequent rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarterversary in arrears during the accumulation phase.
• The fee is calculated on a quarterly basis and varies depending on the fund allocation option you have chosen.
• A “rider fee adjustment” will be applied for transfers between allocation groups and for subsequent premium payments and withdrawals that change the withdrawal base.
• The base rider fee adjustment will be calculated using the same formula as the base rider fee.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.
Death Benefit	N/A	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Max®[3]	Retirement Income Choice® 1.2[3]	Retirement Income Choice® 1.6[3]
Rider Form Number[1]	RGMB 41 0513 - (Single Life) RGMB 41 0513 - (Joint Life)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 37 0809 - (w/o IE) RGMB 38 0809 - (with IE)
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as a designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	American Funds - The Bond Fund of AmericaSM
TA 60/40 Allocation
TA Aegon US Government Securities
TA American Funds Managed Risk - Balanced
TA BlackRock Government Money Market
TA BlackRock iShares Edge 40
TA BlackRock iShares Edge 50
TA JPMorgan Asset Allocation - Conservative
TA JPMorgan Asset Allocation - Moderate
TA JPMorgan Core Bond
TA JPMorgan Tactical Allocation
TA Legg Mason Dynamic Allocation - Balanced
TA Market Participation Strategy
TA Managed Risk – Balanced ETF
TA Managed Risk – Conservative ETF
TA PIMCO Tactical – Balanced
TA PIMCO Tactical - Conservative
TA PIMCO Total Return
TA PineBridge Inflation Opportunities
TA QS Investors Active Asset Allocation - Conservative
TA QS Investors Active Asset Allocation - Moderate
Fixed Account	Designated Allocation Group A
AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
State Street Total Return V.I.S. Fund
TA 60/40 Allocation
TA BlackRock Global Allocation
TA BlackRock iShares Edge 75
TA Janus Balanced
TA JPMorgan Asset Allocation - Moderate Growth
TA JPMorgan International Moderate Growth
TA Legg Mason Dynamic Allocation - Growth
TA Managed Risk – Growth ETF
TA Multi-Managed Balanced
TA PIMCO Tactical - Growth
TA QS Investors Active Asset Allocation – Moderate Growth
Designated Allocation Group B
TA American Funds Managed Risk - Balanced
TA BlackRock iShares Edge 50
TA BlackRock Tactical Allocation
TA JPMorgan Asset Allocation - Moderate
TA Legg Mason Dynamic Allocation - Balanced
TA Madison Diversified Income
TA Managed Risk – Balanced ETF
TA Market Participation Strategy
TA Morgan Stanley Global Allocation Managed Risk - Balanced
TA PIMCO Tactical - Balanced
TA QS Investors Active Asset Allocation – Moderate
Designated Allocation Group C
American Funds - The Bond Fund of AmericaSM
TA Aegon US Government Securities
TA BlackRock Government Money Market
TA BlackRock iShares Edge 40
TA JPMorgan Asset Allocation - Conservative
TA JPMorgan Core Bond
TA JPMorgan Tactical Allocation
TA Managed Risk – Conservative ETF
TA PIMCO Tactical - Conservative
TA PIMCO Total Return
TA PineBridge Inflation Opportunities
TA QS Investors Active Asset Allocation - Conservative
Fixed Account	Designated Allocation Group A
AB Balanced Wealth Strategy Portfolio
State Street Total Return V.I.S. Fund
TA 60/40 Allocation
TA BlackRock Global Allocation
TA BlackRock iShares Edge 75
TA Janus Balanced
TA JPMorgan Asset Allocation - Moderate Growth
TA JPMorgan International Moderate Growth
TA Legg Mason Dynamic Allocation - Growth
TA Managed Risk – Growth ETF
TA Multi-Managed Balanced
TA PIMCO Tactical - Growth
TA QS Investors Active Asset Allocation – Moderate Growth
Designated Allocation Group B
TA American Funds Managed Risk - Balanced
TA BlackRock iShares Edge 50
TA BlackRock Tactical Allocation
TA JPMorgan Asset Allocation - Moderate
TA Legg Mason Dynamic Allocation - Balanced
TA Madison Diversified Income
TA Managed Risk – Balanced ETF
TA Market Participation Strategy
TA Morgan Stanley Global Allocation Managed Risk - Balanced
TA PIMCO Tactical - Balanced
TA QS Investors Active Asset Allocation - Moderate
Designated Allocation Group C
American Funds - The Bond Fund of AmericaSM
TA Aegon US Government Securities
TA BlackRock Government Money Market
TA BlackRock iShares Edge 40
TA JPMorgan Asset Allocation - Conservative
TA JPMorgan Core Bond
TA JPMorgan Tactical Allocation
TA Managed Risk – Conservative ETF
TA PIMCO Tactical - Conservative
TA PIMCO Total Return
TA PineBridge Inflation Opportunities
TA QS Investors Active Asset Allocation - Conservative
Fixed Account

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Max®[3]	Retirement Income Choice® 1.2[3]	Retirement Income Choice® 1.6[3]
Rider Form Number[1]	RGMB 41 0513 - (Single Life) RGMB 41 0513 - (Joint Life)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 37 0809 - (w/o IE) RGMB 38 0809 - (with IE)
Allocation Methods	N/A	Open Allocation Method (OAM):
• This program will automatically allocate assets from the policyholder's separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.
• If the policy value increases enough in relation to the guaranteed amounts, the money will be moved back into the separate accounts (pro-rata based on the policy holder's current separate account values).
• The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.
• The policyholder may not allocate premium payments to, nor transfer policy value into or out of the OAM investment options.
		Current OA Subaccount: TA ProFund UltraBear	N/A

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Max®[3]	Retirement Income Choice® 1.2[3]	Retirement Income Choice® 1.6[3]
Rider Form Number[1]	RGMB 41 0513 - (Single Life) RGMB 41 0513 - (Joint Life)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 37 0809 - (w/o IE) RGMB 38 0809 - (with IE)
Withdrawal Benefits - See “Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” and “Adjusted Partial Withdrawals - Income Link” appendices for examples showing the effect of withdrawals on the WB.	The percentage is determined by the attained age of the annuitant[2] at the time of the first withdrawal.
Please see the Prior Withdrawal and Growth Percentages Appendix in the Statement of Additional Information for your applicable Withdrawal Percentage.
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
The percentage (after 12/12/2011) is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0 - 58..................................0.0%
 59-64..................................4.0%
 65-79..................................5.0%
 80 + .....................................6.0%
Age 1st WDJoint Life WD%
 0 - 58..................................0.0%
 59-64..................................3.5%
 65-79..................................4.5%
 80 + .....................................5.5%
NOTE: Prior to 2/1/2010 the age bands regarding the withdrawal percentages above were as follows:
 0-58 59-69 70-79 80+
–After 2/1/2010 and prior to 12/12/2011 the age bands regarding the withdrawal percentages above were as follows:
 0-58 59-64 65-74 75+
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
The percentage is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Single Life Riders
Age 1st WDSingle Life WD%
 0 - 58..................................0.0%
 59-64..................................4.0%
 65-79..................................5.0%
 80 + .....................................6.0%
Joint Life Riders
Issued on or after 5/1/14
Age 1st WDJoint Life WD%
 0 - 58..................................0.0%
 59-64..................................4.0%
 65-79..................................5.0%
 80 + .....................................6.0%
Issued prior to 5/1/14
 0 - 58..................................0.0%
 59-64..................................3.5%
 65-79..................................4.5%
 80 + ....................................5.5%
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Max®[3]	Retirement Income Choice® 1.2[3]	Retirement Income Choice® 1.6[3]
Rider Form Number[1]	RGMB 41 0513 - (Single Life) RGMB 41 0513 - (Joint Life)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 37 0809 - (w/o IE) RGMB 38 0809 - (with IE)
Automatic Step-Up Benefit	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
NOTE: The benefit percentage will also increase if you have crossed into another age band prior to an automatic step-ups after the election date.	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
NOTE: The benefit percentage will also increase if you have crossed into another age band prior to an automatic step-ups after the election date.	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
NOTE: The benefit percentage will also increase if you have crossed into another age band prior to an automatic step-ups after the election date.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Max®[3]	Retirement Income Choice® 1.2[3]	Retirement Income Choice® 1.6[3]
Rider Form Number[1]	RGMB 41 0513 - (Single Life) RGMB 41 0513 - (Joint Life)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 37 0809 - (w/o IE) RGMB 38 0809 - (with IE)
Exercising Rider	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each rider year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each rider year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.
Exercising the Income Enhancement Option:
If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical or cognitive ailment.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each rider year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.
Exercising the Income Enhancement Option:
If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical or cognitive ailment.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.
Income Benefit or Other Benefit Payout Considerations	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year growth will not be applied.
Please see the Prior Withdrawal and Growth Percentages Appendix in the Statement of Additional Information for your applicable Growth Percentage.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year growth will not be applied.
For riders issued on or after

May 1, 2014................................5.5%
For riders issued prior to
May 1, 2014................................5.0%
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Max®[3]	Retirement Income Choice® 1.2[3]	Retirement Income Choice® 1.6[3]
Rider Form Number[1]	RGMB 41 0513 - (Single Life) RGMB 41 0513 - (Joint Life)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 37 0809 - (w/o IE) RGMB 38 0809 - (with IE)
Rider Upgrade	N/A	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB and RDB.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB and RDB.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.
Rider Termination	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.
(1)	Rider form number may be found on the bottom left corner of your rider pages.
(2)	If the rider's Joint Life option has been elected for an additional fee, the benefits and features available could differ from the Single Life Option based on the age of the annuitant's spouse.
(3)	This rider and additional options may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the riders. The application and operation of the riders are governed by the terms and conditions of the rider itself.

APPENDIX
ADDITIONAL DEATH DISTRIBUTIONSM RIDER – No longer available
The following example illustrates the Additional Death DistributionSM additional death benefit payable by this rider as well as the effect of a withdrawal on the Additional Death DistributionSM benefit amount. The Annuitant is less than age 71 on the Rider Date.
Example 1
Assumptions:
Policy Value on the rider date = $100,000
Premiums paid after the rider date before surrender = $25,000
Gross withdrawals after the rider date = $30,000
Policy Value on date of surrender = $150,000
Summary:
Rider earnings on date of surrender (Policy Value on date of surrender – Policy Value on rider date – premiums paid after rider date + surrenders since rider date that exceeded rider earnings = $150,000 - $100,000 - $25,000 + 0):	$ 25,000
Amount of surrender that exceeds rider earnings ($30,000 - $25,000):	$ 5,000
Base policy death benefit (assumed) on the date of death benefit calculation:	$200,000
Policy Value on the date of death benefit calculations:	$175,000
Rider earnings (= Policy Value on date of death benefit calculations – Policy Value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $175,000 - $100,000 - $25,000 + $5,000):	$ 55,000
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $55,000):	$ 22,000
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$222,000
Example 2
Assumptions:
Policy Value on the rider date = $100,000
Premiums paid after the rider date before surrender = $0
Gross withdrawals after the rider date = $0
Base policy death benefit (assumed) on the date of death benefit calculation = $100,000
Policy Value on the date of death benefit calculations = $75,000
Summary:
Rider earnings (= Policy Value on date of death benefit calculations – Policy Value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $75,000 - $100,000 - $0 + $0):	$ 0
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $0):	$ 0
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$100,000

APPENDIX
ADDITIONAL DEATH DISTRIBUTION+SM RIDER – no longer available
Assume the Additional Death Distribution+SM rider is added to a new policy opened with $100,000 initial premium payment. The Annuitant is less than age 70 on the rider date. On the first and second rider anniversaries, the Policy Value is $110,000 and $95,000 respectively when the rider fees are deducted. The Annuitant adds a $25,000 premium payment in the 3rd rider year when the Policy Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th rider year when the Policy Value is equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the Death Proceeds are equal to $145,000.
Example 1
Assumptions:
Account value on rider date (equals initial Policy Value since new policy) = $100,000
Additional death benefit during first rider year = $0
Rider fee on first rider anniversary (= rider fee * Policy Value = 0.55% * $110,000) = $605
Additional death benefit during 2nd rider year (= sum of total rider fees paid) = $605
Summary:
Rider fee on second rider anniversary (= rider fee * Policy Value = 0.55% * $95,000)	$ 522.50
Additional death benefit during 3rd rider year (= sum of total rider fees paid = $605 + $522.50)	$ 1,127.50
Rider benefit base in 3rd rider year prior to premium addition (= account value less premiums added since rider date = $115,000 – $0)	$115,000.00
Rider benefit base in 3rd rider year after premium addition (= $140,000 - $25,000)	$115,000.00
Rider benefit base in 4th rider year prior to withdrawal (= account value less premiums added since rider date = $145,000 - $25,000)	$120,000.00
Rider benefit base in 4th rider year after withdrawal = (account value less premiums added since rider date =$110,000 - $25,000)	$ 85,000.00
Rider benefit base in 5th rider year (= $130,000 - $25,000)	$105,000.00
Additional death benefit = rider benefit percentage * rider benefit base = 30% * $105,000	$ 31,500.00
Total Death Proceeds in 5th rider year (= base policy Death Proceeds + additional death benefit amount = $145,000 + $31,500)	$176,500.00

APPENDIX
LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS
The following examples show the effect of withdrawals on the benefits under the Living Benefits Rider which is no longer available to elect.
GUARANTEED MINIMUM ACCUMULATION BENEFIT
Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:
1)	the gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount of gross partial withdrawal;
B	is the policy value immediately prior to the gross partial withdrawal; and
C	is the guaranteed future value immediately prior to the gross partial withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.
Example 1:
Assumptions:
Policy value prior to withdrawal (“PV”) = $90,000
Guaranteed future value prior to withdrawal (“GFV”) = $100,000
Gross withdrawal amount (“WD”) = $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $90,000) * $100,000 = $11,111.11
Step Two.  Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?
$11,111.11 pro rata amount
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $11,111.11 = $88,888.89
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.
Example 2:
Assumptions:
PV = $120,000
GFV= $100,000
WD= $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $120,000) * $100,000 = $8,333.33
Step Two.  Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?
$10,000 withdrawal
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $10,000 = $90,000
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.
GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Total Withdrawal Base.  Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the total withdrawal base prior to the withdrawal of the excess amount.
Minimum Remaining Withdrawal Amount.  Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Minimum remaining withdrawal amount (“MRWA”)
2.	Total withdrawal base (“TWB”)
3.	Maximum annual withdrawal amount (“MAWA”)
Example 1 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $7,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)
2.	$100,000 - $7,000 = $93,000.
Result.  In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.
Example 2 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $8,000
EWD = $1,000 ($8,000 - $7,000)
PV = $90,000
You = Owner and Annuitant (Age 60)

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $8,000 - $7,000 = $1,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)
2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?
$1,120.48 pro rata amount
Step Four.  What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48
2.	$100,000 - $8,120.48 = $91,879.52
Result.  The “principal back” minimum remaining withdrawal amount is $91,879.52.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).
New “principal back” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments
2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?
$1,204.82 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $1,204.82 = $98,795.18
Result.   The new “principal back” total withdrawal base is $98,795.18
New “principal back” maximum annual withdrawal amount:
Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “principal back” maximum annual withdrawal amount?
$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66
Result.  Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.
Example 3 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $5,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).
2.	$100,000 - $5,000 = $95,000.
Result.  In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.
Example 4 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $7,000 - $5,000 = $2,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)
2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?
$2,235.29 pro rata amount
Step Four.  What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29
2.	$100,000 - $7,235.29 = $92,764.71
Result.   The “for life” minimum remaining withdrawal amount is $92,764.71.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).
New “for life” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result.   The new “for life” total withdrawal base is $97,647.06

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
New “for life” maximum annual withdrawal amount:
Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “for life” maximum annual withdrawal amount?
$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35
Result.  Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

APPENDIX
PAM METHOD TRANSFERS
NOTE: The Living Benefits rider is no longer available to elect. For previously elected riders, to make the Living Benefits Rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model. For further clarification on how PAM works, see Portfolio Allocation Method in the body of the prospectus.
The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation and threshold amounts, transfers into or out of the PAM Subaccount may occur. The formula is:
Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))
Where:
e = Base of the Natural Logarithm
NormDist = Cumulative Standard Normal Distribution
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
Where:
ln = Natural Logarithm Function
G = Guarantee Ratio
R = Rate
F = Fees
V = Volatility
T = Time
After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount may occur based on the transfer threshold amounts.
Following is a brief discussion of the values used in the formula.
♦	The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.
♦	The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.
♦	The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.
♦	The FEES is an approximation of average policy fees and charges associated with policies that have elected the Living Benefits Rider. This value may change over time.
♦	The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.
♦	The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.
♦	The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.
♦	The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.
♦	The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.
♦	The FIXED ACCOUNT TRANSFER THRESHOLD (FATT) is the percentage that the Guarantee Ratio must be below before any of the policy value can be transferred to the PAM Subaccount. This threshold is set to a fixed percentage at rider issue and is then recalculated after each PAM Subaccount transfer.

PAM METHOD TRANSFERS — (Continued)
♦	The SEPARATE ACCOUNT TRANSFER THRESHOLD (SATT) is the percentage that the Guarantee Ratio must exceed before any of the policy value can be transferred from the PAM Subaccount. This threshold is set to a fixed percentage at rider issue and is then recalculated after each PAM Subaccount transfer.
Example:
Day 1: Policy Value Declines by 10%
For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:
Guarantee Ratio = 90%
Rate = 4.5%
Volatility = 10%
Fees = 3%
Time = 20
FATT = 95
SATT = 105%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.90)+(.06 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1=.658832
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(.004509))
X = 36.7235%
Therefore, 36.7235% of the policy value is transferred to the PAM Subaccount since the guarantee ratio (90%) is less than the FATT (95%), resulting in a total transfer of $33,051.15.
Day 2: Policy Value Recovers to 99% of Initial Value after the 10% Decline
For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $99,000 producing a guarantee ratio of 99% ($99,000/$100,000). We will also assume:
Rate = 2%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 85.5% (G last transfer *.95) = (.9*.95)
SATT = 94.5% (G last transfer *1.05) = (.9*1.05)
PAM Subaccount Value = $33,051.15
Value in other investment options = $65,948.85 ($99,000 - $33,051.15)
PAM Subaccount Value as percent of Policy Value = $33,051.15 / $99,000 = 33.3850%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.99)+(.02 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1= -.005376
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(-0.005376))
X = 37.0143%
Although the GR is greater than the SATT, since the percentage required in the PAM Subaccount (37.0143%) is greater than the amount allocated to the PAM Subaccount (33.3850%), none of the policy value will be transferred to the PAM Subaccount. Consequently, the amount in the PAM Subaccount will remain $33,051.15 and the FATT And SATT will not recalculate.
Day 3: Policy Value Recovers to 105% of Initial Value after the increase to 99% of Initial Value

PAM METHOD TRANSFERS — (Continued)
For purposes of this example we will assume that after the policy value recovered further the next to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:
Rate = 3%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 85.5%
SATT = 94.5%
PAM Subaccount Value = $33,051.15
Value in other investment options = $71,948.85 ($105,000 - $33,051.15)
PAM Subaccount Value as percent of Policy Value = $33,051.15 / $105,000 = 31.4773%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(1.05)+(.03 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1= .329488
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(.329488))
X = 27.3394%
While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 27.3394% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%. Because the policy value is greater than or equal to the value of the guarantee, and there is no current need for any policy value to be allocated to the PAM Subaccount.

APPENDIX
Hypothetical Adjusted withdrawals -Guaranteed Lifetime Withdrawal Benefit Riders
This appendix explains the material features of the 5 For LifeSM, 5 For LifeSM with Growth, 5 For LifeSM with Growth and Death, Income SelectSM for Life, Retirement Income Choice®, Retirement Income Choice® with Double Withdrawal Base Benefit, Retirement Income Choice® 1.4, Retirement Income Choice® 1.2, Retirement Income Max® and Retirement Income Choice® 1.6 riders. These riders are no longer available to elect.
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”) (also referred to as Total Withdrawal Base (“TWB”) for some riders);
2.	Rider Withdrawal Amount (“RWA”) (also referred to as Maximum Annual Withdrawal Amount (“MAWA”) for some riders); and
3.	Rider Death Benefit (“RDB”) (also referred to as Minimum Remaining Withdrawal Amount (“MRWA”) for some riders (if applicable)).
Withdrawal Base. Gross withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:
1)	the excess gross withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the withdrawal base prior to the withdrawal of the excess amount.
Rider Death Benefit. Gross withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:
1)	the excess gross withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of withdrawals under a guaranteed lifetime withdrawal benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.
Example 1 (Base):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
Gross withdrawal (“GPWD”) = $5,000
Excess withdrawal (“EWD”) = None
Policy Value (“PV”) = $100,000
Question: Is any portion of the withdrawal greater than the rider withdrawal amount?
No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.
Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Hypothetical Adjusted withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders —  (Continued)
Example 2 (Excess Withdrawal):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
GPWD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result. The new withdrawal base is $97,647.06
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.
Question: What is the new rider withdrawal amount?
$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35
Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).
Example 3 (Base demonstrating growth):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Question:   Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Result.   In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.

Hypothetical Adjusted withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders —  (Continued)
Example 4 (Base demonstrating WB growth with Additional Death Payment Option):
Assumptions:
Withdrawal Percentage = 5%
WB at rider issue = $100,000
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Step One.  Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Step Two.  What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)
2.	$100,000 - $8,144 = $91,856.
Result.  In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.
Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):
Assumptions:
Withdrawal Percentage = 5%.
WB at rider issue = $100,000
Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889.
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.
GPWD = $10,000
EWD = $1,856 ($10,000 - $8,144)
PV = $90,000 in 10 years
Step One.  Is any portion of the total withdrawal greater than the rider withdrawal amount?
Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)
Step Two.  Calculate how much of the rider death benefit is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)
2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74
Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?
$2,082.74 pro rata amount.
Step Four. What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74
2.	$100,000 - $10,226.74 = $89,773.26.
Result. The rider benefit is $89,773.26.

Hypothetical Adjusted withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders —  (Continued)
Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Retirement Income Max® rider
The Retirement Income Max® rider can no longer be elected. The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income Max® rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values. The assumed withdrawal percentage in the example below is 6.30%
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$	$		$$100,000	$100,000	$ 6,300
1	$102,000	$	$	$		$$102,000	$100,000	$ 6,300
1	$105,060	$	$	$		$$105,060	$100,000	$ 6,300
1	$107,161	$	$	$		$$107,161	$100,000	$ 6,300
1	$110,376	$	$	$		$$110,376	$100,000	$ 6,300
1	$112,584	$	$	$		$$112,584	$100,000	$ 6,300
1	$115,961	$	$	$		$$115,961	$100,000	$ 6,300
1	$118,280	$	$	$		$$118,280	$100,000	$ 6,300
1	$121,829	$	$	$		$$121,829	$100,000	$ 6,300
1	$124,265	$	$	$		$$124,265	$100,000	$ 6,300
1	$120,537	$	$	$		$$124,265	$100,000	$ 6,300
1	$115,716	$	$	$		$$124,265	$100,000	$ 6,300
1	$109,930	$	$		$$105,000	$124,265	$124,265 [1]	$ 7,829
2	$112,129	$	$	$		$$112,129	$124,265	$ 7,829
2	$115,492	$	$	$		$$115,492	$124,265	$ 7,829
2	$117,802	$	$	$		$$117,802	$124,265	$ 7,829
2	$121,336	$	$	$		$$121,336	$124,265	$ 7,829
2	$124,976	$	$	$		$$124,976	$124,265	$ 7,829
2	$177,476	$50,000	$	$		$$177,476	$174,265	$10,979
2	$175,701	$	$	$		$$177,476	$174,265	$10,979
2	$172,187	$	$	$		$$177,476	$174,265	$10,979
2	$167,022	$	$	$		$$177,476	$174,265	$10,979
2	$163,681	$	$	$		$$177,476	$174,265	$10,979
2	$166,955	$	$	$		$$177,476	$174,265	$10,979
2	$170,294	$	$		$$182,979	$177,476	$182,979 [2]	$11,528
3	$166,888	$	$	$		$$166,888	$182,979	$11,528
3	$171,895	$	$	$		$$171,895	$182,979	$11,528
3	$173,614	$	$	$		$$173,614	$182,979	$11,528
3	$178,822	$	$	$		$$178,822	$182,979	$11,528
3	$175,246	$	$	$		$$178,822	$182,979	$11,528
3	$151,741		$$20,000	$9,676	$		$$173,303	$
3	$154,775	$	$	$	$		$$173,303	$
3	$159,419	$	$	$	$		$$173,303	$
3	$161,013	$	$	$	$		$$173,303	$
3	$165,843	$	$	$	$		$$173,303	$
3	$174,135	$	$	$	$		$$173,303	$

Hypothetical Example of the Withdrawal Base Calculation -Retirement Income Max® rider — (Continued)
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
3	$181,101	$	$	$	$		$$181,101 [1]	$11,409
(1)	Automatic Step Up Applied
(2)	Growth Applied
*	Growth Percentage = 5%

STATEMENT OF ADDITIONAL INFORMATION
TRANSAMERICA FREEDOMSM VARIABLE ANNUITY
Issued through
SEPARATE ACCOUNT VA B
Offered by
TRANSAMERICA LIFE INSURANCE COMPANY
This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica FreedomSM Variable Annuity offered by Transamerica Life Insurance Company. You may obtain a copy of the current prospectus, dated May 1, 2021, by calling (800) 525-6205, or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.
This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.
Dated: May 1, 2021

ii

GLOSSARY OF TERMS
Accumulation Unit - An accounting unit of measure used in calculating the Policy Value in the Separate Account before the Annuity Commencement Date.
Adjusted Policy Value - The Policy Value increased or decreased by any Excess Interest Adjustment.
Administrative Office - Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499, (800) 525-6205.
Annuitant - The person on whose life any annuity payments involving life contingencies will be based.
annuity commencement date - The date upon which annuity payments are to commence.
Annuity Payment Option - A method of receiving a stream of annuity payments selected by the Owner.
Annuity Unit - An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.
Assumed Investment Return or AIR - The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
Beneficiary(ies) - The person(s) who has the right to the death benefit as set forth in the policy.
Business Day - A day when the New York Stock Exchange is open for regular trading. Business Day may be referred to as Market Day in Your policy.
Cash Value - The Adjusted Policy Value less any rider fees (imposed upon surrender).
Code - The Internal Revenue Code of 1986, as amended.
Enrollment Form - A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.
Excess Interest Adjustment - A positive or negative adjustment to amounts paid out or transferred from the Fixed Account Guaranteed Period Options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the Guaranteed Period Option. The Excess Interest Adjustment can either decrease or increase the amount to be received by the Owner upon withdrawals, surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The Excess Interest Adjustment will not decrease the interest credited to Your policy below the guaranteed minimum.
Fixed Account - One or more Guaranteed Period Options under the policy that are part of our general assets and are not in the Separate Account.
free amount - The amount that can be withdrawn each year without incurring any excess interest adjustments.
guaranteed lifetime withdrawal benefit - Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit.
Guaranteed Period Options - The various guaranteed interest rate periods of the Fixed Account which we may offer and into which Premium Payments may be paid or amounts transferred.
Nonqualified Policy - A policy other than a Qualified Policy.
Owner (You, Your) - The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.
Policy Date - The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
Policy Value - On or before the Annuity Commencement Date, the Policy Value is equal to the Owner's:
•	Premium Payments; minus
•	gross withdrawals (withdrawals plus or minus excess interest adjustments plus taxes (on the withdrawal)); plus
•	interest credited in the Fixed Account; plus
•	accumulated gains in the Separate Account; minus
•	accumulated losses in the Separate Account; minus
•	Service Charges, rider fees, premium taxes, transfer fees, and other charges, if any.
1

Policy Year - A Policy Year begins on the Policy Date and on each anniversary thereafter.
Premium Payment - An amount paid to us by the Owner or on the Owner's behalf as consideration for the benefits provided by the policy.
Qualified Policy - A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
separate account - Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
Separate Account Value - The portion of the Policy Value that is invested in the Separate Account.
service charge - An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the policy value.
Subaccount - A subdivision within the Separate Account, the assets of which are invested in a specified underlying fund portfolio.
supportable payment - The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.
valuation period - The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.
Variable Annuity Payments - Payments made pursuant to an Annuity Payment Option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified Subaccounts within the Separate Account.
written notice - Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice, such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.
2

In order to supplement the description in the prospectus, the following provides additional information about the Company (the Company, we, us or our) and the policy, which may be of interest to a prospective purchaser.
THE POLICY—GENERAL PROVISIONS
Owner
The policy shall belong to the Owner upon issuance of the policy after completion of an Enrollment Form and delivery of the initial Premium Payment. While the Annuitant is living, the Owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with our consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable Beneficiary; and of Your spouse in a community or marital property state.
Unless we have been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.
Note carefully. If the Owner predeceases the Annuitant and no joint Owner, primary Beneficiary, or contingent Beneficiary is alive or in existence on the date of death, the Owner's estate will become the new Owner. If no probate estate is opened because the Owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.
The Owner may change the ownership of the policy in a Written Notice. When this change takes effect, all rights of ownership in the policy will pass to the new Owner. A change of ownership may have tax consequences.
When there is a change of Owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the Owner signs the Written Notice, subject to any payment we have made or action we have taken before recording the change. Changing the Owner does not change the designation of the Beneficiary or the Annuitant.
Entire Contract
The entire contract consists of the policy and any application, endorsements and riders. If any portion of the policy or rider attached thereto shall be found to be invalid, unenforceable or illegal, the remainder shall not in any way be affected or impaired thereby, but shall have the same force and effect as if the invalid, unenforceable or illegal portion had not been inserted.
Misstatement of Age or Sex
During the Accumulation Phase. If the age of any person whose life or age a benefit provided under a guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that guaranteed benefit at the correct age, (i) the benefit will be rescinded; and (ii) any charges that were deducted for the benefit will be refunded and applied to the total account value of the policy.
We reserve the right to terminate the contract at any time if we discover a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the policy.
After the Annuity Commencement Date. We may require proof of the Annuitant’s or Owner’s age and/or sex before any payments associated with any benefits are made. If the age or sex of the Annuitant and/or Owner has been misstated, we will change the payment associated with any benefits payable to that which the Premium Payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by us shall be paid in full with the next payment due such person, Beneficiary, or payee. The dollar amount of any overpayment made by us due to any misstatement shall be deducted from payments subsequently accruing to such person or Beneficiary. Any underpayment or overpayment will include interest specified in Your policy, from the date of the wrong payment to the date of the adjustment. The age of the Annuitant or Owner may be established at any time by the submission of proof satisfactory to us.
Reallocation of Annuity Units After the Annuity Commencement Date
After the Annuity Commencement Date, You may reallocate the value of a designated number of Annuity Units of a Subaccount then credited to a policy into an equal value of Annuity Units of one or more other Subaccounts or the Fixed Account. The reallocation shall be based on the relative value of the Annuity Units of the account(s) or Subaccount(s) at the end of the business Day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the Annuity Units in the account or Subaccount from which the transfer is being made. If the monthly income of the
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Annuity Units remaining in an account or Subaccount after a reallocation is less than $10, we reserve the right to include the value of those Annuity Units as part of the transfer. The request must be in writing to our Administrative Office. There is no charge assessed in connection with such reallocation. A reallocation of Annuity Units may be made up to four times in any given Policy Year.
After the Annuity Commencement Date, no transfers may be made from the Fixed Account to the Separate Account.
Annuity Payment Options
Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.
During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by us in good order at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under life income with variable payments for 10 years certain using the existing policy value of the separate account. These default options may be restricted with respect to qualified policies.
The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount we have at the death of a payee. Naming these payees cancels any prior choice of a successor payee.
A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells us in writing and we agree.
Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “Annuity 2000” (male, female and unisex if required by law) mortality table projected for improvement using projection scale G. The rates were projected dynamically using an assumed annuity commencement date of 2005. the “Annuity 2000” mortality rates are adjusted based on improvements in mortality to more appropriately reflect increased longevity. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary. For certain qualified policies the use of unisex mortality tables may be required.
Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state and Federal law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.
Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.
Death Benefit
Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or any other proof satisfactory to us will constitute due proof of death. If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Upon receipt in good order of this proof and an election of a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law unless a settlement agreement is effective at the death of the owner preventing such election.
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If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the policy value. If the new owner is not the deceased owner's spouse, however, (1) the policy value must be distributed within five years after the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the new owner's lifetime or for a period certain (so long as any period certain does not exceed the new owner's life expectancy). If the sole new owner is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.
Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by us. We will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.
Death of Owner
Federal tax law requires that if any Owner (including any joint Owner who has become a current Owner) dies before the Annuity Commencement Date, then the entire value of the policy must generally be distributed within five years of the date of death of such Owner. Certain rules apply where (1) the spouse of the deceased Owner is the sole Beneficiary, (2) the Owner is not a natural person and the primary Annuitant dies or is changed, or (3) any Owner dies after the Annuity Commencement Date. See the TAX INFORMATION section in the prospectus for more information about these rules. Other rules may apply to Qualified Policies.
Assignment
During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on us until a copy has been filed at its Administrative Office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. We assume no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.
Unless you so direct by filing written notice with us, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.
Ownership under qualified policies is restricted to comply with the Code.
Evidence of Survival
We reserve the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until we receive such evidence.
Non-Participating
The policy will not share in our surplus earnings; no dividends will be paid.
Amendments
No change in the policy is valid unless made in writing by us and approved by one of our officers. No registered representative has authority to change or waive any provision of the policy.
We reserve the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.
Employee and Agent Purchases
The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of ours or our affiliated companies or their immediate family. In such a case, we in our discretion, may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs we experience on those purchases. We may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense
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risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.
Present Value of Future Variable Payments
The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request (in good order), multiplied by (b) the number of payments remaining, multiplied by a discount rate (such as the assumed investment rate or “AIR”).
Stabilized Payments
If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain level throughout each year and are adjusted on your annuitization anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On the anniversary of your annuity commencement date we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance of the subaccounts will be increased because more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance of the subaccounts will be decreased because fewer variable annuity units are credited to you. If the Initial Payment Guarantee is chosen, then the stabilized variable annuity payment will equal the greater of the guaranteed payment or the supportable payment at that time.
The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.
Hypothetical Changes in Annuity Units with Stabilized Payments*
♦Assumed Investment Rate = 5.0% ♦Life & 10 Year Certain ♦Male aged 65 ♦First Variable Payment = $500
	Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue: January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052
*	The total separate account expenses and portfolio expenses included in the calculations are 2.25% (2.25% is a hypothetical figure). If higher (or lower) expenses were charged, the numbers would be lower (or higher).
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INVESTMENT EXPERIENCE
A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.
Accumulation Units
Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.
Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the Administrative Office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for regular trading.
An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.
The net investment factor for any subaccount for any valuation period is determined by dividing (A + B - C) by (D) and subtracting (D) from the result, where the net result of:
A	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
B	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
C	a per share credit or charge for any taxes determined by us to have resulted during the valuation period from the investment operations of the subaccount;
D	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
E	is an amount representing the separate account charge and any optional benefit fees, if applicable.
Illustration of Separate Account Accumulation Unit Value Calculations
Formula and Illustration for Determining the Net Investment Factor
Net Investment Factor =	(A + B - C)	- E
D

Where:
A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
Assume A = $11.57
B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0
C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0
D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
Assume D = $11.40
E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E totals 2.35% on an annual basis; On a daily basis, this equals 0.000063641.

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Then, the net investment factor =	(11.57 + 0 – 0)	- 0.000063641 = Z = 1.01484864
(11.40)
Formula for Determining Accumulation Unit Value
Accumulation Unit Value = A * B
Where:
A =	The accumulation unit value for the immediately preceding valuation period.
Assume A = $X
B =	The net investment factor for the current valuation period.
Assume B = Y
Then, the accumulation unit value = $X * Y = $Z
Annuity Unit Value and Annuity Payment Rates
The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to A multiplied by B multiplied by C, where:
A	is the variable annuity unit value for the subaccount on the immediately preceding business day;
B	is the net investment factor for that subaccount for the valuation period; and
C	is the assumed investment return adjustment factor for the valuation period.
The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.
The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:
(i)	is the result of:
(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the subaccount.
(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that subaccount. (For calculating Initial Payment Guarantee annuity payments, the factor is higher at a rate of 2.50%).
The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.
The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.
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Calculations for Annuity Unit
Value and Variable Annuity Payments
Formula for Determining Annuity Unit Value
Annuity Unit Value = A * B * C
Where:
A =	Annuity unit value for the immediately preceding valuation period.
Assume A = $X
B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.
Assume B = Y
C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.
Assume C = Z
Then, the annuity unit value is: $X * Y * Z = $Q
Formula for Determining Amount of
First Monthly Variable Annuity Payment
First monthly variable annuity payment =	A * B
$1,000

Where:
A =	The adjusted policy value as of the annuity commencement date.
Assume A = $X
B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume B = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000
Formula for Determining the Number of Annuity Units
Represented by Each Monthly Variable Annuity Payment
Number of annuity units =	A
B

Where:
A =	The dollar amount of the first monthly variable annuity payment.
Assume A = $X
B =	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume B = $Y

Then, the number of annuity units =	$X	= Z
$Y
PERFORMANCE
We periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.
Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also reflect the premium enhancement, if any.
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Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.
Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.
HISTORICAL PERFORMANCE DATA
Money Market Yields
We may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula.
Current Yield = ((NCS * ES)/UV) * (365/7)
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes.
We may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula.
Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.
Total Returns
We may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods
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of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.
Total returns will be calculated using subaccount unit values which we calculate on each business day based on the performance of the separate account's underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. The total return will then be calculated according to the following formula.
P (1 + T)N = ERV
Where:
T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.
Other Performance Data
We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format.
We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula.
CTR = (ERV / P)-1
Where:
CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.
All non-standard performance data will only be advertised if the standard performance data is also disclosed.
Adjusted Historical Performance Data
From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.
PUBLISHED RATINGS
We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services and Moody's Investors Service. The purpose of the ratings is to reflect our financial strength. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.
STATE REGULATION OF US
We are subject to the laws of jurisdiction governing insurance companies and to regulation by the jurisdiction Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering our operations for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Department may determine the items are correct.
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Our books and accounts are subject to review by the Department of Insurance at all times, and a full examination of our operations are conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which it may operate.
ADMINISTRATION
We perform administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.
RECORDS AND REPORTS
All records and accounts relating to the separate account will be maintained by us. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, we will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments we send to you) you may only receive quarterly confirmations.
DISTRIBUTION OF THE POLICIES
We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below).
TCI's home office is located at 1801 California St. Suite 5200 Denver, Colorado 80202. TCI is an indirect, wholly owned subsidiary of Aegon USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.
We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.
We and our affiliates provide paid-in capital to TCI and pay for TCI's operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI's assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2020, 2019 and 2018 the amounts paid to TCI in connection with all policies sold through the separate account were $7,105,608, $7,316,639 and $8,228,623, respectively.
We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) marketing allowances, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. Differences in compensation paid to a selling firm or its sales representatives for selling one product over another may create conflicts of interests for such firms or its sales representatives.
VOTING RIGHTS
To the extent required by law, we will vote the underlying fund portfolios' shares held by the Separate Account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we will determine that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.
Before the Annuity Commencement Date, You hold the voting interest in the selected portfolios. The number of votes that You have the right to instruct will be calculated separately for each Subaccount. The number of votes that You have the right to instruct for a particular Subaccount will be determined by dividing Your Policy Value in the Subaccount by the net asset value per share of the corresponding portfolio in which the Subaccount invests. Fractional shares will be counted.
12

After the Annuity Commencement Date, You have the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable Subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.
The number of votes that You have the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. We will solicit voting instructions by sending You, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by us in which You, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same Subaccount.
Each person having a voting interest in a Subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.
OTHER PRODUCTS
We make other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.
CUSTODY OF ASSETS
We hold assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The statutory-basis financial statements and supplementary information of Transamerica Life Insurance Company have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
The financial statements of each of the subaccounts of Separate Account VA B included in Form N-VPFS dated April 21, 2021 have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
OTHER INFORMATION
A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, please refer to the instruments filed with the SEC.
FINANCIAL STATEMENTS
Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Insurance as well as the audited financial statements and schedules of the Separate Account are located in the Statement of Additional Information (SAI).
Separate Account
The values of Your interest in the Separate Account will be affected solely by the investment results of the selected Subaccount(s). The statutory-basis financial statements and schedules of Transamerica Life Insurance Company should be considered only as bearing on our ability to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.
13

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit values and the number of Accumulation Units outstanding for the total Separate Account expenses listed therein (including any applicable fund facilitation fees) for each Subaccount available on December 31, 2020.
Separate Account Expense 2.35%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.950081 $1.691847 $1.854093 $1.644337 $1.614417 $1.634444 $1.564866 $1.380167 $1.248542 $1.320670 $1.227904	$2.077526 $1.950081 $1.691847 $1.854093 $1.644337 $1.614417 $1.634444 $1.564866 $1.380167 $1.248542 $1.320670	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 41,033.365
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.995943 $1.690008 $1.818811 $1.606169 $1.506817 $1.525412 $1.485671 $1.232947 $1.089402 $1.103903 $1.007176	$2.186632 $1.995943 $1.690008 $1.818811 $1.606169 $1.506817 $1.525412 $1.485671 $1.232947 $1.089402 $1.103903	791,399.479 793,429.875 795,471.375 797,524.169 799,588.505 389,526.734 389,552.362 387,843.469 58,640.577 58,640.577 58,640.577
American Funds - The Bond Fund of AmericaSM - Class 2(1)(6) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.088665 $1.021879 $1.056646 $1.046225 $1.043158 $1.067877 $1.041223 $1.092401 $1.064318 $1.029604 $0.992900	$1.163803 $1.088665 $1.021879 $1.056646 $1.046225 $1.043158 $1.067877 $1.041223 $1.092401 $1.064318 $1.029604	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.789128 $1.475372 $1.580438 $1.392970 $1.332615 $1.359041 $1.264314 $1.084833 $0.967124 $1.029180 $0.894518	$2.134849 $1.789128 $1.475372 $1.580438 $1.392970 $1.332615 $1.359041 $1.264314 $1.084833 $0.967124 $1.029180	11,675.788 63,270.221 53,891.002 58,131.199 61,779.564 65,664.006 70,092.051 70,479.686 202,444.668 205,680.432 205,267.207
14

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.35%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.990189 $1.706189 $1.934429 $1.773699 $1.609895 $1.759972 $1.755684 $1.455001 $1.295080 $1.349963 $1.255171	$2.169801 $1.990189 $1.706189 $1.934429 $1.773699 $1.609895 $1.759972 $1.755684 $1.455001 $1.295080 $1.349963	0.000 38,695.426 41,262.157 44,508.709 47,302.106 97,180.971 100,571.345 100,868.146 101,166.584 101,026.914 103,889.394
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.454377 $1.290555 $1.417312 $1.260872 $1.218830 $1.266926 $1.236507 $1.106082 $1.010614 $1.069482 $1.002820	$1.505260 $1.454377 $1.290555 $1.417312 $1.260872 $1.218830 $1.266926 $1.236507 $1.106082 $1.010614 $1.069482	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date August 3, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.076436 $1.035969 $1.060310 $1.060140 $1.083473 $1.110882 $1.088842 $1.142855 $1.115588 $1.064206 $1.045079	$1.142845 $1.076436 $1.035969 $1.060310 $1.060140 $1.083473 $1.110882 $1.088842 $1.142855 $1.115588 $1.064206	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2020 2019 2018 2017 2016 2015	$11.679673 $10.147219 $11.029181 $9.847469 $9.471099 $9.999364	$11.901106 $11.679673 $10.147219 $11.029181 $9.847469 $9.471099	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Government Money Market - Service Class Subaccount Inception Date July 5, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.792522 $0.797436 $0.809477 $0.828405 $0.847787 $0.867669 $0.888003 $0.908831 $0.930268 $0.952007 $0.974345	$0.776228 $0.792522 $0.797436 $0.809477 $0.828405 $0.847787 $0.867669 $0.888003 $0.908831 $0.930268 $0.952007	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 26,492.733 26,492.733 0.000
TA BlackRock iShares Edge 40- Service Class Subaccount Inception Date August 16, 2010	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.257689 $1.118341 $1.197815 $1.119325 $1.123215 $1.154451 $1.121513 $1.073911 $1.039059 $1.046001 $1.000000	$1.344958 $1.257689 $1.118341 $1.197815 $1.119325 $1.123215 $1.154451 $1.121513 $1.073911 $1.039059 $1.046001	299,102.776 300,756.935 313,437.358 296,545.733 293,016.475 359,769.129 370,832.746 362,875.856 293,863.840 293,537.488 0.000
15

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.35%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock iShares Edge 50 - Service Class Subaccount inception Date March 21, 2016	2020 2019 2018 2017 2016	$11.992388 $10.577934 $11.119709 $10.084658 $9.998096	$12.856356 $11.992388 $10.577934 $11.119709 $10.084658	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 75 - Service Class Subaccount inception Date March 21, 2016	2020 2019 2018 2017 2016	$12.910307 $10.985965 $11.703238 $10.153414 $9.998096	$13.908107 $12.910307 $10.985965 $11.703238 $10.153414	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class Subaccount inception Date March 21, 2016	2020 2019 2018 2017 2016	$14.095607 $11.580499 $12.521025 $10.398949 $9.998096	$15.132682 $14.095607 $11.580499 $12.521025 $10.398949	10,621.054 10,621.054 10,621.054 10,621.054 10,621.054
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.267638 $1.142601 $1.221914 $1.110956 $1.090079 $1.140157 $1.144636 $1.073904 $1.025483 $1.025360 $0.965395	$1.377840 $1.267638 $1.142601 $1.221914 $1.110956 $1.090079 $1.140157 $1.144636 $1.073904 $1.025483 $1.025360	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 4,809.495
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.435448 $1.226477 $1.354631 $1.160197 $1.117502 $1.173321 $1.172206 $1.007823 $0.934669 $0.978872 $0.891308	$1.608165 $1.435448 $1.226477 $1.354631 $1.160197 $1.117502 $1.173321 $1.172206 $1.007823 $0.934669 $0.978872	304,466.690 320,301.973 335,047.186 368,260.272 376,502.611 946,523.335 965,772.670 1,019,810.071 1,583,842.522 1,341,822.739 1,416,892.900
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.366684 $1.204011 $1.302118 $1.147628 $1.115864 $1.171102 $1.168144 $1.055865 $0.990560 $1.010826 $0.939349	$1.499252 $1.366684 $1.204011 $1.302118 $1.147628 $1.115864 $1.171102 $1.168144 $1.055865 $0.990560 $1.010826	657,379.436 1,037,619.466 1,375,073.775 1,408,776.200 1,452,781.022 1,515,286.381 1,545,023.100 1,612,811.792 1,644,338.959 1,825,026.386 2,234,645.865
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.090841 $0.949307 $1.103137 $0.929429 $0.941073 $0.981709 $1.012772 $0.921691 $0.838772 $0.928410 $0.861942	$1.220780 $1.090841 $0.949307 $1.103137 $0.929429 $0.941073 $0.981709 $1.012772 $0.921691 $0.838772 $0.928410	776,214.896 810,669.869 799,281.113 825,433.415 829,486.351 834,186.137 829,951.851 839,693.780 855,573.892 861,839.394 940,227.247
16

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.35%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.328580 $1.175826 $1.260942 $1.137602 $1.122156 $1.169226 $1.144631 $1.051338 $0.992803 $1.001395 $0.925927	$1.352450 $1.328580 $1.175826 $1.260942 $1.137602 $1.122156 $1.169226 $1.144631 $1.051338 $0.992803 $1.001395	0.000 328,828.584 328,828.584 328,828.584 328,828.584 328,828.584 328,828.584 284,663.303 109,564.307 109,564.307 109,564.307
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.335829 $1.218659 $1.293987 $1.192723 $1.172871 $1.208744 $1.175534 $1.119538 $1.074850 $1.066205 $0.997267	$1.369280 $1.335829 $1.218659 $1.293987 $1.192723 $1.172871 $1.208744 $1.175534 $1.119538 $1.074850 $1.066205	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.397893 $1.198180 $1.321065 $1.141214 $1.115871 $1.183702 $1.165252 $1.004059 $0.921315 $0.953742 $0.863815	$1.423376 $1.397893 $1.198180 $1.321065 $1.141214 $1.115871 $1.183702 $1.165252 $1.004059 $0.921315 $0.953742	23,714.378 23,872.972 24,032.176 24,191.753 24,354.034 91,028.494 91,193.713 91,359.743 25,021.955 25,197.772 85,954.038
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception Date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.166411 $9.071031 $10.066950 $9.157586 $9.337549 $9.895908 $9.998091	$10.577381 $10.166411 $9.071031 $10.066950 $9.157586 $9.337549 $9.895908	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA MSCI EAFE Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$10.840184 $9.175156 $10.966809 $9.997970	$11.401961 $10.840184 $9.175156 $10.966809	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.913988 $1.612369 $1.717524 $1.544377 $1.468431 $1.503890 $1.392992 $1.210752 $1.102657 $1.087704 $0.898631	$2.161841 $1.913988 $1.612369 $1.717524 $1.544377 $1.468431 $1.503890 $1.392992 $1.210752 $1.102657 $1.087704	190,776.865 190,784.330 192,219.236 195,335.754 195,802.355 159,847.672 152,896.261 152,896.261 152,896.261 152,896.261 65,681.892
17

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.35%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.167781 $1.104456 $1.142199 $1.117072 $1.115652 $1.135989 $1.114335 $1.172955 $1.118738 $1.080675 $1.034332	$1.225465 $1.167781 $1.104456 $1.142199 $1.117072 $1.115652 $1.135989 $1.114335 $1.172955 $1.118738 $1.080675	9,560.659 9,579.556 28,752.053 9,619.627 9,639.690 9,659.925 19,368.653 22,333.800 80,217.738 80,939.985 126,132.538
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date December 9, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.195013 $1.099558 $1.159030 $1.061970 $1.058820 $1.109906 $1.096450 $1.048106 $1.004754 $1.000000	$1.245255 $1.195013 $1.099558 $1.159030 $1.061970 $1.058820 $1.109906 $1.096450 $1.048106 $1.004754	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA S&P 500 Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$13.178070 $10.319011 $11.134058 $9.997970	$15.167771 $13.178070 $10.319011 $11.134058	0.000 0.000 0.000 0.000

Separate Account Expense 2.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.982166 $1.717179 $1.879082 $1.664073 $1.631409 $1.649229 $1.576706 $1.388573 $1.254301 $1.324830	$2.114799 $1.982166 $1.717179 $1.879082 $1.664073 $1.631409 $1.649229 $1.576706 $1.388573 $1.254301	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.993946 $1.648565 $1.789649 $1.542106 $1.418863 $1.429679 $1.336938 $1.015163 $0.885000 $0.852669	$1.999259 $1.993946 $1.648565 $1.789649 $1.542106 $1.418863 $1.429679 $1.336938 $1.015163 $0.885000	129,774.855 130,492.569 131,214.247 131,939.914 132,669.594 133,403.318 134,141.096 134,882.956 135,628.923 136,379.006
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.753182 $2.094111 $2.091875 $1.623521 $1.620987 $1.494434 $1.341625 $1.000835 $0.876558 $0.930742	$3.640782 $2.753182 $2.094111 $2.091875 $1.623521 $1.620987 $1.494434 $1.341625 $1.000835 $0.876558	121,951.873 122,626.313 123,304.488 123,986.412 124,672.109 129,286.322 129,979.624 130,676.757 131,380.501 132,088.839
18

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.025664 $1.712675 $1.840487 $1.622937 $1.520336 $1.536843 $1.494625 $1.238572 $1.092766 $1.105694	$2.222450 $2.025664 $1.712675 $1.840487 $1.622937 $1.520336 $1.536843 $1.494625 $1.238572 $1.092766	46,800.338 30,483.041 30,095.166 29,955.529 28,679.724 0.000 0.000 0.000 0.000 0.000
American Funds - The Bond Fund of AmericaSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.104913 $1.035624 $1.069278 $1.057190 $1.052560 $1.075925 $1.047545 $1.097420 $1.067624 $1.031303	$1.182904 $1.104913 $1.035624 $1.069278 $1.057190 $1.052560 $1.075925 $1.047545 $1.097420 $1.067624	240,077.111 239,208.115 245,513.899 255,604.152 262,978.032 274,993.594 222,291.441 222,291.441 222,291.441 222,291.441
American Funds - Growth FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.898351 $2.271717 $2.334612 $1.865109 $1.745957 $1.674752 $1.582006 $1.246358 $1.083781 $1.160449	$4.300433 $2.898351 $2.271717 $2.334612 $1.865109 $1.745957 $1.674752 $1.582006 $1.246358 $1.083781	124,564.268 103,145.570 108,611.756 111,264.785 110,163.725 113,125.474 92,287.616 92,287.616 92,287.616 92,287.616
American Funds - Growth-Income FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.562747 $2.082506 $2.173714 $1.820428 $1.673054 $1.690291 $1.566007 $1.202353 $1.049151 $1.095372	$2.838910 $2.562747 $2.082506 $2.173714 $1.820428 $1.673054 $1.690291 $1.566007 $1.202353 $1.049151	56,449.361 57,203.217 65,829.456 73,459.756 28,921.185 31,554.634 24,216.584 0.000 0.000 0.000
American Funds - International FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.374432 $1.146448 $1.352979 $1.049359 $1.038830 $1.115289 $1.174331 $0.989584 $0.860381 $1.025002	$1.528270 $1.374432 $1.146448 $1.352979 $1.049359 $1.038830 $1.115289 $1.174331 $0.989584 $0.860381	93,389.170 53,351.650 52,908.857 47,993.371 48,668.301 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.820018 $1.498651 $1.603002 $1.410795 $1.347694 $1.372401 $1.274879 $1.092299 $0.972358 $1.033236	$2.174897 $1.820018 $1.498651 $1.603002 $1.410795 $1.347694 $1.372401 $1.274879 $1.092299 $0.972358	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
19

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.185829 $1.701705 $1.863078 $1.565908 $1.485433 $1.511838 $1.383820 $1.079970 $0.950446 $0.999136	$2.785430 $2.185829 $1.701705 $1.863078 $1.565908 $1.485433 $1.511838 $1.383820 $1.079970 $0.950446	178,036.085 267,809.069 270,096.141 271,829.074 209,396.273 401,874.678 345,651.891 348,526.289 351,644.775 363,963.040
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.724776 $1.386799 $1.549809 $1.405951 $1.220635 $1.302718 $1.227316 $0.981252 $0.856821 $0.869942	$1.796331 $1.724776 $1.386799 $1.549809 $1.405951 $1.220635 $1.302718 $1.227316 $0.981252 $0.856821	21,482.678 21,482.678 21,487.269 23,535.261 29,322.205 32,142.414 32,147.766 32,153.325 32,159.990 32,167.581
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.679576 $2.044023 $2.098321 $1.590558 $1.616571 $1.545439 $1.422744 $1.069132 $0.955198 $0.976488	$3.763776 $2.679576 $2.044023 $2.098321 $1.590558 $1.616571 $1.545439 $1.422744 $1.069132 $0.955198	52,165.033 52,165.033 52,165.033 54,463.905 56,740.272 59,401.268 59,401.268 59,401.268 59,401.268 59,401.268
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.891872 $1.569744 $1.882600 $1.596097 $1.457350 $1.514080 $1.459369 $1.097720 $0.979370 $1.122728	$2.181898 $1.891872 $1.569744 $1.882600 $1.596097 $1.457350 $1.514080 $1.459369 $1.097720 $0.979370	78,732.574 168,196.422 169,819.829 171,417.977 173,091.375 292,097.845 297,490.339 297,138.728 300,740.070 304,974.459
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.814007 $1.382493 $1.712805 $1.469851 $1.374649 $1.451193 $1.392427 $1.093101 $0.879291 $0.987886	$1.917306 $1.814007 $1.382493 $1.712805 $1.469851 $1.374649 $1.451193 $1.392427 $1.093101 $0.879291	23,234.003 24,414.028 25,599.771 26,756.277 27,988.557 29,397.577 30,744.474 32,100.670 33,640.517 36,831.024
Franklin Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.022980 $1.731756 $1.960518 $1.794996 $1.626840 $1.775901 $1.768979 $1.463876 $1.301070 $1.354217	$2.208783 $2.022980 $1.731756 $1.960518 $1.794996 $1.626840 $1.775901 $1.768979 $1.463876 $1.301070	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
20

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.417859 $1.248545 $1.333567 $1.242633 $1.113713 $1.224614 $1.196340 $1.073057 $0.973601 $0.971805	$1.396950 $1.417859 $1.248545 $1.333567 $1.242633 $1.113713 $1.224614 $1.196340 $1.073057 $0.973601	6,093.483 6,863.915 7,638.080 8,393.145 9,197.686 10,117.609 18,366.164 21,117.353 22,122.702 25,124.056
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.347731 $1.123723 $1.263115 $1.191370 $1.049051 $1.127811 $1.075989 $0.857355 $0.767065 $0.792160	$1.252188 $1.347731 $1.123723 $1.263115 $1.191370 $1.049051 $1.127811 $1.075989 $0.857355 $0.767065	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$2.216127 $1.660144 $1.765581 $1.420408 $1.422862 $1.388236 $1.311643 $0.958890 $1.000000	$3.079127 $2.216127 $1.660144 $1.765581 $1.420408 $1.422862 $1.388236 $1.311643 $0.958890	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.302096 $2.496898 $2.569250 $2.065980 $1.883345 $1.854906 $1.688949 $1.307262 $1.142148 $1.186832	$3.850831 $3.302096 $2.496898 $2.569250 $2.065980 $1.883345 $1.854906 $1.688949 $1.307262 $1.142148	1,835.174 1,835.174 1,835.174 1,835.174 1,835.174 5,305.068 10,245.864 10,245.864 10,248.309 10,251.385
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.695063 $1.345886 $1.480535 $1.194325 $1.198740 $1.256947 $1.198524 $0.956365 $0.815537 $0.968994	$1.986338 $1.695063 $1.345886 $1.480535 $1.194325 $1.198740 $1.256947 $1.198524 $0.956365 $0.815537	21,226.932 21,226.932 21,226.932 23,389.824 25,531.542 28,035.139 28,035.139 28,035.139 28,035.139 28,038.857
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.734359 $1.978053 $2.057156 $1.664089 $1.563067 $1.632493 $1.803591 $1.305247 $1.103507 $1.259972	$3.895180 $2.734359 $1.978053 $2.057156 $1.664089 $1.563067 $1.632493 $1.803591 $1.305247 $1.103507	8,163.459 8,163.459 8,163.459 8,163.459 8,163.459 8,163.459 12,360.905 12,360.905 12,360.905 12,366.293
21

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.661457 $1.413619 $1.535032 $1.400314 $1.315106 $1.351873 $1.276481 $1.098685 $1.012291 $1.018373	$1.780395 $1.661457 $1.413619 $1.535032 $1.400314 $1.315106 $1.351873 $1.276481 $1.098685 $1.012291	100,476.964 100,476.964 100,476.964 100,476.964 100,476.964 116,844.374 116,934.890 117,025.912 117,117.433 117,209.460
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.476079 $1.307890 $1.434246 $1.274083 $1.229800 $1.276460 $1.243988 $1.111150 $1.013756 $1.071233	$1.529955 $1.476079 $1.307890 $1.434246 $1.274083 $1.229800 $1.276460 $1.243988 $1.111150 $1.013756	64,976.142 66,500.303 67,985.038 69,442.671 69,442.671 69,442.671 69,442.671 69,442.671 69,442.671 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.931994 $0.846458 $1.023196 $0.896058 $0.854416 $0.933856 $1.073971 $0.892556 $0.771609 $0.882399	$0.901370 $0.931994 $0.846458 $1.023196 $0.896058 $0.854416 $0.933856 $1.073971 $0.892556 $0.771609	242,836.527 406,464.179 409,617.698 415,032.263 420,529.598 557,961.379 562,082.115 566,227.994 570,619.903 558,033.620
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 2, 1998	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.752500 $1.571480 $1.650970 $1.573686 $1.398417 $1.493397 $1.473144 $1.415957 $1.235927 $1.208239	$1.794993 $1.752500 $1.571480 $1.650970 $1.573686 $1.398417 $1.493397 $1.473144 $1.415957 $1.235927	2,845.548 2,845.548 2,845.548 2,845.548 2,845.548 2,845.548 10,787.035 10,787.035 10,787.035 10,787.035
TA Aegon Sustainable Equity Income - Initial Class(4) Subaccount Inception Date August 16, 2017	2020 2019 2018 2017	$2.444951 $2.016598 $2.329121 $2.166699	$2.216397 $2.444951 $2.016598 $2.329121	0.000 0.000 0.000 0.000
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.598720 $1.322198 $1.530297 $1.346667 $1.200978 $1.276311 $1.165293 $0.916608 $0.840479 $0.838327	$1.445583 $1.598720 $1.322198 $1.530297 $1.346667 $1.200978 $1.276311 $1.165293 $0.916608 $0.840479	145,810.993 253,366.241 254,868.512 258,685.849 272,828.358 422,812.609 485,825.547 479,584.075 477,239.904 487,517.517
22

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date August 3, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.199128 $1.152351 $1.177684 $1.175774 $1.199886 $1.228438 $1.202304 $1.260092 $1.228210 $1.169916	$1.274965 $1.199128 $1.152351 $1.177684 $1.175774 $1.199886 $1.228438 $1.202304 $1.260092 $1.228210	334,514.323 334,514.323 102,049.493 105,046.647 78,963.447 78,963.447 82,842.104 82,842.104 82,842.104 115,264.481
TA BlackRock Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.301437 $1.065027 $1.213960 $1.117511 $1.137260 $1.172508 $1.057686 $1.042314 $0.852434 $0.926856	$1.266943 $1.301437 $1.065027 $1.213960 $1.117511 $1.137260 $1.172508 $1.057686 $1.042314 $0.852434	0.000 0.000 0.000 0.000 36,498.093 38,968.837 43,604.866 33,183.839 32,577.494 32,754.235
TA BlackRock Government Money Market - Service Class Subaccount Inception Date July 5, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.841097 $0.845086 $0.856611 $0.875361 $0.894522 $0.914149 $0.934211 $0.954728 $0.975803 $0.997158	$0.825012 $0.841097 $0.845086 $0.856611 $0.875361 $0.894522 $0.914149 $0.934211 $0.954728 $0.975803	238,739.020 240,059.343 241,386.974 242,721.939 244,064.296 245,414.071 246,771.315 248,136.066 249,508.364 250,888.253
TA BlackRock iShares Edge 40- Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.177067 $1.045119 $1.117728 $1.042961 $1.045059 $1.072547 $1.040417 $0.994788 $0.961082 $0.966094	$1.260590 $1.177067 $1.045119 $1.117728 $1.042961 $1.045059 $1.072547 $1.040417 $0.994788 $0.961082	4,326.784 4,326.784 4,326.784 4,326.784 4,326.784 4,326.784 4,326.784 12,913.391 12,960.877 34,407.711
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.896235 $1.655652 $1.770427 $1.620021 $1.578108 $1.614835 $1.570721 $1.428879 $1.327540 $1.307733	$2.100111 $1.896235 $1.655652 $1.770427 $1.620021 $1.578108 $1.614835 $1.570721 $1.428879 $1.327540	39,877.716 42,473.719 45,207.494 47,971.467 51,377.619 57,760.979 0.000 17,890.926 38,835.418 39,050.195
TA International Growth - Service Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.312860 $1.053148 $1.311968 $1.055828 $1.080447 $1.106906 $1.195971 $1.037862 $0.870421 $0.990792	$1.549028 $1.312860 $1.053148 $1.311968 $1.055828 $1.080447 $1.106906 $1.195971 $1.037862 $0.870421	53,969.357 53,982.082 54,004.871 54,028.230 54,052.455 54,078.402 61,561.705 62,722.322 95,181.610 95,248.930
23

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.557860 $1.307449 $1.337251 $1.170683 $1.149036 $1.172879 $1.111639 $0.954537 $0.867249 $0.993730	$1.742512 $1.557860 $1.307449 $1.337251 $1.170683 $1.149036 $1.172879 $1.111639 $0.954537 $0.867249	0.000 0.000 0.000 0.000 0.000 0.000 51,475.850 51,760.531 52,046.785 52,334.626
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.343797 $1.757046 $1.822492 $1.446703 $1.513309 $1.632528 $1.672826 $1.231463 $1.157159 $1.270460	$2.727521 $2.343797 $1.757046 $1.822492 $1.446703 $1.513309 $1.632528 $1.672826 $1.231463 $1.157159	19,604.941 20,061.518 15,711.111 17,750.813 19,770.546 43,679.991 42,494.198 32,307.625 32,922.223 32,560.540
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.338109 $1.204362 $1.286065 $1.167568 $1.143941 $1.194734 $1.197680 $1.122023 $1.069856 $1.068157	$1.456581 $1.338109 $1.204362 $1.286065 $1.167568 $1.143941 $1.194734 $1.197680 $1.122023 $1.069856	0.000 0.000 0.000 0.000 2,519.472 2,550.608 200,806.965 208,794.079 208,825.139 243,810.470
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.502405 $1.219952 $1.396432 $1.147412 $1.108082 $1.156962 $1.154284 $0.933366 $0.848826 $0.919857	$1.828179 $1.502405 $1.219952 $1.396432 $1.147412 $1.108082 $1.156962 $1.154284 $0.933366 $0.848826	1,937,728.838 2,076,859.661 2,173,465.704 2,240,538.200 2,458,812.935 3,168,337.265 2,992,218.818 3,008,074.636 3,306,080.420 3,415,243.552
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.468581 $1.252949 $1.381838 $1.181768 $1.136618 $1.191653 $1.188781 $1.020578 $0.945112 $0.988358	$1.647693 $1.468581 $1.252949 $1.381838 $1.181768 $1.136618 $1.191653 $1.188781 $1.020578 $0.945112	3,408,509.479 3,479,872.960 3,571,125.562 3,646,385.863 3,450,517.169 3,545,209.402 4,447,254.725 4,679,052.199 5,119,576.883 5,034,528.535
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.436265 $1.263453 $1.364400 $1.200774 $1.165842 $1.221754 $1.216883 $1.098309 $1.028864 $1.048391	$1.577900 $1.436265 $1.263453 $1.364400 $1.200774 $1.165842 $1.221754 $1.216883 $1.098309 $1.028864	1,796,333.812 1,843,759.456 1,936,158.032 2,088,486.340 2,141,651.754 2,418,601.137 2,580,777.770 2,713,829.145 2,780,943.518 3,046,578.069
24

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 1, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.077542 $1.017276 $1.040733 $1.028397 $1.029749 $1.048888 $1.019929 $1.065045 $1.039188 $1.000000	$1.129888 $1.077542 $1.017276 $1.040733 $1.028397 $1.029749 $1.048888 $1.019929 $1.065045 $1.039188	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.283715 $1.785888 $1.947040 $1.646883 $1.514574 $1.553414 $1.392996 $1.077411 $0.948565 $0.964818	$2.678356 $2.283715 $1.785888 $1.947040 $1.646883 $1.514574 $1.553414 $1.392996 $1.077411 $0.948565	31,038.511 31,038.511 31,038.511 31,038.511 31,038.511 31,038.511 44,876.340 45,346.908 45,369.582 45,564.728
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.102830 $0.958346 $1.112014 $0.935540 $0.945887 $0.985279 $1.014966 $0.922320 $0.838098 $0.926307	$1.236000 $1.102830 $0.958346 $1.112014 $0.935540 $0.945887 $0.985279 $1.014966 $0.922320 $0.838098	252,590.883 281,238.526 291,779.720 338,576.094 382,219.377 392,333.457 401,635.503 457,835.401 461,946.977 478,352.639
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.613363 $2.119809 $2.464861 $2.225443 $1.990136 $2.095506 $1.862470 $1.447843 $1.230789 $1.236422	$2.583527 $2.613363 $2.119809 $2.464861 $2.225443 $1.990136 $2.095506 $1.862470 $1.447843 $1.230789	46,332.477 46,636.544 46,812.694 46,770.504 4,502.289 4,173.259 0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 1, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.220970 $1.114994 $1.177177 $1.108702 $1.087449 $1.115857 $1.073021 $1.041531 $0.990586 $1.000000	$1.339281 $1.220970 $1.114994 $1.177177 $1.108702 $1.087449 $1.115857 $1.073021 $1.041531 $0.990586	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.351527 $1.194385 $1.278962 $1.152186 $1.134872 $1.180735 $1.154206 $1.058585 $0.998177 $1.005336	$1.377835 $1.351527 $1.194385 $1.278962 $1.152186 $1.134872 $1.180735 $1.154206 $1.058585 $0.998177	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
25

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.355775 $1.235042 $1.309445 $1.205220 $1.183433 $1.217849 $1.182657 $1.124660 $1.078189 $1.067950	$1.391756 $1.355775 $1.235042 $1.309445 $1.205220 $1.183433 $1.217849 $1.182657 $1.124660 $1.078189	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.422037 $1.217090 $1.339939 $1.155825 $1.128501 $1.195343 $1.174986 $1.010963 $0.926287 $0.957485	$1.450095 $1.422037 $1.217090 $1.339939 $1.155825 $1.128501 $1.195343 $1.174986 $1.010963 $0.926287	0.000 0.000 0.000 0.000 295,645.972 298,410.371 290,048.231 290,262.978 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.910830 $2.409366 $2.313785 $1.650423 $1.729939 $1.586348 $1.532544 $1.059090 $0.939648 $1.021451	$6.189053 $2.910830 $2.409366 $2.313785 $1.650423 $1.729939 $1.586348 $1.532544 $1.059090 $0.939648	102,181.151 127,576.769 33,047.345 29,175.441 30,496.974 13,883.091 13,883.091 13,883.091 13,883.091 55,452.019
TA Morgan Stanley Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.653924 $1.434314 $1.586981 $1.428979 $1.396655 $1.445130 $1.452849 $1.298814 $1.208286 $1.285208	$1.915095 $1.653924 $1.434314 $1.586981 $1.428979 $1.396655 $1.445130 $1.452849 $1.298814 $1.208286	60,106.396 57,195.051 58,472.034 59,725.698 172,230.717 172,852.919 266,695.060 267,839.685 268,990.636 268,276.105
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.992871 $1.676360 $1.783056 $1.600956 $1.520002 $1.554429 $1.437702 $1.247781 $1.134703 $1.117673	$2.254227 $1.992871 $1.676360 $1.783056 $1.600956 $1.520002 $1.554429 $1.437702 $1.247781 $1.134703	14,405.954 14,905.424 14,852.512 14,241.260 13,729.915 98,151.055 5,527.717 5,533.050 5,539.443 5,546.721
TA PIMCO Tactical - Balanced - Service Class Subaccount inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.193864 $1.019534 $1.119776 $1.021390 $0.990511 $1.038744 $0.984495 $0.899575 $0.910519 $0.963337	$1.271649 $1.193864 $1.019534 $1.119776 $1.021390 $0.990511 $1.038744 $0.984495 $0.899575 $0.910519	0.000 0.000 0.000 0.000 0.000 0.000 102,534.306 103,101.364 103,671.561 104,244.907
26

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.124519 $0.977546 $1.053393 $0.975140 $0.949288 $0.990759 $0.931314 $0.880028 $0.885991 $0.978448	$1.209153 $1.124519 $0.977546 $1.053393 $0.975140 $0.949288 $0.990759 $0.931314 $0.880028 $0.885991	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.176081 $0.988809 $1.094793 $0.974347 $0.949470 $1.005102 $0.965480 $0.844763 $0.857507 $0.991502	$1.255376 $1.176081 $0.988809 $1.094793 $0.974347 $0.949470 $1.005102 $0.965480 $0.844763 $0.857507	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.353890 $1.278600 $1.320343 $1.289415 $1.285891 $1.307423 $1.280625 $1.346022 $1.281914 $1.236499	$1.422854 $1.353890 $1.278600 $1.320343 $1.289415 $1.285891 $1.307423 $1.280625 $1.346022 $1.281914	512,481.160 503,103.768 238,845.694 238,981.302 236,169.829 216,697.612 232,324.624 232,712.371 233,102.260 233,494.309
TA PineBridge Inflation Opportunities - Service Class Subaccount Inception Date May 1, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.981955 $0.927492 $0.962889 $0.954130 $0.939348 $0.988352 $0.977089 $1.104014 $1.061576 $1.000000	$1.044351 $0.981955 $0.927492 $0.962889 $0.954130 $0.939348 $0.988352 $0.977089 $1.104014 $1.061576	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.174282 $1.078910 $1.135599 $1.038982 $1.034394 $1.082716 $1.068023 $1.019435 $0.975814 $1.000000	$1.225448 $1.174282 $1.078910 $1.135599 $1.038982 $1.034394 $1.082716 $1.068023 $1.019435 $0.975814	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.232593 $1.131254 $1.229468 $1.044371 $1.046698 $1.144520 $1.133159 $0.994006 $0.915678 $1.000000	$1.180991 $1.232593 $1.131254 $1.229468 $1.044371 $1.046698 $1.144520 $1.133159 $0.994006 $0.915678	0.000 0.000 0.000 0.000 0.000 0.000 50,065.889 50,342.779 50,621.199 50,901.156
27

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.204375 $1.107603 $1.181359 $1.045744 $1.045859 $1.116637 $1.101378 $1.013009 $0.956089 $1.000000	$1.216723 $1.204375 $1.107603 $1.181359 $1.045744 $1.045859 $1.116637 $1.101378 $1.013009 $0.956089	9,514.716 10,717.709 11,926.523 13,105.548 14,361.839 15,798.291 17,171.396 18,554.008 20,123.855 0.000
TA Small Mid Cap Value - Service Class Subaccount Inception Date July 5, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.312712 $1.891766 $2.188318 $1.940260 $1.641341 $1.724602 $1.679681 $1.261879 $1.111484 $1.169323	$2.347546 $2.312712 $1.891766 $2.188318 $1.940260 $1.641341 $1.724602 $1.679681 $1.261879 $1.111484	42,497.095 28,370.918 27,731.729 27,706.251 27,528.377 10,280.840 17,005.468 30,301.719 9,579.076 9,579.076
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.781870 $2.147487 $2.367366 $1.982672 $1.825357 $1.826179 $1.756670 $1.249343 $1.106446 $1.113883	$3.356306 $2.781870 $2.147487 $2.367366 $1.982672 $1.825357 $1.826179 $1.756670 $1.249343 $1.106446	72,478.395 72,488.405 72,501.253 72,514.999 72,528.419 72,542.545 72,556.897 72,869.163 68,484.751 68,484.751
TA TS&W International Equity - Service Class Subaccount Inception Date July 5, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.125370 $0.952594 $1.154971 $0.962275 $0.975911 $0.987128 $1.066223 $0.878267 $0.770965 $0.922243	$1.169428 $1.125370 $0.952594 $1.154971 $0.962275 $0.975911 $0.987128 $1.066223 $0.878267 $0.770965	135,850.726 255,169.257 255,829.142 258,631.481 261,416.558 386,043.524 400,544.519 396,799.149 398,447.931 387,585.144
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.241716 $1.640206 $1.677084 $1.330001 $1.325498 $1.270662 $1.171685 $0.906245 $0.820723 $0.873044	$3.003736 $2.241716 $1.640206 $1.677084 $1.330001 $1.325498 $1.270662 $1.171685 $0.906245 $0.820723	126,687.781 276,790.389 251,195.774 268,804.162 270,352.440 548,566.619 509,636.555 524,198.239 536,940.227 570,919.895

28

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.992991 $1.725701 $1.887478 $1.670691 $1.637099 $1.654171 $1.580665 $1.391388 $1.256225 $1.326218	$2.127387 $1.992991 $1.725701 $1.887478 $1.670691 $1.637099 $1.654171 $1.580665 $1.391388 $1.256225	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.846786 $2.352528 $2.552599 $2.198465 $2.021784 $2.036198 $1.903163 $1.444404 $1.258579 $1.212010	$2.855765 $2.846786 $2.352528 $2.552599 $2.198465 $2.021784 $2.036198 $1.903163 $1.444404 $1.258579	327,797.245 350,841.661 352,383.960 383,926.863 384,476.316 340,018.431 315,447.306 293,663.634 295,627.290 220,008.630
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.729791 $2.835569 $2.831130 $2.196188 $2.191681 $2.019575 $1.812188 $1.351205 $1.182836 $1.255344	$4.934669 $3.729791 $2.835569 $2.831130 $2.196188 $2.191681 $2.019575 $1.812188 $1.351205 $1.182836	36,482.694 36,647.066 40,583.074 43,628.560 46,818.072 54,471.386 172,250.370 172,968.313 173,805.775 197,342.186
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.830437 $1.506499 $1.610608 $1.416801 $1.352774 $1.376902 $1.278418 $1.094795 $0.974091 $1.034575	$2.188426 $1.830437 $1.506499 $1.610608 $1.416801 $1.352774 $1.376902 $1.278418 $1.094795 $0.974091	71,436.796 71,457.764 71,891.025 71,912.768 72,861.073 17,008.764 18,025.214 42,795.606 43,617.633 90,904.480
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.723531 $2.897413 $3.170617 $2.663577 $2.525466 $2.569093 $2.350405 $1.833426 $1.612739 $1.694530	$4.747282 $3.723531 $2.897413 $3.170617 $2.663577 $2.525466 $2.569093 $2.350405 $1.833426 $1.612739	535,985.000 554,977.613 562,296.629 572,389.339 766,849.966 605,409.453 654,035.995 605,232.945 596,670.740 537,715.473
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.616533 $2.102779 $2.348790 $2.129720 $1.848091 $1.971388 $1.856366 $1.483459 $1.294695 $1.313868	$2.726427 $2.616533 $2.102779 $2.348790 $2.129720 $1.848091 $1.971388 $1.856366 $1.483459 $1.294695	37,558.170 37,881.166 40,408.281 40,742.996 41,089.945 54,495.828 62,363.426 63,926.543 65,467.799 83,033.341
29

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.610607 $2.752886 $2.824631 $2.140064 $2.173992 $2.077312 $1.911466 $1.435693 $1.282064 $1.309996	$5.073997 $3.610607 $2.752886 $2.824631 $2.140064 $2.173992 $2.077312 $1.911466 $1.435693 $1.282064	60,097.637 78,487.735 81,756.128 82,001.113 82,240.501 88,268.905 88,747.485 90,515.538 91,151.884 94,367.183
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.185514 $3.471150 $4.160923 $3.525984 $3.217908 $3.341534 $3.219216 $2.420258 $2.158255 $2.472967	$4.829523 $4.185514 $3.471150 $4.160923 $3.525984 $3.217908 $3.341534 $3.219216 $2.420258 $2.158255	287,285.900 300,044.538 315,033.242 295,778.764 432,231.449 367,441.625 386,774.589 428,928.912 433,952.133 476,511.949
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.226138 $2.457506 $3.043175 $2.610228 $2.439969 $2.574581 $2.469127 $1.937400 $1.557672 $1.749201	$3.411525 $3.226138 $2.457506 $3.043175 $2.610228 $2.439969 $2.574581 $2.469127 $1.937400 $1.557672	163,722.074 190,918.161 204,335.046 224,117.175 236,573.958 211,918.366 253,959.681 268,289.229 280,620.731 268,455.907
Franklin Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.033999 $1.740347 $1.969272 $1.802125 $1.632507 $1.781209 $1.773400 $1.466827 $1.303046 $1.355619	$2.221897 $2.033999 $1.740347 $1.969272 $1.802125 $1.632507 $1.781209 $1.773400 $1.466827 $1.303046	1,618.477 1,761.677 1,906.642 2,054.436 2,208.218 2,377.002 2,544.399 2,716.862 2,908.959 3,125.538
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.426728 $1.255745 $1.340597 $1.248565 $1.118483 $1.229250 $1.200273 $1.076059 $0.975846 $0.973557	$1.406380 $1.426728 $1.255745 $1.340597 $1.248565 $1.118483 $1.229250 $1.200273 $1.076059 $0.975846	105,034.900 105,034.900 105,034.900 105,034.900 105,034.900 105,034.900 105,034.900 105,034.900 105,034.900 63,440.659
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.356134 $1.130184 $1.269750 $1.197044 $1.053526 $1.132073 $1.079535 $0.859757 $0.768829 $0.793595	$1.260611 $1.356134 $1.130184 $1.269750 $1.197044 $1.053526 $1.132073 $1.079535 $0.859757 $0.768829	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
30

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$2.224479 $1.665583 $1.770491 $1.423660 $1.425430 $1.390046 $1.312710 $0.959203 $1.000000	$3.092246 $2.224479 $1.665583 $1.770491 $1.423660 $1.425430 $1.390046 $1.312710 $0.959203	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$5.707344 $4.313528 $4.436334 $3.565606 $3.248824 $3.198189 $2.910626 $2.251748 $1.966375 $2.042316	$6.659033 $5.707344 $4.313528 $4.436334 $3.565606 $3.248824 $3.198189 $2.910626 $2.251748 $1.966375	75,065.891 72,251.030 76,868.801 77,092.648 77,777.484 78,535.137 79,260.558 79,842.382 80,091.733 115,834.185
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.330226 $1.849315 $2.033335 $1.639460 $1.644706 $1.723738 $1.642818 $1.310256 $1.116779 $1.326286	$2.731998 $2.330226 $1.849315 $2.033335 $1.639460 $1.644706 $1.723738 $1.642818 $1.310256 $1.116779	151,141.944 151,657.377 152,269.145 152,944.103 153,607.904 154,484.490 155,265.963 156,203.410 157,234.158 184,571.469
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.108102 $2.970375 $3.087647 $2.496454 $2.343759 $2.446669 $2.701774 $1.954296 $1.651425 $1.884653	$5.854979 $4.108102 $2.970375 $3.087647 $2.496454 $2.343759 $2.446669 $2.701774 $1.954296 $1.651425	21,488.813 39,905.314 40,360.353 40,661.349 41,434.750 42,492.030 78,077.691 89,112.786 110,354.495 172,531.715
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.094096 $1.780861 $1.932849 $1.762349 $1.654309 $1.699734 $1.604163 $1.380050 $1.270911 $1.277917	$2.245108 $2.094096 $1.780861 $1.932849 $1.762349 $1.654309 $1.699734 $1.604163 $1.380050 $1.270911	18,974.312 19,455.613 19,943.085 20,440.097 20,957.147 21,524.479 30,593.235 32,038.344 67,832.183 128,233.394
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.937790 $0.851297 $1.028537 $0.900299 $0.858035 $0.937352 $1.077447 $0.895014 $0.773354 $0.883971	$0.907427 $0.937790 $0.851297 $1.028537 $0.900299 $0.858035 $0.937352 $1.077447 $0.895014 $0.773354	128,800.989 129,794.834 130,808.256 131,827.996 132,875.754 137,182.529 138,500.937 139,831.356 141,277.366 244,403.807
31

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 2, 1998	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.083307 $1.867197 $1.960675 $1.867980 $1.659132 $1.770959 $1.746086 $1.677476 $1.463459 $1.429973	$2.134859 $2.083307 $1.867197 $1.960675 $1.867980 $1.659132 $1.770959 $1.746086 $1.677476 $1.463459	144,764.796 143,198.949 149,823.254 154,254.821 156,127.590 155,530.809 131,178.040 516,606.238 551,199.751 79,846.257
TA Aegon Sustainable Equity Income - Initial Class(4) Subaccount Inception Date August 16, 2017	2020 2019 2018 2017	$2.447792 $2.017958 $2.329544 $2.166702	$2.220060 $2.447792 $2.017958 $2.329544	0.000 0.000 0.000 0.000
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.839577 $2.347290 $2.715393 $2.388385 $2.128970 $2.261405 $2.063698 $1.622491 $1.487002 $1.482471	$2.568849 $2.839577 $2.347290 $2.715393 $2.388385 $2.128970 $2.261405 $2.063698 $1.622491 $1.487002	343,763.887 336,043.019 341,300.241 345,510.422 509,668.278 524,378.665 478,338.433 567,936.673 629,754.499 727,182.637
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date August 3, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.174054 $1.127705 $1.151930 $1.149498 $1.172495 $1.199802 $1.173696 $1.229512 $1.197815 $1.140400	$1.248925 $1.174054 $1.127705 $1.151930 $1.149498 $1.172495 $1.199802 $1.173696 $1.229512 $1.197815	99,587.654 270,934.439 289,632.184 119,797.422 118,354.060 63,937.296 119,225.945 90,047.454 94,159.060 795,166.916
TA BlackRock Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.679999 $2.192104 $2.497403 $2.297852 $2.337324 $2.408586 $2.171661 $2.139045 $1.748527 $1.900236	$2.610246 $2.679999 $2.192104 $2.497403 $2.297852 $2.337324 $2.408586 $2.171661 $2.139045 $1.748527	129,915.208 129,895.672 129,610.208 130,603.931 129,525.106 129,391.105 162,184.870 165,671.618 165,596.451 187,571.774
TA BlackRock Government Money Market - Service Class Subaccount Inception Date July 5, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.834913 $0.838456 $0.849439 $0.867608 $0.886162 $0.905177 $0.924597 $0.944437 $0.964808 $0.985442	$0.819340 $0.834913 $0.838456 $0.849439 $0.867608 $0.886162 $0.905177 $0.924597 $0.944437 $0.964808	331,950.968 24,422.376 57,379.751 155,604.722 386,449.026 336,329.359 63,480.807 55,381.278 65,662.332 197,338.252
32

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock iShares Edge 40- Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.673584 $1.485259 $1.587673 $1.480746 $1.482991 $1.521254 $1.474956 $1.409586 $1.361152 $1.367579	$1.793239 $1.673584 $1.485259 $1.587673 $1.480746 $1.482991 $1.521254 $1.474956 $1.409586 $1.361152	57,592.834 59,468.637 62,371.766 63,727.284 64,017.634 58,789.582 66,950.407 50,692.897 52,526.384 48,415.025
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.589920 $1.387521 $1.482979 $1.356325 $1.320590 $1.350671 $1.313138 $1.193974 $1.108752 $1.091672	$1.761719 $1.589920 $1.387521 $1.482979 $1.356325 $1.320590 $1.350671 $1.313138 $1.193974 $1.108752	191,349.450 198,336.106 206,643.552 212,886.998 218,976.721 112,659.628 104,746.106 79,524.937 52,102.833 0.000
TA International Growth - Service Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.316311 $1.857194 $2.312481 $1.860090 $1.902515 $1.948152 $2.103881 $1.824864 $1.529699 $1.740377	$2.734329 $2.316311 $1.857194 $2.312481 $1.860090 $1.902515 $1.948152 $2.103881 $1.824864 $1.529699	77,435.523 81,243.912 84,092.825 80,684.622 84,825.109 83,776.757 85,616.634 117,962.267 73,598.504 90,675.200
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.329996 $2.495135 $2.586804 $2.052419 $2.145862 $2.313782 $2.369730 $1.743638 $1.637615 $1.797079	$3.877072 $3.329996 $2.495135 $2.586804 $2.052419 $2.145862 $2.313782 $2.369730 $1.743638 $1.637615	41,639.882 41,693.560 44,659.814 34,945.324 36,086.388 36,769.489 44,597.575 56,118.472 60,961.633 162,716.050
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.774887 $1.596695 $1.704171 $1.546402 $1.514378 $1.580848 $1.583970 $1.483185 $1.413530 $1.410588	$1.932980 $1.774887 $1.596695 $1.704171 $1.546402 $1.514378 $1.580848 $1.583970 $1.483185 $1.413530	85,136.562 83,919.883 129,870.818 134,738.121 148,175.852 483,213.553 862,971.192 989,792.552 1,011,422.157 1,057,160.455
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.482105 $2.014473 $2.304755 $1.892826 $1.827069 $1.906724 $1.901381 $1.536724 $1.396856 $1.513002	$3.021775 $2.482105 $2.014473 $2.304755 $1.892826 $1.827069 $1.906724 $1.901381 $1.536724 $1.396856	1,071,904.204 1,088,081.536 1,261,287.631 1,513,127.502 1,620,650.624 1,652,878.281 1,722,312.486 1,925,492.681 1,923,862.758 2,258,430.608
33

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.257293 $1.924913 $2.121881 $1.813779 $1.743631 $1.827157 $1.821858 $1.563319 $1.446990 $1.512466	$2.533847 $2.257293 $1.924913 $2.121881 $1.813779 $1.743631 $1.827157 $1.821858 $1.563319 $1.446990	2,280,025.123 2,373,076.936 2,456,945.374 2,631,444.179 2,810,333.515 3,378,314.515 3,836,312.867 4,252,821.800 4,362,283.255 4,927,154.830
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.036651 $1.790735 $1.932848 $1.700210 $1.649940 $1.728224 $1.720489 $1.552088 $1.453235 $1.480090	$2.238575 $2.036651 $1.790735 $1.932848 $1.700210 $1.649940 $1.728224 $1.720489 $1.552088 $1.453235	1,192,599.854 1,240,103.782 1,658,035.760 1,763,136.612 1,973,138.992 2,212,171.428 2,272,329.359 2,178,220.126 2,180,863.689 2,111,399.059
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.153146 $2.464583 $2.685647 $2.270518 $2.087087 $2.139556 $1.917669 $1.482493 $1.304571 $1.326274	$3.699850 $3.153146 $2.464583 $2.685647 $2.270518 $2.087087 $2.139556 $1.917669 $1.482493 $1.304571	154,170.521 158,658.844 163,576.100 177,054.336 217,273.865 221,244.550 253,377.753 89,154.099 172,877.404 91,759.111
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.110259 $0.964326 $1.118394 $0.940450 $0.950387 $0.989479 $1.018790 $0.925351 $0.840438 $0.928429	$1.244941 $1.110259 $0.964326 $1.118394 $0.940450 $0.950387 $0.989479 $1.018790 $0.925351 $0.840438	234,980.690 234,980.690 234,980.690 200,009.105 200,009.105 478,438.265 483,283.309 485,055.706 486,862.138 607,106.091
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.626337 $2.129291 $2.474662 $2.233201 $1.996097 $2.100752 $1.866215 $1.450047 $1.232065 $1.237099	$2.597635 $2.626337 $2.129291 $2.474662 $2.233201 $1.996097 $2.100752 $1.866215 $1.450047 $1.232065	55,687.053 36,583.197 38,639.803 29,595.344 30,236.692 24,678.506 19,882.791 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.359283 $1.200643 $1.285025 $1.157070 $1.139129 $1.184583 $1.157401 $1.060992 $0.999957 $1.006651	$1.386421 $1.359283 $1.200643 $1.285025 $1.157070 $1.139129 $1.184583 $1.157401 $1.060992 $0.999957	516,332.766 516,332.766 516,332.765 516,332.766 535,160.282 608,383.954 680,912.104 751,062.870 824,093.965 862,174.139
34

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.362545 $1.240597 $1.314701 $1.209454 $1.187010 $1.220927 $1.185061 $1.126394 $1.079305 $1.068541	$1.399388 $1.362545 $1.240597 $1.314701 $1.209454 $1.187010 $1.220927 $1.185061 $1.126394 $1.079305	89,619.655 96,321.220 108,581.094 114,596.369 112,478.854 114,970.195 67,023.011 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.430207 $1.223478 $1.346309 $1.160760 $1.132755 $1.199254 $1.178251 $1.013286 $0.927966 $0.958745	$1.459140 $1.430207 $1.223478 $1.346309 $1.160760 $1.132755 $1.199254 $1.178251 $1.013286 $0.927966	33,625.515 33,625.515 33,625.515 33,625.515 33,625.515 33,123.925 32,445.097 32,445.097 4,295.325 4,298.468
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.343016 $3.593059 $3.448828 $2.458850 $2.576052 $2.361081 $2.279890 $1.574781 $1.396493 $1.517316	$9.238705 $4.343016 $3.593059 $3.448828 $2.458850 $2.576052 $2.361081 $2.279890 $1.574781 $1.396493	359,348.836 439,499.923 159,006.427 164,512.065 172,178.446 136,483.287 135,351.183 119,329.617 124,573.312 157,965.660
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.615623 $2.199129 $2.337931 $2.098134 $1.991061 $2.035153 $1.881401 $1.632069 $1.483440 $1.460472	$2.960120 $2.615623 $2.199129 $2.337931 $2.098134 $1.991061 $2.035153 $1.881401 $1.632069 $1.483440	255,518.581 260,988.096 267,173.562 271,191.528 233,527.201 100,498.631 88,702.100 95,963.114 58,660.463 22,982.711
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.374772 $1.297690 $1.339403 $1.307393 $1.303186 $1.324357 $1.296569 $1.362118 $1.296607 $1.250055	$1.445503 $1.374772 $1.297690 $1.339403 $1.307393 $1.303186 $1.324357 $1.296569 $1.362118 $1.296607	214,648.064 217,881.406 221,845.524 331,435.426 343,993.417 333,550.672 771,586.388 887,583.876 1,324,637.333 1,045,051.781
TA Small Mid Cap Value - Service Class Subaccount Inception Date July 5, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.326280 $1.901933 $2.198992 $1.948780 $1.647737 $1.730482 $1.684586 $1.264937 $1.113634 $1.171007	$2.362479 $2.326280 $1.901933 $2.198992 $1.948780 $1.647737 $1.730482 $1.684586 $1.264937 $1.113634	40,055.192 37,038.036 36,794.161 37,529.269 38,256.134 38,986.346 39,451.135 40,617.145 41,954.238 81,953.462
35

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.642396 $3.581996 $3.946833 $3.303873 $3.040234 $3.040090 $2.922941 $2.077783 $1.839225 $1.850689	$5.603763 $4.642396 $3.581996 $3.946833 $3.303873 $3.040234 $3.040090 $2.922941 $2.077783 $1.839225	96,811.648 88,644.793 91,482.856 93,357.100 93,467.988 122,941.332 126,022.174 189,322.594 136,381.194 174,002.483
TA TS&W International Equity - Service Class Subaccount Inception Date July 5, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.137008 $1.808028 $2.191065 $1.824596 $1.849556 $1.869891 $2.018715 $1.662032 $1.458260 $1.743544	$2.221765 $2.137008 $1.808028 $2.191065 $1.824596 $1.849556 $1.869891 $2.018715 $1.662032 $1.458260	265,421.563 268,052.852 265,775.283 264,559.966 257,322.326 246,177.573 292,484.099 345,923.585 307,682.821 318,467.139
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.692227 $2.700190 $2.759525 $2.187357 $2.178900 $2.087734 $1.924176 $1.487541 $1.346497 $1.431639	$4.949746 $3.692227 $2.700190 $2.759525 $2.187357 $2.178900 $2.087734 $1.924176 $1.487541 $1.346497	475,526.960 590,446.263 474,625.035 488,687.218 675.583.264 613,111.453 616,163.857 676,867.086 742,542.877 832,471.629

Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.048062 $1.769055 $1.930141 $1.704297 $1.665955 $1.679215 $1.600676 $1.405556 $1.265900 $1.333173	$2.191537 $2.048062 $1.769055 $1.930141 $1.704297 $1.665955 $1.679215 $1.600676 $1.405556 $1.265900	11,866.633 13,592.432 8,081.053 8,100.777 8,614.357 8,679.748 7,133.088 18,476.268 904.352 549.150
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.075780 $1.711190 $1.852149 $1.591293 $1.459840 $1.466649 $1.367469 $1.035305 $0.899895 $0.864477	$2.087434 $2.075780 $1.711190 $1.852149 $1.591293 $1.459840 $1.466649 $1.367469 $1.035305 $0.899895	24,930.600 33,942.145 36,147.412 38,666.969 49,947.329 21,339.281 21,741.131 8,664.155 12,950.080 7,353.541
36

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.866159 $2.173656 $2.164912 $1.675293 $1.667775 $1.533049 $1.372268 $1.020685 $0.891303 $0.943619	$3.801329 $2.866159 $2.173656 $2.164912 $1.675293 $1.667775 $1.533049 $1.372268 $1.020685 $0.891303	18,019.993 18,265.525 18,557.320 18,841.957 19,108.398 19,374.410 23,562.156 23,814.517 24,093.300 24,396.518
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.086669 $1.759089 $1.884808 $1.657175 $1.547873 $1.560096 $1.512801 $1.249960 $1.099572 $1.109332	$2.296099 $2.086669 $1.759089 $1.884808 $1.657175 $1.547873 $1.560096 $1.512801 $1.249960 $1.099572	292,267.636 336,884.983 1,103,102.842 1,133,407.263 1,180,402.865 1,111,744.963 1,179,830.746 1,016,540.768 516,093.508 437,403.896
American Funds - The Bond Fund of AmericaSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.138156 $1.063661 $1.094996 $1.079458 $1.071594 $1.092175 $1.060248 $1.107483 $1.074257 $1.034670	$1.222069 $1.138156 $1.063661 $1.094996 $1.079458 $1.071594 $1.092175 $1.060248 $1.107483 $1.074257	117,889.045 135,935.874 101,441.635 129,165.704 131,514.325 150,598.771 123,757.324 162,553.141 251,798.552 152,199.563
American Funds - Growth FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.985550 $2.333215 $2.390775 $1.904411 $1.777537 $1.700057 $1.601217 $1.257803 $1.090519 $1.164254	$4.442805 $2.985550 $2.333215 $2.390775 $1.904411 $1.777537 $1.700057 $1.601217 $1.257803 $1.090519	35,917.197 76,821.706 357,329.787 362,193.964 364,067.426 267,195.140 435,310.877 163,246.842 131,805.976 216,429.230
American Funds - Growth-Income FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.639872 $2.138901 $2.226009 $1.858778 $1.703310 $1.715827 $1.585022 $1.213392 $1.055668 $1.098962	$2.932935 $2.639872 $2.138901 $2.226009 $1.858778 $1.703310 $1.715827 $1.585022 $1.213392 $1.055668	134,398.453 146,299.849 174,939.859 183,206.770 65,290.954 79,649.755 111,159.761 95,350.912 67,055.547 44,659.678
American Funds - International FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.415835 $1.177542 $1.385572 $1.071499 $1.057640 $1.132153 $1.188605 $0.998675 $0.865733 $1.028362	$1.578927 $1.415835 $1.177542 $1.385572 $1.071499 $1.057640 $1.132153 $1.188605 $0.998675 $0.865733	23,310.324 23,861.010 24,945.896 23,748.328 23,558.246 23,744.535 24,825.178 39,053.372 43,713.877 22,273.338
37

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.883573 $1.546434 $1.649224 $1.447227 $1.378450 $1.399606 $1.296321 $1.107412 $0.982896 $1.041380	$2.257467 $1.883573 $1.546434 $1.649224 $1.447227 $1.378450 $1.399606 $1.296321 $1.107412 $0.982896	674,749.950 719,343.246 772,334.853 849,072.367 996,016.636 779,890.942 771,933.450 351,968.019 286,900.899 282,287.498
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.275493 $1.766306 $1.928094 $1.615807 $1.528283 $1.550884 $1.415395 $1.101364 $0.966423 $1.012949	$2.908232 $2.275493 $1.766306 $1.928094 $1.615807 $1.528283 $1.550884 $1.415395 $1.101364 $0.966423	130,139.969 189,538.384 222,386.170 235,341.905 268,371.530 304,675.148 450,524.899 480,967.387 430,251.795 373,518.200
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.795585 $1.439492 $1.603943 $1.450806 $1.255897 $1.336407 $1.255356 $1.000726 $0.871245 $0.881994	$1.875579 $1.795585 $1.439492 $1.603943 $1.450806 $1.255897 $1.336407 $1.255356 $1.000726 $0.871245	1,235.621 1,259.795 26,343.348 48,101.720 135,290.755 150,967.408 169,504.371 178,160.536 198,709.370 221,088.017
Fidelity VIP Growth Portfolio – Service Class 22 Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.789473 $2.121612 $2.171548 $1.641244 $1.663198 $1.585344 $1.455203 $1.090321 $0.971257 $0.989998	$3.929661 $2.789473 $2.121612 $2.171548 $1.641244 $1.663198 $1.585344 $1.455203 $1.090321 $0.971257	17,103.420 17,691.970 18,330.130 18,976.095 77,489.222 78,563.738 79,649.171 80,753.034 81,967.209 593,561.591
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.969475 $1.629343 $1.948303 $1.646969 $1.499399 $1.553200 $1.492682 $1.119481 $0.995842 $1.138259	$2.278091 $1.969475 $1.629343 $1.948303 $1.646969 $1.499399 $1.553200 $1.492682 $1.119481 $0.995842	77,200.042 131,223.125 138,907.956 143,587.291 146,316.850 153,074.941 172,111.477 193,337.378 138,644.063 210,419.415
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.888455 $1.435013 $1.772628 $1.516734 $1.414327 $1.488700 $1.424219 $1.114771 $0.894075 $1.001557	$2.001887 $1.888455 $1.435013 $1.772628 $1.516734 $1.414327 $1.488700 $1.424219 $1.114771 $0.894075	54,839.964 88,246.578 149,486.331 164,715.987 174,040.732 191,742.725 336,654.115 348,540.141 231,688.152 112,448.089
38

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.090195 $1.784055 $2.013771 $1.838371 $1.661286 $1.808168 $1.795840 $1.481755 $1.313086 $1.362737	$2.288881 $2.090195 $1.784055 $2.013771 $1.838371 $1.661286 $1.808168 $1.795840 $1.481755 $1.313086	115,509.098 132,328.425 220,999.693 242,408.590 261,703.906 282,894.756 327,124.140 372,848.545 499,242.948 635,898.332
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.471654 $1.292119 $1.376045 $1.278452 $1.142475 $1.252548 $1.220029 $1.091097 $0.987050 $0.982343	$1.454224 $1.471654 $1.292119 $1.376045 $1.278452 $1.142475 $1.252548 $1.220029 $1.091097 $0.987050	88,805.349 116,330.597 140,151.481 166,959.463 190,528.289 241,810.742 288,172.475 310,048.218 449,474.916 190,080.438
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.398901 $1.162967 $1.303368 $1.225740 $1.076160 $1.153566 $1.097335 $0.871800 $0.777669 $0.800752	$1.303563 $1.398901 $1.162967 $1.303368 $1.225740 $1.076160 $1.153566 $1.097335 $0.871800 $0.777669	17,515.100 26,207.140 26,927.367 27,661.087 28,462.925 31,665.570 33,161.216 34,385.597 35,811.804 37,419.610
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$2.266756 $1.693092 $1.795295 $1.440079 $1.438353 $1.399220 $1.318136 $0.960808 $1.000000	$3.158748 $2.266756 $1.693092 $1.795295 $1.440079 $1.438353 $1.399220 $1.318136 $0.960808	16,998.050 17,541.818 17,649.433 17,762.137 17,887.475 18,035.596 18,352.237 18,498.956 19,075.834
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.437520 $2.591676 $2.658901 $2.131826 $1.937684 $1.902824 $1.727500 $1.333176 $1.161348 $1.203252	$4.020556 $3.437520 $2.591676 $2.658901 $2.131826 $1.937684 $1.902824 $1.727500 $1.333176 $1.161348	15,512.267 21,859.010 21,925.204 21,990.361 22,058.861 22,132.668 22,201.589 22,269.553 22,343.294 22,420.455
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.764553 $1.396964 $1.532197 $1.232384 $1.233316 $1.289412 $1.225876 $0.975324 $0.829252 $0.982399	$2.073871 $1.764553 $1.396964 $1.532197 $1.232384 $1.233316 $1.289412 $1.225876 $0.975324 $0.829252	13,571.313 14,212.418 21,332.634 21,728.142 22,031.104 23,721.832 24,563.493 29,761.082 30,667.535 116,788.397
39

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.846581 $2.053202 $2.129003 $1.717164 $1.608198 $1.674695 $1.844784 $1.331144 $1.122080 $1.277416	$4.066962 $2.846581 $2.053202 $2.129003 $1.717164 $1.608198 $1.674695 $1.844784 $1.331144 $1.122080	34,898.453 36,791.445 37,356.613 37,634.407 38,927.027 39,280.284 39,825.902 60,166.464 61,113.692 57,912.347
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.729551 $1.467242 $1.588551 $1.444890 $1.353002 $1.386750 $1.305566 $1.120421 $1.029279 $1.032426	$1.858819 $1.729551 $1.467242 $1.588551 $1.444890 $1.353002 $1.386750 $1.305566 $1.120421 $1.029279	14,870.314 15,009.052 41,947.315 48,735.162 58,132.325 66,376.339 85,449.866 118,372.063 131,805.843 146,478.588
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.520555 $1.343354 $1.468785 $1.300948 $1.252072 $1.295765 $1.259100 $1.121354 $1.020059 $1.074749	$1.580702 $1.520555 $1.343354 $1.468785 $1.300948 $1.252072 $1.295765 $1.259100 $1.121354 $1.020059	22,228.075 22,994.307 30,182.449 58,340.232 76,150.545 53,836.856 75,162.993 84,232.877 118,498.130 173,633.860
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.967382 $0.876005 $1.055792 $0.921897 $0.876469 $0.955149 $1.095225 $0.907552 $0.782256 $0.891954	$0.938345 $0.967382 $0.876005 $1.055792 $0.921897 $0.876469 $0.955149 $1.095225 $0.907552 $0.782256	44,696.758 45,767.719 52,478.835 56,919.837 60,646.498 99,301.823 103,527.766 170,411.623 175,123.760 264,597.416
TA 60/40 Allocation - Service Class Subaccount Inception Date May 1, 2018	2020 2019 2018	$1.123181 $0.952724 $0.998914	$1.239635 $1.123181 $0.952724	0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 2, 1998	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.824444 $1.631182 $1.708628 $1.623881 $1.438804 $1.532018 $1.506799 $1.444044 $1.256721 $1.224966	$1.874176 $1.824444 $1.631182 $1.708628 $1.623881 $1.438804 $1.532018 $1.506799 $1.444044 $1.256721	88,706.738 89,412.817 91,011.059 100,863.176 109,386.647 84,719.813 130,707.695 132,124.752 209,352.426 217,262.574
TA Aegon Sustainable Equity Income - Initial Class(4) Subaccount Inception Date August 16, 2017	2020 2019 2018 2017	$2.556312 $2.102270 $2.420896 $2.249629	$2.324173 $2.556312 $2.102270 $2.420896	6,600.167 7,102.218 7,623.559 7,715.486
40

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.664298 $1.372400 $1.583703 $1.389582 $1.235633 $1.309280 $1.191890 $0.934778 $0.854615 $0.849934	$1.509319 $1.664298 $1.372400 $1.583703 $1.389582 $1.235633 $1.309280 $1.191890 $0.934778 $0.854615	280,568.668 321,383.714 675,365.888 719,283.349 797,629.690 713,307.947 848,485.651 522,508.531 499,048.470 602,615.499
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date August 3, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.248290 $1.196071 $1.218752 $1.213220 $1.234484 $1.260154 $1.229728 $1.285051 $1.248835 $1.186078	$1.331149 $1.248290 $1.196071 $1.218752 $1.213220 $1.234484 $1.260154 $1.229728 $1.285051 $1.248835	297,734.779 89,925.692 93,652.100 111,467.176 129,455.073 166,675.608 152,316.757 260,078.398 912,861.764 909,434.674
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.248290 $1.196071 $1.218752 $1.213220 $1.234484 $1.260154 $1.229728 $1.285051 $1.248835 $1.186078	$1.331149 $1.248290 $1.196071 $1.218752 $1.213220 $1.234484 $1.260154 $1.229728 $1.285051 $1.248835	136,244.086 139,776.841 207,979.708 185,038.481 385,582.503 707,460.508 364,857.512 420,044.489 604,309.892 880,669.842
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2020 2019 2018 2017 2016 2015	$11.922556 $10.312707 $11.159489 $9.920148 $9.499167 $9.999484	$12.202263 $11.922556 $10.312707 $11.159489 $9.920148 $9.499167	8,079.060 10,360.646 7,948.562 8,476.896 7,344.544 7,185.280
TA BlackRock Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.354866 $1.105500 $1.256361 $1.153149 $1.170103 $1.202816 $1.081846 $1.062988 $0.866776 $0.939678	$1.322836 $1.354866 $1.105500 $1.256361 $1.153149 $1.170103 $1.202816 $1.081846 $1.062988 $0.866776	51,041.866 51,955.363 131,082.481 144,155.569 159,128.167 160,524.731 198,692.198 104,367.748 115,121.413 71,582.675
TA BlackRock Government Money Market - Service Class Subaccount Inception Date July 5, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.875605 $0.877179 $0.886478 $0.903224 $0.920298 $0.937744 $0.955517 $0.973625 $0.992177 $1.010924	$0.861380 $0.875605 $0.877179 $0.886478 $0.903224 $0.920298 $0.937744 $0.955517 $0.973625 $0.992177	1,503,002.995 1,083,932.043 1,387,058.353 767,872.571 586,191.586 823,883.446 875,828.479 2,883,311.355 2,250,858.418 1,481,724.666
41

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock iShares Edge 40- Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.225347 $1.084799 $1.156746 $1.076214 $1.075212 $1.100258 $1.064161 $1.014505 $0.977247 $0.979463	$1.316169 $1.225347 $1.084799 $1.156746 $1.076214 $1.075212 $1.100258 $1.064161 $1.014505 $0.977247	729,089.724 756,362.375 820,440.622 844,267.889 926,815.942 978,307.584 1,086,366.286 1,322,320.748 1,288,155.924 998,971.583
TA BlackRock iShares Edge 50 - Service Class Subaccount inception Date March 21, 2016	2020 2019 2018 2017 2016	$12.194164 $10.708627 $11.207312 $10.119562 $9.998457	$13.130391 $12.194164 $10.708627 $11.207312 $10.119562	1,575.108 1,826.703 2,093.176 0.000 0.000
TA BlackRock iShares Edge 75 - Service Class Subaccount inception Date March 21, 2016	2020 2019 2018 2017 2016	$13.127514 $11.121688 $11.795430 $10.188554 $9.998457	$14.204554 $13.127514 $11.121688 $11.795430 $10.188554	13,204.074 2,827.553 86.777 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class Subaccount inception Date March 21, 2016	2020 2019 2018 2017 2016	$14.332760 $11.723567 $12.619632 $10.434926 $9.998457	$15.455247 $14.332760 $11.723567 $12.619632 $10.434926	0.000 0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.956635 $1.703382 $1.816093 $1.656938 $1.609357 $1.641985 $1.592449 $1.444391 $1.337994 $1.314161	$2.173380 $1.956635 $1.703382 $1.816093 $1.656938 $1.609357 $1.641985 $1.592449 $1.444391 $1.337994	1,011,910.433 1,061,360.874 1,259,671.390 1,531,781.570 1,890,240.110 1,991,217.425 2,333,424.667 1,671,552.706 1,676,025.516 998,952.622
TA International Growth - Service Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.366729 $1.093144 $1.357777 $1.089491 $1.111624 $1.135506 $1.223257 $1.058428 $0.885059 $1.004489	$1.617338 $1.366729 $1.093144 $1.357777 $1.089491 $1.111624 $1.135506 $1.223257 $1.058428 $0.885059	67,334.699 118,654.646 182,530.105 185,317.304 166,015.540 181,776.504 202,136.791 198,507.951 241,626.934 245,259.829
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.604892 $1.342973 $1.369534 $1.195445 $1.169899 $1.190678 $1.125193 $0.963352 $0.872677 $0.997017	$1.800405 $1.604892 $1.342973 $1.369534 $1.195445 $1.169899 $1.190678 $1.125193 $0.963352 $0.872677	518,211.709 529,810.383 524,499.490 1,011,153.224 802,215.938 832,146.036 931,620.202 822,699.055 581,781.614 566,641.506
42

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.439885 $1.823712 $1.886055 $1.492786 $1.556939 $1.674671 $1.710959 $1.255837 $1.176573 $1.287990	$2.847706 $2.439885 $1.823712 $1.886055 $1.492786 $1.556939 $1.674671 $1.710959 $1.255837 $1.176573	88,085.255 88,117.011 140,956.274 142,605.276 147,037.463 148,354.762 201,515.380 216,249.832 179,530.045 203,362.476
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.392998 $1.250084 $1.330939 $1.204774 $1.176946 $1.225590 $1.225001 $1.144254 $1.087841 $1.082938	$1.520782 $1.392998 $1.250084 $1.330939 $1.204774 $1.176946 $1.225590 $1.225001 $1.144254 $1.087841	1,680,968.085 2,104,599.355 1,950,906.202 2,486,677.659 3,631,720.894 3,700,378.809 4,481,603.652 5,695,405.125 6,327,828.033 5,499,486.579
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.564052 $1.266281 $1.445177 $1.183987 $1.140058 $1.186842 $1.180624 $0.951866 $0.863099 $0.932582	$1.908785 $1.564052 $1.266281 $1.445177 $1.183987 $1.140058 $1.186842 $1.180624 $0.951866 $0.863099	195,056.336 205,997.128 166,773.622 214,135.861 295,831.635 331,146.612 406,334.550 503,334.467 592,542.326 711,215.193
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.528867 $1.300554 $1.430107 $1.219471 $1.169454 $1.222472 $1.215942 $1.040835 $0.961011 $1.002038	$1.720390 $1.528867 $1.300554 $1.430107 $1.219471 $1.169454 $1.222472 $1.215942 $1.040835 $0.961011	9,940,507.485 11,482,914.632 12,999,808.165 13,889,490.802 15,172,018.056 17,442,809.751 18,456,554.789 21,668,199.082 21,418,627.543 22,641,521.421
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.495176 $1.311420 $1.412008 $1.239028 $1.199464 $1.253300 $1.244639 $1.120068 $1.046145 $1.062879	$1.647451 $1.495176 $1.311420 $1.412008 $1.239028 $1.199464 $1.253300 $1.244639 $1.120068 $1.046145	7,317,118.985 8,220,695.854 8,625,680.050 9,103,343.194 9,341,388.218 9,980,282.234 11,598,578.904 12,220,940.428 12,386,651.534 12,277,605.774
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 1, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.105351 $1.040466 $1.061316 $1.045663 $1.043966 $1.060255 $1.027962 $1.070287 $1.041220 $1.000000	$1.162464 $1.105351 $1.040466 $1.061316 $1.045663 $1.043966 $1.060255 $1.027962 $1.070287 $1.041220	94,572.876 99,121.103 129,450.281 171,611.747 249,908.884 219,080.804 160,645.505 158,288.355 202,743.956 16,026.851
43

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.377361 $1.853668 $2.014959 $1.699353 $1.558251 $1.593502 $1.424748 $1.098742 $0.964497 $0.978148	$2.796395 $2.377361 $1.853668 $2.014959 $1.699353 $1.558251 $1.593502 $1.424748 $1.098742 $0.964497	15,939.085 15,955.479 16,319.925 16,873.412 15,512.891 15,512.891 15,512.891 15,512.891 15,512.891 8,630.181
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.148079 $0.994739 $1.150826 $0.965361 $0.973177 $1.010717 $1.038111 $0.940599 $0.852193 $0.939130	$1.290498 $1.148079 $0.994739 $1.150826 $0.965361 $0.973177 $1.010717 $1.038111 $0.940599 $0.852193	1,147,564.360 1,352,698.666 1,455,103.822 1,731,364.493 1,407,794.139 1,579,167.149 1,625,368.522 1,475,178.320 1,617,649.142 1,659,012.054
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.692266 $2.177403 $2.524343 $2.272474 $2.026248 $2.127265 $1.885143 $1.461173 $1.238471 $1.240489	$2.669381 $2.692266 $2.177403 $2.524343 $2.272474 $2.026248 $2.127265 $1.885143 $1.461173 $1.238471	8,321.661 34,094.482 56,456.285 58,626.496 64,170.422 54,717.076 56,295.554 57,318.342 26,707.611 90,270.497
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 1, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.252493 $1.140420 $1.200467 $1.127335 $1.102493 $1.127972 $1.081479 $1.046658 $0.992523 $1.000000	$1.377895 $1.252493 $1.140420 $1.200467 $1.127335 $1.102493 $1.127972 $1.081479 $1.046658 $0.992523	344,472.532 453,789.403 495,109.067 497,094.105 556,654.607 600,018.330 626,692.824 721,084.765 618,967.743 239,132.572
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.261864 $1.107889 $1.167767 $1.077146 $1.104955 $1.149832 $1.080070 $1.006254 $1.000000	$1.231535 $1.261864 $1.107889 $1.167767 $1.077146 $1.104955 $1.149832 $1.080070 $1.006254	83,231.564 177,996.025 179,381.561 233,567.685 383,094.154 380,109.403 366,310.600 337,473.150 170,597.444
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.329040 $1.159217 $1.240052 $1.116125 $1.148636 $1.206036 $1.136037 $1.001328 $1.000000	$1.275993 $1.329040 $1.159217 $1.240052 $1.116125 $1.148636 $1.206036 $1.136037 $1.001328	197,022.068 38,636.295 35,897.932 60,627.838 47,286.378 46,149.687 62,292.057 62,151.230 33,482.146
44

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Madison Diversified Income - Service Class Subaccount Inception Date June 1, 2017	2020 2019 2018 2017	$1.417111 $1.256317 $1.290042 $1.236719	$1.501296 $1.417111 $1.256317 $1.290042	390,686.105 417,571.464 452,897.180 497,341.745
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.398686 $1.232434 $1.315803 $1.181908 $1.160750 $1.204116 $1.173610 $1.073216 $1.008991 $1.013256	$1.430101 $1.398686 $1.232434 $1.315803 $1.181908 $1.160750 $1.204116 $1.173610 $1.073216 $1.008991	1,146,587.162 786,593.598 865,929.457 958,810.510 902,995.213 991,221.095 1,015,849.195 1,231,933.221 1,139,145.145 799,570.081
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.396714 $1.268598 $1.341066 $1.230707 $1.204921 $1.236318 $1.197069 $1.135030 $1.084909 $1.071463	$1.438005 $1.396714 $1.268598 $1.341066 $1.230707 $1.204921 $1.236318 $1.197069 $1.135030 $1.084909	168,415.096 173,046.323 184,480.156 208,514.588 151,272.607 149,664.024 137,351.257 282,089.323 286,172.484 130,276.861
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.471711 $1.255909 $1.378593 $1.185691 $1.154266 $1.219038 $1.194759 $1.024959 $0.936339 $0.965040	$1.505161 $1.471711 $1.255909 $1.378593 $1.185691 $1.154266 $1.219038 $1.194759 $1.024959 $0.936339	1,036,448.940 1,061,124.192 1,204,634.355 1,474,643.849 1,707,822.058 1,952,934.568 2,073,393.881 2,055,451.009 1,419,392.448 1,081,367.173
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.378334 $1.184446 $1.240944 $1.141276 $1.116440 $1.175770 $1.108890 $0.988629 $1.000000	$1.627605 $1.378334 $1.184446 $1.240944 $1.141276 $1.116440 $1.175770 $1.108890 $0.988629	177,569.615 179,652.703 204,567.707 223,047.753 229,457.450 232,018.329 188,204.155 179,091.515 93,057.557
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.030306 $2.500899 $2.394596 $1.703073 $1.779904 $1.627376 $1.567577 $1.080116 $0.955463 $1.035609	$6.462006 $3.030306 $2.500899 $2.394596 $1.703073 $1.779904 $1.627376 $1.567577 $1.080116 $0.955463	81,293.189 125,544.424 39,895.539 42,803.219 46,928.624 58,304.775 29,758.160 40,989.193 51,629.350 94,151.777
45

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Global Allocation - Service Class Subaccount inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.706661 $1.475712 $1.627963 $1.461601 $1.424342 $1.469435 $1.472940 $1.312916 $1.217802 $1.291530	$1.981974 $1.706661 $1.475712 $1.627963 $1.461601 $1.424342 $1.469435 $1.472940 $1.312916 $1.217802	1,421,921.554 1,426,770.248 1,693,286.099 2,006,180.356 2,333,058.828 2,406,444.785 2,799,835.918 3,146,980.705 3,050,316.723 3,285,308.240
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception Date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.399697 $9.238398 $10.207339 $9.244592 $9.384925 $9.902368 $9.998453	$10.867903 $10.399697 $9.238398 $10.207339 $9.244592 $9.384925 $9.902368	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA MSCI EAFE Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$10.968641 $9.243130 $10.999229 $9.998332	$11.587956 $10.968641 $9.243130 $10.999229	1,253.212 1,260.143 1,267.112 1,274.120
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.074541 $1.739939 $1.845217 $1.651921 $1.563801 $1.594523 $1.470452 $1.272464 $1.153749 $1.133116	$2.353521 $2.074541 $1.739939 $1.845217 $1.651921 $1.563801 $1.594523 $1.470452 $1.272464 $1.153749	903,190.158 1,114,184.522 1,173,294.664 1,047,673.790 1,260,298.375 1,124,805.706 1,321,198.545 663,790.594 783,002.968 608,717.846
TA PIMCO Tactical - Balanced - Service Class Subaccount inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.229892 $1.047217 $1.146795 $1.042977 $1.008486 $1.054499 $0.996498 $0.907874 $0.916220 $0.966530	$1.313881 $1.229892 $1.047217 $1.146795 $1.042977 $1.008486 $1.054499 $0.996498 $0.907874 $0.916220	72,396.645 103,080.004 85,631.142 130,655.344 251,750.037 265,316.865 308,312.370 206,655.177 71,810.843 79,681.124
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.158496 $1.004127 $1.078850 $0.995788 $0.966543 $1.005802 $0.942677 $0.888152 $0.891527 $0.981666	$1.249357 $1.158496 $1.004127 $1.078850 $0.995788 $0.966543 $1.005802 $0.942677 $0.888152 $0.891527	594,713.023 602,389.658 625,222.903 824,058.225 880,382.618 893,327.121 1,007,454.650 760,510.413 726,328.729 743,364.339
TA PIMCO Tactical - Growth - Service Class Subaccount Inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.211610 $1.015687 $1.121225 $0.994944 $0.966707 $1.020342 $0.977236 $0.852535 $0.862860 $0.994774	$1.297114 $1.211610 $1.015687 $1.121225 $0.994944 $0.966707 $1.020342 $0.977236 $0.852535 $0.862860	50,618.851 58,854.372 229,751.646 232,853.415 161,406.071 165,867.489 187,878.318 179,937.143 161,666.346 62,962.273
46

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.409428 $1.327136 $1.366426 $1.330518 $1.322988 $1.341183 $1.309833 $1.372676 $1.303442 $1.253577	$1.485583 $1.409428 $1.327136 $1.366426 $1.330518 $1.322988 $1.341183 $1.309833 $1.372676 $1.303442	638,851.833 672,979.088 735,521.115 870,644.091 1,089,134.093 1,193,797.599 1,498,103.904 1,677,683.660 1,718,360.249 1,549,765.279
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.007242 $0.948584 $0.981897 $0.970129 $0.952309 $0.999060 $0.984775 $1.109433 $1.063648 $1.000000	$1.074405 $1.007242 $0.948584 $0.981897 $0.970129 $0.952309 $0.999060 $0.984775 $1.109433 $1.063648	156,167.984 171,482.119 209,752.499 206,489.457 221,729.723 238,505.464 284,976.863 445,560.764 473,383.896 228,474.322
TA ProFunds UltraBear Fund - Service Class OAM Subaccount inception date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.022903 $0.040829 $0.039083 $0.058862 $0.078486 $0.086256 $0.118112 $0.219265 $0.316659 $0.403088	$0.010453 $0.022903 $0.040829 $0.039083 $0.058862 $0.078486 $0.086256 $0.118112 $0.219265 $0.316659	2,144,420.175 1,171,821.102 2,651,137.252 3,266,923.167 3,658,510.609 3,390,436.613 1,393,676.037 1,382,310.539 2,201,970.019 2,241,749.001
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.204582 $1.103509 $1.158050 $1.056411 $1.048667 $1.094425 $1.076413 $1.024432 $0.977710 $1.000000	$1.260766 $1.204582 $1.103509 $1.158050 $1.056411 $1.048667 $1.094425 $1.076413 $1.024432 $0.977710	386,747.812 416,050.818 471,463.480 561,709.685 520,476.635 567,216.993 679,669.538 863,877.011 706,631.056 511,159.481
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.264421 $1.157054 $1.253784 $1.061916 $1.061172 $1.156934 $1.142085 $0.998889 $0.917463 $1.000000	$1.215070 $1.264421 $1.157054 $1.253784 $1.061916 $1.061172 $1.156934 $1.142085 $0.998889 $0.917463	626,282.083 639,178.102 723,597.850 792,978.540 807,924.460 849,130.216 967,150.073 1,120,318.669 1,008,177.845 1,055,688.105
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.235486 $1.132887 $1.204760 $1.063349 $1.060346 $1.128773 $1.110078 $1.018008 $0.957966 $1.000000	$1.251820 $1.235486 $1.132887 $1.204760 $1.063349 $1.060346 $1.128773 $1.110078 $1.018008 $0.957966	872,524.782 973,168.074 920,502.484 1,012,903.865 1,233,353.038 2,353,023.658 2,419,878.165 2,929,042.165 2,542,416.366 178,689.376
47

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Rothschild & Co Large Cap Value - Service Class(5) Subaccount Inception Date May 1, 2018	2020 2019 2018	$1.025614 $0.893276 $0.996966	$1.000397 $1.025614 $0.893276	0.000 0.000 0.000
TA S&P 500 Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$13.334172 $10.395421 $11.166967 $9.998332	$15.415113 $13.334172 $10.395421 $11.166967	0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount Inception Date July 5, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.395399 $1.953654 $2.253223 $1.991969 $1.680145 $1.760188 $1.709306 $1.280359 $1.124434 $1.179470	$2.438645 $2.395399 $1.953654 $2.253223 $1.991969 $1.680145 $1.760188 $1.709306 $1.280359 $1.124434	31,662.286 81,404.735 83,492.085 78,089.040 76,609.919 97,371.380 98,498.558 121,357.088 119,959.541 183,408.431
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.895956 $2.229007 $2.449988 $2.045873 $1.878027 $1.873345 $1.796759 $1.274113 $1.125048 $1.129298	$3.504236 $2.895956 $2.229007 $2.449988 $2.045873 $1.878027 $1.873345 $1.796759 $1.274113 $1.125048	69,248.059 105,104.877 129,179.853 137,728.891 141,234.439 147,517.680 185,810.338 190,545.208 110,766.092 191,118.134
TA TS&W International Equity - Service Class Subaccount Inception Date July 5, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.171591 $0.988802 $1.195331 $0.992976 $1.004112 $1.012669 $1.090589 $0.895692 $0.783946 $0.935021	$1.221041 $1.171591 $0.988802 $1.195331 $0.992976 $1.004112 $1.012669 $1.090589 $0.895692 $0.783946	49,941.579 120,336.957 126,634.692 116,847.535 118,673.406 147,335.277 158,023.961 180,525.296 197,535.199 209,081.744
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.333651 $1.702463 $1.735589 $1.372373 $1.363723 $1.303472 $1.198412 $0.924203 $0.834526 $0.885130	$3.136124 $2.333651 $1.702463 $1.735589 $1.372373 $1.363723 $1.303472 $1.198412 $0.924203 $0.834526	188,952.456 297,583.894 239,420.181 252,582.014 266,631.536 278,573.315 247,029.771 268,160.847 321,193.207 368,519.466

Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.059208 $1.777814 $1.938735 $1.711055 $1.671756 $1.684242 $1.604688 $1.408399 $1.267844 $1.334562	$2.204533 $2.059208 $1.777814 $1.938735 $1.711055 $1.671756 $1.684242 $1.604688 $1.408399 $1.267844	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 2,957.550 0.000
48

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.989846 $2.463492 $2.665108 $2.288647 $2.098558 $2.107316 $1.963859 $1.486095 $1.291092 $1.239677	$3.008117 $2.989846 $2.463492 $2.665108 $2.288647 $2.098558 $2.107316 $1.963859 $1.486095 $1.291092	26,417.660 41,329.932 50,408.836 67,121.452 56,952.658 59,805.078 35,294.948 20,497.090 11,765.837 10,027.921
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.917309 $2.969372 $2.955967 $2.286318 $2.274943 $2.090142 $1.869994 $1.390209 $1.213395 $1.283995	$5.197998 $3.917309 $2.969372 $2.955967 $2.286318 $2.274943 $2.090142 $1.869994 $1.390209 $1.213395	1,283.045 1,286.543 1,290.054 1,293.581 1,297.125 1,301.681 1,306.274 1,310.871 1,315.598 1,689.697
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.894389 $1.554547 $1.657066 $1.453394 $1.383644 $1.404187 $1.299933 $1.109951 $0.984660 $1.042736	$2.271540 $1.894389 $1.554547 $1.657066 $1.453394 $1.383644 $1.404187 $1.299933 $1.109951 $0.984660	0.000 19,616.053 23,263.149 23,286.586 23,307.705 23,331.647 23,356.774 23,381.584 23,408.700 23,440.324
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.910816 $3.034206 $3.310489 $2.772942 $2.621465 $2.658921 $2.425438 $1.886392 $1.654433 $1.733237	$5.000722 $3.910816 $3.034206 $3.310489 $2.772942 $2.621465 $2.658921 $2.425438 $1.886392 $1.654433	70,146.089 78,509.773 83,921.480 104,101.388 113,450.549 139,672.843 160,932.038 118,988.446 111,422.138 102,243.255
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.748078 $2.202008 $2.452355 $2.217119 $1.918303 $2.040278 $1.915584 $1.526280 $1.328141 $1.343865	$2.871931 $2.748078 $2.202008 $2.452355 $2.217119 $1.918303 $2.040278 $1.915584 $1.526280 $1.328141	3,825.195 3,825.991 3,860.598 7,291.684 12,348.401 15,580.088 34,143.508 35,028.299 65,532.682 73,360.614
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.792124 $2.882793 $2.949185 $2.227887 $2.256584 $2.149896 $1.972450 $1.477149 $1.315185 $1.339906	$5.344770 $3.792124 $2.882793 $2.949185 $2.227887 $2.256584 $2.149896 $1.972450 $1.477149 $1.315185	257.538 260.326 263.813 267.065 271.268 276.150 280.690 1,782.800 1,796.992 1,812.365
49

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.395879 $3.634907 $4.344335 $3.670632 $3.340113 $3.458230 $3.321854 $2.490093 $2.213991 $2.529386	$5.087192 $4.395879 $3.634907 $4.344335 $3.670632 $3.340113 $3.458230 $3.321854 $2.490093 $2.213991	23,519.513 18,018.025 21,842.911 22,954.431 30,747.119 42,201.199 46,638.290 58,403.579 56,649.310 54,830.439
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.388320 $2.573472 $3.177357 $2.717341 $2.532658 $2.664537 $2.547889 $1.993337 $1.597923 $1.789130	$3.593579 $3.388320 $2.573472 $3.177357 $2.717341 $2.532658 $2.664537 $2.547889 $1.993337 $1.597923	29,594.567 33,798.312 48,838.718 56,542.840 47,666.912 54,127.668 87,837.989 108,510.726 104,859.380 109,175.764
Franklin Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.101624 $1.792937 $2.022798 $1.845713 $1.667103 $1.813623 $1.800367 $1.484760 $1.315087 $1.364151	$2.302521 $2.101624 $1.792937 $2.022798 $1.845713 $1.667103 $1.813623 $1.800367 $1.484760 $1.315087	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 350.378
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.480827 $1.299533 $1.383242 $1.284509 $1.147309 $1.257232 $1.223995 $1.094111 $0.989295 $0.984094	$1.464015 $1.480827 $1.299533 $1.383242 $1.284509 $1.147309 $1.257232 $1.223995 $1.094111 $0.989295	42,087.767 92,784.072 110,833.961 165,654.950 170,324.769 175,405.052 177,306.293 184,163.266 198,731.528 218,839.258
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.407641 $1.169653 $1.310212 $1.231573 $1.080744 $1.157899 $1.100915 $0.874209 $0.779447 $0.802198	$1.312359 $1.407641 $1.169653 $1.310212 $1.231573 $1.080744 $1.157899 $1.100915 $0.874209 $0.779447	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$2.275327 $1.698654 $1.800299 $1.443391 $1.440954 $1.401063 $1.319222 $0.961131 $1.000000	$3.172239 $2.275327 $1.698654 $1.800299 $1.443391 $1.440954 $1.401063 $1.319222 $0.961131	0.000 0.000 0.000 0.000 0.000 0.000 0.000 1,795.463 1,805.494
50

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$5.994245 $4.517057 $4.631929 $3.711912 $3.372232 $3.309916 $3.003466 $2.316756 $2.017165 $2.088918	$7.014378 $5.994245 $4.517057 $4.631929 $3.711912 $3.372232 $3.309916 $3.003466 $2.316756 $2.017165	0.000 0.000 0.000 0.000 0.000 0.000 0.000 1,241.684 1,248.620 1,256.440
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.447426 $1.936618 $2.123032 $1.706763 $1.707219 $1.783992 $1.695251 $1.348095 $1.145635 $1.356551	$2.877846 $2.447426 $1.936618 $2.123032 $1.706763 $1.707219 $1.783992 $1.695251 $1.348095 $1.145635	258.392 261.188 264.683 267.948 272.162 277.059 281.611 286.557 292.402 12,600.996
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.314798 $3.110670 $3.223926 $2.599008 $2.432904 $2.532253 $2.788069 $2.010799 $1.694146 $1.927735	$6.167654 $4.314798 $3.110670 $3.223926 $2.599008 $2.432904 $2.532253 $2.788069 $2.010799 $1.694146	0.000 0.000 0.000 0.000 0.000 0.000 1,297.146 1,304.394 14,078.053 15,728.653
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.199385 $1.864905 $2.018097 $1.834699 $1.717173 $1.759142 $1.655346 $1.419898 $1.303746 $1.307097	$2.364934 $2.199385 $1.864905 $2.018097 $1.834699 $1.717173 $1.759142 $1.655346 $1.419898 $1.303746	39,271.706 40,120.700 40,120.700 40,120.700 40,120.700 40,120.700 75,970.843 93,623.584 96,098.981 106,436.078
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.973408 $0.881028 $1.061305 $0.926260 $0.880195 $0.958731 $1.098784 $0.910061 $0.784034 $0.893548	$0.944656 $0.973408 $0.881028 $1.061305 $0.926260 $0.880195 $0.958731 $1.098784 $0.910061 $0.784034	12,297.751 12,970.587 13,670.977 13,939.606 13,974.546 154,685.203 155,585.953 156,471.347 167,026.172 158,519.334
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 2, 1998	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.187989 $1.955256 $2.047078 $1.944600 $1.722128 $1.832792 $1.801747 $1.725868 $1.501249 $1.462597	$2.248744 $2.187989 $1.955256 $2.047078 $1.944600 $1.722128 $1.832792 $1.801747 $1.725868 $1.501249	60,282.354 62,155.383 72,240.544 82,124.006 132,575.962 292,030.133 291,346.881 321,255.271 479,791.457 455,505.884
51

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Sustainable Equity Income - Initial Class(4) Subaccount Inception Date August 16, 2017	2020 2019 2018 2017	$2.559307 $2.103699 $2.421343 $2.249632	$2.328043 $2.559307 $2.103699 $2.421343	25,658.500 28,502.987 31,549.159 34,646.205
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.982283 $2.458009 $2.835065 $2.486349 $2.209811 $2.340374 $2.129492 $1.669302 $1.525385 $1.516290	$2.705899 $2.982283 $2.458009 $2.835065 $2.486349 $2.209811 $2.340374 $2.129492 $1.669302 $1.525385	144,127.897 158,103.980 162,399.495 186,873.313 226,141.510 238,890.292 249,686.207 301,521.685 380,593.937 408,917.842
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date August 3, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.233029 $1.180858 $1.202664 $1.196618 $1.216991 $1.241677 $1.211096 $1.264960 $1.228711 $1.166405	$1.315516 $1.233029 $1.180858 $1.202664 $1.196618 $1.216991 $1.241677 $1.211096 $1.264960 $1.228711	154,516.513 160,875.199 165,532.034 103,157.756 290,437.896 143,355.103 84,274.333 89,431.108 91,850.825 130,936.098
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.233029 $1.180858 $1.202664 $1.196618 $1.216991 $1.241677 $1.211096 $1.264960 $1.228711 $1.166405	$1.315516 $1.233029 $1.180858 $1.202664 $1.196618 $1.216991 $1.241677 $1.211096 $1.264960 $1.228711	0.000 0.000 0.000 0.000 138,209.489 160,563.703 175,049.915 155,173.237 554,393.138 890,668.440
TA BlackRock Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.814757 $2.295561 $2.607544 $2.392171 $2.426146 $2.492774 $2.240980 $2.200836 $1.793716 $1.943633	$2.749581 $2.814757 $2.295561 $2.607544 $2.392171 $2.426146 $2.492774 $2.240980 $2.200836 $1.793716	10,398.675 9,846.965 11,558.902 15,437.329 23,107.178 34,061.594 37,922.252 42,752.009 49,936.535 60,839.996
TA BlackRock Government Money Market - Service Class Subaccount Inception Date July 5, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.876890 $0.878030 $0.886891 $0.903225 $0.919844 $0.936814 $0.954090 $0.971684 $0.989700 $1.007901	$0.863081 $0.876890 $0.878030 $0.886891 $0.903225 $0.919844 $0.936814 $0.954090 $0.971684 $0.989700	121,794.269 126,359.929 131,180.354 6,343.443 7,466.347 139,767.184 85,696.428 193,232.868 205,547.104 175,266.984
52

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock iShares Edge 40- Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.757695 $1.555314 $1.657645 $1.541471 $1.539291 $1.574373 $1.521972 $1.450240 $1.396288 $1.398774	$1.888894 $1.757695 $1.555314 $1.657645 $1.541471 $1.539291 $1.574373 $1.521972 $1.450240 $1.396288	31,586.730 33,318.638 34,501.228 39,881.385 43,551.784 44,395.618 30,261.787 30,278.233 30,847.903 36,344.415
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.637989 $1.425267 $1.518827 $1.385049 $1.344604 $1.371181 $1.329161 $1.204989 $1.115670 $1.095263	$1.820330 $1.637989 $1.425267 $1.518827 $1.385049 $1.344604 $1.371181 $1.329161 $1.204989 $1.115670	296,807.074 634,653.549 682,029.708 759,058.865 763,704.521 766,619.862 743,559.938 776,864.659 856,504.353 945,970.349
TA International Growth - Service Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.432766 $1.944825 $2.414428 $1.936414 $1.974788 $2.016217 $2.170980 $1.877541 $1.569215 $1.780109	$2.880244 $2.432766 $1.944825 $2.414428 $1.936414 $1.974788 $2.016217 $2.170980 $1.877541 $1.569215	46,740.985 58,872.332 73,828.756 87,621.530 79,310.698 95,742.510 107,320.065 148,859.113 146,300.633 136,773.537
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.497345 $2.612837 $2.700815 $2.136602 $2.227346 $2.394585 $2.445268 $1.793938 $1.679889 $1.838075	$4.083908 $3.497345 $2.612837 $2.700815 $2.136602 $2.227346 $2.394585 $2.445268 $1.793938 $1.679889	1,682.914 1,979.465 2,322.967 2,762.815 5,254.247 7,423.338 28,508.986 44,894.883 40,817.081 35,608.165
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.864163 $1.672091 $1.779369 $1.609902 $1.571949 $1.636117 $1.634531 $1.526033 $1.450060 $1.442811	$2.036158 $1.864163 $1.672091 $1.779369 $1.609902 $1.571949 $1.636117 $1.634531 $1.526033 $1.450060	113,397.119 120,146.482 126,803.982 170,238.851 176,237.229 563,343.050 657,921.861 918,946.200 1,118,180.250 1,440,973.586
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.606873 $2.109527 $2.406370 $1.970492 $1.896467 $1.973332 $1.962017 $1.581078 $1.432926 $1.547531	$3.183015 $2.606873 $2.109527 $2.406370 $1.970492 $1.896467 $1.973332 $1.962017 $1.581078 $1.432926	331,640.438 423,018.345 449,661.577 462,481.080 546,859.458 545,625.334 646,855.601 653,078.806 614,106.675 633,110.079
53

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.370731 $2.015709 $2.215401 $1.888167 $1.809836 $1.890959 $1.879933 $1.608418 $1.484351 $1.546964	$2.669012 $2.370731 $2.015709 $2.215401 $1.888167 $1.809836 $1.890959 $1.879933 $1.608418 $1.484351	700,817.116 993,648.742 1,368,993.527 1,472,609.544 1,657,993.883 1,801,991.119 1,907,519.863 2,127,242.250 2,566,763.676 2,997,407.562
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.138994 $1.875193 $2.018036 $1.769951 $1.712600 $1.788605 $1.775369 $1.596894 $1.490770 $1.513862	$2.357995 $2.138994 $1.875193 $2.018036 $1.769951 $1.712600 $1.788605 $1.775369 $1.596894 $1.490770	498,455.905 631,680.156 670,108.923 763,956.828 976,439.390 1,077,376.266 1,311,018.050 1,685,398.522 1,789,264.623 1,832,929.631
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.311603 $2.580845 $2.804029 $2.363673 $2.166354 $2.214282 $1.978816 $1.525271 $1.338254 $1.356539	$3.897208 $3.311603 $2.580845 $2.804029 $2.363673 $2.166354 $2.214282 $1.978816 $1.525271 $1.338254	15,041.657 15,998.651 16,645.398 34,103.729 35,453.562 37,112.285 4,997.549 5,737.829 4,178.074 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.155878 $1.001000 $1.157499 $0.970480 $0.977859 $1.015093 $1.042092 $0.943729 $0.854595 $0.941300	$1.299905 $1.155878 $1.001000 $1.157499 $0.970480 $0.977859 $1.015093 $1.042092 $0.943729 $0.854595	0.000 0.000 0.000 0.000 0.000 7,930.538 9,374.726 17,933.922 25,532.630 30,584.791
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.705646 $2.187148 $2.534391 $2.280405 $2.032328 $2.132600 $1.888952 $1.463400 $1.239745 $1.241163	$2.683964 $2.705646 $2.187148 $2.534391 $2.280405 $2.032328 $2.132600 $1.888952 $1.463400 $1.239745	13,975.886 17,724.720 18,300.320 25,036.086 22,715.244 25,090.869 5,962.796 6,805.200 1,845.789 3,113.415
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.406765 $1.238932 $1.322089 $1.186956 $1.165141 $1.208075 $1.176881 $1.075684 $1.010803 $1.014580	$1.439065 $1.406765 $1.238932 $1.322089 $1.186956 $1.165141 $1.208075 $1.176881 $1.075684 $1.010803	22,754.196 22,780.528 22,806.626 22,833.402 22,861.202 22,891.507 22,920.343 22,949.235 1,999.164 5,797.390
54

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.403651 $1.274272 $1.346390 $1.234990 $1.208532 $1.239422 $1.199485 $1.136766 $1.086035 $1.072050	$1.445846 $1.403651 $1.274272 $1.346390 $1.234990 $1.208532 $1.239422 $1.199485 $1.136766 $1.086035	108,346.635 113,452.973 115,227.783 116,414.139 115,697.971 117,000.283 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.480166 $1.262496 $1.385145 $1.190744 $1.158624 $1.223038 $1.198088 $1.027307 $0.938024 $0.966294	$1.514560 $1.480166 $1.262496 $1.385145 $1.190744 $1.158624 $1.223038 $1.198088 $1.027307 $0.938024	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.561344 $3.762602 $3.600882 $2.559747 $2.673910 $2.443575 $2.352618 $1.620255 $1.432577 $1.551967	$9.731646 $4.561344 $3.762602 $3.600882 $2.559747 $2.673910 $2.443575 $2.352618 $1.620255 $1.432577	37,113.245 42,930.197 17,056.785 21,186.932 21,343.045 22,542.480 12,722.124 26,961.338 24,589.958 25,775.108
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.747039 $2.302838 $2.440958 $2.184186 $2.066661 $2.106228 $1.941393 $1.679167 $1.521746 $1.493791	$3.117981 $2.747039 $2.302838 $2.440958 $2.184186 $2.066661 $2.106228 $1.941393 $1.679167 $1.521746	176,986.200 188,354.523 209,696.645 226,134.710 252,760.055 268,090.182 249,140.521 80,863.892 56,745.196 41,438.169
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.443941 $1.358968 $1.398510 $1.361091 $1.352730 $1.370666 $1.337974 $1.401481 $1.330136 $1.278614	$1.522702 $1.443941 $1.358968 $1.398510 $1.361091 $1.352730 $1.370666 $1.337974 $1.401481 $1.330136	133,654.217 286,265.777 350,039.706 426,528.490 381,547.632 441,697.948 718,306.688 673,953.190 812,895.575 791,672.598
TA Small Mid Cap Value - Service Class Subaccount Inception Date July 5, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.409530 $1.964216 $2.264293 $2.000776 $1.686755 $1.766258 $1.714352 $1.283510 $1.126643 $1.181205	$2.454214 $2.409530 $1.964216 $2.264293 $2.000776 $1.686755 $1.766258 $1.714352 $1.283510 $1.126643	1,611.499 1,827.749 2,224.970 26,641.323 28,130.041 6,271.709 6,931.984 7,673.651 2,026.010 2,530.529
55

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.875701 $3.750958 $4.120783 $3.439399 $3.155673 $3.146258 $3.016143 $2.137749 $1.886717 $1.892902	$5.902706 $4.875701 $3.750958 $4.120783 $3.439399 $3.155673 $3.146258 $3.016143 $2.137749 $1.886717	25,804.005 22,325.649 28,919.841 32,554.697 25,902.627 67,861.859 71,106.044 65,236.567 67,474.275 68,328.229
TA TS&W International Equity - Service Class Subaccount Inception Date July 5, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.244460 $1.893361 $2.287694 $1.899485 $1.919835 $1.935249 $2.083140 $1.710041 $1.495950 $1.783352	$2.340348 $2.244460 $1.893361 $2.287694 $1.899485 $1.919835 $1.935249 $2.083140 $1.710041 $1.495950	54,125.824 43,741.190 44,025.990 45,330.569 54,326.445 59,521.549 64,147.640 32,985.528 34,563.519 39,844.843
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.877830 $2.827591 $2.881182 $2.277109 $2.261656 $2.160661 $1.985534 $1.530471 $1.381271 $1.464311	$5.213858 $3.877830 $2.827591 $2.881182 $2.277109 $2.261656 $2.160661 $1.985534 $1.530471 $1.381271	228,844.625 238,872.112 180,626.687 234,901.251 278,671.261 304,219.286 334,863.741 335,430.191 413,345.457 452,581.198

Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.093261 $1.804549 $1.964990 $1.731678 $1.689420 $1.699537 $1.616878 $1.417003 $1.273704 $1.338773	$2.244290 $2.093261 $1.804549 $1.964990 $1.731678 $1.689420 $1.699537 $1.616878 $1.417003 $1.273704	931,789.171 995,053.638 839,872.536 1,015,719.618 1,313,840.056 1,306,081.163 1,422,939.250 1,491,007.102 1,432,620.673 1,429,797.562
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.132353 $1.754370 $1.895132 $1.625041 $1.487874 $1.491885 $1.388268 $1.048987 $0.909986 $0.872462	$2.148545 $2.132353 $1.754370 $1.895132 $1.625041 $1.487874 $1.491885 $1.388268 $1.048987 $0.909986	281,988.918 334,680.578 400,592.081 908,309.027 1,181,720.392 1,325,912.378 1,556,668.470 1,626,355.371 1,463,810.849 1,236,624.018
56

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.944213 $2.228462 $2.215107 $1.710781 $1.699769 $1.559397 $1.393099 $1.034153 $0.901288 $0.952317	$3.912541 $2.944213 $2.228462 $2.215107 $1.710781 $1.699769 $1.559397 $1.393099 $1.034153 $0.901288	116,026.532 117,285.540 132,312.918 235,421.278 237,236.531 237,536.077 238,163.178 290,473.269 299,750.842 384,221.112
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.128464 $1.790812 $1.915018 $1.680454 $1.566555 $1.575848 $1.525087 $1.257639 $1.104143 $1.111765	$2.346689 $2.128464 $1.790812 $1.915018 $1.680454 $1.566555 $1.575848 $1.525087 $1.257639 $1.104143	2,620,355.811 2,953,746.308 3,387,826.271 4,191,878.599 4,702,515.935 4,825,804.711 5,146,725.066 5,323,474.428 3,676,759.525 2,938,838.821
American Funds - The Bond Fund of AmericaSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.160977 $1.082857 $1.112564 $1.094642 $1.084533 $1.103200 $1.068852 $1.114281 $1.078725 $1.036944	$1.249012 $1.160977 $1.082857 $1.112564 $1.094642 $1.084533 $1.103200 $1.068852 $1.114281 $1.078725	1,324,883.057 975,843.667 944,910.637 1,293,784.924 1,233,068.813 1,565,485.160 1,775,462.519 2,046,422.654 2,284,075.307 1,475,513.641
American Funds - Growth FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.045368 $2.375297 $2.429087 $1.931159 $1.798987 $1.717205 $1.614205 $1.265528 $1.095054 $1.166806	$4.540687 $3.045368 $2.375297 $2.429087 $1.931159 $1.798987 $1.717205 $1.614205 $1.265528 $1.095054	762,465.992 808,255.361 763,300.364 1,067,303.741 1,091,000.817 1,242,965.271 1,210,637.525 1,487,993.910 1,214,358.831 1,236,988.228
American Funds - Growth-Income FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.692723 $2.177462 $2.261685 $1.884890 $1.723872 $1.733141 $1.597873 $1.220832 $1.060047 $1.101360	$2.997505 $2.692723 $2.177462 $2.261685 $1.884890 $1.723872 $1.733141 $1.597873 $1.220832 $1.060047	606,867.581 677,249.984 618,703.248 927,750.589 1,043,515.099 1,303,973.119 1,169,617.114 1,254,138.324 768,909.557 586,825.250
American Funds - International FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.444145 $1.198733 $1.407745 $1.086534 $1.070398 $1.143573 $1.198237 $1.004805 $0.869931 $1.030620	$1.613651 $1.444145 $1.198733 $1.407745 $1.086534 $1.070398 $1.143573 $1.198237 $1.004805 $0.869331	570,202.464 816,029.969 761,388.783 1,035,367.592 1,031,550.284 1,098,700.088 826,705.131 1,981,569.549 833,834.449 791,380.580
57

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.927254 $1.579196 $1.680847 $1.472087 $1.399384 $1.418064 $1.310837 $1.117617 $0.989990 $1.046837	$2.314362 $1.927254 $1.579196 $1.680847 $1.472087 $1.399384 $1.418064 $1.310837 $1.117617 $0.989990	4,594,401.995 5,002,758.131 5,876,745.341 6,281,940.012 7,784,382.178 3,936,358.618 5,383,306.760 3,597,438.990 2,615,314.521 1,966,094.951
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.337533 $1.810903 $1.972865 $1.650089 $1.557655 $1.577577 $1.436934 $1.115943 $0.977265 $1.022302	$2.993396 $2.337533 $1.810903 $1.972865 $1.650089 $1.557655 $1.577577 $1.436934 $1.115943 $0.977265	1,283,671.824 1,434,162.086 1,571,220.156 1,941,808.727 2,214,896.173 2,908,234.634 2,783,476.602 2,690,133.562 2,943,123.955 2,883,891.122
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.844574 $1.475864 $1.641219 $1.481606 $1.280038 $1.359423 $1.274458 $1.013963 $0.881022 $0.890139	$1.930555 $1.844574 $1.475864 $1.641219 $1.481606 $1.280038 $1.359423 $1.274458 $1.013963 $0.881022	86,852.855 123,183.281 129,647.990 139,491.577 163,564.979 185,560.212 287,101.545 306,657.427 384,379.816 847,713.819
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.865440 $2.175119 $2.221912 $1.676027 $1.695122 $1.612597 $1.477312 $1.104710 $0.982132 $0.999116	$4.044612 $2.865440 $2.175119 $2.221912 $1.676027 $1.695122 $1.612597 $1.477312 $1.104710 $0.982132	30,655.979 33,095.867 34,895.015 49,671.851 78,128.950 165,113.239 266,782.257 277,754.801 337,147.833 441,845.989
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.023151 $1.670459 $1.993522 $1.681901 $1.528202 $1.579918 $1.515376 $1.134282 $1.007017 $1.148775	$2.344762 $2.023151 $1.670459 $1.993522 $1.681901 $1.528202 $1.579918 $1.515376 $1.134282 $1.007017	600,745.676 654,807.615 773,670.985 1,084,392.955 1,239,994.784 1,394,939.968 1,339,388.064 2,481,345.550 1,456,369.225 1,474,355.567
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.939829 $1.471159 $1.813678 $1.548828 $1.441441 $1.514256 $1.445834 $1.129479 $0.904092 $1.010795	$2.060379 $1.939829 $1.471159 $1.813678 $1.548828 $1.441441 $1.514256 $1.445834 $1.129479 $0.904092	181,785.427 208,497.186 275,137.785 558,862.648 783,882.403 627,709.802 622,833.753 565,124.064 497,559.333 542,703.080
58

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.136396 $1.819910 $2.050189 $1.867962 $1.684724 $1.830087 $1.814044 $1.493843 $1.321184 $1.368458	$2.344066 $2.136396 $1.819910 $2.050189 $1.867962 $1.684724 $1.830087 $1.814044 $1.493843 $1.321184	630,001.269 709,216.610 792,729.513 869,526.290 1,101,516.017 1,299,446.628 1,597,676.389 1,742,242.171 1,993,471.536 2,201,866.890
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.508835 $1.322165 $1.405245 $1.303019 $1.162137 $1.271599 $1.236152 $1.103334 $0.996141 $0.989452	$1.493904 $1.508835 $1.322165 $1.405245 $1.303019 $1.162137 $1.271599 $1.236152 $1.103334 $0.996141	889,042.673 1,010,970.765 1,168,571.294 1,519,499.390 1,792,714.114 2,327,230.837 2,972,749.900 3,687,409.884 4,591,566.929 4,699,219.287
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.434230 $1.189995 $1.331020 $1.249301 $1.094699 $1.171128 $1.111851 $0.881589 $0.784857 $0.806583	$1.339114 $1.434230 $1.189995 $1.331020 $1.249301 $1.094699 $1.171128 $1.111851 $0.881589 $0.784857	85,985.791 134,236.484 138,337.676 277,720.442 378,840.523 405,969.231 565,989.116 675,817.891 959,380.001 1,265,259.544
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$2.301161 $1.715410 $1.815365 $1.453336 $1.448761 $1.406583 $1.322469 $0.962082 $1.000000	$3.212992 $2.301161 $1.715410 $1.815365 $1.453336 $1.448761 $1.406583 $1.322469 $0.962082	15,813.011 21,121.077 21,812.227 22,531.836 39,597.449 40,369.728 40,628.115 51,636.598 75,426.536
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.531268 $2.657123 $2.720646 $2.177058 $1.974928 $1.935584 $1.753784 $1.350803 $1.174386 $1.214378	$4.138339 $3.531268 $2.657123 $2.720646 $2.177058 $1.974928 $1.935584 $1.753784 $1.350803 $1.174386	46,722.573 50,270.215 53,286.160 62,955.034 63,716.884 73,866.717 75,058.487 84,832.873 147,372.075 163,320.492
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.812661 $1.432220 $1.567754 $1.258523 $1.257010 $1.311603 $1.244527 $0.988220 $0.838563 $0.991483	$2.134601 $1.812661 $1.432220 $1.567754 $1.258523 $1.257010 $1.311603 $1.244527 $0.988220 $0.838563	150,706.123 163,974.636 189,087.636 222,824.595 239,824.900 251,280.807 355,215.222 473,736.244 517,730.839 720,218.956
59

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.924124 $2.104984 $2.178381 $1.753551 $1.639070 $1.703492 $1.872811 $1.348707 $1.134644 $1.289202	$4.185960 $2.924124 $2.104984 $2.178381 $1.753551 $1.639070 $1.703492 $1.872811 $1.348707 $1.134644	207,819.755 224,604.095 261,155.803 378,193.754 435,835.251 462,143.268 570,170.958 728,098.154 831,485.442 809,092.042
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.776654 $1.504242 $1.625395 $1.475507 $1.378964 $1.410580 $1.325408 $1.135216 $1.040812 $1.041956	$1.913203 $1.776654 $1.504242 $1.625395 $1.475507 $1.378964 $1.410580 $1.325408 $1.135216 $1.040812	72,503.363 106,365.191 112,706.396 194,641.050 400,082.072 536,014.656 580,775.417 964,914.404 1,127,995.518 1,319,768.967
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.551057 $1.367611 $1.492358 $1.319241 $1.267190 $1.308836 $1.269323 $1.128247 $1.024302 $1.077107	$1.615569 $1.551057 $1.367611 $1.492358 $1.319241 $1.267190 $1.308836 $1.269323 $1.128247 $1.024302	562,323.715 583,678.380 743,803.057 806,673.771 966,605.027 1,035,773.734 1,146,947.702 930,123.874 1,070,281.005 945,374.429
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.99183 $0.896351 $1.078180 $0.939611 $0.891562 $0.969683 $1.109699 $0.917740 $0.789472 $0.898415	$0.963921 $0.991803 $0.896351 $1.078180 $0.939611 $0.891562 $0.969683 $1.109699 $0.917740 $0.789472	432,245.060 483,482.695 529,146.029 752,924.103 799,221.331 795,752.314 1,155,590.456 1,378,992.063 1,686,785.797 1,717,591.536
TA 60/40 Allocation - Service Class Subaccount Inception Date May 1, 2018	2020 2019 2018	$1.126876 $0.953976 $0.998920	$1.246170 $1.126876 $0.953976	25,147.563 24,885.957 19,492.939
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 2, 1998	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.874000 $1.672208 $1.748136 $1.658183 $1.466323 $1.558252 $1.529593 $1.463013 $1.270727 $1.236198	$1.928872 $1.874000 $1.672208 $1.748136 $1.658183 $1.466323 $1.558252 $1.529593 $1.463013 $1.270727	594,696.842 622,726.131 810,986.646 1,063,040.017 1,293,828.893 1,753,000.287 2,133,934.307 2,981,657.984 2,696,670.238 2,168,963.379
TA Aegon Sustainable Equity Income - Initial Class(4) Subaccount Inception Date August 16, 2017	2020 2019 2018 2017	$2.863076 $2.349915 $2.700716 $2.507833	$2.608205 $2.863076 $2.349915 $2.700716	40,661.430 43,973.835 49,041.405 81,221.044
60

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.709645 $1.407024 $1.620451 $1.419041 $1.259359 $1.331809 $1.210018 $0.947133 $0.864195 $0.857778	$1.553489 $1.709645 $1.407024 $1.620451 $1.419041 $1.259359 $1.331809 $1.210018 $0.947133 $0.864195	867,674.189 1,054,350.169 1,187,237.013 1,762,553.483 2,103,026.114 2,581,469.564 2,926,858.669 3,012,645.968 3,157,997.898 3,387,784.089
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date August 3, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.282313 $1.226259 $1.247047 $1.238951 $1.258195 $1.281833 $1.248433 $1.302033 $1.262846 $1.197044	$1.370117 $1.282313 $1.226259 $1.247047 $1.238951 $1.258195 $1.281833 $1.248433 $1.302033 $1.262846	1,607,076.510 1,898,202.741 1,680,896.778 1,985,071.503 2,139,912.133 2,875,528.130 2,734,412.154 3,984,561.403 6,849,344.521 5,987,222.010
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.282313 $1.226259 $1.247047 $1.238951 $1.258195 $1.281833 $1.248433 $1.302033 $1.262846 $1.197044	$1.370117 $1.282313 $1.226259 $1.247047 $1.238951 $1.258195 $1.281833 $1.248433 $1.302033 $1.262846	14,292.947 40,524.193 176,764.113 72,302.507 95,243.038 82,079.944 52,570.024 55,413.679 182,547.959 346,377.467
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2020 2019 2018 2017 2016 2015	$12.032558 $10.387414 $11.218116 $9.952736 $9.511711 $9.999538	$12.339074 $12.032558 $10.387414 $11.218116 $9.952736 $9.511711	156,686.548 170,896.233 187,086.725 190,245.363 121,152.767 60,945.485
TA BlackRock Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.391793 $1.133397 $1.285525 $1.177614 $1.192581 $1.223519 $1.098308 $1.077042 $0.876508 $0.948374	$1.361567 $1.391793 $1.133397 $1.285525 $1.177614 $1.192581 $1.223519 $1.098308 $1.077042 $0.876508	258,610.862 447,165.875 428,110.105 661,352.316 882,112.667 1,067,118.820 1,736,552.496 1,207,260.195 1,461,093.575 929,301.296
TA BlackRock Government Money Market - Service Class Subaccount Inception Date July 5, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.899447 $0.899291 $0.907074 $0.922384 $0.937991 $0.953893 $0.970044 $0.986477 $1.003308 $1.020273	$0.886590 $0.899447 $0.899291 $0.907074 $0.922384 $0.937991 $0.953893 $0.970044 $0.986477 $1.003308	3,039,912.675 2,156,415.222 5,393,687.237 3,313,466.632 5,532,235.165 5,500,127.529 7,315,715.873 9,749,746.220 5,931,917.887 8,011,234.814
61

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock iShares Edge 40- Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.258731 $1.112164 $1.183578 $1.099019 $1.095845 $1.119156 $1.080308 $1.027884 $0.988176 $0.988475	$1.354685 $1.258731 $1.112164 $1.183578 $1.099019 $1.095845 $1.119156 $1.080308 $1.027884 $0.988176	1,041,332.743 1,226,546.639 1,394,198.369 1,827,627.052 2,168,540.223 2,716,338.994 3,471,606.740 3,551,617.181 3,944,687.794 3,274,073.330
TA BlackRock iShares Edge 50 - Service Class Subaccount inception Date March 21, 2016	2020 2019 2018 2017 2016	$12.285291 $10.767467 $11.246626 $10.135169 $9.998618	$13.254524 $12.285291 $10.767467 $11.246626 $10.135169	662.588 392.133 0.000 0.000 0.000
TA BlackRock iShares Edge 75 - Service Class Subaccount inception Date March 21, 2016	2020 2019 2018 2017 2016	$13.225596 $11.182776 $11.836785 $10.204266 $9.998618	$14.338823 $13.225596 $11.182776 $11.836785 $10.204266	37,378.726 42,096.629 11,521.320 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class Subaccount inception Date March 21, 2016	2020 2019 2018 2017 2016	$14.439832 $11.787950 $12.663877 $10.451017 $9.998618	$15.601329 $14.439832 $11.787950 $12.663877 $10.451017	1,33.159 1,350.876 1,371,845 2,254.672 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.998114 $1.736073 $1.847286 $1.682103 $1.630599 $1.660386 $1.607128 $1.454844 $1.345008 $1.318472	$2.223828 $1.998114 $1.736073 $1.847286 $1.682103 $1.630599 $1.660386 $1.607128 $1.454844 $1.345008	5,600,575.066 6,296,390.042 7,206,988.559 8,323,455.694 10,240,852.153 11,815,747.972 13,655,504.243 11,570,930.331 9,021,285.214 4,719,066.257
TA International Growth - Service Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.403970 $1.120717 $1.389267 $1.112581 $1.132967 $1.155030 $1.241863 $1.072425 $0.894981 $1.013763	$1.664681 $1.403970 $1.120717 $1.389267 $1.112581 $1.132967 $1.155030 $1.241863 $1.072425 $0.894981	596,425.645 633,282.312 760,745.191 1,320,209.498 1,087,197.875 1,312,722.698 2,557,173.537 2,480,201.984 990,797.862 797,189.601
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.637114 $1.367241 $1.391523 $1.212256 $1.184043 $1.202702 $1.134332 $0.969277 $0.876298 $0.999198	$1.840168 $1.637114 $1.367241 $1.391523 $1.212256 $1.184043 $1.202702 $1.134332 $0.969277 $0.876298	2,019,830.733 2,169,118.545 2,285,466.670 2,177,228.770 2,766,608.146 2,934,454.811 2,732,287.483 2,992,937.892 1,568,555.272 1,209,880.377
62

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.506406 $1.869750 $1.929847 $1.524450 $1.586849 $1.703478 $1.736980 $1.272439 $1.189779 $1.299896	$2.931096 $2.506406 $1.869750 $1.929847 $1.524450 $1.586849 $1.703478 $1.736980 $1.272439 $1.189779	258,904.491 322,347.510 355,802.831 716,390.379 785,401.429 975,971.589 1,082,247.456 1,202,810.115 1,150,281.823 1,285,472.496
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.430916 $1.281591 $1.361800 $1.230292 $1.199518 $1.246652 $1.243608 $1.159346 $1.100007 $1.092908	$1.565254 $1.430916 $1.281591 $1.361800 $1.230292 $1.199518 $1.246652 $1.243608 $1.159346 $1.100007	8,660,124.634 11,108,285.606 12,594,500.849 16,272,420.646 17,607,470.260 19,962,244.677 24,857,062.705 31,583,885.237 45,367,960.340 45,992,115.429
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.606685 $1.298237 $1.478724 $1.209095 $1.161958 $1.207272 $1.198589 $0.964449 $0.872788 $0.941201	$1.964686 $1.606685 $1.298237 $1.478724 $1.209095 $1.161958 $1.207272 $1.198589 $0.964449 $0.872788	692,373.058 1,062,968.800 1,634,504.131 2,032,952.515 2,414,798.745 2,552,747.657 2,679,921.825 3,135,634.945 3,145,541.929 2,129,695.999
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.570475 $1.333329 $1.463247 $1.245289 $1.191870 $1.243457 $1.234380 $1.054546 $0.971756 $1.011264	$1.770682 $1.570475 $1.333329 $1.463247 $1.245289 $1.191870 $1.243457 $1.234380 $1.054546 $0.971756	21,647,551.245 25,235,740.581 29,594,420.260 33,300,205.340 37,920,101.243 42,451,628.302 47,609,921.109 59,917,411.745 53,294,377.128 59,077,302.288
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.535961 $1.344544 $1.444818 $1.265336 $1.222530 $1.274893 $1.263594 $1.134894 $1.057902 $1.072710	$1.695713 $1.535961 $1.344544 $1.444818 $1.265336 $1.222530 $1.274893 $1.263594 $1.134894 $1.057902	23,316,369.240 27,037,206.824 31,321,943.179 36,024,748.758 41,487,197.519 46,912,476.840 52,525,607.827 58,745,845.301 61,967,152.130 59,253,086.546
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 1, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.124336 $1.056254 $1.075289 $1.057359 $1.053587 $1.067926 $1.033360 $1.073796 $1.042579 $1.000000	$1.184753 $1.124336 $1.056254 $1.075289 $1.057359 $1.053587 $1.067926 $1.033360 $1.073796 $1.042579	824,741.875 1,208,119.742 1,325,376.263 1,806,710.952 2,010,111.669 1,983,216.599 1,624,400.781 1,277,245.454 1,316,594.539 890,234.850
63

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.442234 $1.900506 $2.061786 $1.735439 $1.588227 $1.620967 $1.446457 $1.113290 $0.975338 $0.987201	$2.878349 $2.442234 $1.900506 $2.061786 $1.735439 $1.588227 $1.620967 $1.446457 $1.113290 $0.975338	352,943.351 413,374.972 450,410.273 581,647.673 472,620.543 580,295.191 687,860.318 329,602.130 291,355.744 192,883.064
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.179412 $1.019876 $1.177568 $0.985861 $0.991889 $1.028146 $1.053938 $0.953048 $0.861765 $0.947809	$1.328326 $1.179412 $1.019876 $1.177568 $0.985861 $0.991889 $1.028146 $1.053938 $0.953048 $0.861765	5,045,237.184 5,560,319.977 6,681,158.092 7,742,078.433 8,409,452.917 6,869,399.356 8,124,474.654 7,757,257.596 8,181,725.220 8,650,263.601
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.746332 $2.216770 $2.564911 $2.304481 $2.050765 $2.148778 $1.900475 $1.470161 $1.243623 $1.243220	$2.728341 $2.746332 $2.216770 $2.564911 $2.304481 $2.050765 $2.148778 $1.900475 $1.470161 $1.243623	214,719.462 287,036.756 364,635.008 425,826.551 699,065.812 653,858.304 1,046,656.455 706,031.150 646,708.790 373,827.799
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 1, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.274025 $1.157756 $1.216304 $1.139970 $1.112661 $1.136140 $1.087182 $1.050102 $0.993819 $1.000000	$1.404344 $1.274025 $1.157756 $1.216304 $1.139970 $1.112661 $1.136140 $1.087182 $1.050102 $0.993819	2,700,413.048 2,640,092.925 2,966,029.565 3,446,726.368 4,032,827.721 4,069,345.914 4,242,668.484 4,697,258.795 3,908,705.666 1,762,414.607
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.281026 $1.122508 $1.180741 $1.087081 $1.112962 $1.155892 $1.083621 $1.007584 $1.000000	$1.252703 $1.281026 $1.122508 $1.180841 $1.087081 $1.112962 $1.155892 $1.083621 $1.007584	1,092,396.919 1,152,431.763 1,672,182.763 2,135,202.867 2,868,518.454 3,945,645.413 6,044,061.327 3,497,083.024 1,175,686.799
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.349226 $1.174515 $1.253934 $1.126411 $1.156942 $1.212370 $1.139762 $1.002635 $1.000000	$1.297931 $1.349226 $1.174515 $1.253934 $1.126411 $1.156942 $1.212370 $1.139762 $1.002635	875,169.022 907,751.851 1,032,531.942 879,010.473 992,117.297 1,419,311.368 1,305,507.490 669,674.983 206,887.060
64

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Madison Diversified Income - Service Class Subaccount Inception Date June 1, 2017	2020 2019 2018 2017	$1.441450 $1.275383 $1.307038 $1.251591	$1.530082 $1.441450 $1.275383 $1.307038	545,184.277 596,405.547 739,834.104 966,618.542
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.431160 $1.258568 $1.341054 $1.202218 $1.178376 $1.220001 $1.186749 $1.083107 $1.016279 $1.018584	$1.466180 $1.431160 $1.258568 $1.341054 $1.202218 $1.178376 $1.220001 $1.186749 $1.083107 $1.016279	6,729,359.922 7,322,725.687 8,085,115.768 9,675,612.991 10,508,060.370 11,282,060.534 14,681,811.663 18,842,696.436 10,560,756.065 5,096,774.001
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.424758 $1.291530 $1.362602 $1.248018 $1.219479 $1.248805 $1.206783 $1.141997 $1.089421 $1.073814	$1.469760 $1.424758 $1.291530 $1.362602 $1.248018 $1.219479 $1.248805 $1.206783 $1.141997 $1.089421	1,974,953.749 2,212,431.558 2,566,147.031 3,130,602.837 3,915,452.248 3,994,870.489 7,046,121.503 5,061,111.729 4,529,701.565 1,675,609.598
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.505868 $1.282524 $1.405031 $1.206064 $1.171802 $1.235133 $1.208149 $1.034414 $0.943111 $0.970105	$1.543117 $1.505868 $1.282524 $1.405031 $1.206064 $1.171802 $1.235133 $1.208149 $1.034414 $0.943111	4,270,151.195 4,902,694.367 5,613,229.700 6,369,503.216 8,093,808.873 17,360,957.280 19,961,675.178 12,313,044.187 8,851,082.151 6,936,367.632
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.398195 $1.199145 $1.253864 $1.150905 $1.123665 $1.181054 $1.111689 $0.989191 $1.000000	$1.654301 $1.398195 $1.199145 $1.253864 $1.150905 $1.123665 $1.181054 $1.111689 $0.989191	803,333.913 839,204.748 951,276.263 995,500.257 1,140,362.090 951,022.324 1,224,136.222 1,158,093.422 116,554.269
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.112790 $2.563918 $2.450079 $1.739127 $1.814022 $1.655313 $1.591348 $1.094346 $0.966150 $1.045138	$6.650929 $3.112790 $2.563918 $2.450079 $1.739127 $1.814022 $1.655313 $1.591348 $1.094346 $0.966150	799,579.123 860,328.401 470,002.120 537,663.144 604,779.594 815,727.146 521,996.397 497,827.486 496,800.247 379,241.427
65

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Global Allocation - Service Class Subaccount inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.742753 $1.503958 $1.655847 $1.483723 $1.443076 $1.485846 $1.486471 $1.322389 $1.224178 $1.295746	$2.027866 $1.742753 $1.503958 $1.655847 $1.483723 $1.443076 $1.485846 $1.486471 $1.322389 $1.224178	4,158,846.681 4,835,950.752 5,770,343.528 7,375,199.627 8,802,956.161 10,409,725.318 11,309,294.633 12,072,281.010 12,760,628.878 13,216,295.000
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception Date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.505491 $9.314045 $10.270581 $9.283662 $9.406129 $9.905250 $9.998614	$11.000044 $10.505491 $9.314045 $10.270581 $9.283662 $9.406129 $9.905250	89,466.615 109,828.575 112,184.412 112,334.021 112,346.036 99,978.827 33,051.418
TA MSCI EAFE Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$11.026414 $9.273609 $11.013716 $9.998493	$11.671856 $11.026414 $9.273609 $11.013716	0.000 0.000 2,719.618 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.131147 $1.783906 $1.888096 $1.687004 $1.593882 $1.622000 $1.492856 $1.289312 $1.166712 $1.143593	$2.422500 $2.131147 $1.783906 $1.888096 $1.687004 $1.593882 $1.622000 $1.492856 $1.289312 $1.166712	3,171,503.940 3,308,744.297 4,002,172.774 4,841,277.541 4,958,301.819 4,946,435.360 5,155,433.115 4,843,474.912 4,597,209.868 3,547,286.817
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.254645 $1.066193 $1.165256 $1.057681 $1.020708 $1.065177 $1.004616 $0.913472 $0.920039 $0.968645	$1.342970 $1.254645 $1.066193 $1.165256 $1.057681 $1.020708 $1.065177 $1.004616 $0.913472 $0.920039	2,398,459.835 2,604,813.426 2,900,121.389 3,524,370.972 4,262,579.837 5,549,506.023 3,931,536.405 3,587,663.003 4,192,858.482 3,637,132.875
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.181793 $1.022302 $1.096202 $1.009820 $0.978248 $1.015982 $0.950344 $0.893621 $0.895237 $0.983823	$1.276987 $1.181793 $1.022302 $1.096202 $1.009820 $0.978248 $1.015982 $0.950344 $0.893621 $0.895237	743,987.122 548,247.736 589,460.582 847,514.561 904,064.151 1,128,080.828 1,314,060.335 1,513,407.228 1,012,242.699 1,039,664.001
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.235958 $1.034069 $1.139256 $1.008967 $0.978415 $1.030661 $0.985183 $0.857782 $0.866452 $0.996956	$1.325777 $1.235958 $1.034069 $1.139256 $1.008967 $0.978415 $1.030661 $0.985183 $0.857782 $0.866452	655,514.546 734,251.493 955,512.093 1,032,897.431 1,555,603.769 1,412,494.405 809,098.430 547,274.401 364,976.863 563,207.365
66

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.447833 $1.360634 $1.398146 $1.358733 $1.348398 $1.364263 $1.329750 $1.390809 $1.318054 $1.265142	$1.529064 $1.447833 $1.360634 $1.398146 $1.358733 $1.348398 $1.364263 $1.329750 $1.390809 $1.318054	4,192,522.285 4,891,041.605 5,893,622.589 6,841,193.703 7,515,510.087 9,249,735.120 9,839,919.431 13,306,091.387 16,611,637.116 13,093,970.060
TA PineBridge Inflation Opportunities - Service Class Subaccount Inception Date May 1, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.024600 $0.963028 $0.994862 $0.981026 $0.961102 $1.006309 $0.989977 $1.113096 $1.065040 $1.000000	$1.095049 $1.024600 $0.963028 $0.994862 $0.981026 $0.961102 $1.006309 $0.989977 $1.113096 $1.065040	613,878.390 733,255.849 1,183,216.265 1,010,471.768 1,245,016.053 1,650,408.306 2,235,537.597 2,298,513.376 4,505,802.712 2,345,673.577
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.023398 $0.041616 $0.039745 $0.059730 $0.079501 $0.087228 $0.119204 $0.220871 $0.318340 $0.404424	$0.010693 $0.023398 $0.041616 $0.039745 $0.059730 $0.079501 $0.087228 $0.119204 $0.220871 $0.318340	16,098,720.779 11,732,101.149 17,116,979.113 8,479,753.318 10,443,109.520 8,579,366.936 5,319,504.074 3,866,082.993 7,074,714.613 7,896,840.872
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.225299 $1.120275 $1.173331 $1.068265 $1.058355 $1.102373 $1.082096 $1.027806 $0.978990 $1.000000	$1.284968 $1.225299 $1.120275 $1.173331 $1.068265 $1.058355 $1.102373 $1.082096 $1.027806 $0.978990	1,620,420.547 1,801,884.744 1,976,319.711 2,314,432.334 2,813,172.478 3,149,028.431 3,696,759.615 4,405,984.226 5,917,737.824 1,877,411.764
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.286123 $1.174614 $1.270297 $1.073797 $1.070937 $1.165292 $1.148078 $1.002173 $0.918658 $1.000000	$1.238341 $1.286123 $1.174614 $1.270297 $1.073797 $1.070937 $1.165292 $1.148078 $1.002173 $0.918658	1,208,031.440 1,290,317.736 1,520,557.095 1,747,826.471 1,791,125.317 2,230,331.408 4,534,907.518 4,569,552.685 2,033,036.421 2,118,920.560
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.256700 $1.150074 $1.220618 $1.075238 $1.070109 $1.136930 $1.115909 $1.021349 $0.959215 $1.000000	$1.275822 $1.256700 $1.150074 $1.220618 $1.075238 $1.070109 $1.136930 $1.115909 $1.021349 $0.959215	2,397,321.913 2,678,117.780 3,180,824.317 3,753,101.061 4,289,615.520 4,817,061.698 6,972,267.050 8,487,367.559 3,749,610.523 561,243.938
67

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Rothschild & Co Large Cap Value - Service Class(5) Subaccount Inception Date May 1, 2018	2020 2019 2018	$1.028993 $0.894458 $0.996972	$1.005658 $1.028993 $0.894458	7,762.347 6,727.908 0.000
TA S&P 500 Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$13.404401 $10.429692 $11.181672 $9.998493	$15.526733 $13.404401 $10.429692 $11.181672	3,795.394 738.314 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount Inception Date July 5, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.452349 $1.996173 $2.297716 $2.027315 $1.706619 $1.784417 $1.729437 $1.292896 $1.133210 $1.186356	$2.501536 $2.452349 $1.996173 $2.297716 $2.027315 $1.706619 $1.784417 $1.729437 $1.292896 $1.133210	323,990.547 462,176.676 466,299.833 769,781.738 823,178.144 768,583.134 890,577.098 1,061,202.283 1,055,697.316 1,146,176.041
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.974862 $2.285242 $2.506829 $2.089231 $1.914075 $1.905558 $1.824060 $1.290932 $1.137656 $1.139719	$3.606793 $2.974862 $2.285242 $2.506829 $2.089231 $1.914075 $1.905558 $1.824060 $1.290932 $1.137656	822,443.364 884,467.798 905,593.167 1,250,480.135 1,369,115.027 1,522,928.003 1,895,824.493 2,776,829.968 1,352,106.848 1,197,448.131
TA TS&W International Equity - Service Class Subaccount Inception Date July 5, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.203460 $1.013708 $1.223011 $1.013988 $1.023341 $1.030034 $1.107117 $0.907488 $0.792697 $0.943609	$1.256723 $1.203460 $1.013708 $1.223011 $1.013988 $1.023341 $1.030034 $1.107117 $0.907488 $0.792697	189,224.746 189,078.812 209,588.561 410,790.043 404,021.154 560,421.546 1,275,952.005 2,845,637.750 678,685.365 667,165.900
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.397267 $1.745442 $1.775891 $1.401493 $1.389939 $1.325917 $1.216650 $0.936427 $0.843889 $0.893304	$3.227942 $2.397267 $1.745442 $1.775891 $1.401493 $1.389939 $1.325917 $1.216650 $0.936427 $0.843889	706,885.421 836,704.215 307,501.364 353,692.195 471,566.400 1,102,317.678 1,552,301.062 1,806,732.412 1,072,133.262 1,290,731.867

Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.104733 $1.813555 $1.973815 $1.738612 $1.695364 $1.704674 $1.620969 $1.419893 $1.275667 $1.340179	$2.257689 $2.104733 $1.813555 $1.973815 $1.738612 $1.695364 $1.704674 $1.620969 $1.419893 $1.275667	0.000 0.000 0.000 0.000 0.000 14,642.056 15,238.175 15,839.379 16,397.426 16,397.426
68

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.311948 $1.901197 $2.052734 $1.759315 $1.610036 $1.613586 $1.500793 $1.133452 $0.982776 $0.941786	$2.330641 $2.311948 $1.901197 $2.052734 $1.759315 $1.610036 $1.613586 $1.500793 $1.133452 $0.982776	6,149.107 7,169.740 8,351.565 9,572.626 10,987.620 12,642.192 14,207.905 25,464.819 20,420.988 175,497.898
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.485018 $1.879974 $1.867787 $1.441837 $1.431845 $1.312946 $1.172361 $0.869862 $0.757722 $0.800240	$3.303936 $2.485018 $1.879974 $1.867787 $1.441837 $1.431845 $1.312946 $1.172361 $0.869862 $0.757722	0.000 0.000 0.000 0.000 6,103.574 25,514.661 25,514.661 25,514.661 36,341.459 71,654.846
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.938422 $1.587553 $1.688895 $1.478406 $1.404697 $1.422741 $1.314527 $1.120209 $0.991794 $1.048229	$2.328920 $1.938422 $1.587553 $1.688895 $1.478406 $1.404697 $1.422741 $1.314527 $1.120209 $0.991794	0.000 0.000 0.000 0.000 0.000 0.000 60,610.551 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.903049 $2.247912 $2.447758 $2.046292 $1.930716 $1.954458 $1.779327 $1.381167 $1.208940 $1.264042	$3.719399 $2.903049 $2.247912 $2.447758 $2.046292 $1.930716 $1.954458 $1.779327 $1.381167 $1.208940	27,608.229 42,541.543 45,625.440 54,659.669 57,820.713 123,623.329 129,720.313 169,505.894 1,262,158.595 5,206,609.951
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.377200 $1.901088 $2.113033 $1.906610 $1.646422 $1.747675 $1.637641 $1.302270 $1.130977 $1.142130	$2.489227 $2.377200 $1.901088 $2.113033 $1.906610 $1.646422 $1.747675 $1.637641 $1.302270 $1.130977	1,669.206 1,804.032 3,620.614 4,137.529 8,849.780 22,525.261 61,035.746 117,744.327 111,980.460 335,344.103
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.700291 $1.953694 $1.769996 $1.340847 $1.362046 $1.314293 $1.193397 $0.881980 $0.751404 $0.749024	$4.469060 $2.700291 $1.953694 $1.769996 $1.340847 $1.362046 $1.314293 $1.193397 $0.881980 $0.751404	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 6,428.572
69

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.440457 $1.851610 $1.890504 $1.425347 $1.440880 $1.370059 $1.254512 $0.937646 $0.833190 $0.847189	$3.446419 $2.440457 $1.851610 $1.890504 $1.425347 $1.440880 $1.370059 $1.254512 $0.937646 $0.833190	4,688.085 5,425.604 6,278.807 7,160.276 8,180.921 9,358.272 15,056.553 41,392.604 84,068.680 175,474.642
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.150799 $3.425515 $4.085982 $3.445590 $3.129201 $3.233507 $3.099886 $2.319143 $2.057917 $2.346471	$4.813021 $4.150799 $3.425515 $4.085982 $3.445590 $3.129201 $3.233507 $3.099886 $2.319143 $2.057917	14,515.219 27,141.223 28,745.847 28,936.660 30,114.139 39,203.694 35,549.361 67,376.522 760,184.254 2,241,672.353
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.743726 $2.079806 $2.562779 $2.187449 $2.034776 $2.136526 $2.038990 $1.592074 $1.273734 $1.423359	$2.915669 $2.743726 $2.079806 $2.562779 $2.187449 $2.034776 $2.136526 $2.038990 $1.592074 $1.273734	25,026.699 24,890.138 32,740,841 42,781.520 35,953.697 64,794.134 77,660.839 66,479.656 842,832.907 1,148,815.966
Franklin Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.148112 $1.829002 $2.059412 $1.875441 $1.690636 $1.835614 $1.818636 $1.496889 $1.323222 $1.369903	$2.358077 $2.148112 $1.829002 $2.059412 $1.875441 $1.690636 $1.835614 $1.818636 $1.496889 $1.323222	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 5,670.888
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.518216 $1.329728 $1.412595 $1.309195 $1.167077 $1.276374 $1.240189 $1.106404 $0.998427 $0.991236	$1.503921 $1.518216 $1.329728 $1.412595 $1.309195 $1.167077 $1.276374 $1.240189 $1.106404 $0.998427	0.000 0.000 8,089.203 9,531.022 11,050.228 12,726.563 39,288.278 41,287.688 345,464.871 797,499.390
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.443146 $1.196802 $1.337972 $1.255205 $1.099328 $1.175499 $1.115456 $0.884025 $0.786640 $0.808020	$1.348102 $1.443146 $1.196802 $1.337972 $1.255205 $1.099328 $1.175499 $1.115456 $0.884025 $0.786640	0.000 0.000 132.150 351.038 351.038 2,187.575 3,581.476 5,502.051 128,880.613 132,760.408
70

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27,2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$2.309928 $1.721101 $1.820487 $1.456728 $1.451420 $1.408466 $1.323585 $0.962417 $1.000000	$3.226805 $2.309928 $1.721101 $1.820487 $1.456728 $1.451420 $1.408466 $1.323585 $0.962417	12,144.715 12,694.006 13,330.045 13,987.205 14,748.733 15,627.790 16,481.644 21,522.752 53,038.414
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.029065 $1.526042 $1.561755 $1.249102 $1.132565 $1.109467 $1.004772 $0.773516 $0.672165 $0.694709	$2.379053 $2.029065 $1.526042 $1.561755 $1.249102 $1.132565 $1.109467 $1.004772 $0.773516 $0.672165	0.000 0.000 170,918 454.041 454.041 2,829.455 4,632.344 7,116.446 66,488.111 260,039.320
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.226154 $0.968342 $1.059454 $0.850065 $0.848631 $0.885057 $0.839380 $0.666178 $0.565018 $0.667727	$1.444633 $1.226154 $0.968342 $1.059454 $0.850065 $0.848631 $0.885057 $0.839380 $0.666178 $0.565018	7,677.544 7,677.544 7,677.544 7,677.544 7,677.544 11,756.357 12,240.226 12,979.701 399,295.373 2,061,247.329
Janus Henderson Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.734763 $2.137573 $2.521541 $2.255558 $1.930450 $2.037507 $1.909945 $1.543179 $1.415964 $1.483526	$3.657757 $2.734763 $2.137573 $2.521541 $2.255558 $1.930450 $2.037507 $1.909945 $1.543179 $1.415964	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 51,556.476
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.432996 $2.470093 $2.554969 $2.055686 $1.920534 $1.995032 $2.192259 $1.577982 $1.326867 $1.506858	$4.916844 $3.432996 $2.470093 $2.554969 $2.055686 $1.920534 $1.995032 $2.192259 $1.577982 $1.326867	11,884.467 12,456.285 13,202.005 14,024.693 19,576.458 36,583.961 39,218.173 48,923.929 100,845.603 206,224.171
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.116456 $1.791073 $1.934367 $1.755137 $1.639495 $1.676264 $1.574257 $1.347697 $1.235014 $1.235752	$2.280245 $2.116456 $1.791073 $1.934367 $1.755137 $1.639495 $1.676264 $1.574257 $1.347697 $1.235014	0.000 0.000 0.000 0.000 3,552.248 15,309.335 15,309.335 50,614.525 1,570,413.146 2,551,536.322
71

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.997935 $0.901463 $1.083788 $0.944032 $0.895331 $0.973312 $1.113316 $0.920281 $0.791275 $0.900033	$0.970361 $0.997935 $0.901463 $1.083788 $0.944032 $0.895331 $0.973312 $1.113316 $0.920281 $0.791275	2,775.451 2,775.451 2,775.451 2,775.451 2,775.451 25,058.993 25,966.214 26,881.243 144,366.142 215,600.318
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 2, 1998	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.403166 $2.138824 $2.226656 $2.106508 $1.856369 $1.970204 $1.926107 $1.836727 $1.590871 $1.543449	$2.483351 $2.403166 $2.138824 $2.226656 $2.106508 $1.856369 $1.970204 $1.926107 $1.836727 $1.590871	0.000 0.000 0.000 0.000 0.000 5,906.246 5,178.188 4,884.847 220,384.631 350,605.273
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 2, 1998	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.260894 $2.016452 $2.106981 $1.997576 $1.765583 $1.875348 $1.839955 $1.759012 $1.527055 $1.484824	$2.328240 $2.260894 $2.016452 $2.106981 $1.997576 $1.765583 $1.875348 $1.839955 $1.759012 $1.527055	44,956.986 50,811.485 50,811.485 50,853.411 53,314.877 62,838.840 71,082.943 80,405.134 98,422.711 120,808.171
TA Aegon Sustainable Equity Income - Initial Class(4) Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.866415 $2.351502 $2.701219 $2.358247 $2.085954 $2.199443 $1.993164 $1.555579 $1.415445 $1.400446	$2.612527 $2.866415 $2.351502 $2.701219 $2.358247 $2.085954 $2.199443 $1.993164 $1.555579 $1.415445	1,539.138 1,616.337 7,876.839 7,974.089 0.000 162.828 0.000 0.000 1,694,889.826 5,114,148.516
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.081659 $2.534934 $2.918011 $2.554083 $2.265563 $2.394709 $2.174647 $1.701350 $1.551607 $1.539335	$2.801566 $3.081659 $2.534934 $2.918011 $2.554083 $2.265563 $2.394709 $2.174647 $1.701350 $1.551607	27,565.504 29,056.851 36,703.983 39,562.862 79,783.207 98,884.259 130,288.718 151,369.476 161,312.735 250,194.817
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date August 3, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.951553 $1.860913 $1.886939 $1.868353 $1.893410 $1.922751 $1.867539 $1.941771 $1.877423 $1.773434	$2.092192 $1.951553 $1.860913 $1.886939 $1.868353 $1.893410 $1.922751 $1.867539 $1.941771 $1.877423	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 287,413.393 677,939.640
72

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date August 3, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.274141 $1.217844 $1.237876 $1.229239 $1.247723 $1.270541 $1.236824 $1.289293 $1.249874 $1.184157	$1.362052 $1.274141 $1.217844 $1.237876 $1.229239 $1.247723 $1.270541 $1.236824 $1.289293 $1.249874	36,257.526 39,151.858 134,216.533 146,344.794 149,525.159 160,177.902 205,888.642 313,986.955 351,280.382 330,928.161
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.274141 $1.217844 $1.237876 $1.229239 $1.247723 $1.270541 $1.236824 $1.289293 $1.249874 $1.184157	$1.362052 $1.274141 $1.217844 $1.237876 $1.229239 $1.247723 $1.270541 $1.236824 $1.289293 $1.249874	8,230.859 21,470.398 161,443.598 48,648.382 280,463.623 140,295.858 111,571.302 123,091.229 696,306.262 1,144,348.520
TA BlackRock Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.964269 $2.406876 $2.721416 $2.484933 $2.510121 $2.566990 $2.297682 $2.248019 $1.824539 $1.967462	$2.906948 $2.964269 $2.406876 $2.721416 $2.484933 $2.510121 $2.566990 $2.297682 $2.248019 $1.824539	0.000 0.000 0.000 0.000 0.000 1,007.295 315.402 66.770 212,232.733 1,059,506.911
TA BlackRock Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.908525 $2.367383 $2.683808 $2.457315 $2.487329 $2.550604 $2.288459 $2.243045 $1.824519 $1.973132	$2.846775 $2.908525 $2.367383 $2.683808 $2.457315 $2.487329 $2.550604 $2.288459 $2.243045 $1.824519	6,685.005 6,685.005 8,084.535 8,244.810 18,158.271 24,538.269 25,287.689 27,074.327 33,795.265 33,214.529
TA BlackRock Government Money Market - Initial Class Subaccount Inception Date July 5, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.177170 $1.173454 $1.171761 $1.190995 $1.210526 $1.230443 $1.250681 $1.271250 $1.292276 $1.313471	$1.161407 $1.177170 $1.173454 $1.171761 $1.190995 $1.210526 $1.230443 $1.250681 $1.271250 $1.292276	0.000 0.000 0.000 0.000 0.000 56,546.165 71,866.055 58,086.726 1,025,755.610 2,178,411.641
TA BlackRock Government Money Market - Service Class Subaccount Inception Date July 5, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.906059 $0.905463 $0.912859 $0.927808 $0.943047 $0.958561 $0.974303 $0.990348 $1.006739 $1.023242	$0.893566 $0.906059 $0.905463 $0.912859 $0.927808 $0.943047 $0.958561 $0.974303 $0.990348 $1.006739	800,929.833 180,606.531 397,358.902 43,935.774 79,525.427 270,197.765 426,025.520 370,285.388 373,346.170 538,252.616
73

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock iShares Edge 40 - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.832038 $1.615041 $1.712699 $1.586330 $1.577350 $1.604593 $1.545161 $1.465381 $1.403495 $1.401178	$1.976182 $1.832038 $1.615041 $1.712699 $1.586330 $1.577350 $1.604593 $1.545161 $1.465381 $1.403495	0.000 0.000 0.000 0.000 0.000 1,298.982 353.346 396.710 167,496.849 200,164.964
TA BlackRock iShares Edge 40- Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.816232 $1.603966 $1.706120 $1.583450 $1.578113 $1.610907 $1.554247 $1.478095 $1.420292 $1.420036	$1.955652 $1.816232 $1.603966 $1.706120 $1.583450 $1.578113 $1.610907 $1.554247 $1.478095 $1.420292	6,344.789 9,110.186 16,210.653 28,014.412 27,995.483 28,256.179 92,548.980 284,712.127 391,570.210 693,648.310
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.670829 $1.450996 $1.543187 $1.404516 $1.360839 $1.385021 $1.339947 $1.212389 $1.120311 $1.097671	$1.860475 $1.670829 $1.450996 $1.543187 $1.404516 $1.360839 $1.385021 $1.339947 $1.212389 $1.120311	20,391.323 23,620.712 67,273.071 75,053.709 80,022.615 97,239.005 137,529.535 108,284.143 497,614.322 601,326.071
TA International Growth - Initial Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.640106 $1.305723 $1.612997 $1.288481 $1.308653 $1.329243 $1.424907 $1.226517 $1.020705 $1.153536	$1.950655 $1.640106 $1.305723 $1.612997 $1.288481 $1.308653 $1.329243 $1.424907 $1.226517 $1.020705	0.000 0.000 0.000 0.000 0.000 797.145 0.008 6,782.720 433,576.706 2,363,988.452
TA International Growth - Service Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.513895 $2.005742 $2.485139 $1.989234 $2.024674 $2.063087 $2.217082 $1.913640 $1.596224 $1.807190	$2.982168 $2.513895 $2.005742 $2.485139 $1.989234 $2.024674 $2.063087 $2.217082 $1.913640 $1.596224	49,618.597 52,423.001 59,615.929 66,294.152 75,509.556 88,658.055 76,568.449 69,910.170 44,403.697 54,148.499
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.114548 $1.572255 $1.618063 $1.274857 $1.322871 $1.415961 $1.439119 $1.051340 $0.979802 $1.067561	$2.479704 $2.114548 $1.572255 $1.618063 $1.274857 $1.322871 $1.415961 $1.439119 $1.051340 $0.979802	0.000 0.000 0.000 0.000 0.000 11,086.911 5,727.103 10,194.756 232,637.121 679,390.988
74

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.613988 $2.694677 $2.779908 $2.194876 $2.283597 $2.450233 $2.497191 $1.828439 $1.708815 $1.866045	$4.228425 $3.613988 $2.694677 $2.779908 $2.194876 $2.283597 $2.450233 $2.497191 $1.828439 $1.708815	24,630.329 24,460.423 25,564.112 26,787.636 31,666.731 48,245.477 57,622.560 61,113.043 60,662.406 71,821.684
TA JPMorgan Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.878301 $1.676256 $1.774668 $1.599037 $1.553539 $1.610697 $1.602198 $1.489153 $1.408742 $1.394894	$2.059780 $1.878301 $1.676256 $1.774668 $1.599037 $1.553539 $1.610697 $1.602198 $1.489153 $1.408742	0.000 0.000 0.000 0.000 0.000 46,299.727 7,539.210 3,324.435 1,447,689.802 2,971,542.473
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.926240 $1.724384 $1.831395 $1.653728 $1.611579 $1.674076 $1.669162 $1.555314 $1.474977 $1.464725	$2.108103 $1.926240 $1.724384 $1.831395 $1.653728 $1.611579 $1.674076 $1.669162 $1.555314 $1.474977	724,514.442 775,282.166 1,111,424.190 1,251,534.559 1,346,275.085 1,316,692.047 1,641,474.042 2,545,959.391 2,921,253.043 3,324,271.678
TA JPMorgan Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.326664 $1.876261 $2.128657 $1.736025 $1.663501 $1.724249 $1.706132 $1.367611 $1.234743 $1.326967	$2.855144 $2.326664 $1.876261 $2.128657 $1.736025 $1.663501 $1.724249 $1.706132 $1.367611 $1.234743	0.000 0.000 0.000 0.000 0.000 706.817 0.010 55.566 1,178,918.708 3,427,021.430
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.693715 $2.175531 $2.476758 $2.024180 $1.944320 $2.019141 $2.003635 $1.611441 $1.457556 $1.571048	$3.295523 $2.693715 $2.175531 $2.476758 $2.024180 $1.944320 $2.019141 $2.003635 $1.611441 $1.457556	420,882.593 532,459.406 633,355.281 724,698.798 764,025.093 795,399.947 805,669.777 881,947.055 1,120,539.520 1,413,830.635
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.218541 $1.879117 $2.055646 $1.744501 $1.664254 $1.730358 $1.714819 $1.460110 $1.341519 $1.391624	$2.511365 $2.218541 $1.879117 $2.055646 $1.744501 $1.664254 $1.730358 $1.714819 $1.460110 $1.341519	0.000 0.000 0.000 0.000 0.000 362.307 0.000 2,529.231 3,539,266.381 6,511,722.099
75

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.449749 $2.078806 $2.280236 $1.939627 $1.855509 $1.934882 $1.919815 $1.639313 $1.509868 $1.570475	$2.763403 $2.449749 $2.078806 $2.280236 $1.939627 $1.855509 $1.934882 $1.919815 $1.639313 $1.509868	1,488,671.239 1,648,682.983 2,009,975.952 2,447,692.268 2,659,661.692 3,090,753.273 4,001,384.007 4,333,275.639 4,678,653.397 5,011,084.068
TA JPMorgan Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.078866 $1.815122 $1.944964 $1.697443 $1.634424 $1.699240 $1.680773 $1.505281 $1.398309 $1.413048	$2.302908 $2.078866 $1.815122 $1.944964 $1.697443 $1.634424 $1.699240 $1.680773 $1.505281 $1.398309	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 6,179,410.564 15,987,184.820
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.210307 $1.933908 $2.077118 $1.818195 $1.755834 $1.830140 $1.813032 $1.627573 $1.516411 $1.536886	$2.441400 $2.210307 $1.933908 $2.077118 $1.818195 $1.755834 $1.830140 $1.813032 $1.627573 $1.516411	1,905,680.676 2,199,258.375 2,576,178.568 2,743,506.921 3,046,311.120 3,539,211.933 4,187,689.256 4,963,364.847 5,700,142.252 6,183,222.201
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.825788 $2.967837 $3.210095 $2.693190 $2.458441 $2.500848 $2.226311 $1.707718 $1.492075 $1.505515	$4.522645 $3.825788 $2.967837 $3.210095 $2.693190 $2.458441 $2.500848 $2.226311 $1.707718 $1.492075	0.000 0.000 0.000 0.000 0.000 17,394.920 17,242.385 14,599.302 57,863.910 160,487.311
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.421888 $2.661557 $2.886008 $2.428005 $2.220962 $2.265638 $2.020742 $1.554530 $1.361229 $1.377123	$4.034919 $3.421888 $2.661557 $2.886008 $2.428005 $2.220962 $2.265638 $2.020742 $1.554530 $1.361229	33,321.474 32,251.148 32,252.622 32,254.126 32,255.660 46,470.165 63,368.552 49,774.079 21,395.554 30,013.788
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.187318 $1.026201 $1.184286 $0.990996 $0.996591 $1.032510 $1.057889 $0.956156 $0.864146 $0.949963	$1.337895 $1.187318 $1.026201 $1.184286 $0.990996 $0.996591 $1.032510 $1.057889 $0.956156 $0.864146	123,703.157 155,283.823 164,931.047 174,014.680 196,783.756 247,668.962 249,036.023 290,896.132 395,177.388 407,695.786
76

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.759996 $2.226701 $2.575125 $2.312525 $2.056922 $2.154162 $1.904313 $1.472415 $1.244913 $1.243896	$2.743270 $2.759996 $2.226701 $2.575125 $2.312525 $2.056922 $2.154162 $1.904313 $1.472415 $1.244913	16,674.106 16,674.106 16,766.096 16,918.474 16,918.474 14,239.899 15,210.226 16,547.180 391,342.238 1,746,280.706
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.439424 $1.265213 $1.347460 $1.207372 $1.182854 $1.224036 $1.190094 $1.085619 $1.018128 $1.019934	$1.475375 $1.439424 $1.265213 $1.347460 $1.207372 $1.182854 $1.224036 $1.190094 $1.085619 $1.018128	67,876.752 67,876.752 181,694.392 181,979.647 453,091.221 472,330.136 202,563.542 183,127.843 111,157.097 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.431907 $1.297372 $1.368093 $1.252438 $1.223188 $1.251978 $1.209253 $1.143767 $1.090563 $1.074408	$1.477857 $1.431907 $1.297372 $1.368093 $1.252438 $1.223188 $1.251978 $1.209253 $1.143767 $1.090563	127,286.372 134,045.872 140,344.859 150,860.729 0.000 0.000 0.000 0.000 112,064.439 112,345.304
TA Managed Risk - Growth ETF - Service Class Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.514515 $1.289266 $1.411711 $1.211213 $1.176223 $1.239185 $1.211522 $1.036789 $0.944813 $1.152543	$1.552750 $1.514515 $1.289266 $1.411711 $1.211213 $1.176223 $1.239185 $1.211522 $1.036789 $0.944813	68,468.228 103,521.508 103,521.508 103,521.508 169,159.711 312,785.966 313,586.376 235,470.972 210,749.077 0.000
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.922238 $3.222070 $3.070360 $2.173371 $2.260301 $2.055317 $1.970916 $1.351378 $1.188929 $1.283014	$8.406884 $3.922238 $3.222070 $3.070360 $2.173371 $2.260301 $2.055317 $1.970916 $1.351378 $1.188929	0.000 0.000 0.000 0.000 0.000 2,382.937 0.375 25,985.330 172,769.847 663,397.743
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.713277 $3.880291 $3.706182 $2.629455 $2.741363 $2.500299 $2.402510 $1.651359 $1.457191 $1.575542	$10.075538 $4.713277 $3.880291 $3.706182 $2.629455 $2.741363 $2.500299 $2.402510 $1.651359 $1.457191	33,662.837 36,841.791 10,896.807 11,131.303 9,737.599 11,427.816 18,370.896 76,497.332 16,048.018 15,330.333
77

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.830519 $2.362859 $2.493292 $2.220419 $2.092203 $2.122168 $1.946744 $1.675669 $1.513268 $1.478503	$3.227244 $2.830519 $2.362859 $2.493292 $2.220419 $2.092203 $2.122168 $1.946744 $1.675669 $1.513268	0.000 0.000 0.000 0.000 0.000 99.654 0.000 0.000 200,584.053 111,202.091
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.838566 $2.374898 $2.512369 $2.243683 $2.118796 $2.155117 $1.982546 $1.711390 $1.547885 $1.516479	$3.228205 $2.838566 $2.374898 $2.512369 $2.243683 $2.118796 $2.155117 $1.982546 $1.711390 $1.547885	59,767.897 70,332.282 71,918.672 63,263.102 64,199.184 82,883.600 125,691.802 59,654.561 60,337.273 64,622.514
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.667966 $1.563909 $1.600331 $1.550898 $1.534803 $1.549430 $1.504669 $1.569458 $1.483487 $1.418945	$1.766986 $1.667966 $1.563909 $1.600331 $1.550898 $1.534803 $1.549430 $1.504669 $1.569458 $1.483487	0.000 0.000 0.000 0.000 0.000 16,783.023 1,683.247 127.891 1,211,176.888 2,355,301.334
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.492071 $1.401521 $1.439444 $1.398184 $1.386871 $1.402501 $1.366358 $1.428399 $1.353007 $1.298055	$1.576560 $1.492071 $1.401521 $1.439444 $1.398184 $1.386871 $1.402501 $1.366358 $1.428399 $1.353007	188,893.899 351,918.067 151,268.921 153,466.872 158,889.909 161,620.702 266,199.773 344,513.108 549,940.474 719,436.535
TA Small/Mid Cap Value - Initial Class Subaccount Inception Date July 5, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$13.263249 $10.761600 $12.356059 $10.868879 $9.120867 $9.510326 $9.187222 $6.850709 $5.983803 $6.248400	$13.275042 $13.263249 $10.761600 $12.356059 $10.868879 $9.120867 $9.510326 $9.187222 $6.850709 $5.983803	0.000 0.000 0.000 0.000 0.000 2,046.780 1,651.258 11,793.838 5,278.040 189,066.200
TA Small Mid Cap Value - Service Class Subaccount Inception Date July 5, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.466757 $2.006919 $2.308947 $2.036236 $1.713278 $1.790493 $1.734470 $1.296030 $1.135393 $1.188049	$2.517469 $2.466757 $2.006919 $2.308947 $2.036236 $1.713278 $1.790493 $1.734470 $1.296030 $1.135393	8,600.858 8,983.167 9,330.064 23,677.375 23,958.196 21,122.841 22,463.112 33,477.286 5,703.724 11,308.076
78

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.948744 $2.257578 $2.469979 $2.051314 $1.874712 $1.860381 $1.774831 $1.252237 $1.100351 $1.099853	$3.584378 $2.948744 $2.257578 $2.469979 $2.051314 $1.874712 $1.860381 $1.774831 $1.252237 $1.100351	0.000 0.000 0.000 0.000 0.000 104.985 0.000 27,073.363 445,340.974 2,306,717.505
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$5.038154 $3.868338 $4.241349 $3.533090 $3.235294 $3.219304 $3.080107 $2.178803 $1.919155 $1.921682	$6.111370 $5.038154 $3.868338 $4.241349 $3.533090 $3.235294 $3.219304 $3.080107 $2.178803 $1.919155	25,463.646 36,457.828 45,138.741 53,678.914 78,340.013 107,079.850 110,463.392 136,229.718 92,389.920 99,044.053
TA TS&W International Equity - Initial Class Subaccount Inception Date July 5, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.070792 $1.737820 $2.092356 $1.730343 $1.740084 $1.745815 $1.871666 $1.530080 $1.332280 $1.580098	$2.170446 $2.070792 $1.737820 $2.092356 $1.730343 $1.740084 $1.745815 $1.871666 $1.530080 $1.332280	0.000 0.000 0.000 0.000 0.000 12,968.904 13,646.109 22,283.362 66,184.952 666,996.174
TA TS&W International Equity - Service Class Subaccount Inception Date July 5, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.319261 $1.952629 $2.354635 $1.951235 $1.968272 $1.980173 $2.127308 $1.742871 $1.521660 $1.810448	$2.423104 $2.319261 $1.952629 $2.354635 $1.951235 $1.968272 $1.980173 $2.127308 $1.742871 $1.521660	6,685.922 44,056.271 44,199.380 37,987.444 35,247.579 33,969.660 29,968.709 29,562.746 49,639.045 44,343.068
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.286961 $1.659950 $1.683944 $1.324835 $1.309819 $1.246103 $1.140077 $0.874866 $0.785876 $0.829795	$3.089008 $2.286961 $1.659950 $1.683944 $1.324835 $1.309819 $1.246103 $1.140077 $0.874866 $0.785876	0.000 0.000 0.000 0.000 0.000 123.137 0.016 60,756.188 1,576,692.938 3,200,879.642
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.007075 $2.916098 $2.965508 $2.339172 $2.318747 $2.210860 $2.027678 $1.559892 $1.405046 $1.486593	$5.398215 $4.007075 $2.916098 $2.965508 $2.339172 $2.318747 $2.210860 $2.027678 $1.559892 $1.405046	74,897.151 86,429.782 92,803.821 120,396.534 153,193.283 239,842.857 267,479.242 281,771.750 228,429.483 247,106.167

79

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.376581 $1.951467 $2.103881 $1.800503 $1.645299 $1.646494 $1.529132 $1.153153 $0.998373 $0.955329	$2.399356 $2.376581 $1.951467 $2.103881 $1.800503 $1.645299 $1.646494 $1.529132 $1.153153 $0.998373	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 60,497.833 114,862.651
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.554479 $1.929676 $1.914321 $1.475587 $1.463217 $1.339730 $1.194513 $0.884994 $0.769766 $0.811761	$3.401302 $2.554479 $1.929676 $1.914321 $1.475587 $1.463217 $1.339730 $1.194513 $0.884994 $0.769766	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 122,509.506 197,972.696
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.988663 $2.310793 $2.512482 $2.097303 $1.975939 $1.997278 $1.815642 $1.407273 $1.229966 $1.284131	$3.834755 $2.988663 $2.310793 $2.512482 $2.097303 $1.975939 $1.997278 $1.815642 $1.407273 $1.229966	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 150,290.541 759,697.224
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.447356 $1.954304 $2.168974 $1.954202 $1.685028 $1.786006 $1.671085 $1.326902 $1.150656 $1.160284	$2.566482 $2.447356 $1.954304 $2.168974 $1.954202 $1.685028 $1.786006 $1.671085 $1.326902 $1.150656	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 55,575.680 207,692.096
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.779624 $2.008126 $1.816606 $1.374134 $1.393810 $1.342949 $1.217617 $0.898556 $0.764395 $0.760866	$4.607160 $2.779624 $2.008126 $1.816606 $1.374134 $1.393810 $1.342949 $1.217617 $0.898556 $0.764395	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.508865 $1.900700 $1.937751 $1.458811 $1.472532 $1.398090 $1.278281 $0.954001 $0.846465 $0.859417	$3.548278 $2.508865 $1.900700 $1.937751 $1.458811 $1.472532 $1.398090 $1.278281 $0.954001 $0.846465	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 58,438.110 164,735.969
80

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.273222 $3.521340 $4.194047 $3.531509 $3.202499 $3.304358 $3.163136 $2.362972 $2.093700 $2.383749	$4.962295 $4.273222 $3.521340 $4.194047 $3.531509 $3.202499 $3.304358 $3.163136 $2.362972 $2.093700	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 74,139.837 198,708.650
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.816311 $2.131674 $2.622782 $2.235368 $2.076295 $2.176892 $2.074441 $1.617356 $1.292052 $1.441694	$2.997235 $2.816311 $2.131674 $2.622782 $2.235368 $2.076295 $2.176892 $2.074441 $1.617356 $1.292052	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 116,023.756 194,208.978
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.549641 $1.352885 $1.435058 $1.328062 $1.182143 $1.290946 $1.252502 $1.115734 $1.005351 $0.996636	$1.534646 $1.549641 $1.352885 $1.435058 $1.328062 $1.182143 $1.290946 $1.252502 $1.115734 $1.005351	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 339,718.885 436,535.809
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.470424 $1.217633 $1.359234 $1.273279 $1.113519 $1.188922 $1.126523 $0.891475 $0.792094 $0.812424	$1.375612 $1.470424 $1.217633 $1.359234 $1.273279 $1.113519 $1.188922 $1.126523 $0.891475 $0.792094	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 40,107.681 216,464.415
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$2.336244 $1.738143 $1.835784 $1.466804 $1.459309 $1.414030 $1.326854 $0.963374 $1.000000	$3.268390 $2.336244 $1.738143 $1.835784 $1.466804 $1.459309 $1.414030 $1.326854 $0.963374	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 15,357.960
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.087592 $1.567738 $1.602042 $1.279438 $1.158372 $1.133065 $1.024628 $0.787645 $0.683425 $0.705305	$2.451290 $2.087592 $1.567738 $1.602042 $1.279438 $1.158372 $1.133065 $1.024628 $0.787645 $0.683425	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 28,645.105 31,934.488
81

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.261606 $0.994869 $1.086864 $0.870771 $0.868018 $0.903931 $0.856013 $0.678370 $0.574494 $0.677922	$1.488602 $1.261606 $0.994869 $1.086864 $0.870771 $0.868018 $0.903931 $0.856013 $0.678370 $0.574494	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 23,290.391 185,519.384
Janus Henderson Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.813631 $2.195971 $2.586587 $2.310337 $1.974427 $2.080836 $1.947684 $1.571341 $1.439661 $1.506124	$2.738448 $2.813631 $2.195971 $2.586587 $2.310337 $1.974427 $2.080836 $1.947684 $1.571341 $1.439661	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 4,602.096
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.523712 $2.531634 $2.614726 $2.100680 $1.959687 $2.032692 $2.230349 $1.603039 $1.345938 $1.526253	$5.054206 $3.523712 $2.531634 $2.614726 $2.100680 $1.959687 $2.032692 $2.230349 $1.603039 $1.345938	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 2,033.623
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.172462 $1.835744 $1.979673 $1.793599 $1.672954 $1.707944 $1.601644 $1.369109 $1.252772 $1.251683	$2.344045 $2.172462 $1.835744 $1.979673 $1.793599 $1.672954 $1.707944 $1.601644 $1.369109 $1.252772	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 179,360.257 293,131.612
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.016857 $0.917192 $1.101052 $0.957660 $0.906912 $0.984435 $1.124370 $0.928048 $0.796770 $0.904935	$0.990231 $1.016857 $0.917192 $1.101052 $0.957660 $0.906912 $0.984435 $1.124370 $0.928048 $0.796770	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 13,358.830 34,885.946
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 2, 1998	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.481079 $2.204907 $2.292038 $2.165156 $1.905252 $2.019098 $1.970992 $1.876761 $1.623138 $1.572425	$2.567646 $2.481079 $2.204907 $2.292038 $2.165156 $1.905252 $2.019098 $1.970992 $1.876761 $1.623138	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 335,854.475 246,942.229
82

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Sustainable Equity Income - Initial Class(4) Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.950969 $2.417303 $2.772673 $2.417070 $2.134833 $2.247653 $2.033852 $1.585002 $1.440082 $1.422727	$2.693572 $2.950969 $2.417303 $2.772673 $2.417070 $2.134833 $2.247653 $2.033852 $1.585002 $1.440082	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 412,980.714 964,972.249
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date August 3, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.020601 $1.923904 $1.947909 $1.925892 $1.948852 $1.976137 $1.916548 $1.989784 $1.920988 $1.811910	$2.169416 $2.020601 $1.923904 $1.947909 $1.925892 $1.948852 $1.976137 $1.916548 $1.989784 $1.920988	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 208,486.586 246,196.389
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.324721 $1.264322 $1.283214 $1.272377 $1.289605 $1.311253 $1.274566 $1.326677 $1.284216 $1.214910	$1.418219 $1.324721 $1.264322 $1.283214 $1.272377 $1.289605 $1.311253 $1.274566 $1.326677 $1.284216	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.042724 $2.466927 $2.785161 $2.539394 $2.561364 $2.615523 $2.337664 $2.283753 $1.850796 $1.992826	$2.988291 $3.042724 $2.466927 $2.785161 $2.539394 $2.561364 $2.615523 $2.337664 $2.283753 $1.850796	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 74,736.354 89,031.625
TA BlackRock Government Money Market - Initial Class Subaccount Inception Date July 5, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.216879 $1.211247 $1.207706 $1.225705 $1.243962 $1.262570 $1.281456 $1.300610 $1.320151 $1.339818	$1.202363 $1.216879 $1.211247 $1.207706 $1.225705 $1.243962 $1.262570 $1.281456 $1.300610 $1.320151	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 82,597.436 1,613,273.133
TA BlackRock iShares Edge 40 - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.880530 $1.655355 $1.752844 $1.621121 $1.609577 $1.634956 $1.572065 $1.488696 $1.423702 $1.419261	$2.031485 $1.880530 $1.655355 $1.752844 $1.621121 $1.609577 $1.634956 $1.572065 $1.488696 $1.423702	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 72,682.219 102,285.395
83

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.696023 $1.470700 $1.561819 $1.419374 $1.373213 $1.395548 $1.348132 $1.217987 $1.123816 $1.099477	$1.891328 $1.696023 $1.470700 $1.561819 $1.419374 $1.373213 $1.395548 $1.348132 $1.217987 $1.123816	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 691,829.619 770,024.522
TA International Growth - Initial Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.685949 $1.340234 $1.653170 $1.318628 $1.337305 $1.356328 $1.451799 $1.247826 $1.036898 $1.170113	$2.008146 $1.685949 $1.340234 $1.653170 $1.318628 $1.337305 $1.356328 $1.451799 $1.247826 $1.036898	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 188,327.428 265,862.883
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.173728 $1.613869 $1.658426 $1.304730 $1.351877 $1.444861 $1.466320 $1.069631 $0.995363 $1.082927	$2.552875 $2.173728 $1.613869 $1.658426 $1.304730 $1.351877 $1.444861 $1.466320 $1.069631 $0.995363	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 96,984.369 220,842.026
TA JPMorgan Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.927899 $1.717984 $1.816152 $1.634007 $1.585174 $1.641068 $1.630007 $1.512767 $1.428953 $1.412819	$2.117305 $1.927899 $1.717984 $1.816152 $1.634007 $1.585174 $1.641068 $1.630007 $1.512767 $1.428953	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 937,634.629 1,619,380.395
TA JPMorgan Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.388199 $1.923047 $2.178498 $1.774062 $1.697443 $1.756820 $1.735793 $1.389338 $1.252508 $1.344067	$2.934991 $2.388199 $1.923047 $2.178498 $1.774062 $1.697443 $1.756820 $1.735793 $1.389338 $1.252508	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 472,087.368 1,001,895.479
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.277271 $1.926022 $2.103818 $1.782754 $1.698247 $1.763099 $1.744674 $1.483329 $1.360826 $1.409570	$2.581661 $2.277271 $1.926022 $2.103818 $1.782754 $1.698247 $1.763099 $1.744674 $1.483329 $1.360826	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 1,904,740.163 1,910,494.335
84

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.133795 $1.860324 $1.990431 $1.734575 $1.667720 $1.731296 $1.709964 $1.529176 $1.418402 $1.431255	$2.367244 $2.133795 $1.860324 $1.990431 $1.734575 $1.667720 $1.731296 $1.709964 $1.529176 $1.418402	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 1,212,624.874 3,615,540.141
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.954812 $3.063402 $3.308536 $2.771700 $2.526385 $2.566174 $2.281088 $1.747161 $1.524267 $1.535728	$4.682083 $3.954812 $3.063402 $3.308536 $2.771700 $2.526385 $2.566174 $2.281088 $1.747161 $1.524267	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 45,859.273 69,911.805
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.211531 $1.045592 $1.204881 $1.006743 $1.010925 $1.045818 $1.069947 $0.965634 $0.871423 $0.956557	$1.367199 $1.211531 $1.045592 $1.204881 $1.006743 $1.010925 $1.045818 $1.069947 $0.965634 $0.871423	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 76,246.131 194,028.450
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.801604 $2.256941 $2.606228 $2.337013 $2.075636 $2.170551 $1.915958 $1.479221 $1.248810 $1.245950	$2.788739 $2.801604 $2.256941 $2.606228 $2.337013 $2.075636 $2.170551 $1.915958 $1.479221 $1.248810	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 28,660.135 25,299.897
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.553700 $1.363635 $1.450137 $1.297470 $1.269254 $1.311505 $1.273256 $1.159763 $1.086061 $1.086383	$1.594867 $1.553700 $1.363635 $1.450137 $1.297470 $1.269254 $1.311505 $1.273256 $1.159763 $1.086061	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.453463 $1.314952 $1.384569 $1.265649 $1.234284 $1.261475 $1.216626 $1.149041 $1.093979 $1.076184	$1.502326 $1.453463 $1.314952 $1.384569 $1.265649 $1.234284 $1.261475 $1.216626 $1.149041 $1.093979	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
85

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.757938 $1.494274 $1.633762 $1.399662 $1.357224 $1.427773 $1.393839 $1.191058 $1.083791 $1.112634	$1.804977 $1.757938 $1.494274 $1.633762 $1.399662 $1.357224 $1.427773 $1.393839 $1.191058 $1.083791	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 2,966.070 2,982.957
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.037877 $3.312167 $3.151528 $2.227547 $2.313226 $2.100336 $2.011102 $1.376888 $1.209580 $1.303377	$8.667507 $4.037877 $3.312167 $3.151528 $2.227547 $2.313226 $2.100336 $2.011102 $1.376888 $1.209580	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 19,348.545 109,521.247
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.905362 $2.421757 $2.551642 $2.269042 $2.134873 $2.162256 $1.980601 $1.702306 $1.535039 $1.497561	$3.317474 $2.905362 $2.421757 $2.551642 $2.269042 $2.134873 $2.162256 $1.980601 $1.702306 $1.535039	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 535,473.415 118,511.153
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.712106 $1.602924 $1.637816 $1.584892 $1.566127 $1.578717 $1.530847 $1.594413 $1.504848 $1.437263	$1.816429 $1.712106 $1.602924 $1.637816 $1.584892 $1.566127 $1.578717 $1.530847 $1.594413 $1.504848	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 1,049,362.843 1,125,235.191
TA Small/Mid Cap Value - Initial Class Subaccount Inception Date July 5, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$13.710398 $11.107989 $12.734817 $11.185560 $9.372804 $9.758594 $9.413123 $7.008813 $6.112817 $6.373715	$14.053445 $13.710398 $11.107989 $12.734817 $11.185560 $9.372804 $9.758594 $9.413123 $7.008813 $6.112817	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 31,366.956
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.035821 $2.320810 $2.535384 $2.102535 $1.918703 $1.901223 $1.811126 $1.275952 $1.119515 $1.117363	$3.695693 $3.035821 $2.320810 $2.535384 $2.102535 $1.918703 $1.901223 $1.811126 $1.275952 $1.119515	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 449,769.575 272,819.152
86

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Initial Class Subaccount Inception Date July 5, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.140550 $1.794641 $2.156449 $1.780730 $1.788103 $1.791344 $1.917646 $1.565356 $1.360980 $1.611756	$2.246871 $2.140550 $1.794641 $2.156449 $1.780730 $1.788103 $1.791344 $1.917646 $1.565356 $1.360980	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 46,378.792 127,455.856
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.354298 $1.706313 $1.728409 $1.357813 $1.340449 $1.273367 $1.163297 $0.891358 $0.799521 $0.842960	$3.184658 $2.354298 $1.706313 $1.728409 $1.357813 $1.340449 $1.273367 $1.163297 $0.891358 $0.799521	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 532,323.018 1,020,821.483

Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.565552 $2.104566 $2.266685 $1.937929 $1.769140 $1.768673 $1.640994 $1.236296 $1.069300 $1.022195	$2.592690 $2.565552 $2.104566 $2.266685 $1.937929 $1.769140 $1.768673 $1.640994 $1.236296 $1.069300	1,021,574.757 2,909,066.532 3,022,303.212 803,606.983 915,667.365 902,612.413 773,219.332 790,833.664 709,649.925 517,417.538
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.707922 $2.798235 $2.773213 $2.135531 $2.115534 $1.935097 $1.723641 $1.275754 $1.108550 $1.167877	$4.941992 $3.707922 $2.798235 $2.773213 $2.135531 $2.115534 $1.935097 $1.723641 $1.275754 $1.108550	11,648.337 27,128.385 27,983.213 28,044.402 28,102.142 28,167.567 31,395.043 31,471.642 39,414.362 70,785.941
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.296401 $2.546224 $2.765728 $2.306429 $2.170823 $2.192103 $1.990786 $1.541509 $1.345948 $1.403845	$4.233784 $3.296401 $2.546224 $2.765728 $2.306429 $2.170823 $2.192103 $1.990786 $1.541509 $1.345948	3,823,470.730 2,441,723.209 2,654,750.789 4,913,474.220 5,264,664.929 5,671,698.304 6,227,207.609 6,982,200.066 5,959,492.456 2,779,850.473
87

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.329038 $1.857994 $2.060026 $1.854225 $1.597257 $1.691312 $1.580929 $1.254072 $1.086426 $1.094438	$2.444812 $2.329038 $1.857994 $2.060026 $1.854225 $1.597257 $1.691312 $1.580929 $1.254072 $1.086426	312,014.481 423,043.972 459,202.037 573,745.047 679,718.490 740,522.157 802,181.354 877,634.939 904,339.642 798,789.766
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.085035 $2.948305 $2.664477 $2.013506 $2.040328 $1.963946 $1.778904 $1.311477 $1.114555 $1.108311	$6.777494 $4.085035 $2.948305 $2.664477 $2.013506 $2.040328 $1.963946 $1.778904 $1.311477 $1.114555	42,518.113 45,962.972 51,438.405 79,443.136 22,515.486 26,271.069 32,720.183 32,449.504 43,061.987 46,007.266
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.322107 $2.514334 $2.560800 $1.925982 $1.942189 $1.842184 $1.682664 $1.254566 $1.112054 $1.127961	$4.703068 $3.322107 $2.514334 $2.560800 $1.925982 $1.942189 $1.842184 $1.682664 $1.254566 $1.112054	83,529.820 162,769.954 177,616.766 273,775.604 375,308.069 435,016.974 442,765.935 461,036.603 502,407.035 560,725.875
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.317929 $2.731443 $3.250036 $2.733936 $2.476795 $2.553057 $2.441535 $1.822126 $1.612888 $1.834514	$3.856765 $3.317929 $2.731443 $3.250036 $2.733936 $2.476795 $2.553057 $2.441535 $1.822126 $1.612888	1,857,336.438 2,762,659.230 2,882,052.471 3,540,848.792 3,638,988.001 3,808,598.901 4,563,432.631 4,801,701.920 4,027,424.921 2,670,562.310
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.444929 $1.848753 $2.272425 $1.934868 $1.795421 $1.880557 $1.790282 $1.394439 $1.112869 $1.240539	$2.604547 $2.444929 $1.848753 $2.272425 $1.934868 $1.795421 $1.880557 $1.790282 $1.394439 $1.112869	2,571,378.680 2,983,776.523 3,088,344.034 1,412,971.008 1,405,348.575 1,549,757.049 2,082,527.218 2,056,309.286 1,205,410.378 743,183.046
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.566348 $1.368515 $1.450201 $1.340748 $1.192271 $1.300718 $1.260729 $1.121956 $1.009965 $1.000224	$1.555430 $1.566348 $1.368515 $1.450201 $1.340748 $1.192271 $1.300718 $1.260729 $1.121956 $1.009965	406,833.322 425,118.099 469,366.029 652,874.044 724,725.402 879,195.492 1,784,589.140 1,919,134.675 2,271,838.379 2,155,253.479
88

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.488903 $1.231719 $1.373606 $1.285472 $1.123082 $1.197944 $1.133954 $0.896470 $0.795747 $0.815369	$1.394280 $1.488903 $1.231719 $1.373606 $1.285472 $1.123082 $1.197944 $1.133954 $0.896470 $0.795747	151,344.877 157,974.421 169,132.429 204,011.405 222,202.092 240,339.515 276,531.561 317,981.815 363,241.785 478,346.845
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$2.354018 $1.749642 $1.846098 $1.473592 $1.464627 $1.417786 $1.329079 $0.964032 $1.000000	$3.296500 $2.354018 $1.749642 $1.846098 $1.473592 $1.464627 $1.417786 $1.329079 $0.964032	15,854.618 21,969.991 22,053.052 22,141.440 22,227.977 22,865.929 36,120.565 36,279.759 6,834.497
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.962419 $3.722990 $3.800696 $3.032383 $2.742753 $2.680190 $2.421298 $1.859432 $1.611793 $1.661776	$5.832712 $4.962419 $3.722990 $3.800696 $3.032383 $2.742753 $2.680190 $2.421298 $1.859432 $1.611793	49,586.309 90,938.991 116,915.060 167,845.138 178,511.163 184,197.938 211,500.738 260,753.555 330,811.784 345,700.965
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.117398 $1.668072 $1.820506 $1.457112 $1.451077 $1.509636 $1.428210 $1.130727 $0.956645 $1.127762	$2.500828 $2.117398 $1.668072 $1.820506 $1.457112 $1.451077 $1.509636 $1.428210 $1.130727 $0.956645	226,543.825 335,575.306 345,955.100 507,000.739 523,384.338 582,848.328 693,954.406 745,054.849 1,251,717.936 599,270.549
Janus Henderson Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.911197 $2.269881 $2.670978 $2.383368 $2.034845 $2.142398 $2.003331 $1.614647 $1.477878 $1.544589	$2.836211 $2.911197 $2.269881 $2.670978 $2.383368 $2.034845 $2.142398 $2.003331 $1.614647 $1.477878	55,275.033 56,672.954 57,496.841 54,321.622 54,896.032 55,456.493 57,152.793 57,548.966 67,291.306 31,465.045
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.626694 $2.603054 $2.685823 $2.155676 $2.009006 $2.081802 $2.281974 $1.638533 $1.374370 $1.556961	$5.207043 $3.626694 $2.603054 $2.685823 $2.155676 $2.009006 $2.081802 $2.281974 $1.638533 $1.374370	30,480.694 33,720.515 38,832.044 40,278.835 44,272.665 52,034.949 122,479.451 159,711.393 147,640.686 115,271.039
89

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.086408 $1.761291 $1.897498 $1.717449 $1.600358 $1.632218 $1.529121 $1.305831 $1.193696 $1.191485	$2.253409 $2.086408 $1.761291 $1.897498 $1.717449 $1.600358 $1.632218 $1.529121 $1.305831 $1.193696	841,970.446 989,085.927 1,554,725.237 1,813,010.273 1,924,361.507 2,105,667.066 2,381,227.525 2,628,660.114 1,393,332.732 950,158.976
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.030991 $0.929039 $1.114174 $0.968120 $0.915921 $0.993223 $1.133285 $0.934494 $0.801495 $0.909409	$1.004982 $1.030991 $0.929039 $1.114174 $0.968120 $0.915921 $0.993223 $1.133285 $0.934494 $0.801495	309,972.673 320,985.093 354,641.536 405,121.892 425,667.456 496,397.295 705,563.855 800,317.981 853,432.506 874,182.963
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 2, 1998	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.267140 $2.012795 $2.090258 $1.972627 $1.734129 $1.835936 $1.790422 $1.703142 $1.471530 $1.424156	$2.348552 $2.267140 $2.012795 $2.090258 $1.972627 $1.734129 $1.835936 $1.790422 $1.703142 $1.471530	818,503.983 871,209.007 975,941.968 1,148,122.882 1,206,460.227 1,165,775.430 1,507,045.027 1,627,166.348 1,511,295.262 1,429,801.465
TA Aegon Sustainable Equity Income - Initial Class(4) Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.616084 $2.140865 $2.453162 $2.136439 $1.885115 $1.982787 $1.792400 $1.395456 $1.266605 $1.250103	$2.390248 $2.616084 $2.140865 $2.453162 $2.136439 $1.885115 $1.982787 $1.792400 $1.395456 $1.266605	7,652,486.845 9,362,951.169 10,591,531.620 13,940,074.679 14,842,546.975 15,985,197.178 17,655,139.139 19,066,563.041 18,866,648.227 16,981,370.072
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount inception date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.736150 $2.245183 $2.578077 $2.251013 $1.991834 $2.100195 $1.902512 $1.484787 $1.350745 $1.336774	$2.493594 $2.736150 $2.245183 $2.578077 $2.251013 $1.991834 $2.100195 $1.902512 $1.484787 $1.350745	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date August 3, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.399519 $1.331239 $1.346512 $1.329968 $1.344498 $1.361980 $1.319613 $1.368691 $1.320060 $1.243887	$1.504076 $1.399519 $1.331239 $1.346512 $1.329968 $1.344498 $1.361980 $1.319613 $1.368691 $1.320060	1,566,279.186 1,536,654.087 1,605,406.407 1,811,393.125 2,854,280.680 2,936,451.924 3,219,476.355 3,373,597.666 3,601,497.872 3,491,028.288
90

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.346771 $1.284113 $1.302017 $1.289758 $1.305939 $1.326543 $1.288155 $1.339496 $1.295333 $1.224231	$1.443246 $1.346771 $1.284113 $1.302017 $1.289758 $1.305939 $1.326543 $1.288155 $1.339496 $1.295333	0.000 0.000 0.000 0.000 0.000 4,932.266 18,962.017 26,753.333 35,131.626 44,687.841
TA BlackRock Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.554465 $2.069019 $2.333613 $2.125599 $2.141887 $2.185026 $1.950972 $1.904105 $1.541598 $1.658272	$2.511248 $2.554465 $2.069019 $2.333613 $2.125599 $2.141887 $2.185026 $1.950972 $1.904105 $1.541598	509,288.996 588,488.617 648,609.324 1,454,276.031 1,373,053.139 1,538,925.798 1,640,295.877 1,704,696.750 1,386,224.496 566,249.945
TA BlackRock Government Money Market - Initial Class Subaccount Inception Date July 5, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.976679 $0.971205 $0.967408 $0.980872 $0.994491 $1.008365 $1.022436 $1.036687 $1.051247 $1.065836	$0.965944 $0.976679 $0.971205 $0.967408 $0.980872 $0.994491 $1.008365 $1.022436 $1.036687 $1.051247	5,784,178.358 1,937,836.431 2,608,855.390 2,037,075.027 2,542,692.295 3,306,227.995 4,232,183.082 4,180,659.622 3,623,364.686 3,654,435.996
TA BlackRock iShares Edge 40 - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.669663 $1.468278 $1.553212 $1.435072 $1.423456 $1.444476 $1.387551 $1.312676 $1.254128 $1.248997	$1.805468 $1.669663 $1.468278 $1.553212 $1.435072 $1.423456 $1.444476 $1.387551 $1.312676 $1.254128	724,122.641 759,154.576 782,015.649 818,618.973 721,852.262 750,868.919 581,498.713 621,400.701 439,712.181 505,785.914
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.712997 $1.483953 $1.574339 $1.429347 $1.381506 $1.402594 $1.353599 $1.221728 $1.126149 $1.100689	$1.912145 $1.712997 $1.483953 $1.574339 $1.429347 $1.381506 $1.402594 $1.353599 $1.221728 $1.126149	1,163,461.160 2,971,501.001 3,252,288.729 1,875,615.111 1,852,275.105 2,071,036.192 2,062,270.875 2,032,647.501 685,806.646 550,568.977
TA International Growth - Initial Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.117453 $1.681594 $2.072177 $1.651226 $1.672970 $1.695094 $1.812615 $1.556407 $1.292040 $1.456586	$2.524598 $2.117453 $1.681594 $2.072177 $1.651226 $1.672970 $1.695094 $1.812615 $1.556407 $1.292040	3,182,055.584 3,700,664.458 3,963,872.684 2,882,614.317 2,848,582.719 2,928,949.661 2,795,623.913 2,741,262.673 2,311,621.178 677,065.788
91

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.331820 $2.471261 $2.536967 $1.993957 $2.063980 $2.203771 $2.234305 $1.628247 $1.513699 $1.645247	$3.916795 $3.331820 $2.471261 $2.536967 $1.993957 $2.063980 $2.203771 $2.234305 $1.628247 $1.513699	459,175.665 477,412.585 503,748.681 716,232.927 615,681.454 655,131.307 855,099.063 940,654.086 815,854.405 817,334.533
TA JPMorgan Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.787202 $1.591040 $1.680288 $1.510285 $1.463708 $1.513820 $1.502139 $1.392729 $1.314273 $1.298163	$1.964710 $1.787202 $1.591040 $1.680288 $1.510285 $1.463708 $1.513820 $1.502139 $1.392729 $1.314273	2,282,915.216 2,492,450.839 2,568,855.508 2,584,056.261 3,509,573.819 3,826,478.997 4,242,239.775 4,645,437.165 3,567,835.732 2,603,378.989
TA JPMorgan Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.298583 $1.849063 $2.092604 $1.702437 $1.627323 $1.682580 $1.660801 $1.327993 $1.196016 $1.282200	$2.827632 $2.298583 $1.849063 $2.092604 $1.702437 $1.627323 $1.682580 $1.660801 $1.327993 $1.196016	3,624,705.022 4,040,768.602 4,397,964.481 9,650,274.797 10,445,426.058 11,277,230.120 12,404,592.852 12,873,808.206 5,147,739.002 3,313,988.778
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.166369 $1.830417 $1.997402 $1.690930 $1.609199 $1.668996 $1.649919 $1.401388 $1.284370 $1.329067	$2.458355 $2.166369 $1.830417 $1.997402 $1.690930 $1.609199 $1.668996 $1.649919 $1.401388 $1.284370	4,051,717.153 4,451,788.052 4,591,045.884 6,769,058.452 7,213,831.517 8,316,307.253 11,125,670.807 12,230,806.987 8,172,883.145 5,447,326.040
TA JPMorgan Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.001635 $1.743393 $1.863480 $1.622335 $1.558273 $1.616082 $1.594587 $1.424583 $1.320075 $1.330721	$2.22818 $2.001635 $1.743393 $1.863480 $1.622335 $1.558273 $1.616082 $1.594587 $1.424583 $1.320075	5,301,710.418 5,153,381.923 6,379,898.326 7,769,556.048 8,485,060.821 9,539,588.329 11,635,433.337 12,456,548.913 13,788,833.460 4,808,995.925
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.032785 $2.346883 $2.532165 $2.119229 $1.929763 $1.958231 $1.738965 $1.330616 $1.159722 $1.167298	$3.594045 $3.032785 $2.346883 $2.532165 $2.119229 $1.929763 $1.958231 $1.738965 $1.330616 $1.159722	1,780,380.443 1,965,944.448 2,183,867.565 2,996,575.760 3,410,258.697 3,751,750.416 4,338,113.086 4,437,156.876 4,540,912.140 4,716,100.994
92

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.227971 $1.058741 $1.218819 $1.017403 $1.020629 $1.054808 $1.078076 $0.972012 $0.876311 $0.960974	$1.387105 $1.227971 $1.058741 $1.218819 $1.017403 $1.020629 $1.054808 $1.078076 $0.972012 $0.876311	275,015.211 376,783.890 297,303.847 401,915.367 386,824.777 520,822.978 366,018.261 387,072.877 123,872.963 88,396.357
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.829677 $2.277299 $2.627125 $2.353439 $2.088181 $2.181515 $1.923740 $1.483777 $1.251416 $1.247323	$2.819465 $2.829677 $2.277299 $2.627125 $2.353439 $2.088181 $2.181515 $1.923740 $1.483777 $1.251416	1,010,730.819 1,841,691.059 1,912,463.670 1,886,773.193 1,914,100.696 1,914,001.411 2,130,094.264 1,994,711.309 1,524,591.485 149,464.258
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.569300 $1.375967 $1.461800 $1.306618 $1.276944 $1.318147 $1.278439 $1.163345 $1.088338 $1.087596	$1.612462 $1.569300 $1.375967 $1.461800 $1.306618 $1.276944 $1.318147 $1.278439 $1.163345 $1.088338	386,928.948 367,517.203 386,395.978 385,468.302 396,468.196 143,660.363 111,363.381 133,069.395 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.468004 $1.326808 $1.395683 $1.274558 $1.241745 $1.267846 $1.221569 $1.152583 $1.096261 $1.077372	$1.518850 $1.468004 $1.326808 $1.395683 $1.274558 $1.241745 $1.267846 $1.221569 $1.152583 $1.096261	747,647.497 593,162.012 601,049.267 607,031.970 761,965.460 628,385.545 124,238.935 103,199.497 93,741.474 37,490.785
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.775592 $1.507787 $1.646914 $1.409548 $1.365472 $1.435032 $1.399545 $1.194752 $1.086069 $1.113867	$1.824909 $1.775592 $1.507787 $1.646914 $1.409548 $1.365472 $1.435032 $1.399545 $1.194752 $1.086069	67,008.963 43,599.230 60,421.456 71,544.968 77,531.073 99,872.044 481,239.376 290,851.590 0.000 0.000
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.942480 $3.230726 $3.070984 $2.168495 $2.249690 $2.040634 $1.952008 $1.335130 $1.171739 $1.261356	$8.471071 $3.942480 $3.230726 $3.070984 $2.168495 $2.249690 $2.040634 $1.952008 $1.335130 $1.171739	7,455,526.119 8,694,818.326 4,084,459.190 2,743,458.870 2,969,067.100 3,052,560.882 3,054,667.102 3,225,914.227 3,158,622.513 2,818,895.508
93

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.812795 $2.342290 $2.465482 $2.190275 $2.058741 $2.083097 $1.906214 $1.636750 $1.474450 $1.437038	$3.214944 $2.812795 $2.342290 $2.465482 $2.190275 $2.058741 $2.083097 $1.906214 $1.636750 $1.474450	1,624,542.025 1,312,932.051 1,239,953.936 1,309,597.418 1,519,592.974 1,360,517.200 1,309,304.661 988,490.004 669,620.887 530,997.689
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.608126 $1.504085 $1.535301 $1.484221 $1.465219 $1.475545 $1.429398 $1.487285 $1.402348 $1.338049	$1.707802 $1.608126 $1.504085 $1.535301 $1.484221 $1.465219 $1.475545 $1.429398 $1.487285 $1.402348	5,731,814.107 4,118,080.840 4,122,483.431 4,365,195.525 4,542,102.590 4,688,471.502 5,227,679.299 5,568,869.882 5,567,309.700 4,888,900.432
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.373654 $1.287112 $1.318677 $1.277738 $1.264299 $1.275399 $1.239475 $1.292560 $1.221312 $1.168844	$1.455010 $1.373654 $1.287112 $1.318677 $1.277738 $1.264299 $1.275399 $1.239475 $1.292560 $1.221312	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Small/Mid Cap Value - Initial Class Subaccount Inception Date July 5, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.156695 $3.364382 $3.853288 $3.381190 $2.830448 $2.944043 $2.837022 $2.110299 $1.838703 $1.915306	$4.264911 $4.156695 $3.364382 $3.853288 $3.381190 $2.830448 $2.944043 $2.837022 $2.110299 $1.838703	1,969,047.815 2,305,547.079 2,595,502.054 3,167,944.279 3,547,162.295 4,106,855.143 4,562,480.365 5,290,552.496 5,847,359.019 6,012,673.121
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.970807 $3.032591 $3.309695 $2.741961 $2.499766 $2.474547 $2.354947 $1.657454 $1.452813 $1.448590	$4.838659 $3.970807 $3.032591 $3.309695 $2.741961 $2.499766 $2.474547 $2.354947 $1.657454 $1.452813	1,740,168.639 1,851,164.798 1,997,224.975 1,791,626.153 1,820,333.107 1,997,852.108 2,056,486.504 2,257,032.688 2,057,158.928 792,234.906
TA TS&W International Equity - Initial Class Subaccount Inception Date July 5, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.889290 $1.582427 $1.899562 $1.567060 $1.572002 $1.573305 $1.682577 $1.372114 $1.191786 $1.410001	$1.985090 $1.889290 $1.582427 $1.899562 $1.567060 $1.572002 $1.573305 $1.682577 $1.372114 $1.191786	4,882,075.075 5,914,509.311 6,084,692.224 4,158,886.490 4,402,737.776 4,548,392.176 4,748,896.090 4,707,530.361 4,486,466.490 4,389,567.260
94

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.492958 $2.529064 $2.559271 $2.008559 $1.980923 $1.879917 $1.715726 $1.313354 $1.176855 $1.239560	$4.729582 $3.492958 $2.529064 $2.559271 $2.008559 $1.980923 $1.879917 $1.715726 $1.313354 $1.176855	8,474,922.327 8,227,728.734 6,389,785.516 8,068,790.416 8,714,892.955 9,848,302.479 11,436,545.058 12,417,053.054 12,628,177.835 13,500,713.704

Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.965472 $1.609921 $1.731350 $1.478057 $1.347329 $1.344985 $1.246032 $0.937350 $0.809530 $0.772719	$1.989209 $1.965472 $1.609921 $1.731350 $1.478057 $1.347329 $1.344985 $1.246032 $0.937350 $0.809530	192,563.888 222,524.780 228,158.851 228,770.857 232,580.767 204,465.652 227,154.048 398,651.220 245,596.460 116,716.158
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.052719 $2.300378 $2.276418 $1.750390 $1.731439 $1.581423 $1.406532 $1.039502 $0.901922 $0.948778	$4.074749 $3.052719 $2.300378 $2.276418 $1.750390 $1.731439 $1.581423 $1.406532 $1.039502 $0.901922	53,381.431 55,242.708 57,294.470 57,780.631 57,948.686 134,699.499 168,233.966 190,420.061 96,222.498 42,759.847
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.303059 $1.776299 $1.926540 $1.604238 $1.507690 $1.520220 $1.378555 $1.065865 $0.929265 $0.967811	$2.962357 $2.303059 $1.776299 $1.926540 $1.604238 $1.507690 $1.520220 $1.378555 $1.065865 $0.929265	302,976.228 319,941.832 388,156.863 823,524.870 811,938.877 898,964.145 1,211,381.391 1,408,884.294 1,220,624.739 486,545.056
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.677849 $1.336524 $1.479646 $1.329867 $1.143874 $1.209440 $1.128841 $0.894141 $0.773462 $0.778011	$1.763866 $1.677849 $1.336524 $1.479646 $1.329867 $1.143874 $1.209440 $1.128841 $0.894141 $0.773462	134,498.108 187,631.670 200,180.553 211,255.688 224,433.391 234,996.621 318,350.315 331,935.606 390,176.309 206,490.300
95

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.254347 $2.345309 $2.116379 $1.596964 $1.615851 $1.553069 $1.404658 $1.034030 $0.877468 $0.871262	$5.407297 $3.254347 $2.345309 $2.116379 $1.596964 $1.615851 $1.553069 $1.404658 $1.034030 $0.877468	35,467.786 37,890.749 36,476.188 39,063.506 2,473.998 16,885.556 21,083.829 22,738.592 7,051.116 9,839.333
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.852598 $2.155782 $2.192350 $1.646430 $1.657841 $1.570155 $1.432065 $1.066148 $0.943638 $0.955719	$4.044377 $2.852598 $2.155782 $2.192350 $1.646430 $1.657841 $1.570155 $1.432065 $1.066148 $0.943638	33,445.085 34,640.350 35,963.840 37,270.795 39,633.242 65,534.113 66,419.884 98,081.136 131,753.377 136,731.030
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.039007 $1.676098 $1.991347 $1.672660 $1.513097 $1.557376 $1.487145 $1.108212 $0.979502 $1.112453	$2.373653 $2.039007 $1.676098 $1.991347 $1.672660 $1.513097 $1.557376 $1.487145 $1.108212 $0.979502	380,672.021 446,368.695 476,937.708 535,959.346 556,484.050 594,849.981 652,139.549 746,311.404 480,251.939 389,585.856
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.729977 $1.306197 $1.603135 $1.362987 $1.262875 $1.320802 $1.255537 $0.976472 $0.778143 $0.866127	$1.845662 $1.729977 $1.306197 $1.603135 $1.362987 $1.262875 $1.320802 $1.255537 $0.976472 $0.778143	219,256.598 168,326.836 184,114.017 177,790.262 401,945.029 482,719.362 278,084.813 316,437.662 69,069.817 65,411.545
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.596024 $1.392373 $1.473281 $1.360078 $1.207682 $1.315580 $1.273260 $1.131434 $1.016968 $1.005682	$1.587256 $1.596024 $1.392373 $1.473281 $1.360078 $1.207682 $1.315580 $1.273260 $1.131434 $1.016968	138,309.825 138,744.834 179,041.344 197,535.341 199,258.524 307,069.943 588,127.870 612,626.793 293,506.488 13,684.532
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.517147 $1.253227 $1.395506 $1.304040 $1.137625 $1.211658 $1.145233 $0.904048 $0.801269 $0.819803	$1.422842 $1.517147 $1.253227 $1.395506 $1.304040 $1.137625 $1.211658 $1.145233 $0.904048 $0.801269	1,661.559 1,781.281 11,998.431 12,557.377 12,746.763 37,915.064 160,059.428 291,182.291 334,813.876 247,806.075
96

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$2.380965 $1.767055 $1.861694 $1.483857 $1.472636 $1.423414 $1.332374 $0.964999 $1.000000	$3.339176 $2.380965 $1.767055 $1.861694 $1.483857 $1.472636 $1.423414 $1.332374 $0.964999	0.000 0.000 0.000 0.000 0.000 0.000 0.000 15,236.121 0.000
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.241878 $2.428583 $2.475590 $1.972232 $1.781221 $1.738015 $1.567806 $1.202220 $1.040555 $1.071240	$3.816081 $3.241878 $2.428583 $2.475590 $1.972232 $1.781221 $1.738015 $1.567806 $1.202220 $1.040555	33,671.903 34,945.245 35,589.756 40,744.394 41,483.148 42,333.806 43,158.125 45,680.349 27,931.504 26,837.333
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.605115 $1.262630 $1.375965 $1.099689 $1.093519 $1.135959 $1.073093 $0.848319 $0.716654 $0.843596	$1.898591 $1.605115 $1.262630 $1.375965 $1.099689 $1.093519 $1.135959 $1.073093 $0.848319 $0.716654	72,927.299 76,584.614 81,675.805 90,605.044 99,925.437 112,384.865 169,013.082 182,079.955 177,227.185 60,612.123
Janus Henderson Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.010677 $1.565419 $1.839290 $1.638813 $1.397112 $1.468778 $1.371406 $1.103689 $1.008706 $1.052671	$1.961786 $2.010677 $1.565419 $1.839290 $1.638813 $1.397112 $1.468778 $1.371406 $1.103689 $1.008706	17,834.926 26,085.023 36,290.820 10,880.542 10,927.105 25,440.580 25,312.390 24,898.736 8,810.236 5,377.467
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.878082 $2.062685 $2.125105 $1.703122 $1.584894 $1.639891 $1.794909 $1.286900 $1.077817 $1.219205	$4.138343 $2.878082 $2.062685 $2.125105 $1.703122 $1.584894 $1.639891 $1.794909 $1.286900 $1.077817	22,922.501 22,930.868 22,939.822 22,948.932 22,959.361 42,945.728 63,472.409 64,586.692 67,561.720 65,247.208
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.683299 $1.418894 $1.526349 $1.379485 $1.283525 $1.307135 $1.222769 $1.042673 $0.951717 $0.948559	$1.820733 $1.683299 $1.418894 $1.526349 $1.379485 $1.283525 $1.307135 $1.222769 $1.042673 $0.951717	85,887.930 121,049.378 137,063.344 157,821.003 162,540.945 237,137.575 286,487.298 341,219.788 172,886.386 87,248.586
97

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.049148 $0.943994 $1.130417 $0.980781 $0.926525 $1.003248 $1.143036 $0.941134 $0.805995 $0.913165	$1.024191 $1.049148 $0.943994 $1.130417 $0.980781 $0.926525 $1.003248 $1.143036 $0.941134 $0.805995	1,046.135 1,121.523 3,374.861 3,539.379 3,639.689 4,121.811 29,425.062 34,051.788 21,544.514 21,646.850
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 2, 1998	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.867282 $1.655341 $1.716495 $1.617500 $1.419849 $1.500974 $1.461605 $1.388301 $1.197712 $1.157441	$1.937207 $1.867282 $1.655341 $1.716495 $1.617500 $1.419849 $1.500974 $1.461605 $1.388301 $1.197712	395,252.095 480,266.394 490,785.873 576,532.204 713,953.747 691,761.744 766,327.627 997,487.931 381,359.935 189,092.404
TA Aegon Sustainable Equity Income - Initial Class(4) Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.658598 $1.355296 $1.550689 $1.348495 $1.188106 $1.247819 $1.126343 $0.875601 $0.793567 $0.782085	$1.517672 $1.658598 $1.355296 $1.550689 $1.348495 $1.188106 $1.247819 $1.126343 $0.875601 $0.793567	1,446,545.528 1,541,125.864 1,642,128.687 2,247,489.805 2,436,104.541 2,671,686.656 3,203,431.614 3,300,525.957 2,837,981.045 2,594,401.526
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date August 3, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.328572 $1.261886 $1.274463 $1.256951 $1.268813 $1.283410 $1.241648 $1.285914 $1.238381 $1.165195	$1.429952 $1.328572 $1.261886 $1.274463 $1.256951 $1.268813 $1.283410 $1.241648 $1.285914 $1.238381	342,817.001 354,551.822 283,327.956 413,622.981 380,834.464 503,520.277 565,227.715 579,135.836 467,563.581 335,211.033
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.288795 $1.227004 $1.242255 $1.228738 $1.242312 $1.260046 $1.221765 $1.268588 $1.224942 $1.155985	$1.383157 $1.288795 $1.227004 $1.242255 $1.228738 $1.242312 $1.260046 $1.221765 $1.268588 $1.224942	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.179595 $0.954018 $1.074413 $0.977201 $0.983238 $1.001553 $0.892950 $0.870207 $0.703489 $0.755619	$1.161368 $1.179595 $0.954018 $1.074413 $0.977201 $0.983238 $1.001553 $0.892950 $0.870207 $0.703489	302,806.745 421,213.087 335,311.773 385,684.429 396,909.545 484,751.776 557,657.230 490,892.607 193,414.619 142,105.338
98

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Government Money Market - Initial Class Subaccount Inception Date July 5, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.939586 $0.932943 $0.927914 $0.939477 $0.951144 $0.962963 $0.974981 $0.987067 $0.999469 $1.011863	$0.930616 $0.939586 $0.932943 $0.927914 $0.939477 $0.951144 $0.962963 $0.974981 $0.987067 $0.999469	1,720,103.405 1,455,572.832 1,268,436.406 561,478.391 901,939.773 461,345.658 346,532.142 491,937.771 601,488.155 428,457.385
TA BlackRock iShares Edge 40 - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.357125 $1.191670 $1.258722 $1.161268 $1.150160 $1.165415 $1.117826 $1.055945 $1.007344 $1.001737	$1.469689 $1.357125 $1.191670 $1.258722 $1.161268 $1.150160 $1.165415 $1.117826 $1.055945 $1.007344	16,149.143 347,256.605 179,162.781 62,078.357 116,067.962 56,308.999 74,974.659 95,020.908 72,904.601 16,385.469
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.738868 $1.504146 $1.593387 $1.444515 $1.394108 $1.413294 $1.361908 $1.227411 $1.129702 $1.102517	$1.943901 $1.738868 $1.504146 $1.593387 $1.444515 $1.394108 $1.413294 $1.361908 $1.227411 $1.129702	169,878.028 216,005.249 245,018.318 416,335.221 314,723.298 243,096.213 265,386.575 228,233.483 120,370.567 55,760.393
TA International Growth - Initial Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.357394 $1.076396 $1.324436 $1.053821 $1.066126 $1.078628 $1.151699 $0.987451 $0.818502 $0.921384	$1.620801 $1.357394 $1.076396 $1.324436 $1.053821 $1.066126 $1.078628 $1.151699 $0.987451 $0.818502	494,342.978 489,337.049 568,011.989 664,740.568 538,042.757 738,628.644 541,493.421 483,612.470 176,464.047 77,332.158
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.557261 $1.893949 $1.941416 $1.523630 $1.574808 $1.678970 $1.699703 $1.236822 $1.148106 $1.246029	$3.010720 $2.557261 $1.893949 $1.941416 $1.523630 $1.574808 $1.678970 $1.699703 $1.236822 $1.148106	238,971.069 178,416.643 184,222.030 206,931.197 227,010.366 243,442.895 518,084.535 328,308.609 264,853.033 194,665.564
TA JPMorgan Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.476091 $1.312122 $1.383657 $1.241832 $1.201756 $1.241063 $1.229666 $1.138414 $1.072688 $1.057969	$1.625101 $1.476091 $1.312122 $1.383657 $1.241832 $1.201756 $1.241063 $1.229666 $1.138414 $1.072688	540,195.267 613,935.259 662,823.206 867,159.420 1,102,751.851 1,296,881.772 1,488,590.907 1,820,908.175 1,166,344.786 446,770.513
99

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.595850 $1.281864 $1.448546 $1.176730 $1.123152 $1.159559 $1.142856 $0.912494 $0.820582 $0.878403	$1.966069 $1.595850 $1.281864 $1.448546 $1.176730 $1.123152 $1.159559 $1.142856 $0.912494 $0.820582	438,883.408 461,486.388 702,914.884 1,140,971.398 1,279,374.051 1,619,984.848 1,818,656.345 1,637,894.345 955,925.047 351,697.872
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.577969 $1.331292 $1.450585 $1.226201 $1.165208 $1.206727 $1.191174 $1.010255 $0.924533 $0.955289	$1.793297 $1.577969 $1.331292 $1.450585 $1.226201 $1.165208 $1.206727 $1.191174 $1.010255 $0.924533	1,870,008.064 1,704,659.093 1,964,532.845 2,247,236.208 2,251,311.910 2,274,712.037 2,457,748.600 3,041,164.193 819,379.846 374,519.297
TA JPMorgan Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.561171 $1.357742 $1.449105 $1.259722 $1.208190 $1.251146 $1.232675 $1.099631 $1.017445 $1.024133	$1.736255 $1.561171 $1.357742 $1.449105 $1.259722 $1.208190 $1.251146 $1.232675 $1.099631 $1.017445	961,326.149 982,772.275 1,113,444.364 1,692,336.336 1,841,418.707 2,049,867.002 2,481,874.934 2,926,303.107 1,766,055.495 252,267.832
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.311983 $1.786458 $1.924629 $1.608385 $1.462430 $1.481805 $1.313942 $1.003915 $0.873670 $0.878069	$2.743902 $2.311983 $1.786458 $1.924629 $1.608385 $1.462430 $1.481805 $1.313942 $1.003915 $0.873670	804,060.715 937,193.671 903,464.171 1,255,920.606 1,333,678.276 1,676,563.167 1,888,728.664 1,089,281.773 567,402.305 640,160.723
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 25, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.161907 $1.000288 $1.149810 $0.958376 $0.959986 $0.990669 $1.011022 $0.910209 $0.884528	$1.314433 $1.161907 $1.000288 $1.149810 $0.958376 $0.959986 $0.990669 $1.011022 $0.910209	129,547.212 132,993.153 147,288.355 171,533.338 122,832.201 114,104.751 181,535.801 190,145.172 99,123.849
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.872401 $2.308272 $2.658885 $2.378375 $2.107180 $2.198113 $1.935504 $1.490639 $1.255336 $1.249382	$2.866287 $2.872401 $2.308272 $2.658885 $2.378375 $2.107180 $2.198113 $1.935504 $1.490639 $1.255336	117,730.957 118,746.211 121,361.717 148,898.176 155,069.802 142,133.684 125,514.417 106,245.661 58,014.574 5,549.972
100

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.593006 $1.394696 $1.479485 $1.320476 $1.288589 $1.328200 $1.286277 $1.168742 $1.091750 $1.089393	$1.639240 $1.593006 $1.394696 $1.479485 $1.320476 $1.288589 $1.328200 $1.286277 $1.168742 $1.091750	368,262.008 402,009.816 138,034.857 113,073.759 145,857.192 186,856.646 146,694.460 113,819.385 50,604.121 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.490206 $1.344876 $1.412573 $1.288081 $1.253074 $1.277519 $1.229059 $1.157932 $1.099705 $1.079160	$1.544110 $1.490206 $1.344876 $1.412573 $1.288081 $1.253074 $1.277519 $1.229059 $1.157932 $1.099705	98,724.268 78,930.232 87,759.745 152,587.591 15,922.237 16,955.102 45,242.275 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.802429 $1.528312 $1.666836 $1.424493 $1.377915 $1.445955 $1.408111 $1.200284 $1.089474 $1.115713	$1.855232 $1.802429 $1.528312 $1.666836 $1.424493 $1.377915 $1.445955 $1.408111 $1.200284 $1.089474	49,680.379 49,902.466 311,587.750 316,949.723 337,407.641 206,243.558 202,945.613 30,724.346 29,717.899 0.000
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.021896 $2.472676 $2.346914 $1.654765 $1.714198 $1.552605 $1.482984 $1.012826 $0.887550 $0.954020	$6.502644 $3.021896 $2.472676 $2.346914 $1.654765 $1.714198 $1.552605 $1.482984 $1.012826 $0.887550	762,234.971 864,689.805 277,063.724 353,609.757 270,922.635 282,967.398 611,191.698 535,470.415 376,559.102 330,831.888
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.173245 $1.807042 $1.899249 $1.684762 $1.581251 $1.597585 $1.459755 $1.251552 $1.125777 $1.095604	$2.487631 $2.173245 $1.807042 $1.899249 $1.684762 $1.581251 $1.597585 $1.459755 $1.251552 $1.125777	771,140.055 813,565.811 936,221.733 846,163.301 957,545.241 854,127.572 774,678.246 931,006.225 88,732.739 2,881.724
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.504136 $1.404746 $1.431774 $1.382103 $1.362384 $1.369953 $1.325138 $1.376763 $1.296205 $1.234951	$1.599736 $1.504136 $1.404746 $1.431774 $1.382103 $1.362384 $1.369953 $1.325138 $1.376763 $1.296205	881,695.229 706,661.621 704,678.422 932,523.718 869,170.277 1,322,487.894 1,797,824.057 2,129,240.709 1,402,992.753 1,074,149.051
101

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Small/Mid Cap Value - Initial Class Subaccount Inception Date July 5, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.607307 $2.107212 $2.409827 $2.111458 $1.764922 $1.833040 $1.763794 $1.310052 $1.139747 $1.185467	$2.679135 $2.607307 $2.107212 $2.409827 $2.111458 $1.764922 $1.833040 $1.763794 $1.310052 $1.139747	565,961.743 606,396.031 631,774.115 647,229.117 664,444.166 707,565.381 740,257.261 837,846.581 920,470.277 960,827.653
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.265502 $2.490247 $2.713745 $2.244922 $2.043608 $2.019989 $1.919517 $1.348983 $1.180665 $1.175500	$3.985110 $3.265502 $2.490247 $2.713745 $2.244922 $2.043608 $2.019989 $1.919517 $1.348983 $1.180665	374,387.467 338,137.693 372,951.657 390,293.786 527,429.708 564,964.152 608,873.379 755,829.287 250,407.525 131,578.213
TA TS&W International Equity - Initial Class Subaccount Inception Date July 5, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.157382 $0.967966 $1.160238 $0.955733 $0.957331 $0.956707 $1.021633 $0.831892 $0.721488 $0.852323	$1.217870 $1.157382 $0.967966 $1.160238 $0.955733 $0.957331 $0.956707 $1.021633 $0.831892 $0.721488	386,713.581 399,232.916 665,181.955 760,437.685 745,587.425 787,669.611 791,783.208 834,055.648 813,009.224 761,714.012
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.528460 $1.828021 $1.847102 $1.447500 $1.425477 $1.350793 $1.230990 $0.940904 $0.841860 $0.885413	$3.428684 $2.528460 $1.828021 $1.847102 $1.447500 $1.425477 $1.350793 $1.230990 $0.940904 $0.841860	1,525,882.086 1,585,578.533 1,216,727.437 1,634,495.597 1,848,239.323 2,153,095.339 2,229,340.492 2,569,166.852 2,364,195.485 2,351,391.808
(1)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective December 1, 2020, Transamerica Barrow Hanley Dividend Focused VP was renamed Transamerica Aegon Sustainable Equity Income VP.
(5)	Effective December 1, 2020, Transamerica Levin Large Cap Value VP was renamed Transamerica Rothschild & Co Large Cap Value VP.
(6)	Effective on or about May 1, 2021 American Funds - Bond Fund will be renamed American Funds - The Bond Fund of AmericaSM.
102

APPENDIX
Prior Withdrawal/Growth Percentages and Rider fees
The table below identifies the prior percentages for the Retirement Income Max® Rider. Please Note: If you purchased your policy prior to February 1, 2015, and the rider was available under your policy, you may still purchase the rider. This rider is not eligible for upgrade.
Rider fee Percentages
Date	Percentage
Prior to February 1, 2018	1.25%
February 1, 2018 to June 30, 2018	1.35%

Date	Single Life	Joint Life
July 1, 2018 to November 30, 2019	1.35%	1.45%
December 1, 2019 to April 30, 2020	1.45%	1.55%
May 1, 2020 to April 30, 2021	1.50%	1.60%
Growth Percentages
Date	Percentage
Prior to May 1, 2014	5.00%
May 1, 2014 to January 31, 2018	5.50%
February 1, 2018 to April 30, 2020	7.20%
May 1, 2020 to August 31, 2020	6.50%
September 1, 2020 to April 30, 2021	5.00%
Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
Prior to December 12, 2011	0-58 59-64 65-74 ≥75	0.00% 4.50% 5.50% 6.50%	0.00% 4.10% 5.10% 6.10%
December 12, 2011 to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 3.80% 4.80% 5.80%
May 1, 2014 to February 16, 2015	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 4.00% 5.00% 6.00%
February 17, 2015 to December 31, 2016	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.80% 4.80% 5.80%
January 1, 2017 to January 31, 2018	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.70% 4.70% 5.70%
February 1, 2018 to June 30, 2018	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.50% 4.50% 5.50%
103

Prior Withdrawal/Growth Percentages and Rider fees — (Continued)
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
July 1, 2018 to February 28, 2019	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.75% 4.75% 5.75%
March 1, 2019 to November 30, 2019	0-58 59-64 65-69 70-74 75-79 ≥80	0.00% 4.00% 5.25% 5.40% 5.50% 5.75%	0.00% 3.50% 4.75% 4.90% 5.00% 5.25%
December 1, 2019 to April 30, 2020	0-58 59-64 65-74 75-79 ≥80	0.00% 4.00% 5.00% 5.25% 5.75%	0.00% 3.50% 4.50% 4.75% 5.25%
May 1, 2020 to August 31, 2020	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 5.50%	0.00% 3.50% 4.50% 5.00%
September 1, 2020 to April 30, 2021	0-58 59-64 65-80 ≥81	0.00% 3.75% 5.00% 5.50%	0.00% 3.25% 4.50% 5.00%
104

APPENDIX
Prior Withdrawal/Growth Percentages and rider fees
The table below identifies the prior percentages for the Retirement Income Choice® 1.6 rider.
Rider fee Percentages
Date	Rider Benefit	Single Life Option	Joint Life Option
June 1, 2017 to June 30, 2018	Base Benefit Designated Allocation Group A	1.45%	1.45%
	Base Benefit Designated Allocation Group B	1.10%	1.10%
	Base Benefit Designated Allocation Group C	0.70%	0.70%
	Death Benefit	0.40%	0.35%
	Income Enhancement	0.30%	0.50%

Date	Rider Benefit	Single Life Option	Joint Life Option
July 1, 2018 to February 28, 2019	Base Benefit Designated Allocation Group A	1.40%	1.50%
	Base Benefit Designated Allocation Group B	1.15%	1.25%
	Base Benefit Designated Allocation Group C	0.80%	0.90%
	Death Benefit	0.40%	0.35%
	Income Enhancement	0.30%	0.50%

Date	Rider Benefit	Single Life Option	Joint Life Option
March 1, 2019 to August 31, 2020	Base Benefit Designated Allocation Group A	1.50%	1.60%
	Base Benefit Designated Allocation Group B	1.50%	1.60%
	Base Benefit Designated Allocation Group C	1.50%	1.60%
	Death Benefit	0.40%	0.35%
	Income Enhancement	0.30%	0.50%

Date	Rider Benefit	Single Life Option	Joint Life Option
September 1, 2020 to April 30, 2021	Base Benefit Designated Allocation Group A	1.85%	1.95%
	Base Benefit Designated Allocation Group B	1.40%	1.60%
	Base Benefit Designated Allocation Group C	0.95%	1.05%
	Death Benefit	0.40%	0.35%
	Income Enhancement	0.30%	0.50%
Growth Percentages
Date	Percentage
May 1, 2016 to February 28, 2019	5.50%
March 1, 2019 to November 30, 2019	6.00%
December 1, 2019 to April 30, 2020	5.25%
May 1, 2020 to April 30, 2021	5.00%
Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
May 1, 2016 to December 31, 2016	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.75% 4.75% 5.75%
105

Prior Withdrawal/Growth Percentages and rider fees — (Continued)
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
January 1, 2017 to June 30, 2018	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.50% 4.50% 5.50%
July 1, 2018 to February 28, 2019	0-58 59-64 65-79 ≥80	0.00% 4.50% 5.50% 6.00%	0.00% 4.00% 5.00% 5.50%
March 1, 2019 to April 30, 2020	0-58 59-64 65-69 70-74 75-79 ≥80	0.00% 4.00% 5.10% 5.20% 5.50% 6.00%	0.00% 3.50% 4.60% 4.70% 5.00% 5.50%
May 1, 2020 to August 31, 2020	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 5.50%	0.00% 3.50% 4.50% 5.00%
September 1, 2020 to April 30, 2021	0-58 59-64 65-80 ≥81	0.00% 3.50% 4.75% 5.25%	0.00% 3.00% 4.25% 4.75%
106

F I N A N C I A L   S T A T E M E N T S  –  S T A T U T O R Y   B A S I S

A N D   S U P P L E M E N T A R Y   I N F O R M A T I O N

Transamerica Life Insurance Company

Years Ended December 31, 2020, 2019 and 2018

Transamerica Life Insurance Company

Financial Statements – Statutory Basis

and Supplementary Information

Years Ended December 31, 2020, 2019 and 2018

Notes to Financial Statements – Statutory Basis

Report of Independent Auditors

To the Board of Directors of

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis financial statements of Transamerica Life Insurance Company (the “Company”), which comprise the balance sheets as of December 31, 2020 and 2019, and the related statements of operations, of changes in capital and surplus, and of cash flow for each of the three years in the period ended December 31, 2020, including the related notes and schedules of supplementary insurance information and reinsurance for each of the three years in the period ended December 31, 2020 and summary of investments - other than investments in related parties as of December 31, 2020 listed in the accompanying index (collectively referred to as the “financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Iowa Insurance Division, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

PricewaterhouseCoopers LLP, One North Wacker, Chicago, IL 60606

T: (312)298-2000, F: (312)298 2001, www.pwc.com/us

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2020 and 2019 or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2020 and 2019 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division described in Note 2.

Emphasis of Matters

As discussed in Note 1 to the financial statements, the financial statements give retroactive effect to the mergers of Transamerica Premier Life Insurance Company and MLIC Re I, Inc. into the Company on October 1, 2020, and the merger of Pine Falls Re, Inc. into the Company on December 31, 2020, in transactions accounted for as statutory mergers. Our opinion is not modified with respect to these matters.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 14, 2021

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Millions)

	December 31

	2020	2019
Admitted assets
Cash, cash equivalents and short-term investments	$1,832	$2,442
Bonds	50,444	43,976
Preferred stocks	105	117
Common stocks	3,556	3,376
Mortgage loans on real estate	9,015	7,834
Real estate	56	239
Policy loans	2,037	2,062
Securities lending reinvested collateral assets	2,115	2,004
Derivatives	2,973	1,743
Other invested assets	3,222	3,170
Total cash and invested assets	75,355	66,963

Accrued investment income	697	637
Premiums deferred and uncollected	240	438
Net deferred income tax asset	812	742
Variable annuity reserve hedge offset deferral	–	195
Letter of credit	–	1,870
Other assets	1,344	1,022
Separate account assets	121,820	112,229
Total admitted assets	$200,268	$184,096

Liabilities and capital and surplus
Aggregate reserves for policies and contracts	$50,966	$45,865
Policy and contract claim reserves	1,257	943
Liability for deposit-type contracts	946	948
Other policyholders’ funds	32	32
Transfers from separate accounts due or accrued	(823)	(925)
Funds held under reinsurance treaties	3,889	3,994
Asset valuation reserve	1,198	1,267
Interest maintenance reserve	1,389	1,356
Derivatives	3,493	1,933
Payable for collateral under securities loaned and other transactions	2,755	2,691
Borrowed money	3,486	2,709
Variable annuity reserve hedge offset deferral	145	–
Other liabilities	1,605	1,703
Separate account liabilities	121,820	112,229
Total liabilities	192,158	174,745
Total capital and surplus	8,110	9,351
Total liabilities and capital and surplus	$200,268	$184,096

See accompanying notes.

3

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Millions)

	Year Ended December 31
	2020	2019	2018
Revenues
Premiums and other considerations	$16,723	$15,708	$14,597
Net investment income	3,361	2,765	2,744
Commissions and expense allowances on reinsurance ceded	661	470	785
Reserve adjustment on reinsurance ceded	(273)	(128)	(155)
Consideration received on reinsurance recapture and novations	2,958	15	183
Fee revenue and other income	2,096	2,150	2,338
Total revenue	25,526	20,980	20,492

Benefits and expenses
Death benefits	2,863	2,358	2,380
Annuity benefits	1,528	1,492	1,442
Accident and health benefits	1,120	1,112	1,124
Surrender benefits	15,352	16,301	15,853
Other benefits	234	230	224
Net increase (decrease) in reserves	4,985	(1,329)	991
Commissions	1,435	1,481	1,600
Net transfers to (from) separate accounts	(4,850)	(5,130)	(4,407)
IMR adjustment due to reinsurance	–	–	(13)
General insurance expenses and other	1,780	1,254	1,615
Total benefits and expenses	24,447	17,769	20,809
Gain (loss) from operations before dividends and federal income taxes	1,079	3,211	(317)
Dividends to policyholders	10	10	7
Gain (loss) from operations before federal income taxes	1,069	3,201	(324)
Federal income tax (benefit) expense	(109)	(39)	(36)
Net gain (loss) from operations	1,178	3,240	(288)
Net realized capital gains (losses), after tax and amounts transferred to interest maintenance reserve	113	469	(786)
Net income (loss)	$1,291	$3,709	$(1,074)

See accompanying notes.

4

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Millions)

Balance at January 1, 2018	Common Stock	Preferred Stock	Treasury Stock	Surplus Notes	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus
As originally presented	$7	$1	$(58)	$150	$3,473	$90	$3,689	7,352
Merger of TPLIC, MLIC Re and PFRe	–	–	–	160	1,246	4	896	2,306
Balance at January 1, 2018	7	1	(58)	310	4,719	94	4,585	9,658
Net income (loss)	–	–	–	–	–	–	(1,074)	(1,074)
Change in net unrealized capital gains/losses, net of taxes	–	–	–	–	–	145	1,182	1,327
Change in net deferred income tax asset	–	–	–	–	–	–	168	168
Change in nonadmitted assets	–	–	–	–	–	–	63	63
Change in reserve on account of change in valuation basis	–	–	–	–	–	–	(7)	(7)
Change in asset valuation reserve	–	–	–	–	–	–	(12)	(12)
Change in surplus as a result of reinsurance	–	–	–	–	–	–	33	33
Change in letter of credit	–	–	–	–	–	–	(82)	(82)
Dividends to stockholders	–	–	–	–	–	–	(624)	(624)
Return of capital	–	–	–	–	(559)	–	–	(559)
Other changes - net	–	(1)	–	–	3	(7)	(1)	(6)
Balance at December 31, 2018	$7	$–	$(58)	$310	$4,163	$232	$4,231	$8,885
Net income (loss)	–	–	–	–	–	–	3,709	3,709
Change in net unrealized capital gains/losses, net of taxes	–	–	–	–	–	(37)	(239)	(276)
Change in net deferred income tax asset	–	–	–	–	–	–	(160)	(160)
Change in nonadmitted assets	–	–	–	–	–	–	124	124
Change in reserve on account of change in valuation basis	–	–	–	–	–	–	(1,218)	(1,218)
Change in asset valuation reserve	–	–	–	–	–	–	(252)	(252)
Change in surplus as a result of reinsurance	–	–	–	–	–	–	(143)	(143)
Change in surplus notes	–	–	–	(250)	–	–	–	(250)
Change in treasury stock	–	–	58	–	–	–	–	58
Change in letter of credit	–	–	–	–	–	–	(160)	(160)
Dividends to stockholders	–	–	–	–	–	–	(733)	(733)
Return of capital	–	–	–	–	(308)	–	–	(308)
Other changes - net	–	–	–	–	2	2	71	75
Balance at December 31, 2019	$7	$–	$–	$60	$3,857	$197	$5,230	$9,351

Continued on next page.

5

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Millions)

	Common Stock	Preferred Stock	Treasury Stock	Surplus Notes	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus

Balance at December 31, 2019	$7	$–	$–	$60	$3,857	$197	$5,230	$9,351
Net income (loss)	–	–	–	–	–	–	1,291	1,291
Change in net unrealized capital gains/losses, net of tax	–	–	–	–	–	(342)	216	(126)
Change in net deferred income tax asset	–	–	–	–	–	–	(126)	(126)
Change in nonadmitted assets	–	–	–	–	–	–	201	201
Change in reserve on account of change in valuation basis	–	–	–	–	–	–	14	14
Change in asset valuation reserve	–	–	–	–	–	–	69	69
Change in surplus as a result of reinsurance	–	–	–	–	–	–	(51)	(51)
Change in surplus notes	–	–	–	(60)	–	–	–	(60)
Change in letter of credit	–	–	–	–	–	–	(1,870)	(1,870)
Capital contribution	–	–	–	–	700	–	–	700
Dividends to stockholders	–	–	–	–	–	–	(1,200)	(1,200)
Other changes - net	–	–	–	–	5	–	(88)	(83)
Balance at December 31, 2020	$7	$–	$–	$–	$4,562	$(145)	$3,686	$8,110

See accompanying notes.

6

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Millions)

	Year Ended December 31

	2020	2019	2018
Operating activities
Premiums and annuity considerations	$16,785	$15,551	$14,618
Net investment income	2,758	2,931	2,843
Other income	2,311	2,379	2,999
Benefit and loss related payments	(20,629)	(21,328)	(20,885)
Net transfers from separate accounts	4,958	5,282	4,688
Commissions and operating expenses	(3,002)	(2,842)	(2,957)
Dividends paid to policyholders	(7)	(7)	(7)
Federal income taxes (paid) received	37	(166)	(64)
Net cash provided by (used in) operating activities	3,211	1,800	1,235

Investing activities
Proceeds from investments sold, matured or repaid	$12,107	$19,902	$13,389
Costs of investments acquired	(16,438)	(18,351)	(12,543)
Net change in policy loans	25	15	37
Net cost of investments acquired	(16,413)	(18,336)	(12,506)
Net cash provided by (used in) investing activities	$(4,306)	$1,566	$883

Financing and miscellaneous activities
Repayment of surplus notes	$(60)	$(250)	$–
Capital and paid in surplus received (returned)	705	(248)	(407)
Dividends to stockholders	(1,200)	(725)	(564)
Net deposits (withdrawals) on deposit-type contracts	(34)	(667)	(331)
Net change in borrowed money	783	(1,621)	(1,340)
Net change in funds held under reinsurance treaties	(105)	261	279
Net change in payable for collateral under securities lending and other transactions	65	(1,084)	49
Other cash (applied) provided	331	162	(20)
Net cash provided by (used in) financing and miscellaneous activities	485	(4,172)	(2,334)

Net increase (decrease) in cash, cash equivalents and short-term investments	(610)	(806)	(216)

Cash, cash equivalents and short-term investments:
Beginning of year	2,442	3,248	3,464
End of year	$1,832	$2,442	$3,248

See accompanying notes.

7

Transamerica Life Insurance Company

Statements of Cash Flow (supplemental) – Statutory Basis

(Dollars in Millions)

	Year Ended December 31
Supplemental disclosures of cash flow information	2020	2019	2018

Non-cash activities during the year not included in the Statutory Statements of Cash Flows:
Transfer of bonds, mortgage loans and interest related to affiliated reinsurance recapture	$2,121	$–	$–
Release of funds withheld related to affiliated reinsurance recaptures	500	–	–
Increase of funds withheld related to affiliated reinsurance agreement	(76)	–	–
Receipt of assets related to nonaffiliated reinsurance recapture	310	–	–
Stock cancellations	–	58	–
Non-cash dividend received from subsidiary	–	11	30
Non-cash dividend to parent company	–	–	60
Investments received for insured securities losses	–	–	47
Other	–	(9)	12

See accompanying notes.

8

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

December  31, 2020

1. Organization and Nature of Business

Transamerica Life Insurance Company (the Company) is a stock life insurance company owned by Commonwealth General Corporation (CGC). CGC is an indirect, wholly-owned subsidiary of Aegon N.V., a holding company organized under the laws of The Netherlands.

On October 1, 2020, the Company completed mergers with Transamerica Premier Life Insurance Company (TPLIC), an Iowa-domiciled affiliate and MLIC Re I, Inc. (MLIC Re), a Vermont-domiciled subsidiary. On December 31, 2020, the Company completed a merger with Pine Falls Re, Inc. (PFRe), a Vermont-domiciled subsidiary. Also, on July 1, 2019, the Company completed a merger with Transamerica Advisors Life Insurance Company (TALIC), an Arkansas-domiciled affiliate.

The mergers were accounted for in accordance with the Statement of Statutory Accounting Principles (SSAP) No. 68, Business Combinations and Goodwill, as statutory mergers. As such, financial statements for periods prior to the mergers were combined and the recorded assets, liabilities and surplus of TPLIC, MLIC Re, PFRe and TALIC on a US statutory basis were carried forward to the merged company. The common capital stock of TPLIC, MLIC Re, PFRe and TALIC was deemed cancelled by operation of law under the Plans of Merger. Each share of the Company’s capital stock issued and outstanding immediately before the mergers continues to represent one share of the capital stock. The business the Company previously assumed from TPLIC and TALIC and the business previously ceded from the Company to TPLIC, MLIC Re and PFRe is no longer reflected as assumed and ceded risks in the restated merged financials.

Summarized financial information for the Company (which includes TALIC), TPLIC, MLIC Re and PFRe presented separately for periods prior to the merger is as follows.

	Year Ended December 31, 2019
	Company	TPLIC	MLIC Re	PFRe	Eliminations	Merged Totals

Total assets	$130,223	$52,517	$1,120	$1,507	$(1,271)	$184,096
Total liabilities	123,695	50,216	779	1,326	(1,271)	174,745
Capital and surplus	6,528	2,301	341	181	–	9,351
Total revenue	16,142	4,634	211	29	(36)	20,980
Total benefits and expenses	13,157	4,251	150	61	150	17,769
Net income (loss)	3,294	572	61	(32)	(186)	3,709

	Year Ended December 31, 2018
	Company	TPLIC	MLIC Re	PFRe	Eliminations	Merged Totals

Total revenue	$15,437	$4,873	$230	$29	$(77)	$20,492
Total benefits and expenses	16,204	4,233	183	71	118	20,809
Net income (loss)	(1,424)	536	47	(38)	(195)	(1,074)

9

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Nature of Business

The Company sells individual life insurance, including index universal life, whole life, term life, and final expense life. It also sells a range of variable and fixed annuities. In addition, the Company offers supplemental health insurance, long-term care insurance, life insurance, group annuity contracts and stable value solutions. The Company is licensed in 49 states and the District of Columbia, Guam, Puerto Rico and US Virgin Islands. Sales of the Company’s products are primarily through a network of independent agents and broker-dealers, affiliated agencies, and financial institutions.

2. Basis of Presentation and Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Iowa Insurance Division (IID), which practices differ from accounting principles generally accepted in the United States of America (GAAP).

The IID recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed practices by the State of Iowa. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed.

The following is a summary of the accounting practices permitted and prescribed by the IID and reflected in the Company’s financial statements which differs from NAIC SAP:

The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to the reported value of the assets supporting the Company’s guaranteed separate accounts. As prescribed by Iowa Administrative Code 508A.1.4, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under SSAP No. 56, Separate Accounts, of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

10

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

A reconciliation of the Company’s net income (loss) and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Iowa is shown below:

	SSAP#	F/S Page	F/S Line	2020	2019	2018
Net income (loss), State of Iowa basis State prescribed practices that are an increase(decrease) from NAIC SAP:	XXX	XXX	XXX	$1,291	$3,709	$(1,074)
Separate account asset valuation	56	NA	NA	–	–	–

State permitted practices that are an increase(decrease) from NAIC SAP:
None				–	–	–
Net income (loss), NAIC SAP	XXX	XXX	XXX	$1,291	$3,709	$(1,074)

Statutory surplus, state of Iowa basis State prescribed practices that are an increase(decrease) from NAIC SAP:	XXX	XXX	XXX	$8,110	$9,351	$8,885
Separate account asset valuation	56	NA	NA	–	–	–

State permitted practices that are an increase(decrease) from NAIC SAP:
Letter of credit	4	Balance Sheet	Letter of credit	–	(1,870)	(2,030)
Hedge reserve offset deferral	86	Balance Sheet; Statement of Changes in Capital and Surplus	Variable annuity reserve hedge offset deferral Special surplus funds - Change in net unrealized capital gains/ losses	–	–	(232)
Statutory surplus, NAIC SAP	XXX	XXX	XXX	$8,110	$7,481	$6,623

The IID issued a no objection letter in the current year for the Company to present historical permitted practices that differ from that found in the NAIC SAP related to the admission of letters of credit as admitted assets and as an element of capital surplus. Prior to merging with the Company, MLIC Re and PFRe, with the explicit permission of the Deputy Commissioner of the Captive Insurance Division of the Vermont Department of Financial Regulation, included as admitted assets the value of letters of credit serving as collateral for reinsurance credit taken by affiliates in connection with reinsurance agreements. These historical permitted practices were included on a merged entity basis for periods prior to the effective date of the mergers. The letters of credit were for the benefit of the Company and TPLIC. The permitted practice terminated upon the merger of MLIC Re and PFRe into the Company and had no impact at December 31, 2020.

11

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The Company elected early adoption of SSAP No. 108, Derivatives Hedging Variable Annuities Guarantees (SSAP 108) effective July 1, 2019. The early adoption allowed for transition from and release of a similar permitted practice in place with the IID since October 1, 2016 (the Permitted Practice). The Company received approval from the IID on September 4, 2019.

Use of Estimates

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The effects of the following variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material. Significant accounting policies and variances from GAAP are as follows:

Investments

Investments in bonds, except those to which the Securities Valuation Office (SVO) of the NAIC has ascribed a NAIC designation of 6, are reported at amortized cost using the interest method. Bonds containing call provisions, except make-whole call provisions, are amortized to the call or maturity value/date which produces the lowest asset value, often referred to as yield-to-worst method. Bonds ascribed a NAIC designation of 6 are reported at the lower of amortized cost or fair value with unrealized gains and losses reported in changes in capital and surplus. Prepayment penalty or acceleration fees received in the event a bond is liquidated prior to its scheduled termination date are reported as investment income.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26R, Bonds, and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

For GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. These securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium using either the retrospective or prospective methods. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. For statutory reporting, the

12

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

For GAAP, all securities purchased or retained that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used.

The Company closely monitors below investment grade holdings and investment grade issuers where the Company has concerns to determine if an other-than-temporary impairment (OTTI) has occurred. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. The Company will record a charge to the statements of operations for the amount of the impairment.

For structured securities, cash flow trends and underlying levels of collateral are monitored. An OTTI is considered to have occurred if the fair value of the structured security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An OTTI is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security and the security is in an unrealized loss position. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. The Company will record a charge to the statements of operations for the amount of the impairments.

For GAAP, if it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI is recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security or the entity will likely not be required to sell the security before recovery, the OTTI should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

Investments in both affiliated and unaffiliated preferred stocks in good standing (those with NAIC designations RP1 to RP3 and P1 to P3), are reported at cost or amortized cost, depending on the characteristics of the securities. Investments in both affiliated and unaffiliated preferred stocks not in good standing (those with NAIC designations RP4 to RP6 and P4 to P6), are

13

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

reported at the lower of cost, amortized cost, or fair value, depending on the characteristics of the securities. The related net unrealized capital gains and losses for all NAIC designations are reported in changes in capital and surplus.

Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in net unrealized capital gains or losses and are reported in changes in capital and surplus.

Common stocks of unaffiliated companies, which include shares of mutual funds, are reported at fair value and the related net unrealized capital gains or losses are reported in changes in capital and surplus.

The Company owns stock issued by the Federal Home Loan Bank (FHLB), which is only redeemable at par, and its fair value is presumed to be par, unless other-than-temporarily impaired.

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statements of operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized. Prepayment penalty or acceleration fees received in the event a loan is liquidated prior to its scheduled termination date are reported as investment income.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost net of encumbrances. Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate the Company classifies as held for sale is measured at lower of carrying amount or fair value less cost to sell. Depreciation is calculated on a straight-line basis

14

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

over the estimated useful lives of the properties. The Company recognizes an impairment loss if the Company determines that the carrying amount of the real estate is not recoverable and exceeds its fair value. The Company deems that the carrying amount of the asset is not recoverable if the carrying amount exceeds the sum of undiscounted cash flows expected to result from the use and disposition. The impairment loss is measured as the amount by which the asset’s carrying value exceeds its fair value.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

The Company has interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying GAAP equity of the investee.

For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statements of operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company. The carrying value is amortized over the life of the investment. Amortization is calculated as a ratio of the current year tax credits and tax benefits compared to the total expected tax credits and tax benefits over the life of the investment.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less (principally stated at amortized cost) or money market mutual funds which are reported at fair value.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are

15

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. Due and accrued amounts determined to be uncollectible are written off through the statements of operations.

Valuation Reserves

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, primarily bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals into net investment income over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

In 2019, the NAIC revised the AVR Factors (basic contribution, reserve objective and maximum reserve) to be consistent with the risk-based capital (RBC) after-tax factors, which were amended in 2018 as a result of federal tax reform. The AVR factor changes are effective for year-end 2019. As of December 31, 2019, the factor changes decreased capital and surplus by $183. The changes were recorded to the Change in Asset Valuation Reserve line of the Statements of Changes in Capital and Surplus.

Derivative Instruments

Overview: The Company may use various derivative instruments (options, caps, floors, swaps, forwards, and futures) to manage risks related to its ongoing business operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions, or net investment in a foreign operation), (B) replication, (C) income generation, or (D) held for other investment/risk management activities, which do not qualify for hedge accounting under SSAP No. 86 - Derivatives.

(A)

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability (amortized cost or fair value). Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract

16

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

that is not clearly and closely related to the economic characteristics and the risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

(B)

Derivative instruments are also used in replication (synthetic asset) transactions. A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. In these transactions, the derivative is accounted for in a manner consistent with the cash instrument and replicated asset. For GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

(C)

Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative relates (amortized cost or fair value).

(D)	Derivative instruments held for other investment/risk management activities are measured at fair value with value adjustments recorded in unassigned surplus.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the hedged asset or liability changes, the value of the hedging derivative is expected to move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to derivative instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘BBB’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead.

Instruments:

Interest rate swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds equal to the fair value of the contract are exchanged. These gains and losses may be included in IMR or AVR if the underlying

17

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities; therefore, converting the asset or liability to a U.S. dollar denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument. For swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in capital and surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

Total return swaps are used in the asset/liability management process to mitigate the market risk on minimum guarantee insurance contracts linked to an index. These total return swaps generally provide for the exchange of the difference between fixed leg (tied to the Standard & Poor’s (S&P) or other global market financial index) and floating leg (tied to the London Interbank Offered Rate (LIBOR)) amounts based on an underlying notional amount (also tied to the underlying index). Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Variance swaps are used in the asset/liability management process to mitigate the gamma risk created when the Company has issued minimum guarantee insurance contracts linked to an index. These variance swaps are similar to volatility options where the underlying index provides for the market value movements. Variance swaps do not accrue interest. Typically, no cash is exchanged at the outset of initiating the variance swap, and a single receipt or payment occurs at the maturity or termination of the contract. Variance swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Bond forwards are used to hedge the interest rate risk that future liability claims increase as rates decrease, leading to higher guarantee values. Bond return swaps are also used to hedge interest rate risk of the underlying liability by exchanging performance and interest of a treasury asset for a funding level plus spread.

18

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Futures contracts are used to hedge the liability risk when the Company issues products providing the customer a return based on various global market indices. Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

The Company issues products providing the customer a return based on the various global equity market indices. The Company uses options to hedge the liability option risk associated with these products. Options are marked to fair value in the balance sheets and fair value adjustments are recorded as capital and surplus in the financial statements. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.

Caps are used in the asset/liability management process to mitigate the interest rate risk created due to a rapidly rising interest rate environment. The caps are similar to options where the underlying interest rate index provides for the market value movements. The caps do not accrue interest until the interest rate environment exceeds the caps strike rate. Cash is exchanged at the onset, and a single receipt or payment occurs at the maturity or termination of the contract. Caps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Caps that do not meet hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

The Company uses zero cost collars to hedge the interest rate risk associated with rising short term interest rates, whereby the exposure would otherwise adversely impact the Company’s capital generation. The collar position(s) help range bound the floating rate by combining a cap and floor position.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

The Company issues fixed liabilities that have a guaranteed minimum crediting rate. The Company uses receiver swaptions, whereby the swaption is designed to generate cash flows to offset lower yields on assets during a low interest rate environment. The Company pays a single premium at the beginning of the contract and is amortized throughout the life of the swaption. These swaptions are marked to fair value in the balance sheets and the fair value adjustment is recorded in unassigned surplus. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.

19

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The Company replicates investment grade corporate bonds or sovereign debt by combining a highly rated security as a cash component with a written credit default swap which, in effect, converts the high quality asset into an investment grade corporate asset or a sovereign debt. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss.

Securities Lending Assets and Liabilities

The Company loans securities to third parties under agent-managed securities lending programs accounted for as secured borrowings. Cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheets (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Non-cash collateral received which may not be sold or repledged is not recorded on the Company’s balance sheets. Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

Repurchase Agreements

For dollar repurchase agreements accounted for as secured borrowings, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. The securities transferred are not removed from the balance sheets, and the cash received as collateral is invested as needed or used for general corporate purposes of the Company. A liability is established to record the obligation to return the cash collateral and included in borrowed money on the balance sheets.

Offsetting of Assets and Liabilities

Financial assets and liabilities are offset in the balance sheets when the Company has a legally enforceable right to offset and has the intention to settle the asset and liability on a net basis.

Other Assets and Other Liabilities

Other assets consist primarily of cash surrender value of company owned life insurance, reinsurance receivable, general insurance accounts receivable and current federal income tax recoverable.

Other liabilities consist primarily of amounts withheld by the Company, accrued expenses, reinsurance payable, payable for securities, and municipal repurchase agreements. Municipal repurchase agreements are investment contracts issued to municipalities that pay either a fixed or floating rate of interest on the guaranteed deposit balance. The floating interest rate is based on a market index. The related liabilities are equal to the policyholder deposit and accumulated

20

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

interest. These municipal repurchase agreements require a minimum of 95% of the fair value of the securities transferred to be maintained as collateral.

Separate Accounts

The majority of separate accounts held by the Company, primarily for individual policyholders as well as for group pension plans, do not have any minimum guarantees, and the investment risks associated with fair value changes are borne by the policyholder. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds and short-term investments.

Certain other separate accounts held by the Company provide a minimum guaranteed return of 3% of the average investment balance to policyholders. The assets consist of long-term bonds and short-term investments which are carried at amortized cost.

Certain other non-indexed guaranteed separate accounts represent funds invested by the Company for the benefit of the contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than the guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations. Non-indexed guaranteed separate account assets and liabilities are carried at fair value. These guarantees are included in the general account due to the nature of the guaranteed return.

Assets held in trust for purchases of variable life, variable universal life, variable annuity, and modified guaranteed annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at fair value.

Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The investment risks associated with fair value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist.

Income and gains and losses with respect to the assets in the separate accounts supporting modified guaranteed annuity contracts are included in the statements of operations as a component of net transfers from separate accounts.

Surplus funds transferred from the general account to the separate accounts, commonly referred to as seed money, and earnings accumulated on seed money are reported as surplus in the separate accounts until transferred or repatriated to the general account. The transfer of such funds between the separate account and the general account is reported as surplus contributed or withdrawn during the year.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are calculated by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation

21

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law. For direct business issued after October 1964, the Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the month of death. For policies assumed during 1992 from former affiliates, Monumental General Insurance Company and Monumental Life Insurance Group, Inc., and for all business from company mergers occurring in 1998, the Company waives deduction of deferred fractional premium upon death of the insured and returns any portion of the final premium paid beyond the month of death. For fixed premium life insurance business resulting from company mergers occurring in 2004 and 2007, the Company waives deduction of deferred fractional premiums upon death of the insured and refunds portions of premiums unearned after the date of death. Where appropriate, the Company holds a non-deduction and/or refund reserve. The reserve for these benefits is computed using aggregate methods. The reserves are equal to the greater of the cash surrender value and the legally computed reserve.

For GAAP, policy reserves are calculated based on estimated expected experience or actual account balances.

Surrender values are not promised in excess of the legally computed reserves. For annual premium variable life insurance there is an extra premium charged to the policyholder before the premium is transferred to the Separate Accounts. An additional reserve for this policy is held in the General Account that is a multiple of the reserve that would otherwise be held. For interest sensitive whole life, the reserves held in the General Account are equal to the cash surrender value.

In accordance with SSAP No. 51R, Life Contracts, and No. 54R, Individual and Group Accident and Health Contracts, the Company reports the amount of insurance, if any, for which the gross premiums are less than the net premiums according to the valuation standards and any related premium deficiency reserve established. Anticipated investment income is included as a factor in the health contract premium deficiency calculation.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheets date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include guaranteed investment contracts (GICs), funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance and are not reported as premiums,

22

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

benefits or changes in reserves in the statements of operations. Interest on these policies is reflected in other benefits.

Premiums and Annuity Considerations

Revenues for life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability using deposit accounting.

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

23

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Under GAAP, for certain reinsurance agreements whereby assets are retained by the ceding insurer (such as funds withheld or modified coinsurance) and a return is paid based on the performance of underlying investments, the assets and liabilities for these reinsurance arrangements must be adjusted to reflect the fair value of the invested assets. The NAIC SAP does not contain a similar requirement.

Deferred Income Taxes

The Company computes deferred income taxes in accordance with SSAP No. 101, Income Taxes. Unlike GAAP, SSAP No. 101 does not consider state income taxes in the measurement of deferred taxes. SSAP No. 101 also requires additional testing to measure gross deferred tax assets. The additional testing limits gross deferred tax asset admission to 1) the amount of federal income taxes paid in prior years recoverable through hypothetical loss carrybacks of existing temporary differences expected to reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the amount of remaining gross deferred tax assets expected to be realized within three years limited to an amount that is no greater than 15% of current period’s adjusted statutory capital and surplus, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities after considering character (i.e. ordinary versus capital) and reversal patterns. The Company’s reported deferred tax asset or liability is the sum of gross deferred tax assets admitted through this three-part test plus the sum of all deferred tax liabilities.

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of insurance and investment contracts are deferred. For traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, acquisition costs are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Value of Business Acquired

Under GAAP, value of business acquired (VOBA) is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future contracts and contract changes, premiums, mortality and morbidity, separate account performance, surrenders, operation expenses, investment returns, nonperformance risk adjustment and other factors. VOBA is not recognized under the NAIC SAP.

24

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Subsidiaries and Affiliated Companies

Investments in subsidiaries, controlled and affiliated companies (SCA) are stated in accordance with the Purposes and Procedures Manual of the NAIC SVO, as well as SSAP No. 97 – Investments in Subsidiary, Controlled and Affiliated Entities.

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP. Dividends or distributions received from an investee are recognized in investment income when declared to the extent that they are not in excess of the undistributed accumulated earnings attributable to an investee. Changes in investments in SCA’s are recorded as a change to the carrying value of the investment with a corresponding amount recorded directly to unrealized gain/loss (capital and surplus).

Surplus Notes

Surplus notes are reported as surplus rather than as liabilities as would be required under GAAP.

Nonadmitted Assets

Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC SAP, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets to the extent that they are not impaired.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less and money market mutual funds. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

3. Accounting Changes and Correction of Error

The Company’s policy is to disclose as recent accounting pronouncements the adopted accounting guidance with a current year effective date that has been classified by the NAIC as a substantive change, as well as items classified as nonsubstantive changes that have had a material impact on the financial position or results of operations of the Company.

25

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Recent Accounting Pronouncements

Effective June 30, 2020, the NAIC adopted revisions to SSAP No. 105, Working Capital Finance Investments, and the corresponding Issue Paper No. 163, Working Capital Finance Investments. The revisions provided substantive updates to the Working Capital Finance Investments (WCFI) Program requirements in SSAP No. 105. The adoption of this guidance did not impact the financial position or results of operations of the Company as the Company does not invest in WCFI.

Effective January 1, 2020, the NAIC adopted revisions to SSAP No. 22, Leases, and the corresponding Issue Paper No. 161, Leases, to incorporate various concepts from U.S. GAAP guidance in Accounting Standards Update (ASU) 2016-02, Leases, into statutory accounting. The revised guidance retains the operating lease concept for statutory accounting, clarifies the application of statutory accounting guidance for leases in certain areas (e.g., sale-leaseback transactions), and identifies the types of assets allowed for lease and sale-leaseback treatment. The adoption of this guidance did not impact the financial position or results of operations of the Company.

Change in Valuation Basis

As of December 31, 2019, the Company received IID approval on an approach for adoption of the NAIC 2020 VM-21 and related Risk Based Capital C3P2 changes documented in the VM- 21 2020 NAIC Valuation Manual: Requirements for Principle-Based Reserves for Variable Annuities. The Company elected to early adopt the VM-21 requirements for variable annuities effective December 31, 2019. The approved transition approach did not result in an adjustment to the Company’s historical statutory reporting or existing balances at the time of transition. The Company reported the increase to the VM-21 reserve of $1,218 as of December 31, 2019. As of the date of transition, the Company was fully compliant with the provisions of VM-21 and remains compliant as of December 31, 2020.

Correction of Error

During 2020, management identified and corrected an error in the Company’s prior year statutory Actuarial Guideline (AG) 38 8C cash flow testing reserves. The error resulted in an understatement of aggregate reserves for life contracts of $116 net of tax at December 31, 2019 which was reflected in Other changes - net in the Statement of Changes in Capital and Surplus.

Reclassifications

Certain amounts in prior year financial statement balances and footnote disclosures have been reclassified to conform to the current year presentation.

26

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

4. Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Determination of fair value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

Fair value hierarchy

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

27

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -

Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -

Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments is either reported at fair value or amortized cost (which approximates fair value). Cash is not included in the below tables.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indices, third-party pricing services, brokers, external fund managers and internal models.

Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third-party pricing services, which are determined as discussed above in the description of Level 1 and Level 2 values within the fair value hierarchy. For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

28

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Real Estate: Real estate held for sale is typically valued utilizing independent external appraisers in conjunction with reviews by qualified internal appraisers. Valuations are primarily based on active market prices, adjusted for any difference in the nature, location or condition of the specific property. If such information is not available, other valuation methods are applied, considering the value that the property’s net earning power will support, the value indicated by recent sales of comparable properties and the current cost of reproducing or replacing the property.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds were determined primarily by using indices, third-party pricing services and internal models.

Derivative Financial Instruments: The fair value of futures and forwards are based upon the latest quoted market price and spot rates at the balance sheets date. The estimated fair values of equity and interest rate options (calls, puts, caps) are based upon the latest quoted market price at the balance sheets date. The estimated fair values of swaps, including equity, interest rate and currency swaps, are based on pricing models or formulas using current assumptions. The estimated fair values of credit default swaps are based upon active market data, including interest rate quotes, credit spreads, and recovery rates, which are then used to calculate probabilities of default for the fair value calculation. The Company accounts for derivatives that receive and pass hedge accounting in the same manner as the underlying hedged instrument. If that instrument is held at amortized cost, then the derivative is also held at amortized cost.

Policy Loans: The book value of policy loans is considered to approximate the fair value of the loan, which is stated at unpaid principal balance.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are primarily valued either using third-party pricing services or are valued in the same manner as the general account assets as further described in this note. However, some separate account assets are valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilizes input that are not market observable. The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees. For separate accounts with guarantees, fair value is based on discounted cash flows.

Investment Contract Liabilities: Fair value for the Company’s liabilities under investment contracts, which include deferred annuities and GICs, are estimated using discounted cash flow calculations. For those liabilities that are short in duration, carrying amount approximates fair value. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

29

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Deposit–Type Contracts: The carrying amounts of deposit–type contracts reported in the accompanying balance sheets approximate their fair values. These are included in the Investment Contract Liabilities.

Fair values for the Company’s insurance contracts other than investment–type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The Company accounts for its investments in affiliated common stock in accordance with SSAP No. 97, as such, they are not included in the following disclosures.

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments, including those not measured at fair value in the balance sheets, as of December 31, 2020 and 2019, respectively:

	December 31, 2020
	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Not Practicable (Carrying Value)
Admitted assets
Cash equivalents and short–term investments, other than affiliates	$1,522	$1,522	$1,030	$492	$–	$–	$–
Short–term notes receivable from affiliates	149	149	–	149	–	–	–
Bonds	60,092	50,444	10,161	49,535	396	–	–
Preferred stocks, other than affiliates	109	105	–	109	–	–	–
Common stocks, other than affiliates	180	180	20	–	160	–	–
Mortgage loans on real estate	9,792	9,015	–	–	9,792	–	–
Other invested assets	555	474	–	534	21	–	–
Derivative assets:
Options	278	278	–	278	–	–	–
Interest rate swaps	2,544	2,531	–	2,544	–	–	–
Currency swaps	21	8	–	21	–	–	–
Credit default swaps	67	49	–	67	–	–	–
Equity swaps	88	88	–	88	–	–	–
Interest rate futures	10	10	10	–	–	–	–
Equity futures	9	9	9	–	–	–	–
Derivative assets total	3,017	2,973	19	2,998	–	–	–
Policy loans	2,037	2,037	–	2,037	–	–	–
Securities lending reinvested collateral	1,893	1,893	–	1,893	–	–	–
Separate account assets	119,784	119,677	112,719	7,065	–	–	–

Liabilities
Investment contract liabilities	17,556	15,294	–	257	17,299	–	–
Derivative liabilities:
Options	165	165	–	165	–	–	–
Interest rate swaps	2,853	2,806	–	2,853	–	–	–
Currency swaps	30	31	–	30	–	–	–
Credit default swaps	–	14	–	–	–	–	–
Equity swaps	472	472	–	472	–	–	–
Interest rate futures	1	1	1	–	–	–	–
Equity futures	4	4	4	–	–	–	–
Derivative liabilities total	3,525	3,493	5	3,520	–	–	–
Dollar repurchase agreements	967	967	–	967	–	–	–
Payable for securities lending	2,115	2,115	–	2,115	–	–	–
Payable for derivative cash collateral	640	640	–	640	–	–	–
Separate account liabilities	109,407	109,407	1	109,354	52	–	–

30

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	December 31, 2019
	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Not Practicable (Carrying Value)
Admitted assets
Cash equivalents and short–term investments, other than affiliates	$1,949	$1,949	$1,504	$445	$–	$–	$–
Short–term notes receivable from affiliates	343	343	–	343	–	–	–
Bonds	49,377	43,976	7,355	41,373	649	–	–
Preferred stocks, other than affiliates	114	117	–	111	3	–	–
Common stocks, other than affiliates	140	140	12	–	128	–	–
Mortgage loans on real estate	8,259	7,834	–	–	8,259	–	–
Other invested assets	461	398	–	441	20	–	–
Derivative assets:
Options	312	312	–	312	–	–	–
Interest rate swaps	1,375	1,372	–	1,375	–	–	–
Currency swaps	22	12	–	22	–	–	–
Credit default swaps	79	45	–	79	–	–	–
Equity futures	3	3	3	–	–	–	–
Derivative assets total	1,791	1,744	3	1,788	–	–	–
Policy loans	2,062	2,062	–	2,062	–	–	–
Securities lending reinvested collateral	1,588	1,588	–	1,588	–	–	–
Separate account assets	110,612	110,546	104,750	5,857	5	–	–

Liabilities
Investment contract liabilities	18,960	13,396	–	264	18,696	–	–
Derivative liabilities:
Options	152	152	–	152	–	–	–
Interest rate swaps	1,204	1,501	–	1,204	–	–	–
Currency swaps	19	19	–	19	–	–	–
Credit default swaps	(7)	15	–	(7)	–	–	–
Equity swaps	216	216	–	216	–	–	–
Interest rate futures	23	23	23	–	–	–	–
Equity futures	7	7	7	–	–	–	–
Derivative liabilities total	1,614	1,933	30	1,584	–	–	–
Dollar repurchase agreements	704	704	–	704	–	–	–
Payable for securities lending	2,004	2,004	–	2,004	–	–	–
Payable for derivative cash collateral	687	687	–	687	–	–	–
Separate account liabilities	101,194	101,195	3	101,144	47	–	–

31

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following tables provide information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2020 and 2019:

	2020
	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets:
Bonds
Industrial and miscellaneous	$–	$41	$7	$–	$48

Total bonds	–	41	7	–	48

Preferred stock
Industrial and miscellaneous	–	6	–	–	6

Total preferred stock	–	6	–	–	6

Common stock
Mutual funds	6	–	–	–	6
Industrial and miscellaneous	14	–	160	–	174

Total common stock	20	–	160	–	180

Cash equivalents and short–term
Money market mutual funds	1,029	–	–	–	1,029

Total cash equivalents and short–term	1,029	–	–	–	1,029

Derivative assets	18	2,894	–	–	2,912
Separate account assets	112,606	6,393	–	–	118,999

Total assets	$113,673	$9,334	$167	$–	$123,174

Liabilities:
Derivative liabilities	$5	$3,184	$–	$–	3,189
Separate account liabilities	1	–	–	–	1

Total liabilities	$6	$3,184	$–	$–	$3,190

	2019
	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets:
Bonds
Industrial and miscellaneous	$–	$16	$7	$–	$23

Total bonds	–	16	7	–	23

Preferred stock
Industrial and miscellaneous	–	–	3	–	3

Total preferred stock	–	–	3	–	3

Common stock
Mutual funds	5	–	–	–	5
Industrial and miscellaneous	7	–	128	–	135

Total common stock	12	–	128	–	140

Cash equivalents and short–term
Money market mutual funds	1,504	–	–	–	1,504

Total cash equivalents and short–term	1,504	–	–	–	1,504

Derivative assets	3	1,680	–	–	1,683
Separate account assets	104,614	5,273	4	–	109,891

Total assets	$106,133	$6,969	$142	$–	$113,244

Liabilities:
Derivative liabilities	$30	$1,650	$–	$–	$1,680
Separate account liabilities	3	–	–	–	3

Total liabilities	$33	$1,650	$–	$–	$1,683

Bonds classified as Level 2 are valued using inputs from third party pricing services or broker quotes. Bonds classified as Level 3 are primarily those valued using non–binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilize significant inputs that are not market observable.

32

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Preferred stock classified as Level 2 are valued using inputs from third party pricing services or broker quotes. Preferred stock classified as Level 3 are internally valued using significant unobservable inputs.

Common stock classified as Level 3 are comprised primarily of shares in the FHLB of Des Moines, which are valued at par as a proxy for fair value as a result of restrictions that allow redemptions only by FHLB.

Derivatives classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades, or external pricing services.

Separate account assets and liabilities are valued and classified in the same way as general account assets and liabilities (described above).

The following tables summarize the changes in assets classified as Level 3 for 2020 and 2019:

	Beginning Balance at January 1, 2020	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains (Losses) Included in Net income (a)	Total Gains (Losses) Included in Surplus (b)

Bonds
Other	$7	$2	$–	$–	$(2)
Preferred stock	3	–	–	(17)	13
Common stock	128	–	2	(1)	16
Separate account assets	4	–	4	–	–

Total	$142	$2	$6	$(18)	$27

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2020

Bonds
Other	$–	$–	$–	$–	$7
Preferred stock	2	–	–	1	–
Common stock	21	8	10	–	160
Separate account assets	1	-	-	1	-

Total	$24	$8	$10	$2	$167

(a) Recorded as a component of Net Realized Capital Gains (Losses) on Investments in the Statements of Operations

(b) Recorded as a component of Change in Net Unrealized Capital Gains (Losses) in the Statements of Changes in Capital and Surplus

33

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	Beginning Balance at January 1, 2019	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains (Losses) Included in Net income (a)	Total Gains (Losses) Included in Surplus (b)

Bonds
Other	$13	$–	$2	$–	$1
Preferred stock	10	–	–	–	(9)
Common stock	223	–	6	(6)	3
Separate account assets	4	1	1	–	(1)

Total	$250	$1	$9	$(6)	$(6)

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2019

Bonds
Other	$–	$–	$–	$5	$7
Preferred stock	2	–	–	–	3
Common stock	6	8	100	–	128
Separate account assets	1	–	–	–	4

Total	$9	$8	$100	$5	$142

(a) Recorded as a component of Net Realized Capital Gains (Losses) on Investments in the Statements of Operations

(b) Recorded as a component of Change in Net Unrealized Capital Gains (Losses) in the Statements of Changes in Capital and Surplus

Transfers between fair value hierarchy levels are recognized at the beginning of the reporting period.

Nonrecurring fair value measurements

As indicated in Note 2, real estate held for sale is measured at the lower of carrying amount or fair value less cost to sell. As of December 31, 2020, the Company held no properties as held-for-sale, where fair value was less than its carrying value. As of December 31, 2020, the Company held four properties as held-for sale, where carrying amount of $10 was equal to fair value.

Fair value was determined by utilizing an external appraisal following the sales comparison approach. The fair value measurements are classified as Level 3 as the comparable sales and adjustments for the specific attributes of these properties are not market observable inputs.

34

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

5. Investments

Bonds and Stocks

The carrying amounts and estimated fair value of investments in bonds and stocks are as follows:

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

December 31, 2020

Bonds:
United States Government and agencies	$7,279	$2,349	$7	$9,621
State, municipal and other government	2,214	310	8	2,516
Hybrid securities	360	83	6	437
Industrial and miscellaneous	33,784	6,355	48	40,091
Mortgage and other asset-backed securities	6,807	679	59	7,427

Total unaffiliated bonds	50,444	9,776	128	60,092
Unaffiliated preferred stocks	105	11	7	109

	$50,549	$9,787	$135	$60,201

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

Unaffiliated common stocks	$136	$44	$–	$180

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

December 31, 2019

Bonds:
United States Government and agencies	$5,882	$1,023	$1	$6,904
State, municipal and other government	1,877	161	25	2,013
Hybrid securities	412	60	4	468
Industrial and miscellaneous	29,448	3,737	86	33,099
Mortgage and other asset-backed securities	6,357	558	22	6,893

Total unaffiliated bonds	43,976	5,539	138	49,377
Unaffiliated preferred stocks	117	5	8	114

	$44,093	$5,544	$146	$49,491

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

Unaffiliated common stocks	$117	$23	$–	$140

35

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The carrying amount and estimated fair value of bonds at December 31, 2020, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	2020
December 31:	Carrying Value	Fair Value

Due in one year or less	$1,157	$1,176
Due after one year through five years	7,139	7,988
Due after five years through ten years	8,893	10,601
Due after ten years	26,448	32,900

	43,637	52,665
Mortgage and other asset-backed securities	6,807	7,427

	$50,444	$60,092

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2020 and 2019 is as follows:

	2020
	Equal to or Greater than 12 Months		Less than 12 Months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
United States Government and agencies	$–	$–	$248	$7
State, municipal and other government	39	6	89	2
Hybrid securities	20	5	10	1
Industrial and miscellaneous	160	15	836	33
Mortgage and other asset-backed securities	150	18	742	41

Total bonds	369	44	1,925	84

Preferred stocks-unaffiliated	22	6	16	1

	$391	$50	$1,941	$85

36

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	2019
	Equal to or Greater than 12 Months		Less than 12 Months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses

United States Government and agencies	$1	$–	$22	$1
State, municipal and other government	55	12	329	13
Hybrid securities	45	4	3	–
Industrial and miscellaneous	615	62	798	24
Mortgage and other asset-backed securities	286	16	884	6

Total bonds	1,002	94	2,036	44

Preferred stocks-unaffiliated	49	8	5	–
Common stocks-unaffiliated	–	–	1	–

	$1,051	$102	$2,042	$44

During 2020, 2019, and 2018, respectively, there were $0, $7 and $99, of loan-backed or structured securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold for a period of time to recover the amortized cost basis.

For loan-backed and structured securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield, in 2020, 2019 and 2018 the Company recognized OTTI of $4, $6 and $10, respectively.

The following loan-backed and structured securities were held at December 31, 2020, for which an OTTI was recognized during the current reporting period:

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
36828QQK5	$1	$–	$1	$–	$–	3/31/2020
52108MDM2	4	3	1	4	4	3/31/2020
52108MDM2	3	1	2	1	3	9/30/2020

			$4

37

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2020 and 2019 is as follows:

	2020		2019
	Losses 12 Months or More	Losses Less Than 12 Months	Losses 12 Months or More	Losses Less Than 12 Months

Year ended December 31:
The aggregate amount of unrealized losses	$18	$61	$15	$19
The aggregate related fair value of securities with unrealized losses	150	765	286	901

At December 31, 2020 and 2019, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 116 and 306 securities with a carrying amount of $441 and $1,154, and an unrealized loss of $50 and $102. Of this portfolio, 50.1% and 66.1% were investment grade with associated unrealized losses of $17 and $30, respectively.

At December 31, 2020 and 2019, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 359 and 469 securities with a carrying amount of $2,026 and $2,085 and an unrealized loss of $85 and $44. Of this portfolio, 79.6% and 93.4% were investment grade with associated unrealized losses of $49 and $34, respectively.

At December 31, 2020 and 2019, there were no common stocks that have been in a continuous loss position for greater than or equal to twelve months.

At December 31, 2020 and 2019, respectively, for common stocks that have been in a continuous loss position for less than twelve months, the Company held 5 and 12 securities with a cost of $0 and $1 and no unrealized losses.

The following table provides the number of 5GI securities, aggregate book adjusted carrying value and aggregate fair value by investment type:

	Number of 5GI Securities	Book / Adjusted Carrying Value	Fair Value
December 31, 2020
Bond, amortized cost	2	$13	$13
Loan-backed and structured securities, amortized cost	4	10	6

Total	6	$23	$19

December 31, 2019
Bond, amortized cost	3	$24	$24
Loan-backed and structured securities, amortized cost	4	10	10
Preferred stock, amortized cost	1	3	3

Total	8	$37	$37

38

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The tables below present the Company’s gross and net receivable for securities and borrowed money financial statement line items that were subject to offsetting:

December 31, 2020	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements

Assets:
Receivables for securities	$3	$–	$3

Liabilities:
Borrowed money	$967	$–	$967

December 31, 2019	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements

Assets:
Receivables for securities	$120	$101	$19

Liabilities:
Borrowed money	$550	$101	$449

During 2020 and 2019, the Company sold, redeemed or otherwise disposed of 108 and 250 securities as a result of a callable feature which generated investment income of $25 and $19 as a result of a prepayment penalty and/or acceleration fee.

Proceeds from sales and other disposals of bonds and preferred stock and related gross realized capital gains and losses are reflected in the following table. The amounts exclude maturities and include transfers associated with reinsurance agreements.

	Year Ended December 31
	2020	2019	2018

Proceeds	$8,747	$16,076	$9,500

Gross realized gains	$232	$159	$111
Gross realized losses	(37)	(56)	(379)

Net realized capital gains (losses)	$195	$103	$(268)

The Company had gross realized losses, which relate to losses recognized on other-than-temporary declines in the fair value of bonds and preferred stocks, for the years ended December 31, 2020, 2019 and 2018 of $161, $39 and $36, respectively.

At December 31, 2020 and 2019, the Company had no investments in restructured securities.

39

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Mortgage Loans

The credit quality of mortgage loans by type of property for the years ended December 31, 2020 and 2019 were as follows:

December 31, 2020
	Farm	Commercial	Total

AAA - AA	$7	$4,612	$4,619
A	41	3,491	3,532
BBB	5	767	772
BB	9	82	91

	$62	$8,952	$9,014

December 31, 2019
	Farm	Commercial	Total

AAA - AA	$11	$4,373	$4,384
A	41	3,068	3,109
BBB	6	317	323
BB	9	4	13
B	–	4	4

	$67	$7,766	$7,833

The above tables exclude residential mortgage loans.

The credit quality for commercial and farm mortgage loans was determined based on an internal credit rating model which assigns a letter rating to each mortgage loan in the portfolio as an indicator of the credit quality of the mortgage loan. The internal credit rating model was designed based on rating agency methodology, then modified for credit risk associated with the Company’s mortgage lending process, taking into account such factors as projected future cash flows, net operating income, and collateral value. The model produces a credit rating score and an associated letter rating which is intended to align with S&P ratings as closely as possible. Information supporting the credit risk rating process is updated at least annually.

During 2020, the Company issued mortgage loans with a maximum interest rate of 6.50% and a minimum interest rate of 2.92% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2020 at the time of origination was 79%. During 2019, the Company issued mortgage loans with a maximum interest rate of 5.57% and a minimum interest rate of 3.50% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2019 at the time of origination was 82%.

During 2020 and 2019, the Company did not reduce the interest rate on any outstanding mortgage loans.

40

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The age analysis of mortgage loans and identification in which the Company is a participant or co-lender in a mortgage loan agreement is as follows for December 31, 2020 and 2019.

		Residential	Commercial
	Farm	All Other	All Other	Total

December 31, 2020
Recorded Investment (All)

Current	$62	$–	$8,846	$8,908
30-59 Days Past Due	–	1	–	1
180+ Days Past Due	–	–	106	106

Participant or Co-lender in
Mortgage Loan Agreement
Recorded Investment	$42	$–	$911	$953

		Residential	Commercial
	Farm	All Other	All Other	Total

December 31, 2019
Recorded Investment (All)

Current	$67	$–	$7,659	$7,726
30-59 Days Past Due	–	1	–	1
90-179 Days Past Due	–	–	4	4
180+ Days Past Due	–	–	103	103

Participant or Co-lender in
Mortgage Loan Agreement
Recorded Investment	$44	$–	$2,530	$2,574

At December 31, 2020 and 2019, respectively, multiple mortgage loans with a carrying value of $106 and $106 were non-income producing for the previous 180 days. There was no accrued interest related to these mortgage loans at December 31, 2020 and 2019. The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property. At December 31, 2020 and 2019, there were no taxes, assessments and other amounts advanced and not included in the mortgage loan total.

At December 31, 2020 and 2019, the Company held no impaired loans with or without a related allowance for credit losses. There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2020 and 2019, respectively, that were subject to participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loans. The average recorded investment in impaired loans during 2020 and 2019 was $3 and $0, respectively.

41

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2020	2019	2018

Balance at beginning of period	$–	$–	$27
Additions, net charged to operations	1	–	–
Recoveries in amounts previously charged off	(1)	–	(27)

Balance at end of period	$–	$–	$–

As of December 31, 2020 and 2019, the Company had no mortgage loans derecognized as a result of foreclosure.

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. For the years ended December 31, 2020, 2019 and 2018, respectively, the Company recognized $0, $0 and $1 of interest income on impaired loans. Interest income of $0, $0 and $1, respectively, was recognized on a cash basis for the years ended December 31, 2020, 2019 and 2018.

At December 31, 2020 and 2019, the Company held a mortgage loan loss reserve in the AVR of $116 and $105, respectively.

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution				Property Type Distribution
	December 31			December 31
	2020	2019		2020	2019

Pacific	29%	25%	Apartment	48%	49%
South Atlantic	23	25	Office	17	13
Middle Atlantic	13	14	Retail	16	18
E. North Central	9	9	Industrial	14	15
W. South Central	9	8	Other	3	3
Mountain	7	7	Medical	1	1
W. North Central	6	8	Agricultural	1	1
E. South Central	3	3
New England	1	1

At December 31, 2020, 2019 and 2018, the Company had mortgage loans with a total net admitted asset value of $14, $21 and $23, respectively, which had been restructured in accordance with SSAP No. 36, Troubled Debt Restructuring. There were no realized losses during the years ended December 31, 2020, 2019 and 2018 related to such restructurings. At

42

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

December 31, 2020 and 2019, there were no commitments to lend additional funds to debtors owing receivables.

Real Estate

The fair value of property is determined based on an appraisal from a third-party appraiser, along with information obtained from discussions with internal asset managers and a listing broker regarding recent comparable sales data and other relevant property information. Impairment losses of $1, $5 and $26 were taken on real estate in 2020, 2019 and 2018, respectively, to write the book value down to the current fair value, and included in net realized capital gains (losses), within the Statements of Operations, for the year ended December 31, 2020.

As of December 31, 2020, there were eight properties classified as held for sale. As of December 31, 2019, there were five properties classified as held for sale. The Company is working with an external commercial real estate advisor firm to actively market the properties and negotiate with potential buyers. During 2020, one property classified as held for sale was disposed. During 2019, four properties classified as held for sale were disposed of resulting in a net realized gain of $26. These gains and losses were included in net realized capital gains (losses) within the Statements of Operations.

On October 28, 2020, the Company sold the Transamerica Pyramid Property located in San Francisco, CA, resulting in a realized gain of $255. As part of the sale transaction, the Company issued mortgage loans supporting the property at commercial rates in the amount of $427. The Company also disposed of other properties during 2020 and 2019 resulting in net realized gains of $3 and $9, respectively. These gains and losses were included in net realized capital gains (losses) within the Statements of Operations.

The carrying value of the Company’s real estate assets at December 31, 2020 and 2019 was as follows:

	2020	2019

Home office properties	$41	$46
Investment properties	–	187
Properties held for sale	15	6

	$56	$239

Accumulated depreciation on real estate at December 31, 2020 and 2019, was $24 and $106, respectively.

Other Invested Assets

The Company recorded impairments of $19, $5, and $3 throughout years 2020, 2019 and 2018, respectively. These impairments were primarily related to private equity funds. The impairments were taken because the decline in fair value of the funds were deemed to be other than temporary and a recovery in value from the remaining underlying investments in the funds were not anticipated. These write-downs are included in net realized capital gains (losses) within the Statements of Operations.

43

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Tax Credits

At December 31, 2020, the Company had ownership interests in sixty-four LIHTC investments with a carrying value of $141. The remaining years of unexpired tax credits ranged from one to thirteen, and the properties were not subject to regulatory review. The length of time remaining for holding periods ranged from one to seventeen years. The amount of contingent equity commitments expected to be paid during the years 2021 to 2029 is $30. Tax credits recognized in 2020 were $119, and other tax benefits recognized in 2020 were $9. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

At December 31, 2019, the Company had ownership interests in sixty-seven LIHTC investments with a carrying value of $103. The remaining years of unexpired tax credits ranged from one to twelve, and the properties were not subject to regulatory review. The length of time remaining for holding periods ranged from one to seventeen years. The amount of contingent equity commitments expected to be paid during the years 2020 to 2029 is $93. Tax credits recognized during 2019 was $94 and other benefits recognized in 2019 were $4. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

The following tables provide the carrying value of transferable state tax credits gross of any related tax liabilities and total unused transferable tax credits by state and in total as of December 31, 2020 and 2019:

		December 31, 2020

Description of State Transferable and Non- transferable Tax Credits	State	Carrying Value	Unused Amount*

Low-Income Housing Tax Credits	MA	$1	$5
Economic Redevelopment and Growth Tax Credits	NJ	6	37

Total		$7	$42

		December 31, 2019

Description of State Transferable and Non- transferable Tax Credits	State	Carrying Value	Unused Amount

Low-Income Housing Tax Credits	MA	$3	$6
Economic Redevelopment and Growth Tax Credits	NJ	5	40

Total		$8	$46

*The unused amount reflects credits that the Company deems will be realizable in the period 2020-2030.

The Company did not have any non-transferable state tax credits.

The Company estimated the utilization of the remaining state transferable tax credits by projecting a future tax liability based on projected premium, tax rates and tax credits, and comparing the projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits.

44

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Derivatives

Amounts disclosed in this Derivatives section do not include derivatives utilized in the hedging of variable annuity guarantees in accordance with SSAP 108. Please see the subsequent section “Derivatives Hedging Variable Annuity Guarantees” for results associated with those derivatives.

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets (cash or securities) on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, then the Company is required to post similar assets (cash or securities). Fair value of derivative contracts, aggregated at a counterparty level at December 31, 2020 and 2019 was as follows:

	2020	2019

Fair value - positive	$976	$866
Fair value - negative	(1,557)	(763)

At December 31, 2020, 2019 and 2018, the Company has recorded unrealized gains (losses) of ($334), ($266) and $861, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. The Company did not recognize any unrealized gains or losses during 2020, 2019 and 2018 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

The maximum term over which the Company is hedging its exposure to the variability of future cash flows is approximately 23 years for forecasted hedge transactions. At December 31, 2020 and 2019, none of the Company’s cash flow hedges have been discontinued as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship. As of December 31, 2020 and 2019, the Company has accumulated deferred gains in the amount of $1 and $4, respectively, related to the termination of swaps that were hedging forecasted transactions. It is expected that these gains will be used as basis adjustments on future asset purchases expected to transpire throughout 2021.

45

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Summary of realized gains (losses) by derivative type for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Options:
Calls	$(805)	$(15)	$60
Puts	(299)	–	(27)
Collars	(62)	–	–
Total options	$(1,166)	$(15)	$33
Swaps:
Interest rate	$–	$95	$(300)
Credit	(6)	(3)	(17)
Total return	(851)	(621)	(210)
Total swaps	$(857)	$(529)	$(527)
Futures - net positions	480	752	(393)
Lehman settlements	–	–	1
Total realized gains (losses)	$(1,543)	$208	$(886)

The average estimated fair value of derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, 2020 and 2019:

	Asset(1)		Liability(1)
	2020	2019	2020	2019
Derivative component of RSATs
Credit default swaps	$34	$75	$(6)	$(12)
Interest rate swaps	6	3	–	–

(1)	Asset and liability classification is based on the positive (asset) or negative (liability) book/adjusted carrying value of each derivative.

The estimated fair value of derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, 2020 and 2019:

	Asset(1)		Liability(1)
	2020	2019	2020	2019
Derivative component of RSATs
Credit default swaps	$67	$79	$(10)	$(14)
Interest rate swaps	6	4	–	–
Total	$73	$83	$(10)	$(14)

(1)	Asset and liability classification is based on the positive (asset) or negative (liability) book/adjusted carrying value of each derivative.

46

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The net realized gains (losses) on the derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Derivative component of RSATs
Credit default swaps	$(6)	$(3)	$(7)
Interest rate swaps	–	–	(9)
Total	$(6)	$(3)	$(16)

As stated in Note 2, the Company replicates investment grade corporate bonds, sovereign debt, or commercial mortgage backed securities by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place, a payment equal to the notional amount of the contract, less any potential recoveries as determined by the underlying agreement, will be made by the Company to the counterparty to the swap.

47

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following tables present the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2020 and 2019:

		2020
Rating Agency Designation of Referenced Credit Obligations (1)	NAIC Designation	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)
AAA/AA/A	1

Single name credit default swaps (3)		$15	$779	3.4
Credit default swaps referencing indices		–	44	32.6

Subtotal		15	823	5.0

BBB	2
Single name credit default swaps (3)		36	1,870	3.5
Credit default swaps referencing indices		24	1,741	2.9

Subtotal		60	3,611	3.2

BB	3
Single name credit default swaps (3)		3	113	1.9

Subtotal		3	113	1.9

B	4
Single name credit default swaps (3)		(1)	50	2.2

Subtotal		(1)	50	2.2

Total		$77	$4,597	3.5

(1)

The rating agency designations are based on availability and the blending of the applicable ratings among Moody’s Investors Service (“Moody’s”), Standard and Poor’s Rating Services (“S&P”), and Fitch Ratings. If no rating is available from a rating agency, then an internally derived rating is used.

(2)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

(3)	Includes corporate, foreign government and state entities.

48

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Rating Agency Designation of Referenced Credit Obligations (1)		2019
	NAIC Designation	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)
AAA/AA/A	1

Single name credit default swaps (3)		$10	$714	1.8
Credit default swaps referencing indices		–	20	40.8

Subtotal		10	734	2.9

BBB	2
Single name credit default swaps (3)		51	2,342	1.9
Credit default swaps referencing indices		29	1,508	2.8

Subtotal		80	3,850	2.2

BB	3
Single name credit default swaps (3)		3	78	1.6

Subtotal		3	78	1.6

Total		$93	$4,662	2.3

(1)

The rating agency designations are based on availability and the blending of the applicable ratings among Moody’s Investors Service (“Moody’s”), Standard and Poor’s Rating Services (“S&P”), and Fitch Ratings. If no rating is available from a rating agency, then an internally derived rating is used.

(2)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

(3)	Includes corporate, foreign government and state entities.

The Company may enter into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table above. At December 31, 2020, there were not any potential future recoveries available to offset the $4,597 from the table above. At December 31, 2019, there were not any potential future recoveries available to offset the $4,662 from the table above.

49

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

At December 31, 2020 and 2019, the Company’s outstanding derivative instruments, shown in notional or contract amounts and fair value, are summarized as follows:

	Contract or Notional Amount*		Fair Value

	2020	2019	2020	2019

Derivative assets:
Credit default swaps	$3,813	$3,303	$67	$79
Currency swaps	214	140	21	22
Equity futures	–	–	9	3
Equity swaps	969	209	88	–
Interest rate futures	–	–	10	–
Interest rate swaps	2,543	399	100	16
Options	9,449	21,197	278	312
Derivative liabilities:
Credit default swaps	1,218	1,734	–	(7)
Currency swaps	373	400	30	19
Equity futures	–	–	4	7
Equity swaps	8,158	4,902	472	216
Interest rate futures	–	–	1	1
Interest rate swaps	8,233	5,498	480	(58)
Options	(4,960)	(3,677)	165	152

*Futures are presented in contract format. Swaps and options are presented in notional format.

Derivatives Hedging Variable Annuity Guarantees

The hedged obligation consists of guaranteed benefits on variable annuity contracts and resembles a long dated put option where claim payment is made whenever account value is less than a guaranteed amount, adjusted for applicable fees. Changes in interest rates impact the present value of future product cash flows (discount rate) as well as the value of investments comprising the account value to be assessed against the guarantee. Under this VM-21 compliant clearly defined hedging strategy (CDHS), interest rate risk may be hedged by a duration matched portfolio of interest sensitive derivatives such as treasury bond forwards, treasury futures, interest rate swaps, interest rate swaptions or treasury future options. Retroactive to January 1, 2020, the Company re-designated the portfolio of contracts giving rise to the hedged item. The re-designation will more acutely reflect alignment between hedge performance and reserve valuations pertaining to the hedged item on a forward-looking basis. Also retroactive to January 1, 2020, the Company elected to immediately amortize the full $195 SSAP No. 108 asset balance associated with the former designated portfolio through net realized capital gains (losses) within the Statements of Operations. Total return on the designated portfolio of derivatives remains highly effective in covering the interest rate risk of the hedged obligation. Hedge effectiveness is measured in accordance with the requirements outlined under SSAP 108 and entails assessment of the total return on the designated portfolio of derivatives against changes in the fair value of the hedged obligation due to interest rate movements on a cumulative basis.

50

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Scheduled amortization for SSAP 108 derivatives as of December 31, 2020 is as follows:

Amortization Year	Deferred Assets	Deferred Liabilities

2021	$(16)	$1
2022	(16)	1
2023	(16)	1
2024	(16)	1
2025	(16)	1
2026	(16)	1
2027	(16)	1
2028	(16)	1
2029	(16)	1
2030	(11)	1

Total	$(155)	$10

The following table is a reconciliation of the total deferred balance (net of tax) of SSAP 108 derivatives:

		Total Deferred Balance

1.	Balance at July 1, 2019	$190
2.	Amortization	19
3.	Deferred Recognition	(24)

4.	Balance at December 31, 2019 [1-(2+3)]	$195
5.	Amortization	191
6.	Deferred Recognition	149

7.	Balance at December 31, 2020 [4-(5+6)]	$(145)

The following tables provide information regarding SSAP 108 hedging instruments:

	2020	2019

Amortized cost	$1	$–
Fair value	(2)	74

December 31, 2020

	Net Investment Income	Realized Gain (Loss)	Unrealized Gain (Loss)	Total*

Derivative performance	$–	$1,819	$(80)	$1,739

SSAP 108 Adjustments
Portion of the derivative performance attributed to natural offset	37	(1,417)	(170)	(1,550)
Deferred	(37)	(402)	250	(189)

*Totals shown are pre-tax

51

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

December 31, 2019

	Net Investment Income	Realized Gain (Loss)	Unrealized Gain (Loss)	Total

Derivative performance	$24	$495	$(373)	$146

SSAP 108 Adjustments
Portion of the derivative performance attributed to natural offset	–	(184)	14	(170)
Deferred	(24)	(311)	359	24

	Year Ended December 31
	2020	2019

Prior year fair value of hedged item	$(1,395)	$(2,294)
Current year fair value of hedged item	(3,021)	(2,574)

Change in fair value attributable to interest rates	$(1,626)	$(280)

Portion of the fair value change attributed to the hedged risk	$(1,626)	$(232)

Restricted Assets

The following tables show the pledged or restricted assets as of December 31, 2020 and 2019, respectively:

	Gross Restricted (Admitted & Nonadmitted) 2020

Restricted Asset Category	Total General Account (G/A)	G/A Supporting Separate Account (S/A)	Total S/A Restricted Assets	S/A Assets Supporting G/A Activity	Total

Collateral held under security lending agreements	$2,115	$–	$–	$–	$2,115
Subject to repurchase agreements	200	–	–	–	200
Subject to dollar repurchase agreements	958	–	–	–	958
FHLB capital stock	111	–	–	–	111
On deposit with states	44	–	–	–	44
Pledged as collateral to FHLB (including assets backing funding agreements)	3,818	–	–	–	3,818
Pledged as collateral not captured in other categories	1,399	–	–	–	1,399
Other restricted assets	1,689	–	–	–	1,689

Total restricted assets	$10,334	$–	$–	$–	$10,334

52

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	Gross (Admitted & Nonadmitted) Restricted				Percentage

Restricted Asset Category	Total From Prior Year (2019)	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

Collateral held under security lending agreements	$2,004	$111	$–	$2,115	1.05%	1.06%
Subject to repurchase agreements	113	87	–	200	0.10%	0.10%
Subject to dollar repurchase agreements	805	153	–	958	0.48%	0.48%
FHLB capital stock	100	11	–	111	0.06%	0.06%
On deposit with states	48	(4)	–	44	0.02%	0.02%
Pledged as collateral to FHLB (including assets backing funding agreements)	3,089	729	–	3,818	1.90%	1.90%
Pledged as collateral not captured in other categories	986	413	–	1,399	0.70%	0.70%
Other restricted assets	1,582	107	–	1,689	0.84%	0.84%

Total restricted assets	$8,727	$1,607	$–	$10,334	5.15%	5.16%

The amounts reported as other restricted assets in the table above represent assets held in trust related to reinsurance.

The following tables show the pledged or restricted assets in other categories as of December 31, 2020 and 2019, respectively:

	Gross (Admitted & Nonadmitted) Restricted 2020

Description of Assets	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total

Derivatives	$1,376	$–	$–	$–	$1,376
Secured funding agreements	21	–	–	–	21
AMBAC	2	–	–	–	2

Total	$1,399	$–	$–	$–	$1,399

	Gross (Admitted & Nonadmitted) Restricted			Percentage

Description of Assets	Total From Prior Year (2019)	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

Derivatives	$977	$399	$1,376	0.69%	0.69%
Secured funding agreements	6	15	21	0.01%	0.01%
AMBAC	2	–	2	0.00%	0.00%

Total	$985	$414	$1,399	0.70%	0.70%

53

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following tables show the collateral received and reflected as assets within the financial statements as of December 31, 2020 and 2019:

2020

Collateral Assets	Carrying Value	Fair Value	Total Assets (Admitted and Nonadmitted)	% of CV to Total Admitted Assets

Cash	$1,574	$1,574	2.00%	2.01%
Securities lending collateral assets	2,115	2,115	2.68	2.70
Other	33	33	0.04	0.04

Total collateral assets	$3,722	$3,722	4.72%	4.75%

	Amount	% of Liability to Total Liabilities
Recognized obligation to return collateral asset	$3,724	5.29%

2019
Collateral Assets	Carrying Value	Fair Value	Total Assets (Admitted and Nonadmitted)	% of CV to Total Admitted Assets
Cash	$1,354	$1,354	1.87%	1.89%
Securities lending collateral assets	2,004	2,004	2.77	2.79
Other	36	36	0.05	0.05

Total collateral assets	$3,394	$3,394	4.69%	4.73%

	Amount	% of Liability to Total Liabilities
Recognized obligation to return collateral asset	$3,397	5.44%

54

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Net Investment Income

Detail of net investment income is presented below:

	Year Ended December 31
	2020	2019	2018

Income:
Bonds	$2,025	$1,992	$2,066
Preferred stocks	9	8	10
Common stocks	57	235	164
Mortgage loans on real estate	378	346	309
Real estate	40	55	56
Policy loans	116	117	119
Cash, cash equivalents and short-term investments	24	80	53
Derivatives	606	42	59
Other invested assets	214	64	84

Gross investment income	3,469	2,939	2,920
Less: investment expenses	210	283	304

Net investment income before amortization of IMR	3,259	2,656	2,616
Amortization of IMR	102	109	128

Net investment income	$3,361	$2,765	$2,744

Realized Capital Gains (Losses)

Net realized capital gains (losses) on investments, including OTTI, are summarized below:

	Realized

	Year Ended December 31
	2020	2019	2018

Bonds	$53	$58	$(307)
Preferred stocks	(20)	2	2
Common stocks	(13)	25	(3)
Mortgage loans on real estate	(1)	–	(27)
Real estate	257	30	5
Cash, cash equivalents and short-term investments	(1)	–	–
Derivatives	249	519	(886)
Variable annuity reserve hedge offset	(192)	(160)	–
Other invested assets	43	95	137

Change in realized capital gains (losses), before taxes	375	569	(1,079)
Federal income tax effect	(128)	(52)	51
Transfer from (to) interest maintenance reserve	(134)	(48)	242

Net realized capital gains (losses) on investments	$113	$469	$(786)

55

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Unrealized Capital Gains (Losses)

The changes in net unrealized capital gains and losses on investments, including the changes in net unrealized foreign capital gains and losses were as follows:

	Change in Unrealized

	Year Ended December 31
	2020	2019	2018

Bonds	$53	$74	$43
Preferred stocks	9	(9)	(3)
Common stocks	22	5	1
Affiliated entities	182	467	187
Mortgage loans on real estate	–	–	27
Derivatives	(364)	(787)	1,088
Other invested assets	3	67	42

Change in unrealized capital gains (losses), before taxes	(95)	(183)	1,385
Taxes on unrealized capital gains (losses)	(31)	(93)	(58)

Change in unrealized capital gains (losses), net of tax	$(126)	$(276)	$1,327

6. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life premium and annuity considerations, net of reinsurance, at December 31, 2020 and 2019 were as follows:

	2020		2019

	Gross	Net of Loading	Gross	Net of Loading

Life and annuity:
Ordinary first-year business	$1	$–	$9	$2
Ordinary renewal business	206	172	422	370
Group life direct business	23	13	24	14

	$230	$185	$455	$386

56

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

7. Policy and Contract Attributes

Insurance Liabilities

Policy reserves, deposit-type contracts and policy claims at December 31, 2020 and 2019 were as follows:

	Year Ended December 31
	2020	2019

Life insurance reserves	$25,805	$23,650
Annuity reserves and supplementary contracts with life contingencies	18,328	15,478
Accident and health reserves (including long term care)	6,833	6,737

Total policy reserves	$50,966	$45,865

Deposit-type contracts	946	948
Policy claims	1,257	943

Total policy reserves, deposit-type contracts and claim liabilities	$53,169	$47,756

Life Insurance Reserves

The aggregate policy reserves for life insurance policies are based upon the 1941, 1958, 1980, 2001 and 2017 Commissioner’s Standard Ordinary Mortality Tables, the 1912, 1941 and 1961 Standard Industrial Mortality Tables, the 1960 Commissioner’s Standard Group Mortality Table, the American Men, Actuaries and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method or Actuarial Guideline XXXVIII. Effective July 1, 2017, term insurance issued follows Valuation Manual section 20 (VM-20) reserve requirements.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year. Effective July 1, 2017, for substandard term insurance policies, per VM-20 requirements, the substandard rating is applied to the reserve mortality. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

57

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

As of December 31, 2020 and 2019, the Company had insurance in force aggregating $52,537 and $65,518, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the IID. The Company established policy reserves of $1,586 and $1,936 to cover these deficiencies as of December 31, 2020 and 2019, respectively.

Participating life insurance policies were issued by the Company in prior years which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted less than 0.05% of ordinary life insurance in force at December 31, 2020 and 2019.

Annuity Reserves and Supplementary Contracts Involving Life Contingencies

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest.

Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 1.00 to 11.75 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include GICs and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications of Insurance or Managed Care Contracts. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

For variable annuities with guaranteed living benefits and variable annuities with minimum guaranteed death benefits the Company complies with VM-21. VM-21 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The VM-21 reserve calculation covers all variable annuity products. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The aggregate reserve for contracts falling within the scope of VM-21 is equal to the stochastic reserves plus the additional standard projection amount.

Both the stochastic reserves and the standard projection are determined as the conditional tail expectation (CTE)-70 of the scenario reserves. To determine the CTE-70 values, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) and Society of Actuaries. The stochastic reserves uses prudent estimate assumptions based on Company experience, while the standard projection uses the assumptions prescribed in VM-21 for determining the additional standard projection amount.

58

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Accident and Health Liabilities

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

At December 31, 2020 and 2019, the Company had no premium deficiency reserve related to accident and health policies.

The Company’s primary method utilized to estimate premium adjustments for contracts subject to redetermination is to review experience periodically and to adjust premiums for differences between the experience anticipated at the time of redetermination and that underlying the original premiums. The Company has not limited its degree of discretion contractually; however, in some states it has agreed not to raise premiums in order to recoup past losses. The Company forgoes premium changes on existing policies at its option if the administrative cost and other business issues associated with the change outweigh the direct financial impact of the change. Also, the Company has extra-contractually guaranteed the current premium scale for certain policies.

For indeterminate premium products, a full schedule of current and anticipated premium rates is developed at the point of issue. Premium rate adjustments are considered when anticipated future experience foretells deviations from the original profit standards. The source of deviation (mortality, persistency, expense, etc.) is an important consideration in the re-rating decision as well as the potential effect of a rate change on the future experience of the existing block of business.

The Company does not write any accident and health business that is subject to the Affordable Care Act risk sharing provisions.

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. Unpaid claims include amounts for losses and related adjustment expenses and are estimates of the ultimate net costs of all losses, reported and unreported. These estimates are subject to the impact of future changes in claim severity, frequency and other factors.

59

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Activity in the liability for unpaid claims and related processing costs net of reinsurance is summarized as follows:

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year

Year ended December 31, 2020
2020	$–	$1,105	$410	$695
2019 and prior	2,009	(97)	612	1,300

	2,009	$1,008	$1,022	1,995

Active life reserve	$5,136			$5,342

Total accident and health reserves	$7,145			$7,337

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year

Year ended December 31, 2019
2019	$–	$1,142	$468	$674
2018 and prior	1,996	(16)	645	1,335

	1,996	$1,126	$1,113	2,009

Active life reserve	$5,023			$5,136

Total accident and health reserves	$7,019			$7,145

The change in the Company’s unpaid claims reserve was ($97) and ($16) for the years ended December 31, 2020 and 2019, respectively, for health claims that were incurred prior to those balance sheets dates. The change in 2020 was due to significantly better than expected experience primarily due to reduced medical claims and accidental deaths. The change in 2019 was in normal range.

Activity in the liability for unpaid claims adjustment expense is summarized as follows:

	Liability Beginning of Year	Incurred	Paid	Liability End of Year

Year ended December 31, 2020
2019	$–	$37	$22	$15
2018 and prior	44	(14)	2	28

	$44	$23	$24	$43

Year ended December 31, 2019
2018	$–	$33	$19	$14
2017 and prior	49	(15)	4	30

	$49	$18	$23	$44

60

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The Company decreased the claim adjustment expense provision for insured events of prior years during 2020.

Deposit-type Contracts

Tabular interest on funds not involving life contingencies has been determined primarily by formula.

The Company issues certain funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. These contracts are classified as deposit-type contracts in accordance with SSAP No. 50.

Included in the liability for deposit-type contracts at December 31, 2020 and 2019 are approximately $12 and $11, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance are used to purchase a funding agreement from the Company which secures that particular series of notes. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for the principal and interest for these funding agreements are afforded equal priority as other policyholders.

61

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Withdrawal Characteristics of Annuity Reserves and Deposit Funds

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity, deposit fund and life products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on annuity and deposit fund products, by withdrawal characteristics, is summarized as follows:

	December 31
	2020

Individual Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$466	$7	$–	$473	1%
At book value less surrender charge of 5% or more	1,411	–	–	1,411	2
At fair value	4	–	74,045	74,049	83

Total with adjustment or at fair value	1,881	7	74,045	75,933	86
At book value without adjustment (minimal or no charge or adjustment)	8,050	–	–	8,050	9
Not subject to discretionary withdrawal provision	3,943	–	497	4,440	5

Total individual annuity reserves	13,874	7	74,542	88,423	100%

Less reinsurance ceded	3,027	–	–	3,027

Net individual annuities reserves	$10,847	$7	$74,542	$85,396

	December 31
	2020

Group Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$1,886	$23	$–	$1,909	4%
At book value less surrender charge of 5% or more	21	–	–	21	–
At fair value	–	–	34,723	34,723	82

Total with adjustment or at fair value	1,907	23	34,723	36,653	86
At book value without adjustment (minimal or no charge or adjustment)	4,066	–	–	4,066	9
Not subject to discretionary withdrawal provision	2,124	–	42	2,166	5

Total group annuities reserves	8,097	23	34,765	42,885	100%

Less reinsurance ceded	358	–	–	358

Net group annuities reserves	$7,739	$23	$34,765	$42,527

62

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	December 31
	2020

Deposit-type contracts (no life contingencies):	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$5	$–	$–	$5	1%

Total with adjustment or at fair value	5	–	–	5	1
At book value without adjustment (minimal or no charge or adjustment)	2	–	–	2	–
Not subject to discretionary withdrawal provision	691	52	18	761	99

Total deposit-type contracts	698	52	18	768	100%

Less reinsurance ceded	10	–	–	10

Net deposit-type contracts	$688	$52	$18	$758

Reconcililation to the Annual Statement:	Amount
Life & Accident & Health Annual Statement:
Exhibit 5, Annuities section, total (net)	$17,423
Exhibit 5, Supp contracts with life contingencies section, total (net)	906
Exhibit 7, Deposit-type contracts, net balance at the end of the current year after reinsurance	945

Subtotal	19,274
Separate Accounts Annual Statement:
Exhibit 3, Annuities section, total	108,841
Exhibit 3, Supp contracts with life contingencies section, total	496
Other contract deposit funds	70

Subtotal	109,407

Combined total	$128,681

	December 31
	2019

		Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
	General
Individual Annuities:	Account

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$549	$7	$–	$556	1%
At book value less surrender charge of 5% or more	910	–	–	910	1
At fair value	4	–	69,434	69,438	84

Total with adjustment or at fair value	1,463	7	69,434	70,904	86
At book value without adjustment (minimal or no charge or adjustment)	8,764	–	–	8,764	10
Not subject to discretionary withdrawal provision	2,820	–	399	3,219	4

Total individual annuity reserves	13,047	7	69,833	82,887	100%

Less reinsurance ceded	3,043	–	–	3,043

Net individual annuity reserves	$10,004	$7	$69,833	$79,844

63

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	December 31
	2019

Group Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$1,108	$27	$–	$1,135	3%
At book value less surrender charge of 5% or more	–	–	–	–	–
At fair value	–	–	31,245	31,245	83

Total with adjustment or at fair value	1,108	27	31,245	32,380	86
At book value without adjustment (minimal or no charge or adjustment)	2,794	–	–	2,794	8
Not subject to discretionary withdrawal provision	2,219	–	38	2,257	6

Total group annuity reserves	6,121	27	31,283	37,431	100%

Less reinsurance ceded	377	–	–	377

Net group annuity reserves	$5,744	$27	$31,283	$37,054

	December 31
	2019

Deposit-type contracts (no life contingencies):	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$5	$–	$–	$5	1%

Total with adjustment or at fair value	5	–	–	5	1
At book value without adjustment (minimal or no charge or adjustment)	1	–	–	1	–
Not subject to discretionary withdrawal provision	697	49	12	758	99

Total deposit-type contracts	703	49	12	764	100%

Less reinsurance ceded	24	–	–	24

Net deposit-type contracts	$679	$49	$12	$740

Reconcililation to the Annual Statement:	Amount
Life & Accident & Health Annual Statement:
Exhibit 5, Annuities section, total (net)	$14,604
Exhibit 5, Supp contracts with life contingencies section, total (net)	875
Exhibit 7, Deposit-type contracts, net balance at the end of the current year after reinsurance	948

Subtotal	16,427
Separate Accounts Annual Statement:
Exhibit 3, Annuities section, total	100,752
Exhibit 3, Supp contracts with life contingencies section, total	398
Other contract deposit funds	61

Subtotal	101,211

Combined total	$117,638

64

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The amount of reserves on life products, by withdrawal characteristics, is summarized as follows:

	December 31
	2020

	General Account

	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$254	$254	$389
Universal life	9,936	9,515	11,720
Universal life with secondary guarantees	5,153	5,043	10,712
Indexed universal life with secondary guarantees	4,663	3,067	4,301
Other permanent cash value life insurance	4,573	4,573	7,046
Variable universal life	661	644	1,529
Not subject to discretionary withdrawal or no cash values
Term policies without cash value	–	–	8,349
Accidental death benefits	–	–	50
Disability- active lives	–	–	49
Disability- disabled lives	–	–	167
Miscellaneous reserves	–	–	1,921

Total (gross)	25,240	23,096	46,233
Reinsurance ceded	4,203	4,203	20,428

Total (net)	$21,037	$18,893	$25,805

	Separate Account - Guaranteed

	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	$665	$665	$665

Total (gross)	665	665	665

Total (net)	$665	$665	$665

	Separate Account - Nonguaranteed

	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	$8,292	$8,274	$9,689

Total (gross)	8,292	8,274	9,689

Total (net)	$8,292	$8,274	$9,689

65

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Reconcililation to the Annual Statement:	Amount
Life & Accident & Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$24,725
Exhibit 5, Accidental death benefits section total (net)	23
Exhibit 5, Disability - active lives section, total (net)	23
Exhibit 5, Disability - disabled lives section, total (net)	146
Exhibit 5, Miscellaneous reserves section, total (net)	888

Subtotal	25,805
Separate Accounts Annual Statement:
Exhibit 3, Life insurance section, total	10,354

Subtotal	10,354

Combined total	$36,159

	December 31
	2019

	General Account

	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$174	$223	$377
Universal life	10,143	9,684	13,611
Universal life with secondary guarantees	3,586	3,499	10,028
Indexed universal life with secondary guarantees	3,964	2,536	3,628
Other permanent cash value life insurance	4,099	5,050	7,638
Variable universal life	647	634	1,560
Not subject to discretionary withdrawal or no cash values
Term policies without cash value	–	–	8,445
Accidental death benefits	–	–	52
Disability- active lives	–	–	67
Disability- disabled lives	–	–	172
Miscellaneous reserves	–	–	2,889

Total (gross)	22,613	21,626	48,467
Reinsurance ceded	4,156	4,156	24,817

Total (net)	$18,457	$17,470	$23,650

	Separate Account - Guaranteed

	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	$653	$653	$653

Total (gross)	653	653	653

Total (net)	$653	$653	$653

66

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	Separate Account - Nonguaranteed

	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	$7,408	$7,375	$8,705

Total (gross)	7,408	7,375	8,705

Total (net)	$7,408	$7,375	$8,705

Reconcililation to the Annual Statement:	Amount

Life & Accident & Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$21,934
Exhibit 5, Accidental death benefits section total (net)	24
Exhibit 5, Disability - active lives section, total (net)	40
Exhibit 5, Disability - disabled lives section, total (net)	154
Exhibit 5, Miscellaneous reserves section, total (net)	1,498

Subtotal	23,650
Separate Accounts Annual Statement:
Exhibit 3, Life insurance section, total	9,358

Subtotal	9,358

Combined total	$33,008

Separate Accounts

Certain separate and variable accounts held by the Company relate to individual variable life insurance policies. The benefits provided on the policies are determined by the performance and/or fair value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets of these separate accounts are carried at fair value. The life insurance policies typically provide a guaranteed minimum death benefit.

Certain separate accounts held by the Company represent funds which are administered for pension plans. The assets consist primarily of fixed maturities and equity securities and are carried at fair value. The Company provides a minimum guaranteed return to policyholders of certain separate accounts. Certain other separate accounts do not have any minimum guarantees and the investment risks associated with fair value changes are borne entirely by the policyholder.

67

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Information regarding the separate accounts of the Company as of and for the years ended December 31, 2020, 2019 and 2018 is as follows:

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Accounts Separate	Total

Premiums, deposits and other considerations for the year ended December 31, 2020	$–	$1	$12	$9,402	$9,415

Reserves for separate accounts as of December 31, 2020 with assets at:
Fair value	$–	$80	$2	$119,013	$119,095
Amortized cost	–	665	–	–	665

Total as of December 31, 2020	$–	$745	$2	$119,013	$119,760

Reserves for separate accounts by withdrawal characteristics as of December 31, 2020:
With fair value adjustment	$–	$30	–	$–	$30
At fair value	–	–	–	118,457	118,457
At book value without fair value adjustment and with current surrender charge of less than 5%	–	665	–	–	665

Subtotal	–	695	–	118,457	119,152
Not subject to discretionary withdrawal	–	50	2	556	608

Total separate account reserve liabilities at December 31, 2020	$–	$745	$2	$119,013	$119,760

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Accounts Separate	Total

Premiums, deposits and other considerations for the year ended December 31, 2019	$–	$–	$12	$9,623	$9,635

Reserves for separate accounts as of December 31, 2019 with assets at:
Fair value	$–	$65	$18	$109,833	$109,916
Amortized cost	–	653	–	–	653

Total as of December 31, 2019	$–	$718	$18	$109,833	$110,569

Reserves for separate accounts by withdrawal characteristics as of December 31, 2019:
With fair value adjustment	$–	$35	$–	$–	$35
At fair value	–	–	–	109,384	109,384
At book value without fair value adjustment and with current surrender charge of less than 5%	–	653	–	–	653

Subtotal	–	688	–	109,384	110,072
Not subject to discretionary withdrawal	–	30	18	449	497

Total separate account reserve liabilities at December 31, 2019	$–	$718	$18	$109,833	$110,569

68

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Accounts Separate	Total

Premiums, deposits and other considerations for the year ended December 31, 2018	$–	$–	$12	$9,855	$9,867

Reserves for separate accounts as of December 31, 2018 with assets at:
Fair value	$–	$67	$15	$97,484	$97,566
Amortized cost	–	647	–	–	647

Total as of December 31, 2018	$–	$714	$15	$97,484	$98,213

Reserves for separate accounts by withdrawal characteristics as of December 31, 2018:
With fair value adjustment	$–	$43	$–	$–	$43
At fair value	–	–	–	97,125	97,125
At book value without fair value adjustment and with current surrender charge of less than 5%	–	647	–	–	647

Subtotal	–	690	–	97,125	97,815
Not subject to discretionary withdrawal	–	24	15	359	398

Total separate account reserve liabilities at December 31, 2018	$–	$714	$15	$97,484	$98,213

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31

	2020	2019	2018

Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$9,484	$10,116	$10,219
Transfers from separate accounts	(14,305)	(15,216)	(14,591)

Net transfers from separate accounts	(4,821)	(5,100)	(4,372)
Miscellaneous reconciling adjustments	(29)	(30)	(35)

Net transfers as reported in the summary of operations of the life, accident and health annual statement	$(4,850)	$(5,130)	$(4,407)

69

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2020 and 2019, the Company’s separate account statement included legally insulated assets of $121,803 and $112,206, respectively. The assets legally insulated from general account claims at December 31, 2020 and 2019 are attributed to the following products:

	2020	2019

Group annuities	$32,435	$29,613
Variable annuities	77,850	72,488
Fixed universal life	696	684
Variable universal life	9,257	8,034
Variable life	1,492	1,338
Modified separate accounts	50	27
Registered market value annuity product - SPL	12	13
WRL asset accumulator	11	9

Total separate account assets	$121,803	$112,206

At December 31, 2020 and 2019, the Company held separate account assets not legally insulated from the general account in the amount of $17 and $22, respectively, related to variable annuity products.

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. To compensate the general account for the risk taken, the separate account paid risk charges of $565, $552, $550, $538, and $517, to the general account in 2020, 2019, 2018, 2017, and 2016, respectively. During the years ended December 31, 2020, 2019, 2018, 2017, and 2016 the general account of the Company had paid $75, $75, $69, $70, and $119 respectively, toward separate account guarantees.

At December 31, 2020 and 2019, the Company reported guaranteed separate account assets at amortized cost in the amount of $678 and $653, respectively, based upon the prescribed practice granted by the State of Iowa as described in Note 2. These assets had a fair value of $786 and $719 at December 31, 2020 and 2019, respectively, which would have resulted in an unrealized gain of $107 and $66, respectively, had these assets been reported at fair value.

The Company does not participate in securities lending transactions within the separate account.

8. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

70

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Premiums earned reflect the following reinsurance amounts:

	Year Ended December 31
	2020	2019	2018

Direct premiums	$19,191	$17,922	$17,428
Reinsurance assumed - non affiliates	1,248	1,279	1,337
Reinsurance assumed - affiliates	2	215	243
Reinsurance ceded - non affiliates	(2,612)	(2,540)	(3,120)
Reinsurance ceded - affiliates	(1,106)	(1,168)	(1,291)

Net premiums earned	$16,723	$15,708	$14,597

The Company received reinsurance recoveries in the amount of $4,316, $4,468 and $4,266, during 2020, 2019 and 2018, respectively. At December 31, 2020 and 2019, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $939 and $1,176. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2020 and 2019 of $36,764 and $46,752, respectively, of which $13,916 and $15,156 were ceded to affiliates.

During 2020, 2019 and 2018, amortization of deferred gains associated with previously transacted reinsurance agreements was released into income in the amount of $274 ($179 after tax), $213 ($139 after tax) and $490 ($319 after tax), respectively.

On January 29, 2020, Senior Health Insurance Company of Pennsylvania (SHIP) was placed in rehabilitation by order of the Commonwealth Court of Pennsylvania. The Company worked with the Receiver on a proposal to recapture the business throughout 2020 and a proposal was approved on December 29, 2020. The agreement resulted in the Company recapturing all business previously ceded to SHIP and receiving $310 of assets held in trust while legal proceedings were underway. The assets in excess of the ultimate settlement of the liabilities will be returned to the receiver. The Company will also assume responsibility for administration of the business. No gain or loss was recognized as part of the recapture.

On June 30, 2020, the Company, Transamerica Pacific Re, Inc. (TPRe), and Transamerica Pacific Insurance Company (TPIC) entered into a novation agreement whereby the Company consented to TPIC’s assignment and transfer of its rights and obligations under the universal life coinsurance agreements to TPRe. The novation resulted in no gain or loss. Also on June 30, 2020, the Company recaptured certain universal life policy risks not associated with the secondary guarantee from TPRe for consideration of $2,124 equal to the statutory reserves recaptured resulting in no gain loss and amended and restated the universal life coinsurance agreements to cede only certain universal life secondary guarantee risks to TPRe.

Effective October 1, 2020, the Company recaptured several blocks of life insurance business from an affiliate, Ironwood Re Corp. The Company released funds withheld of $313 and recaptured policyholder reserves of $385 and claims reserves of $4. The transaction resulted in a pre-tax loss of $76 which has been included in the Statements of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cessions

71

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

of this business to Ironwood in the amount of $125 with a corresponding charge to unassigned surplus.

Also effective October 1, 2020, an amendment was made to the military life reinsurance agreement with Ironwood Re Corp. to increase the cession percentage to 100%. As a result of this amendment, the Company ceded additional policyholder reserves of $201 and due premiums of $7 and provided net consideration of $76 which was retained as funds withheld by the Company. The transaction resulted in a pre-tax gain of $118 which was charged directly to unassigned surplus. Recognition of the surplus increase as income shall be reflected on a net of tax basis as earnings emerge from the business reinsured.

Effective October 1, 2020, the Company recaptured term insurance business from Ironwood Re Corp. The Company received consideration of $206 in the form of released funds withheld and a cash payment, recaptured $445 of policy holder and claim reserves and $2 of due premiums. The transaction resulted in a pre-tax loss of $237 which has been included in the Statements of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cessions of this business to Ironwood in the amount of $106 with a corresponding charge to unassigned surplus.

Effective December 31, 2020, the Company ceded certain term insurance business to an unaffiliated entity. The Company paid cash consideration of $201, ceded $439 of reserves and $2 of due and deferred premium. The transaction resulted in a pre-tax gain of $236 which has been recorded directly to unassigned surplus. Recognition of the surplus increase as income shall be reflected on a net of tax basis as earnings emerge from the business reinsured.

Effective January 1, 2019, the Company recaptured term insurance business of a reinsurance treaty with an affiliate, LIICA Re II, Inc. The universal life with secondary guarantees remained reinsured under the treaty. The Company received cash of $15, recaptured $68 in policyholder reserves, and net due, deferred and advance premiums of $2. The transaction resulted in a pre-tax loss of $51, which has been included in the Statements of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cession of this business to LIICA Re II in the amount of $14 with a corresponding charge to unassigned surplus.

Effective July 1, 2019, the Company recaptured indexed universal life and variable universal life insurance business from an affiliate, WFG Reinsurance Limited. The Company paid cash of $39, recaptured $2 in policyholder reserves, and policy loans of $1. The transaction resulted in a pre-tax loss of $40 which was partially offset by a commission expense allowance of $6 as unamortized amounts previously deferred to unassigned surplus related to the original inforce reinsurance transactions were released.

In January 2018, Scottish Re Group announced a sale and restructuring plan and commenced Chapter 11 (reorganization) procedures for some of its subsidiaries. In December 2018, the Delaware Department of Insurance began oversight procedures of Scottish Re (U.S.), Inc. (SRUS), with whom the Company is a counterparty for some of its reinsurance activities. SRUS was ordered into receivership for the purposes of rehabilitation on March 6, 2019. On May 16, 2019, the IID suspended the certificate of authority for SRUS but later clarified that reserve credit

72

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

could be taken on reinsurance agreements entered into prior to the revocation date if a recovery analysis could be illustrated. Now, with the continued delays of the reorganization legal proceedings and with no reliable financial information being provided by the receiver or SRUS, the Company has determined it is unable to support a favorable recovery analysis. Therefore, the Company did not take statutory reserve credit and established a loss contingency allowance for doubtful recoveries of billed and unbilled claims in its December 31, 2020 financial statements. The impact was a $182 charge reported in the Statements of Operations.

Effective June 29, 2018, the Company and Wilton Re U. S. Holdings, Inc. (Wilton Re) entered into an agreement as to the “Final Net Settlement Statements and Other Matters” (NSS) associated with the reinsurance agreement between the two companies that was effective April 1, 2017. This agreement related to the reinsurance of the payout annuity and BOLI/COLI business to Wilton Re. As a result of the mutual concessions between the parties, Wilton Re will pay the Company $66. In addition, the Company released a reinsurance receivable in the amount of $12 related to the initial proposed final NSS that was used for closing. The net pretax impact to capital and surplus of these adjustments was $55.

Effective June 29, 2018, the Company and Wilton Re agreed to Amendment No. 1 to the Reinsurance Agreement dated June 28, 2017. This amendment converted risks that were ceded on a modified coinsurance basis to a coinsurance basis by reducing the amount of reinsurance ceded in the NSS and reducing the modco reserves ceded. At the close of the original transaction, the Company offset the reserve ceded related to a modified separate account contract. Within the amendment to the Master Transaction Agreement, the Company agrees to pay Wilton Re an amount in cash equal to $95, which will be offset in full against an equivalent balance of other amounts due and payable to the Company, such that no cash or other assets shall be required to be transferred by the Parties.

Effective July 1, 2018, the Company entered into a reinsurance agreement to cede an in force block of term insurance business to SCOR Global Life Americas. The Company paid consideration of $260, ceded $675 in policyholder reserves, $28 in claim reserves, $8 in due premium (net of commissions), and $13 in interest maintenance reserves liability. The transaction resulted in a pre-tax gain of $448 which will be identified separately on the insurer’s statutory financial statement as a surplus item. Recognition of the surplus increase as income shall be reflected on a net of tax basis as earnings emerge from the business reinsured.

Effective October 1, 2018, the Company recaptured credit insurance business from an affiliate, Ironwood Re Corp. The Company released $2 in funds withheld liability and recaptured $2 of policyholder reserves. The transaction resulted in a pre-tax loss of $1 which has been included in the Statements of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cession of this business to Ironwood in the amount of $1 ($1 after-tax) with a corresponding charge to unassigned surplus.

Effective October 1, 2018, the Company recaptured insurance business from an affiliate, Harbor View Re Corp. The Company paid cash of $1, released a funds withheld liability of $10 and assumed $10 of policyholder reserves and net due premiums and commissions of $1. The transaction resulted in a pre-tax loss of $1 which has been included in the Statements of Operations.

73

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Effective July 1, 2018, the Company recaptured term insurance business from an affiliate, Stonebridge Reinsurance Company. The Company received cash of $137, recaptured $680 in policyholder reserves, $29 in claim reserves, net due premiums and commissions of $12 and $11 in interest maintenance reserve liability. The transaction resulted in a pre-tax loss of $571 which was included in the Statements of Operations. In addition, as a result of this transaction, amounts previously deferred to surplus under SSAP No. 61R, were released resulting in an increase to earnings, net of tax, of $184.

9. Income Taxes

The net deferred income tax asset at December 31, 2020 and 2019 and the change from the prior year are comprised of the following components:

	December 31, 2020
	Ordinary	Capital	Total

Gross Deferred Tax Assets	$1,923	$243	$2,166
Statutory Valuation Allowance Adjustment	–	–	–

Adjusted Gross Deferred Tax Assets	1,923	243	2,166
Deferred Tax Assets Nonadmitted	226	–	226

Subtotal (Net Deferred Tax Assets)	1,697	243	1,940
Deferred Tax Liabilities	698	430	1,128

Net Admitted Deferred Tax Assets (Liabilities)	$999	$(187)	$812

	December 31, 2019
	Ordinary	Capital	Total

Gross Deferred Tax Assets	$2,288	$133	$2,421
Statutory Valuation Allowance Adjustment	14	–	14

Adjusted Gross Deferred Tax Assets	2,274	133	2,407
Deferred Tax Assets Nonadmitted	427	–	427

Subtotal (Net Deferred Tax Assets)	1,847	133	1,980
Deferred Tax Liabilities	1,000	238	1,238

Net Admitted Deferred Tax Assets (Liabilities)	$847	$(105)	$742

		Change
	Ordinary	Capital	Total

Gross Deferred Tax Assets	$(365)	$110	$(255)
Statutory Valuation Allowance Adjustment	(14)	–	(14)

Adjusted Gross Deferred Tax Assets	(351)	110	(241)
Deferred Tax Assets Nonadmitted	(201)	–	(201)

Subtotal (Net Deferred Tax Assets)	(150)	110	(40)
Deferred Tax Liabilities	(302)	192	(110)

Net Admitted Deferred Tax Assets (Liabilities)	$152	$(82)	$70

74

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2020	2019	Change

Deferred Tax Assets:
Ordinary
Policyholder reserves	$824	$960	$(136)
Investments	227	403	(176)
Deferred acquisition costs	534	495	39
Policyholder dividends accrual	3	2	1
Fixed assets	–	7	(7)
Compensation and benefits accrual	34	20	14
Receivables - nonadmitted	32	32	–
Net operating loss carry-forward	–	44	(44)
Tax credit carry-forward	144	260	(116)
Contingent Experience Rate Refunds	32	1	31
Bad Debt Allowance	17	–	17
Litigation reserve	36	18	18
Other (including items <5% of total ordinary tax assets)	40	46	(6)

Subtotal	1,923	2,288	(365)

Statutory valuation allowance adjustment	–	14	(14)
Nonadmitted	226	427	(201)

Admitted ordinary deferred tax assets	1,697	1,847	(150)

Capital:
Investments	243	133	110

Subtotal	243	133	110
Statutory valuation allowance adjustment	–	–	–
Nonadmitted	–	–	–

Admitted capital deferred tax assets	243	133	110

Admitted deferred tax assets	$1,940	$1,980	$(40)

	Year Ended December 31
	2020	2019	Change

Deferred Tax Liabilities:
Ordinary
Investments	$467	$731	$(264)
Policyholder reserves	223	267	(44)
Other (including items <5% of total ordinary tax liabilities)	8	2	6

Subtotal	698	1,000	(302)
Capital
Investments	430	238	192

Subtotal	430	238	192

Deferred tax liabilities	1,128	1,238	(110)

Net admitted deferred tax assets (liabilities)	$812	$742	$70

75

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

As a result of the 2017 Tax Cuts and Jobs Act (TCJA), the Company’s tax reserve deductible temporary difference decreased by ($396). This change results in an offsetting $396 deductible taxable temporary difference that will be amortized into taxable income evenly over the eight years subsequent to 2017. The remaining amortizable balance is included within the Policyholder Reserves line items above.

At December 31, 2020, the Company released its valuation allowance against ordinary deferred tax assets of $14 related to Foreign Tax Credits. During the 2020 tax year, the Company fully utilized its foreign tax credit carryover resulting in no remaining carryover.

As discussed in Note 2, for the years ended December 31, 2020 and 2019, the Company admits deferred income tax assets pursuant to SSAP No. 101. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

			December 31, 2020
			Ordinary	Capital	Total

Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$–	$1	$1
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		754	57	811
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	754	57	811
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	1,095
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		943	185	1,128

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$1,697	$243	$1,940

76

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

			December 31, 2019
			Ordinary	Capital	Total

Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$–	$11	$11
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		813	32	845
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	813	32	845
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	1,291
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		1,034	90	1,124

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$1,847	$133	$1,980

			Ordinary	Change Capital	Total

Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$–	$(10)	$(10)
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		(59)	25	(34)
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	(59)	25	(34)
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	(196)
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		(91)	95	4

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$(150)	$110	$(40)

	December 31
	2020	2019	Change

Ratio Percentage Used To Determine Recovery Period and Threshold Limitation Amount	735%	874%	-139%

Amount of Adjusted Capital and Surplus Used To Determine Recovery Period and Threshold Limitation in 2(b)2 Above	$7,298	$8,610	$(1,312)

77

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The impact of tax planning strategies at December 31, 2020 and 2019 was as follows:

	December 31, 2020
	Ordinary Percent	Capital Percent	Total Percent

Impact of Tax Planning Strategies:

(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	7%	0%	7%

	December 31, 2019
	Ordinary Percent	Capital Percent	Total Percent

Impact of Tax Planning Strategies:

(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	1%	0%	1%

The Company’s tax planning strategies do not include the use of reinsurance-related tax planning strategies.

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2020	2019	Change

Current Income Tax

Federal	$(109)	$(39)	$(70)
Subtotal	(109)	(39)	(70)
Federal income tax on net capital gains	128	52	76

Federal and foreign income taxes incurred	$19	$13	$6

	Year Ended December 31
	2019	2018	Change

Current Income Tax

Federal	$(39)	$(36)	$(3)

Subtotal	(39)	(36)	(3)
Federal income tax on net capital gains	52	(51)	103

Federal and foreign income taxes incurred	$13	$(87)	$100

78

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows:

	Year Ended December 31
	2020	2019	2018

Current income taxes incurred	$19	$13	$(87)

Change in deferred income taxes (without tax on unrealized gains and losses)	126	160	(168)

Total income tax reported	$145	$173	$(255)

Income before taxes	$1,444	$3,770	$(1,402)
Federal statutory tax rate	21.00%	21.00%	21.00%

Expected income tax expense (benefit) at statutory rate	$303	$792	$(294)

Increase (decrease) in actual tax reported resulting from:

Pre-tax income of disregarded subsidiaries	$17	$21	$11
Dividends received deduction	(59)	(90)	(77)
Tax-exempt income	(3)	(11)	(4)
Nondeductible expenses	6	5	6
Pre-tax items reported net of tax	(35)	(53)	(23)
Tax credits	(40)	(43)	(61)
Prior period tax return adjustment	(11)	15	(10)
Change in statutory valuation allowance	(14)	14	(2)
Change in uncertain tax positions	–	–	4
Deferred tax change on other items in surplus	(20)	(478)	211
Other	1	1	(16)

Total income tax reported	$145	$173	$(255)

The Company’s federal income tax return is consolidated with other included affiliated companies. Please see the listing of companies in Appendix A. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not been filed for 2020.

79

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The amounts, origination dates and expiration dates of operating loss and tax credit carryforwards available for tax purposes:

Description	Amounts	Origination Dates	Expiration Dates

General Business Credit	$4	12/31/2012	12/31/2032
General Business Credit	17	12/31/2013	12/31/2033
General Business Credit	25	12/31/2014	12/31/2034
General Business Credit	56	12/31/2015	12/31/2035
General Business Credit	7	12/31/2016	12/31/2036
General Business Credit	10	12/31/2017	12/31/2037
General Business Credit	7	12/31/2018	12/31/2038
General Business Credit	8	12/31/2019	12/31/2039
General Business Credit	12	12/31/2020	12/31/2040

General Business Credit Total	$146

The following is income tax expense for current year and preceding years that is available for recoupment in the event of future losses:

Total

2018	$–
2019	$–
2020	$1

The total amount of the unrecognized tax benefits that if recognized, would affect the effective income tax rate:

Unrecognized Tax Benefits

Balance at January 1, 2019	$21
Tax positions taken during prior period	–

Balance at December 31, 2019	$21
Tax positions taken during prior period	–

Balance at December 31, 2020	$21

80

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The Company classifies interest and penalties related to income taxes as income tax expense. The amount of interest and penalties accrued on the balance sheets as income taxes includes the following:

	Interest	Penalties	Total payable (receivable)

Balance at January 1, 2018	$(3)	$–	$(3)
Interest expense (benefit)	4	–	4
Cash received (paid)	2	–	2

Balance at December 31, 2018	$3	$–	$3
Interest expense (benefit)	6	–	6

Balance at December 31, 2019	$9	$–	$9
Interest expense (benefit)	–	–	–
Penalties expense (benefit)	–	–	–
Cash received (paid)	–	–	–

Balance at December 31, 2020	$9	$–	$9

The Company has no federal income tax returns currently under examination. The Internal Revenue Service completed its examination for years 2009 through 2013 resulting in tax return adjustments for which an appeals conference was requested. Federal income tax returns filed in 2017 through 2019 remain open, subject to potential future examination. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

10. Capital and Surplus

The Company has authorized 1,000,000 common stock shares at $10 per share par value of which 676,190 shares were issued and outstanding at December 31, 2020.

The Company has 42,500 Series A preferred shares authorized, of which 0 shares were issued and outstanding at December 31, 2020. The Company repurchased its Series A preferred shares for $58,000 on December 26, 2006 and previously reported 42,500 shares of Series A preferred stock outstanding at $10 par, carried as treasury stock. It was determined that these shares were cancelled by operation of law as they were not stipulated by the Board of Directors to be treasury shares at the time they were repurchased. The cancellation and removal of the preferred stock had no impact to capital and surplus of the Company. The Company also has 250,000 Series B preferred non-voting shares authorized at $10 per share par value, of which 0 shares were issued and outstanding at December 31, 2020.

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its stockholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (b) the Company’s statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2021, without the prior approval of insurance regulatory authorities, is $1,178.

81

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

On December 7, 2020, the Company paid an ordinary common stock dividend of $500 to CGC.

On May 13, 2020, TPLIC paid a dividend to its parent company, CGC, in the amount of $700. CGC then contributed this amount to the Company. The dividend and contribution included $77 in cash and $623 in securities. This transaction occurred prior to the merger of TPLIC and the Company. This transaction had no overall impact to capital and surplus of the merged Company.

On December 20, 2019, the Company paid extraordinary common stock dividends of $725 to CGC.

On June 21, 2019, the Company paid a return of capital of $250 to CGC.

On February 1, 2019, the Company paid an ordinary common stock dividend of $8 to CGC.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on various risk factors. At December 31, 2020, the Company meets the minimum RBC requirements.

The Company’s surplus notes were held by CGC and Transamerica Corporation (TA Corp). These notes were due 20 years from the date of issuance at an interest rate of 6% and were subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, full payment of the surplus notes was to be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company.

On June 22, 2020, the Company repaid in full its $60 surplus note with CGC. On December 20, 2019, the Company repaid in full its $57 surplus note with TA Corp and made a partial repayment of $43 on its surplus note with CGC. On June 21, 2019, the Company repaid $150 on its surplus note with TA Corp. The Company received approval from IID for each of these transactions as well as prior to making quarterly interest payments.

11. Securities Lending

The Company participates in an agent-managed securities lending program in which the Company primarily loans out US Treasuries and other bonds. The Company receives collateral equal to 102% of the fair value of the loaned government or other domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government or other domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2020 and 2019, respectively, securities with a fair value of $2,000 and $1,837 were on loan under securities lending agreements. At December 31, 2020 and 2019, the collateral

82

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

the Company received from securities lending activities was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $2,115 and $2,004 at December 31, 2020 and 2019, respectively.

The contractual maturities of the securities lending collateral positions are as follows:

	Fair Value

	2020	2019

Open	$2,115	$2,004
Securities received	–	–

Total collateral received	$2,115	$2,004

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral into higher yielding securities than the securities which the Company has lent to other entities under the arrangement.

The maturity dates of the reinvested securities lending collateral are as follows:

	2020		2019

	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Open	$215	$215	$70	$70
30 days or less	656	656	551	551
31 to 60 days	429	429	819	819
61 to 90 days	219	219	200	200
91 to 120 days	393	393	195	195
121 to 180 days	203	203	169	169

Total	2,115	2,115	2,004	2,004
Securities received	–	–	–	–

Total collateral reinvested	$2,115	$2,115	$2,004	$2,004

For securities lending, the Company’s source of cash used to return the cash collateral is dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $2,116 (fair value of $2,115) that are currently tradable securities that could be sold and used to pay for the $2,115 in collateral calls that could come due under a worst-case scenario.

12. Retirement and Compensation Plans

Defined Contribution Plans

The Company’s employees participate in a contributory defined contribution plan sponsored by TA Corp which is qualified under Section 401(k) of the Internal Revenue Code (IRC). Generally, employees of the Company who customarily work at least 20 hours per week and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to 100% of eligible earnings, subject to government or other plan restrictions for certain key

83

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

employees. The Company will match an amount up to three percent of the participant’s eligible earnings. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974, as amended (ERISA). Benefits expense of $14, $14 and $15 was allocated to the Company for the years ended December 31, 2020, 2019 and 2018 respectively.

Defined Benefit Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by TA Corp. Generally, employees of the Company who customarily work at least 20 hours per week and complete six months of continuous service and meet the other eligibility requirements are participants of the plan. The Company has no legal obligation for the plan. The benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or a cash balance formula. The plan is subject to the reporting and disclosure requirements of ERISA.

TA Corp sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The Company has no legal obligation for the plan. The plans are noncontributory and benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or cash balance formula. The plans are unfunded and nonqualified under the IRC.

The Company recognizes pension expense equal to its allocation from TA Corp. The pension expense related to both the qualified defined pension plan and the supplemental retirement plans is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits, and based upon actuarial participant benefit calculations, which is within the guidelines of SSAP No. 102, Pensions. Pension expenses were $27, $28 and $27 for the years ended December 31, 2020, 2019 and 2018, respectively.

In addition to pension benefits, TA Corp sponsors unfunded plans that provide health care and life insurance benefits to retired Company employees meeting certain eligibility requirements. The Company has no legal obligation for the plan. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are allocated among the participating companies based on IAS 19 and based upon actuarial participant benefit calculations which is within the guidelines of SSAP No. 92, Postretirement Benefits Other Than Pensions. The Company’s allocation of postretirement expenses was $5, $6 and $6 for the years ended December 31, 2020, 2019 and 2018, respectively.

Other Plans

TA Corp has established deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2020, 2019 and 2018 was insignificant.

84

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

13. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a shared services and cost sharing agreement among and between the Transamerica companies, under which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. Effective August 1, 2020, the Company, and an affiliate, TFLIC, entered into a Shared Services and Cost Sharing Agreement for both parties to provide accounting, administrative, and other advisory services in accordance with the agreement. The agreement, filed and approved by the IID, replaces prior agreements between the entities. The amount received by the Company as a result of being a party to these agreements was $703, $486 and $385 during 2020, 2019 and 2018, respectively. The amount paid as a result of being a party to these agreements was $698, $352 and $360 during 2020, 2019 and 2018, respectively. Fees charged between affiliates approximate their cost.

The Company is party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors (AURA), LLC whereby AURA serves as the administrator and advisor for the Company’s mortgage loan operations. The Company paid $20, $5, and $6 for these services during 2020, 2019 and 2018, respectively.

The Company is party to an Investment Management Agreement with AEGON USA Investment Management (AUIM), LLC whereby AUIM acts as a discretionary investment manager for the Company. The Company paid $89, $97, and $99 for these services during 2020, 2019 and 2018, respectively.

The Company has an administration service agreement with TAM to provide administrative services to the Transamerica Series Trust. The Company received $149, $151 and $160 for these services during 2020, 2019 and 2018, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $43, $51 and $41 for the years ended December 31, 2020, 2019 and 2018, respectively.

Receivables from and payables to affiliates bear interest at the thirty-day commercial paper rate. During 2020, 2019 and 2018, the Company received (paid) net interest of $0, ($2) and ($1) from (to) affiliates, respectively. At December 31, 2020 and 2019, respectively, the Company reported net receivables (payables) from (to) affiliates of $191 and ($1). Terms of settlement require that these amounts are settled within 60 days.

85

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

At December 31, 2020, the Company had short-term intercompany notes receivable of $149 as follows. In accordance with SSAP No. 25, Affiliates and Other Related Parties, these notes are reported as short-term investments.

Receivable from	Amount	Due By	Interest Rate

TA Corp	$5	August 3, 2021	0.10%
TA Corp	128	October 1, 2021	0.07%
TA Corp	10	November 24, 2021	0.09%
TA Corp	6	December 15, 2021	0.08%

At December 31, 2019, the Company had short-term intercompany notes receivable of $343.

Receivable from	Amount	Due By	Interest Rate

TA Corp	$78	September 4, 2020	2.04%
TA Corp	1	September 5, 2020	2.04%
TA Corp	43	September 19, 2020	2.04%
TA Corp	49	October 21, 2020	1.92%
TA Corp	9	December 18, 2020	1.61%
TA Corp	44	December 26, 2020	1.61%
TA Corp	25	December 29, 2020	1.61%
TA Corp	94	December 30, 2020	1.61%

On June 23, 2020, the Company provided $5 to TPRe in consideration for 5,000 shares of its stock becoming the sole shareholder of TPRe. The Company provided an additional capital contribution of $70 to TPRe on June 26, 2020.

The Company utilizes the look-through approach in valuing its investment in the following entities.

Book Adjusted
Carrying Value

Real Estate Alternatives Portfolio 2, LLC	$19
Real Estate Alternatives Portfolio 3, LLC	21
Real Estate Alternatives Portfolio 3A, Inc	6
Real Estate Alternatives Portfolio 4 HR, LLC	142
Real Estate Alternatives Portfolio 4 MR, LLC	9
Aegon Workforce Housing Fund 2, L.P.	218
Aegon Workforce Housing Fund 3, L.P.	18
Natural Resources Alternatives Portfolio I, LLC	280
Natural Resources Alternatives Portfolio II, LLC	16
Natural Resources Alternatives Portfolio 3, LLC	229
TA Private Equity Assets LLC	296
Zero Beta Fund, LLC	71

These entity’s financial statements are not audited and the Company has limited the value of its investment in these entities to the value contained in the audited financial statements of the underlying LP/LLC investments, including adjustments required by SSAP No. 97 entities and/or non-SCA SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, entities owned by these entities. All liabilities, commitments, contingencies, guarantees or obligations of

86

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

these entities which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in these entities.

The following tables shows the disclosures for all SCA investments, except 8bi entities, and balance sheet value (admitted and nonadmitted) as of December 31, 2020 and 2019:

December 31, 2020
SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount

SSAP No. 97 8a Entities
None	–%	$–	$–	$–

Total SSAP No. 97 8a Entities	XXX	$–	$–	$–

SSAP No. 97 8b(ii) Entities
None	–%	$–	$–	$–

Total SSAP No. 97 8b(ii) Entities	XXX	$–	$–	$–

SSAP No. 97 8b(iii) Entities
AEGON Direct Marketing Services, Inc.	73%	$–	$–	$–
AEGON Financial Services Group, Inc.	100	–	–	–
Garnet Assurance Corporation	100	–	–	–
Garnet Assurance Corporation III	100	–	–	–
Intersecurities Insurance Agency, Inc.	100	–	–	–
Life Investors Alliance LLC	100	–	–	–
Real Estate Alternatives Portfolio 3A, Inc.	91	6	6	–
Transamerica Asset Management, Inc.	77	97	97	–
Transamerica Fund Services, Inc.	44	–	–	–

Total SSAP No. 97 8b(iii) Entities	XXX	$103	$103	$–

SSAP No. 97 8b(iv) Entities
Transamerica Life (Bermuda) Ltd.	94%	$1,462	$1,462	$–

Total SSAP No. 97 8b(iv) Entities	XXX	$1,462	$1,462	$–

Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$1,565	$1,565	$–

Aggregate Total	XXX	$1,565	$1,565	$–

87

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

December 31, 2019
SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount

SSAP No. 97 8a Entities
None	–%	$–	$–	$–

Total SSAP No. 97 8a Entities	XXX	$–	$–	$–

SSAP No. 97 8b(ii) Entities
None	–%	$–	$–	$–

Total SSAP No. 97 8b(ii) Entities	XXX	$–	$–	$–

SSAP No. 97 8b(iii) Entities
Real Estate Alternatives Portfolio 3A, Inc.	91%	$22	$22	$–
Garnet Assurance Corporation	100	–	–	–
Life Investors Alliance LLC	100	–	–	–
Asia Investment Holding Ltd.	100	–	–	–
AEGON Financial Services Group, Inc.	100	–	–	–
Garnet Assurance Corporation III	100	–	–	–
Intersecurities Insurance Agency, Inc.	100	–	–	–
Transamerica Asset Management, Inc.	77	90	90	–
Transamerica Fund Services, Inc.	44	–	–	–
World Financial Group Insurance Agency, Inc.	100	–	–	–
AEGON Direct Marketing Services, Inc.	73	–	–	–

Total SSAP No. 97 8b(iii) Entities	XXX	$112	$112	$–

SSAP No. 97 8b(iv) Entities
Transamerica Life (Bermuda) Ltd.	94%	$1,261	$1,261	$–

Total SSAP No. 97 8b(iv) Entities	XXX	$1,261	$1,261	$–

Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$1,373	$1,373	$–

Aggregate Total	XXX	$1,373	$1,373	$–

88

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following table shows the NAIC responses for the SCA filings (except 8bi entities):

December 31, 2020
SCA Entity	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Submission Required Y/N	Code**

SSAP No. 97 8a Entities
None			$–

Total SSAP No. 97 8a Entities	—	—	$–	—	—	—

SSAP No. 97 8b(ii) Entities
None			$–

Total SSAP No. 97 8b(ii) Entities	—	—	$–	—	—	—

SSAP No. 97 8b(iii) Entities
AEGON Direct Marketing Services, Inc.	NA		$–	–	–	I
AEGON Financial Services Group, Inc.	S2	12/21/2020	–	Y	N	I
Garnet Assurance Corporation	NA		–	–	–	I
Garnet Assurance Corporation III	NA		–	–	–	I
Intersecurities Insurance Agency, Inc.	NA		–	–	–	I
Life Investors Alliance LLC	NA		–	–	–	I
Real Estate Alternatives Portfolio 3A, Inc.	NA		21	–	–	I
Transamerica Asset Management, Inc.	S2	12/17/2020	91	Y	N	I
Transamerica Fund Services, Inc.	NA		–	–	–	I

Total SSAP No. 97 8b(iii) Entities	—	–	$112	—	–	—

SSAP No. 97 8b(iv) Entities
Transamerica Life (Bermuda) Ltd.	S2	2/18/2021	$941	Y	N	I

Total SSAP No. 97 8b(iv) Entities	—	—	$941	—	—	—

Total SSAP No. 97 8b Entities (except 8bi entities)	—	—	$1,053	—	—	—

Aggregate Total	—	—	$1,053	—	—	—

* S1 – Sub1, S2 – Sub2 or RDF – Resubmission of Disallowed Filing

** I – Immaterial or M – Material

(1) NAIC Valuation Amount is as of the Filing Date to the NAIC

89

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

December 31, 2019
SCA Entity	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Submission Required Y/N	Code**

SSAP No. 97 8a Entities
None			$–

Total SSAP No. 97 8a Entities	—	—	$–	—	—	—

SSAP No. 97 8b(ii) Entities
None			$–

Total SSAP No. 97 8b(ii) Entities	—	—	$–	—	—	—

SSAP No. 97 8b(iii) Entities
Real Estate Alternatives Portfolio 3A, Inc.	S2	10/31/2019	$35	Y	N	I
Garnet Assurance Corporation	NA		–	–	–	I
Life Investors Alliance LLC	NA		–	–	–	I
Asia Investment Holding Ltd.	NA		–	–	–	I
AEGON Financial Services Group, Inc.	NA		–	–	–	I
Garnet Assurance Corporation III	NA		–	–	–	I
Intersecurities Insurance Agency, Inc.	NA		–	–	–	I
Transamerica Asset Management, Inc.	S2	8/30/2019	67	Y	N	I
Transamerica Fund Services, Inc.	NA		–	–	–	I
World Financial Group Insurance Agency, Inc.	NA		–	–	–	I
AEGON Direct Marketing Services, Inc.	NA		–	–	–	I

Total SSAP No. 97 8b(iii) Entities	—	—	$102	—	—	—

SSAP No. 97 8b(iv) Entities
Transamerica Life (Bermuda) Ltd.	S2	1/21/2020	$609	Y	N	I

Total SSAP No. 97 8b(iv) Entities	—	—	$609	—	—	—

Total SSAP No. 97 8b Entities (except 8bi entities)	—	—	$711	—	—	—

Aggregate Total	—	—	$711	—	—	—

* S1 – Sub1, S2 – Sub2 or RDF – Resubmission of Disallowed Filing

** I – Immaterial or M – Material

(1)NAIC Valuation Amount is as of the Filing Date to the NAIC

The Company reports an investment in the following insurance SCAs for which the reported statutory equity reflects a departure from NAIC SAP. Each of the insurance SCAs listed in the table below reflects an admitted asset, equal to the value of the excess of loss reinsurance asset provided by an unaffiliated company, whereas this would not be an admitted asset recognized by SSAP No. 4, Assets and Non Admitted Assets.

LIICA Re II, Inc.	Excess of loss reinsurance asset
Transamerica Pacific Reinsurance, Inc. (TPRe)	Excess of loss reinsurance asset

90

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The Company has two Limited Purpose Subsidiaries (LPS) with prescribed practices whereby under Iowa Administrative Code 191-99.11(3), the LPS are entitled to admit the following assets that would not be admissible under the NAIC SAP:

TLIC Oakbrook Reinsurance, Inc. (TORI)	Credit linked note
TLIC Watertree Reinsurance, Inc. (TWRI)	Excess of loss reinsurance asset

The monetary effect on net income and surplus as a result of using an accounting practice that differed from NAIC SAP, the amount of the investment in the insurance SCA per reported statutory equity, and amount of the investment if the insurance SCA has completed statutory financial statements in accordance with the NAIC SAP. The SCAs are valued in the Company’s financial statements at zero in accordance with SSAP No. 97.

	Monetary Effect on NAIC SAP		Amount of Investment

SCA Entity (Investments in Insurance SCA Entities)	Net Income Increase (Decrease)	Surplus Increase (Decrease)	Per Reported Statutory Equity	If the Insurance SCA Had Completed Statutory Financial Statements*

LIICA Re II**	$–	$(2,216)	$–	$–
Transamerica Pacific Reinsurance, Inc.**	–	(1,177)	–	–
TLIC Oakbrook Reinsurance, Inc.	–	(3,493)	1,292	–
TLIC Watertree Reinsurance, Inc.	–	(908)	519	–

* Per AP&P Manual (without permitted or prescribed practices)

** The SCA is valued at zero in the Company’s financial statements

Had the above SCA entities not been permitted to recognize the excess of loss reinsurance assets or the credit linked note as admitted assets in the financial statements, the risk-based capital would have been below the mandatory control level which would have triggered a regulatory event.

Information regarding the Company’s affiliated reinsurance transactions is available in Note 8. Reinsurance.

Information regarding the Company’s affiliated guarantees is available in Note 15. Commitments and Contingencies.

91

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

14. Managing General Agents

The Company utilizes managing general agents (MGA) and third-party administrators (TPA) in its operation. Information regarding these entities for the years ended December 31, 2020, 2019 and 2018, respectively, is:

					Total Direct Premiums Written /
					Produced By

Name and Address of Managing General Agent or Third-Party Administrator	FEIN	Exclusive Contract	Types of Business Written	Types of Authority Granted	2020	December 31, 2019	2018

The Vanguard Group, Inc. 100 Vanguard Blvd. Malvern, PA 19355	23-1945930	No	Deferred and income annuities	C, B, P, U	$247	$631	$784

Total					$247	$631	$784

C - Claims Payment

B - Binding Authority

P - Premium Collection

U - Underwriting

The premiums written in 2020, which represents less than 5% of surplus, declined due to the underlying business being closed to new sales in December 2019.

15. Commitments and Contingencies

At December 31, 2020 and 2019, the Company has mortgage loan commitments of $289 and $383, respectively.

The Company has contingent commitments of $893 and $1,190 as of December 31, 2020 and 2019, respectively, to provide additional funding for various joint ventures, partnerships, and limited liability companies, which includes LIHTC commitments of $30 and $93, respectively.

The Company leases office buildings and equipment under various non-cancelable operating lease agreements. Rental expense for the years 2020 and 2019 was $20 and $19, respectively.

Private placement commitments outstanding as of December 31, 2020 and 2019 were $115 and $155, respectively.

During 2019, the Company entered into an agreement with Aegon USA Realty Advisors, LLC to commit to purchase certain tax credit investments up to a maximum of $100,000. Under the terms of the agreement, the Company provides certain commitments to purchase tax credit investments that are part of tax credit funds in the event certain conditions are met. The Company did not acquire any tax credit investments during 2020 under this agreement. As of December 31, 2020, the commit to purchase amount is $23.

The Company sold $0 and $101 of “to-be-announced” (TBA) securities as of December 31, 2020 and 2019, respectively. The December 31, 2019 receivable related to these TBAs was reclassed accordingly.

92

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The Company may pledge cash as collateral for derivative transactions. When cash is pledged as collateral, it is derecognized and a receivable is recorded to reflect the eventual return of that cash by the counterparty. The amount of cash collateral pledged by the Company as of December 31, 2020 and 2019, respectively, was $295 and $81.

At December 31, 2020 and 2019, securities in the amount of $61 and $47, respectively, were posted to the Company as collateral from derivative counterparties. The securities were not included on the Company’s balance sheets as the Company does not have the ability to sell or repledge the collateral.

The Company has provided back-stop guarantees for the performance of non-insurance affiliates or subsidiaries that are involved in the guaranteed sale of investments in low-income housing tax credit partnerships. The nature of the obligation is to provide third party investors with a minimum guaranteed annual and cumulative return on their contributed capital which is based on tax credits and tax losses generated from the low income housing tax credit partnerships. Guarantee payments arise if low income housing tax credit partnerships experience unexpected significant decreases in tax credits and tax losses or there are compliance issues with the partnerships. A significant portion of the remaining term of the guarantees is between 13-18 years. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as a decrease in net investment income. No payments are required as of December 31, 2020. The current assessment of risk of making payments under these guarantees is remote.

As of January 20, 2020, the Company has been discharged of its guarantee to the Monetary Authority of Singapore (MAS) to provide adequate funds to make up for any liquidity shortfall in its wholly-owned foreign life insurance subsidiary, TLB (Singapore Branch), and ensure that TLB was able to continue to meet, pay and settle all present and future obligations. The Company was not required to provide funds prior to the discharge of the guarantee on January 20, 2020 because TLB maintained adequate liquidity to settle its obligations.

The Company has guaranteed to the Hong Kong Insurance Authority that it will provide the financial support to TLB for maintaining TLB’s solvency at all times so as to enable TLB to promptly meet its obligations and liabilities. If at any time the value of TLB’s assets do not exceed its liabilities by the prevailing acceptable level of solvency, the Company will increase the paid up share capital of TLB or provide financial assistance to TLB to maintain the acceptable level of solvency. An acceptable level of solvency is net assets at one hundred and fifty percent of the required margin of solvency as stipulated under the Insurance Companies (Margin of Solvency) Regulation. As of December 31, 2020, there is no payment or performance risk because TLB is able to meet its obligations and has assets in excess of its liabilities by the prevailing level of solvency as of this date.

The Company has guaranteed that TLB will (1) maintain tangible net worth of at least equal to the greater of 165% of Standard & Poor’s Risk-Based Capital and the minimum required by regulatory authorities in all jurisdictions in which TLB operates, (2) have, at all times, sufficient cash to pay all contractual obligations in a timely manner and (3) have a maximum operating leverage ratio of 20 times. The Company can terminate this agreement upon thirty days written

93

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

notice, but not until TLB attains a rating from Standard & Poor’s the same as without the support from this agreement, or the entire book of TLB business is transferred provided that it is transferred to an entity with a rating from S&P that is the same as or better than the Company’s then current rating or AA, whichever is lower. As of December 31, 2020, there is no payment or performance risk because TLB has adequate tangible net worth, sufficient cash to meet its obligations and an operating leverage ratio not in excess of 20 times as of this date.

The Company is not able to estimate the financial statement impact or the maximum potential amount of future payments it could be required to make under these two guarantees as they are considered to be unlimited under the provisions of SSAP No. 5R.

The Company has provided a guarantee to TLB’s (Singapore Branch) policyholders. If TLB fails to pay a valid claim solely by reason of it becoming insolvent as defined by Bermuda law, then the Company shall pay directly to the policy owner or named beneficiary the amount of the valid claim. At December 31, 2020 and 2019, TLB holds related statutory-basis policy and claim reserves of $2,315 and $2,335, respectively, which would be the maximum potential amount of future payments the Company could be required to make under this guarantee. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as an increase to incurred claims. As of December 31, 2020, there is no payment or performance risk because TLB is not insolvent as of this date.

The Company has provided a guarantee to TLB’s (Hong Kong Branch) policyholders. If TLB fails to pay a valid claim solely by reason of it becoming insolvent as defined by Bermuda law, then the Company shall pay directly to the policy owner or named beneficiary the amount of the valid claim. At December 31, 2020 and 2019, TLB policies covered by this guarantee would have resulted in US statutory policy and claim reserves of $3,533 and $3,585, respectively, which would represent a fair measure of the maximum potential amount of future payments the Company under this guarantee based on the US statutory reserve requirements. TLB is a subsidiary of the Company and TLB has invested assets supporting these policies which mitigates this risk. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as an increase to incurred claims. As of December 31, 2020, there is no payment or performance risk because TLB is not insolvent as of this date.

The Company did not recognize a liability for any of the TLB guarantees due to the adoption of SSAP No. 5R, as a liability is not required for guarantees to or on behalf of a wholly-owned subsidiary. Management monitors TLB’s financial condition, and there are no indications that TLB will become insolvent. As such, management feels the risk of payment under these guarantees on behalf of TLB is remote.

The Company is a party to a fee agreement with TLB whereby the Company continues to provide the guarantees with respect to TLB described in the paragraphs above. The Company received $1 and $1 under this agreement in 2020 and 2019, respectively.

The Company has provided guarantees for the obligations of noninsurance affiliates who have accepted assignments of structured settlement payment obligations from other insurers and purchase structured settlement insurance policies from subsidiaries of the Company that match

94

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

those obligations. The guarantees made by the Company are specific to each structured settlement contract and vary in date and duration of the obligation. These are numerous and are backed by the reserves established by the Company to represent the present value of the future payments for those contracts. The direct statutory reserve established at December 31, 2020 and 2019 for the total payout block is $5,124 and $5,279, respectively. As this reserve is already recorded on the balance sheets of the Company, there was no additional liability recorded due to the adoption of SSAP No. 5R.

The following table provides an aggregate compilation of guarantee obligations as of December 31, 2020 and 2019:

	December 31

	2020	2019

Aggregate maximum potential of future payments of all guarantees (undiscounted)	$5,848	$5,920

Current liability recognized in financial statements:
Noncontingent liabilities	–	–

Contingent liabilities	–	–

Ultimate financial statement impact if action required:
Incurred claims	5,848	5,920
Other	–	–

Total impact if action required	$5,848	$5,920

The Company is a member of the FHLB of Des Moines. Through its membership, the Company has conducted business activity (borrowings) with the FHLB. It is part of the Company’s strategy to utilize these funds for asset and liability management and spread lending purposes. The Company has determined the actual/estimated long-term maximum borrowing capacity as $5,793. The Company calculated this amount in accordance with the terms and conditions of agreement with FHLB of Des Moines.

At December 31, 2020 and 2019, the Company purchased/owned the following FHLB stock as part of the agreement:

	Year Ended December 31
	2020	2019

Membership Stock:
Class A	$–	$–
Class B	10	20
Activity Stock	101	80
Excess Stock	–	–

Total	$111	$100

95

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

At December 31, 2020 and 2019, Membership Stock (Class A and B) Eligible for Redemption and the anticipated timeframe for redemption was as follows:

	Less Than 6 Months	6 Months to Less Than 1 Year	1 to Less Than 3 Years	3 to 5 Years

December 31, 2020
Membership Stock
Class A	$–	$–	$–	$–
Class B	–	–	–	10

Total	$–	$–	$–	$10

	Less Than 6 Months	6 Months to Less Than 1 Year	1 to Less Than 3 Years	3 to 5 Years

December 31, 2019
Membership Stock
Class A	$–	$–	$–	$–
Class B	–	–	–	20

Total	$–	$–	$–	$20

At December 31, 2020 and 2019, the amount of collateral pledged and the maximum amount pledged to the FHLB was as follows:

	Fair Value	Carry Value

December 31, 2020
Total Collateral Pledged	$4,215	$3,818
Maximum Collateral Pledged	4,258	3,860

	Fair Value	Carry Value

December 31, 2019
Total Collateral Pledged	$3,263	$3,089
Maximum Collateral Pledged	5,818	5,813

96

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

At December 31, 2020 and 2019, the borrowings from the FHLB were as follows:

	December 31, 2020		December 31, 2019

		Funding		Funding
		Agreements		Agreements
	General	Reserves	General	Reserves
	Account	Established	Account	Established

Debt[1]	$2,515	$–	$1,995	$–
Funding agreements[2]	–	–	–	–
Other	–	–	–	–

Total	$2,515	$–	$1,995	$–

1 The maximum amount of borrowing during 2020 was $2,515

2 The maximum amount of borrowing during 2020 was $0

As of December 31, 2020, the weighted average interest rate on FHLB advances was 0.443% with a weighted average term of 2.3 years. As of December 31, 2019, the weighted average interest rate on FHLB advances was 2.146% with a weighted average term of 1.3 years.

At December 31, 2020, the borrowings from the FHLB were not subject to prepayment penalties.

The Company has issued synthetic GIC contracts to benefit plan sponsors totaling $56,004 and $52,230 as of December 31, 2020 and 2019, respectively. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans, where the plan sponsor retains ownership and control of the related plan assets and the Company provides book value benefit responsiveness to qualified participant withdrawals, in the event withdrawals requested exceeds plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit withdrawal needs and earns a market interest rate on these advances. A periodically adjusted contract-crediting rate is a means by which investment and benefit responsiveness experience is passed through to participants. In return for the book value benefit responsiveness guarantee, the Company receives a premium that varies based on such elements as benefit responsiveness exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines ensuring the appropriate credit quality and cash flow. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements to have a material impact on the reported financial results. In compliance with statutory guidelines, no reserves were recorded at December 31, 2020.

The Company is party to legal proceedings involving a variety of issues incidental to its business, including class action lawsuits. Lawsuits may be brought in any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given their complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes includes substantial demands for compensatory and punitive damages, and injunctive relief, damages arising from such demands are typically not to be material to the Company’s financial position.

97

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The Company has been named in class actions, as well as individual litigation, relating to increases in monthly deduction rates (MDR) on universal life products. The Company has settled two such class actions, one in January 2019 and one in April 2020. In connection with the first lawsuit, the Company continues to defend against a number of lawsuits initiated by opt out class members. The Company holds provisions totaling approximately $170 for these lawsuits as of December 31, 2020.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheets. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $9 and $10 and an offsetting premium tax benefit $7 and $8 at December 31, 2020 and 2019, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund (benefit) expense was $3, $3 and $1, for the years ended December 31, 2020, 2019 and 2018, respectively.

16. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

The Company is party to municipal repurchase agreements which were established via bilateral trades and accounted for as secured borrowings. For municipal repurchase agreements, the Company rigorously manages asset/liability risks via an integrated risk management framework. The Company’s liquidity position is monitored constantly, and factors heavily in the management of the asset portfolio. Projections comparing liquidity needs to available resources in both adverse and routine scenarios are refreshed monthly. The results of these projections on time horizons ranging from 16 months to 24 months are the basis for the near-term liquidity planning. This liquidity model excludes new business (non applicable for the spread business), renewals and other sources of cash and assumes all liabilities are paid off on the earliest dates required. Interest rate risk is carefully managed, in part through rigorously defined and monitored derivatives programs.

98

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following tables provide information on the securities sold under the municipal repurchase agreements for four quarters of 2020 and 2019:

December 31, 2020
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Maximum Amount
BACV	XXX	XXX	XXX	$200
Fair Value	$167	$211	$232	$232

Ending Balance
BACV	XXX	XXX	XXX	$200
Fair Value	$167	$211	$232	$232

December 31, 2019
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Maximum Amount
BACV	XXX	XXX	XXX	$113
Fair Value	$219	$207	$232	$126

Ending Balance
BACV	XXX	XXX	XXX	$113
Fair Value	$171	$207	$232	$126

		2020			2019

	NAIC 1	NAIC 2	Total	NAIC 1	NAIC 2	Total

Bonds - BACV	$160	$40	$200	$112	$1	$113
Bonds - FV	190	42	232	125	1	126

These securities have maturity dates that range from 2021 to 2097.

The following table provides information on the cash collateral received and liability to return collateral under the municipal repurchase agreements for four quarters of 2020 and 2019:

December 31, 2020
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Maximum Amount
Cash	$131	$164	$182	$101

Ending Balance (1)
Cash	$131	$162	$79	$100

(1) The remaining collateral held was greater than 90 days from contractual maturity.

99

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

December 31, 2019
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Maximum Amount
Cash	$126	$157	$174	$100

Ending Balance (1)
Cash	$126	$154	$78	$98

The Company enters into dollar repurchase agreements in which securities are delivered to the counterparty once adequate collateral has been received. At December 31, 2020 and 2019, the Company had dollar repurchase agreements outstanding in the amount of $969 and $706, respectively, which is included in borrowed money on the balance sheets. Those amounts include accrued interest of $2 and $2, at December 31, 2020 and 2019, respectively. At December 31, 2020, securities with a book value of $958 and a fair value of $972 were subject to dollar repurchase agreements. These securities have maturity dates that range from April 1, 2035 to January 1, 2051. At December 31, 2019, securities with a book value of $805 and a fair value of $807 were subject to dollar repurchase agreements. The Company does not have the legal right to recall or substitute the underlying assets prior to the transaction’s scheduled termination. Upon scheduled termination, the counterparty is obligated to return substantially similar assets.

The contractual maturities of the dollar repurchase agreement positions are as follows:

	Fair Value

	2020	2019

Open	$967	$704
Securities received	–	–

Total collateral received	$967	$704

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2020 and reacquired within 30 days of the sale date are:

	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gains (Losses)

Preferred stocks:
NAIC 4	1	$–	$–	$–

Common stocks	3	$–	$–	$–

100

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

17. Reconciliation to Statutory Statement

The following is a reconciliation of amounts previously reported to the Iowa Department of Financial Regulation in the 2020 Annual Statement, to those reported in the accompanying statutory-basis financial statements:

	December 31
	2020	2019

Balance Sheets
Total assets as reported in the Company’s Annual Statement	$200,268	$185,304
Decrease in other assets	–	(1,217)
Increase in net deferred income tax asset	–	9

Total assets as reported in the accompanying audited statutory basis balance sheet	$200,268	$184,096

Total liabilities as reported in the Company’s Annual Statement	$192,158	$175,914
Decrease in aggregate reserves for policies and contracts	–	(311)
Increase in policy and contract claim reserves	–	8
Decrease in funds held under reinsurance treaties	–	(742)
Decrease in other liabilities	–	(124)

Total liabilities as reported in the accompanying audited statutory basis balance sheet	$192,158	$174,745

Total capital and surplus as reported in the Company’s Annual Statement	$8,110	$9,390
Decrease in net income	–	(234)
Increase in change in net deferred income tax asset	–	9
Increase in change in surplus as a result of reinsurance	–	186

Total capital and surplus as reported in the accompanying audited statutory basis balance sheet	$8,110	$9,351

Statements of Operations
Statutory net income as reported in the Company’s Annual Statement	$1,291	$3,757
Increase in commissions and expense allowances on reinsurance ceded	(69)	–
Increase in reserve adjustment on reinsurance ceded	193	243
Decrease in fee revenue and other income	3	(104)
Increase in commissions	69	–
Increase in general insurance expenses and other	(196)	(140)
Decrease in premiums and other considerations	–	(653)
Decrease in surrender benefits	–	653
Increase in change in aggregate reserves	–	(41)
Decrease in federal income tax (benefit) expense	–	2
Increase in death benefits	–	(8)

Total net income as reported in the accompanying audited statutory basis statement of operations	$1,291	$3,709

The reconciling differences to the Annual Statement for current and prior year is primarily driven by elimination of affiliated activity for the merged entities in 2020. For additional detail on the impacts of the merger, please refer to Note 1. In addition, prior year reconciling differences also relate to adjustments for actuarial modeling and misclassifications within the Statements of Operations related to accounting for retirement plans.

101

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

18. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheets date and the date when the financial statements are available to be issued, provided they give evidence of conditions that existed at the balance sheets date (Type I). Events that are indicative of conditions that arose after the balance sheets date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). The Company has not identified any Type I or Type II subsequent events for the year ended December 31, 2020 through April 14, 2021.

102

Transamerica Life Insurance Company

Appendix A – Listing of Affiliated Companies

Transamerica Corporation EIN: 42-1484983 AFFILIATIONS SCHEDULE YEAR ENDED DECEMBER 31, 2020
Entity Name	FEIN

Transamerica Corporation	42-1484983

AEGON Asset Management Services Inc	39-1884868

AEGON Direct Marketing Services Inc	42-1470697

AEGON Financial Services Group Inc	41-1479568

AEGON Institutional Markets Inc	61-1085329

AEGON Management Company	35-1113520

AEGON USA Real Estate Services Inc	61-1098396

AEGON USA Realty Advisors of CA	20-5023693

AUSA Properties Inc	27-1275705

Commonwealth General Corporation	51-0108922

Creditor Resources Inc	42-1079584

CRI Solutions Inc	52-1363611

Financial Planning Services Inc	23-2130174

Garnet Assurance Corporation	11-3674132

Garnet Assurance Corporation II	14-1893533

Garnet Assurance Corporation III	01-0947856

Intersecurities Ins Agency	42-1517005

Ironwood Re Corp	47-1703149

LIICA RE II	20-5927773

Massachusetts Fidelity Trust	42-0947998

MLIC RE I Inc	01-0930908

Money Services Inc	42-1079580

Monumental General Administrators Inc	52-1243288

Pearl Holdings Inc I	20-1063558

Pearl Holdings Inc II	20-1063571

Pine Falls Re Inc	26-1552330

Real Estate Alternatives Portfolio 3A Inc	20-1627078

River Ridge Insurance Company	20-0877184

Short Hills Management	42-1338496

Stonebridge Benefit Services Inc	75-2548428

TCF Asset Management Corp	84-0642550

TCFC Air Holdings Inc	32-0092333

TCFC Asset Holdings Inc	32-0092334

103

Transamerica Corporation EIN: 42-1484983 AFFILIATIONS SCHEDULE YEAR ENDED DECEMBER 31, 2020
Entity Name	FEIN

TLIC Oakbrook Reinsurance Inc.	47-1026613

TLIC Watertree Reinsurance, Inc.	81-3715574

Transamerica Accounts Holding Corp	36-4162154

Transamerica Affinity Services Inc	42-1523438

Transamerica Affordable Housing Inc	94-3252196

Transamerica Asset Management	59-3403585

Transamerica Capital Inc	95-3141953

Transamerica Casualty Insurance Company	31-4423946

Transamerica Commercial Finance Corp I	94-3054228

Transamerica Corporation (OREGON)	98-6021219

Transamerica Finance Corporation	95-1077235

Transamerica Financial Advisors	59-2476008

Transamerica Financial Life Insurance Company	36-6071399

Transamerica Fund Services Inc	59-3403587

Transamerica Home Loan	95-4390993

Transamerica International Re (Bermuda) Ltd	98-0199561

Transamerica Investors Securities Corp	13-3696753

Transamerica Life Insurance Company	39-0989781

Transamerica Pacific Insurance Co Ltd	94-3304740

Transamerica Pacific Re, Inc.	85-1028131

Transamerica Premier Life Insurance Company	52-0419790

Transamerica Resources Inc	52-1525601

Transamerica Stable Value Solutions Inc	27-0648897

Transamerica Vendor Financial Services Corporation	36-4134790

United Financial Services Inc	52-1263786

World Fin Group Ins Agency of Massachusetts Inc	04-3182849

World Financial Group Inc	42-1518386

World Financial Group Ins Agency of Hawaii Inc	99-0277127

World Financial Group Insurance Agency of WY Inc	42-1519076

World Financial Group Insurance Agency	95-3809372

Zahorik Company Inc	95-2775959

Zero Beta Fund LLC	26-1298094

104

Statutory-Basis Financial

Statement Schedules

105

Transamerica Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Millions)

December 31, 2020

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet (2)
Fixed maturities
Bonds:
United States government and government agencies and authorities	$7,039	$9,657	$7,314
States, municipalities and political subdivisions	2,863	3,123	2,863
Foreign governments	485	544	485
Hybrid securities	576	658	576
All other corporate bonds	39,241	46,111	39,206
Preferred stocks	109	109	105

Total fixed maturities	50,313	60,202	50,549

Equity securities
Common stocks:
Industrial, miscellaneous and all other	136	180	180

Total equity securities	136	180	180

Mortgage loans on real estate	9,015		9,015
Real estate	56		56
Policy loans	2,037		2,037
Other long-term investments	1,496		1,496
Receivable for securities	3		3
Receivable for derivative cash collateral posted to counterparty	295		295
Securities lending	2,115		2,115
Cash, cash equivalents and short-term investments	1,683		1,683

Total investments	$67,149		$67,429

(1)	Equity securities are reported at original cost. Fixed maturities are reported at original cost reduced by repayments and adjusted for amortization of premiums and accrual of discounts.

(2)

United States government and corporate bonds of $48 are held at fair value rather than amortized cost due to having an NAIC 6 rating. Two preferred stock securities are held at fair value of $6 due to having an NAIC 4 and 6 ratings.

106

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Millions)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*

Year ended December 31, 2020
Individual life	$24,275	$–	$685	$2,264	$1,460	$5,342	$1,388
Individual health	5,760	112	401	750	423	908	405
Group life and health	2,468	23	138	841	159	496	347
Annuity	18,328	–	33	12,868	1,319	19,336	(3,775)

	$50,831	$135	$1,257	$16,723	$3,361	$26,082	$(1,635)

Year ended December 31, 2019
Individual life	$22,141	$–	$472	$2,884	$1,267	$2,658	$1,255
Individual health	5,567	185	299	750	357	1,034	262
Group life and health	2,463	31	138	866	155	471	305
Annuity	15,478	–	34	11,208	986	16,001	(4,217)

	$45,649	$216	$943	$15,708	$2,765	$20,164	$(2,395)

Year ended December 31, 2018
Individual life	$22,542	$–	$488	$1,885	$1,233	$3,089	$1,607
Individual health	5,439	180	270	729	380	915	217
Group life and health	2,462	38	167	1,094	151	604	433
Annuity	15,711	–	38	10,889	745	17,406	(3,462)
Other	–	–	–	–	235	–	–

	$46,154	$218	$963	$14,597	$2,744	$22,014	$(1,205)

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

107

Transamerica Life Insurance Company

Reinsurance

(Dollars in Millions)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net

Year ended December 31, 2020
Life insurance in force	$739,067	$736,338	$397,134	$399,863	99%

Premiums:
Individual life	$4,173	$3,106	$1,197	$2,264	53%
Individual health	797	61	14	750	2%
Group life and health	948	133	26	841	3%
Annuity	13,273	418	13	12,868	0%

	$19,191	$3,718	$1,250	$16,723	7%

Year ended December 31, 2019
Life insurance in force	$726,805	$809,789	$421,752	$338,768	124%

Premiums:
Individual life	$4,575	$2,988	$1,297	$2,884	45%
Individual health	797	66	19	750	3%
Group life and health	968	137	35	866	4%
Annuity	11,582	517	143	11,208	1%

	$17,922	$3,708	$1,494	$15,708	10%

Year ended December 31, 2018
Life insurance in force	$744,474	$871,308	$452,075	$325,241	139%

Premiums:
Individual life	$4,393	$3,859	$1,351	$1,885	72%
Individual health	773	69	25	729	3%
Group life and health	1,207	187	74	1,094	7%
Annuity	11,055	296	130	10,889	1%

	$17,428	$4,411	$1,580	$14,597	11%

108

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a) Financial Statements

All required statutory financial statements are included in Part B of this Registration Statement.

             Required separate account financial statements are incorporated by reference to N-VPFS (811-06032) filed on April 21, 2021.

(b) Exhibits:

(1)	(a)		Resolution of the Board of Directors of PFL Life Insurance Company authorizing establishment of the Separate Account. Note 1 P

	(b)		Authorization Changing Name of the Separate Account. Note 10

(2)			Not Applicable.

(3)	(a)		Principal Underwriting Agreement by and between PFL Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and AEGON USA Securities, Inc. Note 6 P

	(a)	(1)	Principal Underwriting Agreement by and between PFL Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and AFSG Securities Corporation. Note 12

	(a)	(2)

Termination of Principal Underwriting Agreement by and between AEGON USA Securities, Inc., formerly known as MidAmerica Management Corporation, and PFL Life Insurance Company on its own behalf and on the behalf of PFL Endeavor Variable Annuity Account. Note 13

	(a)	(3)

Amended and Reinstated Principal Underwriting Agreement by and between AFSG Securities Corporation and Transamerica Life Insurance Company on its behalf and on behalf of the separate investment accounts. Note 27

	(a)	(4)	Amendment No. 8 and Novation to Amended and Restated Principal Underwriting Agreement. Note 37

	(a)	(5)	Amendment No. 10 to Amended and Restated Principal Underwriting Agreement. Note 42

	(a)	(6)	Amended and Reinstated Principal Underwriting Agreement. Note 58

(3)	(b)		Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation, and the Broker/Dealer. Note 12

	(b)	(1)	Life Insurance Company Product Sales Agreement (TCI). Note 57

(4)	(a)		Policy for the Endeavor Platinum Annuity. Note 7 P

	(b)		Amended pages to Form of Policy for Endeavor Platinum Variable Annuity. Note 8 P

	(c)		Policy Endorsement (Death Benefits). Note 9

	(d)		Policy for the Endeavor Platinum Variable Annuity. Note 11

	(e)		Policy Endorsement (Nursing Care). Note 11

	(f)		Policy for the Endeavor Platinum Variable Annuity. Note 12

	(g)		Policy Endorsement (New Separate Accounts and Annuity Commencement Date). Note 12

	(h)		Policy Rider (GMIB). Note 13

	(i)		Policy Rider (Additional Death Distribution). Note 21

	(j)		Policy Rider (Managed Annuity Program). Note 23

	(k)		Policy Rider (MAP II). Note 28

	(l)		Policy Rider (GPS). Note 67

	(m)		Policy Rider (5 For life). Note 33

	(n)		Policy Rider (ADD+). Note 33

	(o)		Policy Rider (New GMWB). Note 67

	(p)		Policy Rider (5 for Life - Growth - without Death Benefit). Note 36

	(q)		Policy Rider (5 for Life - Growth - with Death Benefit). Note 36

	(r)		Rider (Income Select for Life). Note 67

	(s)		Rider (Double Enhanced). Note 38

	(t)		Rider (Retirement Income Choice). Note 67

	(u)		Endorsement (Fund Facilitation Fee). Note 41

	(v)		Policy Rider (Retirement Income Choice - Double Withdrawal Base Benefit). Note. 67

	(w)		Policy Rider (Retirement Income Choice 1.2). Note 67

	(x)		Policy Rider (Retirement Income Choice 1.4). Note 67

	(y)		Policy Rider (Income Link). Note 67

	(z)		Policy Rider (RIM). Note 67

	(aa)		Policy Rider (Retirement Income Choice 1.6). Note 58

(5)	(a)		Application for the Endeavor Platinum Variable Annuity. Note 11

	(b)		Application for the Endeavor Platinum Variable Annuity. Note 12

	(c)		Application for the Endeavor Platinum Variable Annuity. Note 13

	(d)		Application for the Transamerica Freedom Variable Annuity (formerly Endeavor Platinum Variable Annuity) Note 21

	(e)		Application for Transamerica Freedom. Note 29

	(f)		Application. Note 30

	(g)		Application. Note 44

(6)	(a)		Articles of Incorporation of PFL Life Insurance Company. Note 2 P

	(b)		Bylaws of PFL Life Insurance Company. Note 2 P

(7)			Reinsurance Agreement. Note 32

(7)	(a)		Reinsurance agreement between Transamerica Life Insurance & Annuity Company and Swiss RE Life & Health America Inc. dated January 2, 1998. Note 43

(7)	(b)		Reinsurance agreement between Transamerica Occidental Life Insurance Company and North American Reassurance Company dated July 1, 1994. Note 43

(7)	(c)		Reinsurance Agreement No. FUV-1 between Transamerica Life Insurance Company and Union Hamilton Reinsurance Limited dated April 1, 2001. Note 43

	(c)	1	Reinsurance agreement Amendment No. 1 to agreement FUV-1 between Transamerica Life Insurance Company and Union Hamilton Reinsurance Limited dated April 1, 2001. Note 43

(7)	(d)

Reinsurance Agreement No. FUV-011 between Transamerica Life Insurance Company and Scottish Annuity & Life International Insurance Company (Bermuda) Limited initial dated April 1, 2001, Amended and Restated - May 1, 2007. Note 43

(7)	(e)		Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated December 31, 2008. Note 43

	(e)	(1)	Amendment No. 1 to Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated December 30, 2008. Note 39

	(e)	(2)	Amendment No. 2 to Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated December 29, 2009. Note 39

	(e)	(3)	Amendment No. 3 to Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated May 27, 2010. Note 49

	(e)	(4)	Assignment, Transfer and Novation Agreement by and among Transamerica International RE (Bermuda) Ltd., Firebird Re Corp. and Transamerica Life Insurance Company. Note 69

(7)	(f)		Reinsurance Agreement between American United Life Insurance Company and Transamerica Life Insurance Company dated July 1, 2007. Note 43

(7)	(g)

Reinsurance Agreement between Union Hamilton Reinsurance Ltd. And Scottish Annuity & Life International Insurance Company (Bermuda) Ltd. And Transamerica Life Insurance Company dated June 30, 2008. Note 34

(7)	(h)		Reinsurance Agreement between Firebird Re Corp. and Transamerica Life Insurance Company. Note 69

(8)	(a)		Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 3 P

(8)	(b)		Participation Agreement by and between PFL Life Insurance Company and the WRL Growth Portfolio of WRL Series Fund, Inc. Note 4 P

	(b)	(1)	Amendment No. 12 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 14

	(b)	(2)	Amendment No. 15 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 19

	(b)	(3)

Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 21

	(b)	(4)

Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 31

	(b)	(5)	Amendment No. 31 to Participation Agreement (AEGON/Transamerica). Note 32

	(b)	(6)	Amendment No. 32 to Participation Agreement (AEGON/Transamerica). Note 33

	(b)	(7)	Amendment No. 36 to Participation Agreement (Transamerica Series Trust). Note 40

	(b)	(8)	Amendment No. 38 to Participation Agreement (TST). Note 42

	(b)	(9)	Amendment No. 40 to Participation Agreement (TST). Note 43

	(b)	(10)	Amendment No. 41 to Participation Agreement (TST). Note 45

	(b)	(11)	Amendment No. 42 to Participation Agreement (TST). Note 46

	(b)	(12)	Amendment No. 43 to Participation Agreement (TST). Note 48

	(b)	(13)	Amendment No. 44 to Participation Agreement (TST). Note 50

	(b)	(14)	Amendment No. 45 to Participation Agreement (TST). Note 51

	(b)	(15)	Amendment No. 47 to Participation Agreement (TST). Note 55

	(b)	(16)	Amendment No. 48 to Participation Agreement (TST). Note 56

(8)	(c)		Administrative Services Agreement by and between PFL Life Insurance Company and State Street Bank and Trust Company (assigned to Vantage Computer Systems, Inc.). Note 3 P

(8)	(d)		Amendment and Assignment of Administrative Services Agreement. Note 4 P

(8)	(e)		Second Amendment to Administrative Services Agreement. Note 5 P

(8)	(f)		Amendment to Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 11

	(f)	(1)	Amendment No. 6 to Participation Agreement by and between PFL Life Insurance Company, Endeavor Management Co. and Endeavor Series Trust. Note 14

	(f)	(2)	Amendment to Schedule A of the Participation Agreement by and between PFL Life Insurance Company and Endeavour Series Trust. Note 19

	(f)	(3)

Form of Termination of Participation Agreement among Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, on their own behalf and on behalf of their separate accounts, Endeavor Series Trust and Endeavor Management Co. Note 27

(8)	(g)		Participation Agreement by and between PFL Life Insurance Company and Transamerica Variable Insurance Fund, Inc. Note 17

	(g)	(1)	Termination of Participation Agreement (Transamerica). Note 23

	(g)	(2)	Participation Agreement (Transamerica). Note 23

	(g)	(3)	Addendum to Participation Agreement (Transamerica). Note 23

(8)	(h)

Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company, and Addendums thereto. Note 15

	(h)	(1)

Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 17

	(h)	(2)

Form of Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and Transamerica Life Insurance Company (formerly PFL Life Insurance Company). Note 21

	(h)	(3)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Funds, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 22

	(h)	(4)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 22

	(h)	(5)

Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 22

(8)	(i)		Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 16

	(i)	(1)	Amended Schedule A to Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 17

	(i)	(2)	Amendment No. 2 to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 22

	(i)	(3)	Amended Schedule A to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 22

(8)	(j)		Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 18

	(j)	(1)	Amendment No. 2 to Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 19

	(j)	(2)	Amendment No. 12 to Fund Participation Agreement (Janus Aspen Series). Note 49

	(j)	(3)	Amendment No. 13 to Fund Participation Agreement (Janus Aspen Series). Note 54

	(j)	(4)	Amendment No. 3 to Participation Agreement (Janus). Note 60

	(j)	(5)	Amendment No. 14 to Participation Agreement (Janus). Note 65

(8)	(k)		Participation Agreement by and among Alliance Variable Products Series Fund, PFL Life Insurance Company, AFSG Securities Corporation. Note 20

	(k)	(1)

Amendment No. 2 to Participation Agreement by and among Alliance Variable Products Series Fund, Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AFSG Securities Corporation. Note 23

	(k)	(2)	Amendment to Participation Agreement (Alliance Bernstein). Note 42

	(k)	(3)	Amendment to Participation Agreement (Alliance Bernstein). Note 52

	(k)	(4)	Amendment No. 13 to Participation Agreement (Alliance Bernstein). Note 65

	(k)	(5)	Amended Schedule A to Participation Agreement dated May 1, 2015 (AllianceBernstein). Note 67

	(k)	(6)	Amended Schedule A to Participation Agreement dated May 1, 2017 (AllianceBernstein). Note 72

	(k)	(7)	Amended Schedule A to Participation Agreement dated May 1, 2020 (AllianceBernstein). Note 78

(8)	(l)		Participation Agreement by and among AIM Variable Insurance funds, Inc., AIM Distributors, Inc., PFL Life Insurance Company and AFSG Securities Corporation Note 24

	(l)	(1)	Form of Amendment No. 7 to Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., Transamerica Life Insurance Company and AFSG Securities Corporation. Note 27

	(l)	(2)	Amendment to Participation Agreement (AIM/Invesco). Note 47

	(l)	(3)	Amendment to Participation Agreement (AIM). Note 49

	(l)	(4)	Amendment No. 21 to Participation Agreement (AIM/INVESCO). Note 53

	(l)	(5)	Amendment No. 9 to Participation Agreement (AIM/INVESCO). Note 59

	(l)	(6)	Amendment No. 12 to Participation Agreement (AIM/INVESCO). Note 60

	(l)	(7)	Amendment No. 18 to Participation Agreement (AIM/INVESCO). Note 60

	(l)	(8)	Amendment No. 22 to Participation Agreement (AIM/INVESCO). Note 63

(8)	(m)		Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 25

	(m)	(1)	Partial Termination of Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 26

	(m)	(2)	Form of Amendment to Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company, and Transamerica Life Insurance Company. Note 27

	(m)	(3)	Addendum to Participation Agreement (MFS). Note 69

(8)	(n)		Amended and Restated Participation Agreement among Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 35

	(n)	(1)	Amendment No. 7 to Participation Agreement (Fidelity Distributors Corporation). Note 56

	(n)	(2)	Amendment No. 8 to Participation Agreement (Fidelity). Note 61

	(n)	(3)	Amended Schedule A to Participation Agreement dated May 1, 2017 (Fidelity). Note 72

	(n)	(4)	Amended Schedule A to Participation Agreement dated May 1, 2020 (Fidelity). Note 78

(8)	(o)		Amended and Restated Participation Agreement among Franklin/Templeton Distributors, Inc. and Transamerica Life Insurance Company. Note 43

	(o)	(1)	Amendment No. 3 to Participation Agreement (Franklin Templeton). Note 42

	(o)	(2)	Amendment No. 4 to Participation Agreement (Franklin Templeton). Note 49

	(o)	(3)	Amendment No. 5 to Participation Agreement (Franklin Templeton). Note 54

	(o)	(4)	Amendment No. 2 to Participation Agreement (Franklin). Note 60

	(o)	(5)	Amendment to Participation Agreement (Franklin). Note 60

	(o)	(6)	Amendment to Participation Agreement January 15, 2013 (Franklin). Note 60

	(o)	(7)	Amendment No. 8 to Participation Agreement (Franklin). Note 61

	(o)	(8)	Amendment No. 9 to Amended and Restated Participation Agreement (Franklin). Note 63

	(o)	(9)	Amendment No. 10 to Amended and Restated Participation Agreement (Franklin). Note 65

	(o)	(10)	Amendment No. 11 to Participation Agreement (Franklin). Note 66

(8)	(p)		Participation Agreement among Transamerica Life Insurance Company; American Funds Insurance Series, and Capital Research and Management Company (“CRMC”). Note 45

	(p)	(1)	Amendment No. 2 to Participation Agreement (American Funds). Note 45

	(p)	(2)	Amendment No. 4 to Participation Agreement (American Funds). Note 45

	(p)	(3)	Amendment No. 8 to Participation Agreement (American Funds). Note 64

	(p)	(4)	Amendment No. 9 to Participation Agreement (American Funds). Note 66

	(p)	(5)	Amendment No. 10 to Participation Agreement (American Funds). Note 71

	(p)	(6)	Amendment No. 11 to Participation Agreement (American Funds). Note 72

	(p)	(7)	Amendment No. 12 to Participation Agreement (American Funds). Note 78

(8)	(q)		Participation Agreement By and Among Transamerica Life Insurance Company and GE Investments Funds, Inc. and GE Investment Distributors, Inc. and GE Asset Management Incorporated. Note 45

	(q)	(1)	Amendment No. 1 to Participation Agreement (GE). Note 52

	(q)	(2)	Amendment No. 2 to Participation Agreement (GE). Note 61

	(q)	(3)	Amendment No. 3 to Participation Agreement (GE/SSGA). Note 73

(8)	(r)		Amended and Restated Participation Agreement (TST). Note 58

	(r)	(1)	Amendment No. 1 to Participation Agreement (TST). Note 61

	(r)	(2)	Amended Schedule A to Participation Agreement dated September 18, 2013 (TST). Note 62

	(r)	(3)	Amended Schedule A to Participation Agreement dated May 1, 2014 (TST). Note 65

	(r)	(4)	Amendment No. 2 to Participation Agreement (TST). Note 66

	(r)	(5)	Amended Schedule A to Participation Agreement dated May 1, 2015 (TST). Note 67

	(r)	(6)	Amended Schedule A to Participation Agreement dated July 1, 2015 (TST). Note 68

	(r)	(7)	Amended Schedule A to Participation Agreement dated December 18, 2015 (TST). Note 69

	(r)	(8)	Amended Schedule A to Participation Agreement dated March 21, 2016 (TST). Note 69

	(r)	(9)	Amended Schedule A to Participation Agreement dated May 1, 2016 (TST). Note 69

	(r)	(10)	Amended Schedule A to Participation Agreement dated December 16, 2016 (TST). Note 70

	(r)	(11)	Amended Schedule A to Participation Agreement dated May 1, 2017 (TST). Note 72

	(r)	(12)	Amended Schedule A to Participation Agreement dated September 29, 2017 (TST). Note 73

	(r)	(13)	Amended Schedule A to Participation Agreement Dated May 1, 2018 (TST). Note 74

	(r)	(14)	Amended Schedule A to Participation Agreement Dated November 1, 2018 (TST). Note 74

	(r)	(15)	Amended Schedule A to Participation Agreement dated May 1, 2020 (TST). Note 78

(9)			Opinion and Consent of Counsel. Note 79

(10)	(a)		Consent of Independent Registered Public Accounting Firm. Note 79

	(b)		Opinion and Consent of Actuary Note 35

(11)			Not Applicable.

(12)			Not Applicable.

(13)			Performance Data Calculations. Note 35

(14)			Powers of Attorney. (Blake S. Bostwick, Fred Gingerich, Karyn Polak, David Schulz, C. Michiel van Katwijk). Note 79

Note 1.	Incorporated herein by reference to the Initial filing of Form N-4 Registration Statement (File No. 33-56908, 811-06032) filed on January 8, 1993.
Note 2.	Incorporated herein by reference to the Initial filing of Form N-4 Registration Statement (File No. 33-33085) filed on January 23, 1990.
Note 3.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-33085) filed on April 9, 1990.
Note 4.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 33-33085) filed on April 1, 1991.
Note 5.	Incorporated herein by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 33-33085) filed on May 1, 1992.

Note 6.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 33-33085) filed on April 30, 1993.
Note 7.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-56908) filed on December 6, 1993.
Note 8.	Incorporated herein by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 33-56908) filed on February 28, 1994.
Note 9.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 33-56908) filed on April 27, 1995.
Note 10.	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 33-56908) filed on April 24, 1996.
Note 11.	Incorporated herein by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 33-56908) filed on April 29, 1997.
Note 12.	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 33-56908) filed on February 27, 1998.
Note 13.	Incorporated herein by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 33-56908) filed on September 28, 1998.
Note 14.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement for the Access Variable Annuity (File No. 333-94489) filed on January 12, 2000.
Note 15.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No, 333-07509) filed on December 6, 1996.
Note 16.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) filed on April 29, 1997.
Note 17.	Incorporated herein by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 33-56908) filed on April 27, 2000.
Note 18.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) filed on April 28, 2000.
Note 19.	Incorporated herein by reference to Post-Effective Amendment No. 13 to Form N-4 Registration Statement (File No. 33-56908) filed on October 3, 2000.
Note 20.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) filed on April 28, 2000.
Note 21.	Incorporated herein by reference to Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File No. 33-56908) filed on April 30, 2001.
Note 22.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63086) filed on September 13, 2001.
Note 23.	Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 33-33085) filed on October 2, 2001.
Note 24.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-7509) filed on July 16, 1998.
Note 25.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-7509) filed on December 23, 1997.
Note 26.	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-7509) filed on April 29, 1999.
Note 27.	Incorporated herein by reference to Post-Effective Amendment No. 16 to Form N-4 Registration Statement (File No. 33-56908) filed on April 30, 2002.
Note 28.	Incorporated herein by reference to Post-Effective Amendment No. 31 to Form N-4 Registration Statement (File No. 33-33085) filed on October 15, 2002.
Note 29.	Incorporated herein by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No. 33-56908) filed on December 30, 2002.
Note 30.	Incorporated herein by reference to Post-Effective No. 20 to Form N-4 Registration Statement (File No. 33-56908) filed on April 30, 2003.
Note 31.	Incorporated herein by reference to Post-Effective No. 22 to Form N-4 Registration Statement (File No. 33-56908) filed on April 30, 2004.
Note 32.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109580) filed on January 7, 2005.
Note 33.	Incorporated herein by reference to Post-Effective Amendment No. 23 to Form N-4 Registration Statement (File No. 33-56908) filed on April 28, 2005.
Note 34.	Incorporated herein by reference to Post-Effective Amendment No. 48 to Form N-4 Registration Statement (File No. 33-33085) filed on April 23, 2010.
Note 35.	Incorporated herein by reference to Post-Effective Amendment No. 27 to Form N-4 Registration Statement (File No. 33-56908) filed on April 26, 2006.
Note 36.	Incorporated herein by Reference to Post-Effective Amendment No. 39 to Form N-4 Registration Statement (File No. 33-33085) filed on December 12, 2005.
Note 37.	Incorporated herein by reference to Post-Effective Amendment No. 28 to Form N-4 Registration Statement (File No. 33-56908) filed on April 27, 2007.
Note 38.	Incorporated herein by Reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-131987) filed on September 21, 2007.
Note 39.	Incorporated herein by reference to Post-Effective Amendment No. 50 to Form N-4 Registration Statement (File No. 33-33085) filed on February 15, 2011.
Note 40.	Incorporated herein by reference to Post-Effective Amendment No. 30 to Form N-4 Registration Statement (File No. 33-56908) filed on April 30, 2008.
Note 41.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-131987) filed on August 14, 2008.
Note 42.	Incorporated herein by reference to Post-Effective Amendment No. 31 to Form N-4 Registration Statement (File No. 33-56908) filed on November 6, 2008.
Note 43.	Incorporated herein by reference to Post-Effective Amendment No. 32 to Form N-4 Registration Statement (File No. 33-56908) filed on April 30, 2009.
Note 44.	Incorporated herein by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File 333-142762) filed on August 31, 2009.
Note 45.	Incorporated herein by reference to Post-Effective Amendment No. 34 to Form N-4 Registration Statement (File No. 33-56908) filed on November 19, 2009.
Note 46.	Incorporated herein by reference to Post-Effective Amendment No. 36 to Form N-4 Registration Statement (File No. 33-56908) filed on April 27, 2010.
Note 47.	Incorporated herein by reference to Post-Effective Amendment No. 37 to Form N-4 Registration Statement (File No. 33-56908) filed on August 6, 2010.
Note 48.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-169445) filed on September 17, 2010.
Note 49.	Incorporated herein by reference to Post-Effective Amendment No. 38 to Form N-4 Registration Statement (File No. 33-56908) filed on February 15, 2011.
Note 50.	Incorporated herein by reference to Post-Effective Amendment No. 39 to Form N-4 Registration Statement (File No. 33-56908) filed on April 26, 2011.
Note 51.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-173285) filed on June 8, 2011.
Note 52.	Incorporated herein by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 333-125817) filed on October 7, 2011.
Note 53.	Incorporated herein by reference to Post-Effective Amendment No. 52 to Form N-4 Registration Statement (File No. 33-33085) filed on October 7, 2011.
Note 54.	Incorporated herein by reference to Post-Effective Amendment No. 54 to Form N-4 Registration Statement (File No. 33-33085) filed on April 17, 2012.
Note 55.	Incorporated herein by reference to Post-Effective Amendment No. 55 to Form N-4 Registration Statement (File No. 33-33085) filed on June 22, 2012.
Note 56.	Incorporated herein by reference to Post-Effective Amendment No. 58 to Form N-4 Registration Statement (File No. 33-56908) filed on September 10, 2012.
Note 57.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-185573) filed on December 20, 2012.
Note 58.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-185573) filed on April 10, 2013.
Note 59.	Incorporated herein by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-98891) filed on April 29, 2003.
Note 60.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-187910) filed on April 15, 2013.
Note 61.	Incorporated herein by reference to Post-Effective Amendment No. 59 to Form N-4 Registration Statement (File No. 33-33085) filed on August 16, 2013.
Note 62.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-189435) filed on October 2, 2013.
Note 63.	Incorporated herein by reference to Post-Effective Amendment No. 61 to Form N-4 Registration Statement (File No. 33-33085) filed on October 17, 2013.
Note 64.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-186031) filed on February 21, 2014.
Note 65.	Incorporated herein by reference to Post-Effective Amendment No. 61 to Form N-4 Registration Statement (File No. 33-56908) filed on April 29, 2014.
Note 66.	Incorporated herein by reference to Post-Effective Amendment No. 67 to Form N-4 Registration Statement (File No. 33-56908) filed on December 30, 2014.
Note 67.	Incorporated herein by reference to Post-Effective Amendment No. 70 to Form N-4 Registration Statement (File No. 33-56908) filed on April 24, 2015.
Note 68.	Incorporated herein by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-186029) filed on October 13, 2015.
Note 69.	Incorporated herein by reference to Post-Effective Amendment No. 71 to Form N-4 Registration Statement (File No. 33-56908) filed on April 25, 2016.
Note 70.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-215598) filed on January 18, 2017.
Note 71.	Incorporated herein by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 333-189435) filed on August 8, 2016.
Note 72.	Incorporated herein by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-185573) filed on April 24, 2017.
Note 73.	Incorporated herein by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 333-185573) filed on April 30, 2018.
Note 74.	Incorporated herein by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-185573) filed on April 25, 2019.
Note 75.	Incorporated herein by reference to Post-Effective Amendment No. 74 to Form N-4 Registration Statement (File No. 33-56908) filed on April 26, 2019.
Note 76.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-236182) filed on January 31, 2020.
Note 77.	Incorporated herein by reference to Post-Effective Amendment No. 75 to Form N-4 Registration Statement (File No. 33-56908) filed on April 29, 2020.
Note 78.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-233836) filed on July 30, 2020.
Note 79.	Filed herewith.

Item 25.     Directors and Officers of the Depositor

Name and Business Address	Principal Positions and Offices with Depositor

Blake S. Bostwick 1801 California St. Suite 5200 Denver, CO 80202	Director, Chief Executive Officer and President

Fred Gingerich 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499-0001	Director, Chairman of the Board, Controller, Assistant Treasurer and Vice President

Karyn Polak 100 Light Street Baltimore, MD 21202	Director, General Counsel, Secretary and Senior Vice President

David Schulz 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Chief Tax Officer and Senior Vice President

C. Michiel van Katwijk 100 Light Street Baltimore, MD 21202	Director, Chief Financial Officer, Executive Vice President and Treasurer

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant.

As of December 31, 2020, the following pages shows all corporations directly or indirectly controlled or under common control, with the Depositor, showing the state or other sovereign power under the laws of which each is organized and the percentage ownership of voting securities giving rise to the control relationship.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
239 West 20th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
313 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
319 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
AEGON Affordable Housing Debt Fund I, LLC	Delaware	Members: AHDF Manager I, LLC (0.01%), Mangaging Member; Transamerica Life Insurance Company (5%); non-AEGON affiliates: Dominium Taxable Fund I, LLC (94.99%)	Affordable housing loans
AEGON AM Funds, LLC	Delaware	AEGON USA Investment Management, LLC is the Manager; equity will be owned by clients/Investors of AEGON USA Investment Management, LLC	To serve as a fund for a client and offer flexilbility to accommodate other similarly situated clients.
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding, LLC	Registered investment advisor
Aegon Community Investments 50, LLC	Delaware

Members: Aegon Community Investments 50, LLC (0.10%); Transamerica Financial Life Insurance Company (25.49750%); Transamerica Life Insurance Company (25.49750%); non-AEGON affiliate, Citibank, N.A. (48.9950%)

Investments
Aegon Community Investments 51, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 52, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 53, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 54, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 55, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Aegon Community Investments 56, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Aegon Community Investments 57, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 58, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 59, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon Community Investments 60, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 61, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 62, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 63, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 64, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
AEGON Direct Marketing Services, Inc.	Maryland	Transamerica Life Insurance Company owns 73.548%; Commonwealth General Corporation owns 26.452%	Marketing company
AEGON Direct Marketing Services International, LLC	Maryland	100% AUSA Holding, LLC	Marketing arm for sale of mass marketed insurance coverage
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Energy Management, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing
AEGON Funding Company, LLC.	Delaware	Sole Member: Transamerica Corporation	Issue debt securities-net proceeds used to make loans to affiliates
Aegon Global Services, LLC	Iowa	Sole Member: Commonwealth General Corporation	Holding company
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance
Aegon LIHTC Fund 50, LLC	Delaware

Members: Aegon Community Investments 50, LLC (0.01%); Transamerica Financial Life Insurance Company (25.49750%); Transamerica Life Insurance Company (25.49750%); non-affiliate of AEGON, Citibank, N.A. (48.9950%)

Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon LIHTC Fund 51, LLC	Delaware	Members: Aegon Community Investments 51, LLC (.01%) as Managing Member; non-affiliate of AEGON, Citibank, N.A. (99.99%)	Investments
Aegon LIHTC Fund 52, LLC	Delaware

Members: Transamerica Financial Life Insurance Company (10.18%); Transamerica Life Insurance Company (1%); Managing Member - Aegon Community Investments 52, LLC (0.01%); non-affiliates of AEGON, Citibank, N.A. (49%); California Bank & Trust (5.21%); Pacific West Bank (7.58%); Ally Bank (11.35%); US Bank (7.58%); Bank of the West (7.46%)

Investments
Aegon LIHTC Fund 54, LLC	Delaware	Non-Member Manager Aegon Community Investments 54, LLC (0%); Members: non-affiliate of Aegon, FNBC Leasing Corporation (100%)	Investments
Aegon LIHTC Fund 55, LLC	Delaware

Members: Managing Member - Aegon Community Investments 55, LLC (.01%); Transamerica Life Insurance Company (2.82%); non-affiliates of AEGON, Bank of Hope (14.26%); CMFG Life Insurance Company (9.72%); Citibank, N.A. (21.69%); ZB

National Association (1.81%); Ally Bank (8.21%); U.S. Bancorp Community Development Corporation (22.10%); Lake City Bank (1.47%); The Guardian Life Insurance Company of America (10.45%); Minnesota Life Insurance Company (7.46%)

Investments
Aegon LIHTC Fund 57, LLC	Delaware	Members: Managing Member - Aegon Community Investments 57, LLC (.01%); non-affiliate of AEGON, Bank of America, N.A. as Investor Member (99.99%)	Investments
Aegon LIHTC Fund 58, LLC	Delaware

Members: Managing Member - Aegon Community Investments 58, LLC (0.01%); Transamerica Life Insurance Company (12%); non-affiliates of AEGON, Allstate Insurance Company (12%); Allstate Life Insurance Company (12%); Ally Bank (17%); CMFG Life Insurance Company (8.05%); Santander Bank, N.A. (22.25%); U.S. Bancorp Community Development Corporation (19.47%); Zions Bancorporation, N.A. (6.35%)

Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon LIHTC Fund 60, LLC	Delaware	Non-Member Manager Aegon Community Investments 60, LLC (0%); Member: non-affiliate of Aegon, FNBC Leasing Corporation (100%)	Investments
Aegon LIHTC Fund 61, LLC	Delaware	Non-Member Manager Aegon Community Investments 61, LLC (0%); Members: non-affiliate of Aegon, HSBC Bank, N.A. (100%)\	Investments
Aegon LIHTC Fund 62, LLC	Delaware	Sole Member: Aegon Community Investments 62, LLC	Investments
Aegon LIHTC Fund 63, LLC	Delaware	Sole Member: Aegon Community Investments 63, LLC	Investments
Aegon LIHTC Fund 64, LLC	Delaware	Sole Member: Aegon Community Investments 64, LLC	Investments
AEGON Managed Enhanced Cash, LLC	Delaware	Sole Member: Tramsamerica Life Insurance Company	Investment vehicle for securities lending cash collateral
AEGON Management Company	Indiana	100% Transamerica Corporation	Holding company
Aegon Market Neutral Income Fund, LLC	Delaware	AEGON USA Investment Management, LLC is the sole Member until the first Investor buys in, then the entity will be managed by a 3-Member Board of Managers.	Investments
Aegon Multi-Family Equity Fund, LLC	Delaware	Members: Transamerica Life Insurance Company (20%); Transamerica Financial Life Insurance Company (5%); non-affiliate of AEGON: Landmark Real Estate Partners VIII, L.P. (72.1591%).	Investments
Aegon Opportunity Zone Fund Joint Venture 1, LLC	Delaware	Sole Member: Aegon OZF Investments 1, LLC	Investments
Aegon OZF Investments 1, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
Aegon Private Opportunities Partners I, LLC	Delaware	Sole member: Transamerica Life Insurance Company	Investments (private equity)
Aegon Upstream Energy Fund, LLC	Delaware	Sole Member: AEGON Energy Management, LLC	Investments
AEGON USA Asset Management Holding, LLC	Iowa	Sole Member: AUSA Holding, LLC	Holding company
AEGON USA Investment Management, LLC	Iowa	Sole Member: AEGON USA Asset Management Holding, LLC	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, LLC	Iowa	Sole Member: AEGON USA Asset Management Holding, LLC	Administrative and investment services

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
Aegon Workforce Housing Boynton Place REIT, LLC	Delaware	Sole Member: Aegon Worforce Housing Separate Account 1, LLC	Multifamily private equity structure with third- party Investor
Aegon Workforce Housing Fund 2 Holding Company, LLC	Delaware	Sole Member: Aegon Workforce Housing Fund 2, LP	Holding company
Aegon Workforce Housing Fund 2, LP	Delaware	General Partner is AWHF2 General Partner, LLC. Fund Partners: Transamerica Life Insurance Company (80%) and Transamerica Financial Life Insurance Company (20%)	Investments
Aegon Workforce Housing Fund 3 Holding Company, LLC	Delaware	Sole Member: Aegon Workforce Housing Fund 3, LP	Holding company
Aegon Workforce Housing Fund 3,LP	Delaware	General Partner is AWHF3 General Partner, LLC. Fund Partners: Transamerica Life Insurance Company (90%) and Transamerica Financial Life Insurance Company (10%)	Investments
Aegon Workforce Housing Park at Via Rosa REIT, LLC	Delaware	Sole Member: Aegon Worforce Housing Separate Account 1, LLC	Multifamily private equity structure with third- party Investor
Aegon Workforce Housing Separate Account 1, LLC	Delaware

Members: Transamerica Life Insurance Company (20.08%); Transamerica Financial Life Insurance Company (4.170%); non-affiliates of AEGON: Lake Tahoe IV, L.P. (23.860%); Townsend RE Global Special Solutions, L.P. (10.230%); Townsend Real Estate Alpha Fund III, L.P. (40.910%). Member Manager: AWHSA Manager 1, LLC.

Multifamily private equity structure with third- party Investor
AHDF Manager I, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
ALH Properties Eight LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	Sole Member: FGH USA LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ALH Properties Two LLC	Delaware	Sole Member: FGH USA LLC	Real estate
AMFETF Manager, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AMTAX HOLDINGS 308, LLC	Ohio	TAHP Fund II, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 347, LLC	Ohio	TAHP Fund II, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 388, LLC	Ohio	TAHP Fund II, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 483, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 559, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 561, LLC	Ohio	TAHP Fund VII, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 588, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 613, LLC	Ohio	Garnet LIHTC Fund VII, LLC - 99% Member; Cupples State LIHTC Investors, LLC - 1% Member; TAH Pentagon Funds, LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 639, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 649, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 672, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 713, LLC	Ohio	TAHP Fund II, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
Apollo Housing Capital Arrowhead Gardens, LLC	Delaware	Sole Member: Garnet LIHTC Fund XXXV, LLC	Affordable housing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AUIM Credit Opportunities Fund, LLC	Delaware	Members: AEGON USA Invesmtent Management, LLC (98.36%); non- affiliate of AEGON (1.64%)	Investment vehicle
AUSA Holding, LLC	Maryland	Sole Member: 100% Transamerica Corporation	Holding company
AUSA Properties, Inc.	Iowa	100% AEGON USA Realty Advisors, LLC	Own, operate and manage real estate
AWHF2 General Partner, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AWHF3 General Partner, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AWHSA Manager 1, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Multifamily private equity structure with third- party Investor
Barfield Ranch Associates, LLC	Florida	Members: Mitigation Manager, LLC (50%); non-affiliate of AEGON, OBPFL- Barfield, LLC (50%)	Investments
Bay State Community Investments I, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments in low income housing tax credit properties
Carle Place Leasehold SPE, LLC	Delaware	Sole Member: Transamerica Financial Life Insurance Company	Lease holder
Cedar Funding, Ltd.	Cayman Islands	100% Transamerica Life Insurance Company	Investments
Commonwealth General Corporation	Delaware	100% Transamerica Corporation	Holding company
Creditor Resources, Inc.	Michigan	100% AUSA Holding, LLC	Credit insurance
CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Cupples State LIHTC Investors, LLC	Delaware	Sole Member: Garnet LIHTC Fund VIII, LLC	Investments
Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services
FD TLIC, Limited Liability Company	New York	100% Transamerica Life Insurance Company	Broadway production
FGH Realty Credit LLC	Delaware	Sole Member: FGH USA, LLC	Real estate
FGH USA LLC	Delaware	Sole Member: RCC North America LLC	Real estate
Fifth FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Management services
First FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Fourth FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100% Transamerica Life Insurance Company	Investments
Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments III, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investment XXVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XL, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XLI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIV, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XLVII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIX, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet ITC Fund XLIII, LLC	Delaware	Members: Garnet Community Investments XLIII, LLC (0%) asset Manager: non-affiliate of AEGON, Solar TC Corp. (100%) Investor Member	Investments
Garnet LIHTC Fund III, LLC	Delaware	Members: Transamerica Life Insurance Company (.01%); non-affiliate of AEGON, Aegon Community Investments III, (99.99%)	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (99.99%); Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (99.99%); Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (99.99%); Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (99.99%) and Transamerica Life Insurance Company (0.01%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XII, LLC	Delaware	Members: Managing Member, Garnet Community Investments XII (.01%), Garnet LIHTC Fund XII-B (13.30%), Garnet LIHTC Fund XII-C (13.30%); non- affiliate of Aegon, Bank of America, N.A. (73.39%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Members: Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Members: Garnet Community Investments XII, LLC (99.99%) and Transamerica Life Insurance Company (.01%).	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Members: Garnet Community Investments XII, LLC (99.99%) and Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Members: Managing Member, Garnet Community Investments .01%; Garnet LIHTC Fund XIII-A (68.10%); Garnet LIHTC Fund XIII-B (31.89%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Managing Member, Garnet Community Investments XIII, LLC (99.99%) and Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Managing Member, Garnet Community Investments XIII, LLC (99.99%) and Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	Members: 0.01% Garnet Community Investments, LLC (0.01%); Wells Fargo Bank, N.A. (49.995%); and Goldenrod Asset Management, Inc.(49.995%), both non-AEGON affiliates	Investments
Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments
Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Special Situations Investing Group II, LLC, a non-affiliate of AEGON (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Garnet Community Investments XX, LLC	Investments
Garnet LIHTC Fund XXI, LLC	Delaware	Sole Member: Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIV, LLC	Delaware

Members: Garnet Community Investments XXIV, LLC (0.01% as Managing Member); Transamerica Life Insurance Company (21.26%); non- affiliates of AEGON: New York Life Insurance Company (25.51%), New York Life Insurance and Annuity

Investments
Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non-affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable housing I LLC (1%)	Investments
Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XXVII, LLC	Delaware

Members: Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON: Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Bank and Trust Company (18.1714%)

Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXVIII, LLC	Delaware

Members: Garnet Community Investments XXVIII LLC (0.01%); non- affiliates of AEGON: USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)

Investments
Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non- affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments
Garnet LIHTC Fund XXX, LLC	Delaware	Members: Garnet Community Investments XXX, LLC (0.01%); non- affiliate of AEGON, New York Life Insurance Company (99.99%)	Investments
Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non- affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable Housing I, LLC (1%)	Investments
Garnet LIHTC Fund XXXII, LLC	Delaware	Sole Member: Garnet Community Investments XXXVII, LLC.	Investments
Garnet LIHTC Fund XXXIII, LLC	Delaware	Members: Garnet Community Investment XXXIII, LLC (0.01%); non- affiliate of AEGON, NorLease, Inc. (99.99%)	Investments
Garnet LIHTC Fund XXXIV, LLC	Delaware	Members: Garnet Community Investments XXXIV, LLC (99.99%) and Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund XXXV, LLC	Delaware	Members: Garnet Community Investment XXXV, LLC (0.01%); non- affiliate of AEGON, Microsoft Corporation (99.99%)	Investments
Garnet LIHTC Fund XXXVI, LLC	Delaware	Members: Garnet Community Investments XXXVI, LLC (1%) as Managing Member; JPM Capital Corporation, a non-AEGON affiliate (99%) as Investor Member	Investments
Garnet LIHTC Fund XXXVII, LLC	Delaware	Members: Garnet Community Investments XXXVII, LLC (.01%); LIH Realty Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXXVIII, LLC	Delaware	Members: Garnet Community Investments XXXVIII, LLC, non-Member Manager; non-affiliate of AEGON, Norlease, Inc. (100%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXXIX, LLC	Delaware	Members: Garnet Community Investments XXXIX, LLC a Managing Member (1%); non-AEGON affiliate, FNBC Leasing Corporation as Investor Member (99%)	Investments
Garnet LIHTC Fund XL, LLC	Delaware	Members: Garnet Community Investments XL, LLC (.01%); non- AEGON affiliate, Partner Reinsurance Company of the U.S. (99.99%)	Investments
Garnet LIHTC Fund XLI, LLC	Delaware

Members: Transamerica Life Insurance Company (9.990%) and Garnet Community Investments XLI, LLC (.01% Managing Member); non-AEGON affiliates : BBCN Bank (1.2499%), East West Bank (12.4988%), Opus Bank (12.4988%), Standard Insurance Company (24.9975%), Mutual of Omaha (12.4988%), Pacific Western Bank (7.4993%) and Principal Life Insurance Company (18.7481%).

Investments
Ganet LIHTC Fund XLII, LLC	Delaware	Members: Garnet Community Investments XLII, LLC (.01%) Managing Member; non-affiliates of AEGON: Community Trust Bank (83.33%) Investor Member; Metropolitan Bank (16.66%) Investor Member.	Investments
Garnet LIHTC Fund XLIV-A, LLC	Delaware	Sole Member: ING Capital, LLC; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments
Garnet LIHTC Fund XLIV-B, LLC	Delaware	Sole Member: Lion Capital Delaware, Inc.; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments
Garnet LIHTC Fund XLVI, LLC	Delaware	Members: Garnet Community Investments XLVI, LLC (0.01%) Managing Member; non-affiliate of AEGON, Standard Life Insurance Company (99.99%) Investor Member	Investments
Garnet LIHTC Fund XLVII, LLC	Delaware

Members: Garnet Community Investments XLVII, LLC (1%) Managing Member; Transamerica Life Insurance Company (14%) Investor Member; non- affiliate of AEGON: Citibank, N.A. (49%) Investor Member; New York Life Insurance Company (20.5%) Investor Member and New York Life Insurance and Annuity Corporation (15.5%) Investor Member

Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XLVIII, LLC	Delaware

Members: Transamerica Financial Life Insurance Company (75.18%) and Garnet Community Investments XXXLVIII, LLC (.01%); non-affiliates of AEGON: U.S. Bancorp Community Development Corporation (21.04%), American Republic Insurance Company (2.84%), Bank of Hope (.93%)

Investments
Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Imani Fe, LP	California

Partners: Garnet LIHTC Fund XIV, LL (99.99% Investor limited partner); Transamerica Affordable Housing, Inc. (non-owner special limited partner); non- affiliates of AEGON: ABS Imani Fe, LLC (.0034% class A limited partner); TAH Imani Fe GP, LLC (.0033% co- general partner); Grant Housing and Economic Development Corporation (.0033% Managing general partner)

Affordable housing
InterSecurities Insurance Agency, Inc.	California	100% Transamerica Life Insurance Company	Insurance agency
Investors Warranty of America, LLC	Iowa	Sole Member: RCC North America LLC	Leases business equipment
Ironwood Re Corp.	Hawaii	100% Commonwealth General Corporation	Captive insurance company
LCS Associates, LLC	Delaware	Sole Member: RCC North America LLC	Investments
Life Investors Alliance LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities
LIHTC Fund 53, LLC	Delaware	Non-Member Manager, AEGON Community Investments 53, LLC (0%); non-affiliates of AEGON: Bank of America, National Association (98%); MUFG Union Bank, N.A. (2%)	Investments
LIHTC Fund 56, LLC	Delaware	Members: Managing Member - Aegon Community Investments 56, LLC (0%); non-affiliates of AEGON, Bank of America, National Association (90%) and MUFG Union Bank, N.A. (10%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
LIHTC Fund 59, LLC	Delaware	Members: Non-Member Manager Aegon Community Investments 59, LLC (0%); non-affiliates of AEGON, Bank of America, National Association (99.99%); Dominium Taxable Fund II, LLC (0.01%)	Investments
LIHTC Fund XLV, LLC	Delaware	Non-Member Manager: Garnet Community Investments XLV, LLC (0%)	Investments
LIHTC Fund XLIX, LLC	Delaware	Sole Member: Garnet Community Investments XLIX, LLC	Investments
LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding, LLC	Trust company
Mitigation Manager, LLC	Delaware	Sole Member: RCC North America LLC	Investments
Money Services, Inc.	Delaware	100% AUSA Holding, LLC

Provides certain financial services for affiliates including, but not limited to, certain intellectual property, computer and computer- related software and hardware services, including procurement and contract services to some or all of the Members of the AEGON Group in the United States and Canada.

Monumental Financial Services, Inc.	Maryland	100% Transamerica Corporation	DBA in the State of West Virginia for United Financial Services, Inc.
Monumental General Administrators, Inc.	Maryland	100% AUSA Holding, LLC	Provides management services to unaffiliated third party administrator
Natural Resources Alternatives Portfolio I, LLC	Delaware	Members: Transamerica Life Insurance Company (96%); Transamerica Financial Life Insurance Company (4%); Managing Member: AEGON USA Realty Advisors, LLC	Investment vehicle - to invest in Natural Resources
Natural Resources Alternatives Portfolio II, LLC	Delaware	Members: Transamerica Life Insurance Company (95%); Transamerica Financial Life Insurance Company (5%)	Investment vehicle
Natural Resources Alternatives Portfolio 3, LLC	Delaware	Members: Transamerica Life Insurance Company (90%); Transamerica Financial Life Insurance Company (10%)	Investment vehicle
Nomagon Title Grandparent, LLC	Delaware	Sole member is AEGON USA Asset Management Holding, LLC; AEGON USA Realty Advisors, LLC is the non- member manager of this entity	Investment vehicle

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Nomagon Title Holding 1, LLC	Delaware	Sole member is Nomagon Title Parent, LLC; AEGON USA Realty Advisors, LLC is the non-member manager of this entity	Investment vehicle
Nomagon Title Parent, LLC	Delaware	Sole member is Nomagon Title Grandparent, LLC; AEGON USA Realty Advisors, LLC is the non-member manager of this entity	Investment vehicle
Osceola Mitigation Partners, LLC	Florida	Members: Mitigation Manager, LLC (50%); non-affiliate of AEGON, OBPFL- MITBK, LLC (50%)	Investments
Pearl Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Pearl Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Transamerica Life Insurance Company	Marketing non-insurance products
Placer 400 Investors, LLC	California	Members: RCC North Amerivca LLC (50%); non-affiliate of AEGON, AKT Placer 400 Investors, LLC (50%)	Investments
Primus Guaranty, Ltd.	Bermuda	Members: Transamerica Life Insurance Company (20% 13.1%) and non- affiliates of AEGON and the public holders own the remainder.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
PSL Acquisitions Operating, LLC	Iowa	Sole Member: RCC North America LLC	Owner of Core subsidiary entities
RCC North America LLC	Delaware	Sole Member: Transamerica Corporation	Real estate
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (92.%); Transamerica Financial Life Insurance Company (7.5%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Member: Transamerica Life Insurance Company. Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (90.6%).	Real estate alternatives investment
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members: Transamerica Life Insurance Company (96%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members: Transamerica Life Insurance Company (96%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
SB Frazer Owner, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Second FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Seventh FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% Transamerica Corporation	Dormant
St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
TA Private Equity Assets, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments (private equity)
TABR Realty Services, LLC	Delaware	Sole Member: AUSA Holding, LLC	Real estate investments
TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership.
TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity
TAHP Fund 1, LLC	Delaware	Sole Member - Garnet LIHTC Fund IX, LLC	Real estate investments
TAHP Fund 2, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit
TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estate investments
THH Acquisitions, LLC	Iowa	Sole Member - Transamerica Life Insurance Company	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, LLC and holder of foreclosed real estate.
TLIC Oakbrook Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
TLIC Watertree Reinsurance Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
Tradition Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Tradition Irrigation Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Irrigation company
Tradition Land Company, LLC	Iowa	Sole Member: RCC North America LLC	Acquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed real estate.
Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership
Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding, LLC	Special purpose subsidiary
Transamerica Asset Management, Inc.	Florida	Transamerica Life Insurance Company owns 77%; AUSA Holding, LLC owns 23%.	Fund advisor
Transamerica (Bermuda) Services Center, Ltd.	Bermuda	100% AEGON International B.V.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding, LLC	Broker/Dealer
Transamerica Casualty Insurance Company	Iowa	100% Transamerica Corporation	Insurance company
Transamerica Corporation	Delaware	100% AEGON International B.V.	Major interest in insurance and finance
Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company
Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	1,000 shares owned by AUSA Holding, LLC; 209 shares owned by Commonwealth General Corporation; 729 shares owned by AEGON Asset Management Services, Inc.	Broker/Dealer
Transamerica Financial Life Insurance Company	New York	88% Transamerica Corporation; 12% Transamerica Life Insurance Company	Insurance
Transamerica Fund Services, Inc.	Florida	Transamerica Life Insurance Company owns 44%; AUSA Holding, LLC owns 56%	Mutual fund
Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica International Direct Marketing Consultants, LLC	Maryland	Members: 51% Beth Lewellyn; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corporation	Reinsurance
Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Commonwealth General Corporation	Insurance and reinsurance consulting
Transamerica Investors Securities Corporation	Delaware	100% Transamerica Retirement Solutions, LLC	Broker/Dealer
Transamerica Leasing Holdings Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life Insurance Company	Iowa	100% - Commonwealth General Corporation	Insurance
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda - - will primarily write fixed universal life and term insurance
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Commonwealth General Corporation	Life insurance
Transamerica Pyramid Properties LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Realty limited liability company
Transamerica Redwood Park, LLC	Delaware	Sole Member - Transamerica Corporation	Hold property interests in Redwood Park in California
Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides education and information regarding retirement and economic issues.
Transamerica Retirement Advisors, LLC	Delaware	Sole Member: Transamerica Retirement Solutions, LLC	Investment advisor
Transamerica Retirement Insurance Agency, LLC	Delaware	Sole Member: Transamerica Retirement Solutions, LLC	Conduct business as an insurance agency.
Transamerica Retirement Solutions, LLC	Delaware	Sole Member: AUSA Holding, LLC	Retirement plan services.
Transamerica Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.
Transamerica Travel and Conference Services, LLC	Iowa	Sole Member: Money Services, Inc.	Travel and conference services
Transamerica Ventures, LLC	Delaware	Sole Member: AUSA Holding, LLC	Investments
Transamerica Ventures Fund, LLC	Delaware	100% AUSA Holding, LLC	Investments
United Financial Services, Inc.	Maryland	100% Transamerica Corporation	General agency
Universal Benefits, LLC	Iowa	Sole Member: AUSA Holding, LLC	Third party administrator

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
US PENG, INC.	Delaware	Sole Member: AEGON Levensverzekering N.V.	Energy investment strategy
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	Sole Member: World Financial Group, Inc.	Marketing
WFG Securities Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Canada Inc.	Canada	100% World Financial Group Holding Company of Canada Inc.	Marketing
World Financial Group Holding Company of Canada Inc.	Canada	100% Commonwealth General Corporation	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	Iowa	100% Transamerica Life Insurance Company	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
Yarra Rapids, LLC	Delaware	Members are: Real Estate Alternatives Portfolio 4MR, LLC (49%) and non- AEGON affiliate (51%)	Real estate investments
Zahorik Company, Inc.	California	100% AUSA Holding, LLC	Inactive
Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (69.15%); Transamerica Financial Life Insurance Company (16.58%); Transamerica Pacific Insurance Company, Ltd. (14.27%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

Item 27.    Number of Policyowners

As of February 28, 2021, there were 5,228 Owners of the Policies for FreedomSM Variable Annuity; and 101 Owners of the Policies for Members® FreedomSM Variable Annuity.

Item 28.    Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29	Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA B, Separate Account VA Q, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL-A, and Variable Life Account A, Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II, Separate Account VA BB, Separate Account VA CC, Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Annuity Account, WRL Series Annuity Account B, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account and Separate Account VL E. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account, TFLIC Series Life Account, TFLIC Pooled Account No. 44, Transamerica Variable Funds, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds, Transamerica Investors, Inc., and Transamerica Asset Allocation Variable Funds.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter
Brian Beitzel	(2)	Director, Treasurer and Chief Financial Officer

Joe Boan	(1)	Director, Chairman of the Board, Chief Executive Officer and President

Doug Hellerman	(3)	Chief Compliance Officer and Vice President

Gregory E. Miller-Breetz	(1)	Secretary

(1)	100 Light Street, Floor B1, Baltimore, MD 21202
(2)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(3)	1801 California Street, Suite 5200, Denver, CO 80202

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$7,105,608	0	0	0

(1)	Fiscal Year 2020

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit Transamerica, at 4 Manhattanville Road, Purchase, New York 10577, or its Service Office, Financial Markets Group—Variable Annuity Dept., 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499.

Item 31.    Management Services.

All management Policies are discussed in Part A or Part B.

Item 32.    Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the contract may be accepted.

(b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the application that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) The Depositor hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

Section 403(b) Representations

Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Denver and State of Colorado, on this 29th day of April, 2021.

SEPARATE ACCOUNT VA B Registrant

TRANSAMERICA LIFE INSURANCE COMPANY Depositor

*
Blake S. Bostwick
Director, Chief Executive Officer and President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* Blake S. Bostwick	Director, Chief Executive Officer and President	April 29, 2021

* Fred Gingerich	Director, Chairman of the Board, Controller, Assistant Treasurer and Vice President	April 29, 2021

* Karyn Polak	Director, General Counsel, Secretary and Senior Vice President	April 29, 2021

* David Schulz	Director, Chief Tax Officer and Senior Vice President	April 29, 2021

* C. Michiel van Katwijk	Director, Chief Financial Officer, Executive Vice President and Treasurer	April 29, 2021

/s/ Brian Stallworth Brian Stallworth	Assistant Secretary	April 29, 2021

*By: Brian Stallworth – Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.